REGISTRATION STATEMENT NO. 333-00165
                                                                       811-07487

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 11

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 11

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)
                                   -----------
                 ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[   ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]  on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[   ]  __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]  on ____________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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




                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                              GOLD TRACK PROSPECTUS

This prospectus describes Gold Track, a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company", "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Variable Funding Options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund                                         THE TRAVELERS SERIES TRUST
Dreyfus Stock Index Fund -- Initial Shares                          Convertible Securities Portfolio
High Yield Bond Trust                                               Disciplined Mid Cap Stock Portfolio
Managed Assets Trust                                                Mercury Large Cap Core Portfolio(6)
AIM VARIABLE INSURANCE FUNDS                                        MFS Mid Cap Growth Portfolio
  AIM V.I. Premier Equity Fund -- Series I Shares(1)                MFS Value Portfolio
CITISTREET FUNDS, INC.                                              Pioneer Fund Portfolio(7)
  CitiStreet Diversified Bond Fund -- Class I                       Social Awareness Stock Portfolio
  CitiStreet International Stock Fund -- Class I                    Travelers Quality Bond Portfolio
  CitiStreet Large Company Stock Fund -- Class I                    U.S. Government Securities Portfolio
  CitiStreet Small Company Stock Fund -- Class I                  TRAVELERS SERIES FUND INC.
DELAWARE VIP TRUST                                                  AIM Capital Appreciation Portfolio
  Delaware VIP REIT Series -- Standard Class                        MFS Total Return Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                    Pioneer Strategic Income Portfolio(8)
  Dreyfus Variable Investment Fund -- Appreciation                  SB Adjustable Rate Income Portfolio Smith Barney Class
    Portfolio -- Initial Shares                                     Smith Barney Aggressive Growth Portfolio
  Dreyfus Variable Investment Fund -- Developing Leaders            Smith Barney High Income Portfolio
    Portfolio -- Initial Shares(2)                                  Smith Barney International All Cap Growth Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                Smith Barney Large Cap Value Portfolio
  Templeton Developing Markets Securities Fund -- Class 2           Smith Barney Large Capitalization Growth Portfolio
    Shares                                                          Smith Barney Money Market Portfolio
  Templeton Foreign Securities Fund -- Class 2 Shares               Strategic Equity Portfolio(9)
  Templeton Global Asset Allocation Fund -- Class 1 Shares        VAN KAMPEN LIFE INVESTMENT TRUST
  Templeton Growth Securities Fund -- Class 1 Shares                Emerging Growth Portfolio Class II Shares
JANUS ASPEN SERIES                                                  Enterprise Portfolio Class II Shares
  Balanced Portfolio -- Service Shares                            VARIABLE INSURANCE PRODUCTS FUND
  Mid Cap Growth Portfolio -- Service Shares(3)                     Asset Manager SM Portfolio -- Initial Class(10)
  Worldwide Growth Portfolio -- Service Shares                      Contrafund(R) Portfolio -- Service Class 2
PIMCO VARIABLE INSURANCE TRUST                                      Dynamic Capital Appreciation Portfolio -- Service Class 2
  Total Return Portfolio -- Administrative Class                    Equity-Income Portfolio -- Initial Class
PUTNAM VARIABLE TRUST                                               Growth Portfolio -- Initial Class
  Putnam VT International Equity Fund -- Class IB Shares(4)         Mid Cap Portfolio -- Service Class 2
  Putnam VT Small Cap Value Fund -- Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund -- Class I(5)
  Investors Fund -- Class I
  Small Cap Growth Fund -- Class I

--------------
(1)   Formerly AIM V.I. Premier Equity Fund -- Series I         (6)   Formerly MFS Research Portfolio
(2)   Formerly Small Cap Portfolio -- Initial Shares            (7)   Formerly Utilities Portfolio
(3)   Formerly Aggressive Growth Portfolio -- Service Shares    (8)   Formerly Putnam Diversified Income Portfolio
(4)   Formerly Putnam VT International Growth Fund --           (9)   Formerly Alliance Growth Portfolio
      Class IB Shares                                          (10)  Formerly Asset Manager Portfolio -- Initial Class
(5)   Formerly Capital Fund -- Class I

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus sets forth the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Cityplace, 3 CP, Hartford, CT 06103-3415, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED: MAY 2, 2005

                                TABLE OF CONTENTS

Glossary ............................................    3      Allocation of Cash Value During the Annuity
Summary..............................................    5        Period..........................................        34
Fee Table............................................    8      Variable Annuity.......................................   35
Condensed Financial Information......................   16      Fixed Annuity..........................................   35
The Annuity Contract.................................   16      Retired Life Certificate...............................   35
   Contract Owner Inquiries..........................   17      Annuity Options........................................   35
   Allocated Contracts...............................   17      Variable Liquidity Benefit.............................   36
   Unallocated Contracts.............................   17   Miscellaneous Contract Provisions.........................   36
   Purchase Payments.................................   17      Right to Return........................................   36
   Accumulation Units................................   17      Termination of Allocated Contracts.....................   37
   The Variable Funding Options......................   17      Contract Exchanges.....................................   37
Charges and Deductions...............................   23      Suspension of Payments ................................   37
   General...........................................   23      Account Value..........................................   38
   Withdrawal Charge.................................   23   The Separate Account......................................   38
   Free Withdrawal Allowance.........................   24      Performance Information................................   38
   Mortality and Expense Risk Charge.................   24   Federal Tax Considerations................................   39
   Variable Liquidity Benefit Charge.................   25      General Taxation of Annuities............................ 39
   Variable Funding Option Expenses..................   25      Types of Contracts: Qualified and Nonqualified........... 39
   Premium Tax.......................................   25      Qualified Annuity Contracts.............................. 39
   Changes in Taxes Based upon Premium or                         Taxation of Qualified Annuity Contracts................ 39
     Value...........................................   25        Mandatory Distributions for Qualified Plans............ 39
   Administrative Charge.............................   25      Nonqualified Annuity Contracts........................... 40
   TPA Administrative Charges........................   26        Diversification Requirements for Variable
The CHART Program Fee................................   26          Annuities............................................ 41
Transfers............................................   26        Ownership of the Investments........................... 41
   Dollar Cost Averaging.............................   27        Taxation of Death Benefit Proceeds..................... 41
Asset Allocation Services............................   28      Other Tax Considerations................................. 41
   General...........................................   28        Treatment of Charges for Optional Benefits............. 41
   CHART Program.....................................   29        Penalty Tax for Premature Distribution................. 41
   Program Fees......................................   30        Puerto Rico Tax Considerations......................... 41
Access to Your Money.................................   30        Non-Resident Aliens.................................... 42
   Systematic Withdrawals............................   30   Other Information.........................................   42
Ownership Provisions.................................   31      The Insurance Company..................................   42
   Types of Ownership................................   31      Distribution of Variable Annuity Contracts.............   43
     Contract Owner..................................   31      Conformity with State and Federal Laws.................   44
     Beneficiary.....................................   31      Voting Rights..........................................   45
     Annuitant.......................................   31      Contract Modification..................................   45
Death Benefit........................................   31      Restrictions on Financial Transactions.................   45
   Death Benefit Proceeds Prior to Maturity                     Legal Proceedings and Opinions.........................   45
     Date............................................   32   APPENDIX A: CONDENSED FINANCIAL
   Payment of Proceeds...............................   32      INFORMATION: Separate Account QP ......................  A-1
   Death Proceeds After the Maturity Date............   34   APPENDIX B: CONTENTS OF THE STATEMENT
The Annuity Period...................................   34      OF ADDITIONAL INFORMATION..............................  B-1
   Election of Options at Maturity...................   34

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CERTIFICATE -- the document issued to Participants under a master group contract

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals. The Contract Value may also be referred to as "Cash Value."

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PARTICIPANT -- an individual participating under a group contract.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION --a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                          TRAVELERS GOLD TRACK ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose to receive Annuity Payments from the Fixed Account or the Variable Funding Options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the Variable Funding Options, the dollar amount of your payments may increase or decrease.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for non-qualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, we issue Certificates to the individual Participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to "you," we are referring to the group Participant. Where we refer to your Contract, we are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax-deferred annuity plans, you may return the Contract for a full refund of the Cash Value (including charges) within ten days after you receive it (the "right to return period"). If you cancel the Contract within ten days after you receive it, you receive a full refund of the Cash Value plus any Contract charges you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return (free look), or the return of the Purchase Payments, we will comply. You bear the investment risk on the Purchase Payments allocated to a Variable Funding Option during the free look period; therefore, the Cash Value returned to you may be greater or less than your Purchase Payment. The Cash Value will be determined as of the close of business on the day we receive a Written Request for a refund. There is no right to return period for unallocated contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, we may deduct a semiannual contract administrative charge of $15. A maximum sub-account administrative charge of 0.10% annually will be charged in addition to or instead of the semiannual contract administrative charge, depending upon the terms of your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the Variable Funding Options. Each funding option also charges for management costs and other expenses.

If you withdraw amounts from the Contract, either a deferred sales charge or surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If you withdraw all amounts under the Contract, or if you begin receiving Annuity/Income Payments, we may be required by your state to deduct a premium tax.

During the annuity period, if you have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amount withdrawn will be assessed. See Variable Liquidity Benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions. Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the Death Benefit section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o ASSET ALLOCATION SERVICE. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. ("CFS"), an affiliate of the Company, for the purpose of receiving asset allocation advice under CFS's CHART program (the "program"). Under the program, participants allocate Contract Value according to asset allocation models developed by CFS in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. The program not part of the Contract issued by the Company, and you are not required to participant in the program. The program is fully described in a separate disclosure statement prepared by CFS.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Account. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

CONTRACT OWNER TRANSACTION EXPENSES

                                                                  YEARS SINCE
                CONTINGENT DEFERRED SALES CHARGE             PURCHASE PAYMENT MADE        PERCENTAGE
          ---------------------------------------------  ------------------------------ ---------------
          As a percentage of Purchase Payments                        0-5                     5%
                                                                      6+                      0%

                                       OR

                        SURRENDER CHARGE                        CONTRACT YEAR             PERCENTAGE
          ---------------------------------------------  -----------------------------  ----------------
          As a percentage of amount surrendered                      1-2                      5%
                                                                     3-4                      4%
                                                                     5-6                      3%
                                                                     7-8                      2%
                                                                      9+                      0%

         VARIABLE LIQUIDITY BENEFIT CHARGE:          5% (1)


         --------------------
         (1) This withdrawal charge only applies when you make a surrender after beginning to receive Annuity Payments. The charge is as follows:

                                                              YEARS SINCE INITIAL
               VARIABLE LIQUIDITY BENEFIT CHARGE             PURCHASE PAYMENT MADE        PERCENTAGE
          ---------------------------------------------  ------------------------------ ---------------
          As a percentage of the amount surrendered                   0-5                     5%
                                                                      6+                      0%

                                       OR

               VARIABLE LIQUIDITY BENEFIT CHARGE                CONTRACT YEAR             PERCENTAGE
          ---------------------------------------------  -----------------------------  ----------------
          As a percentage of amount surrendered                      1-2                      5%
                                                                     3-4                      4%
                                                                     5-6                      3%
                                                                     7-8                      2%
                                                                      9+                      0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE
(ALLOCATED CONTRACTS ONLY)....................................     $15

AND / OR

FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AMOUNTS ALLOCATED TO THE VARIABLE
FUNDING OPTIONS UNDER ALLOCATED CONTRACTS)....................     0.10%

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

MORTALITY AND EXPENSE RISK FEES...............................     1.20%



MAXIMUM ANNUAL FEE FOR CHART PROGRAM ...................................1.25%(2)

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                          MINIMUM        MAXIMUM
                                                          -------        -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)     0.26%          1.79%

------------------
 (2) The annual fee applies only to participant's who enter into an investment advisory agreement to participate in CFS' CHART Program. For participants with Contract Value $25,000 or less, the annual investment advisory fee is 1.25%; for participants with Contract Value between $25,001 and $50,000, the annual investment advisory fee is 1.15%; for participants with Contract Value between $50,001 and $75,000, the annual investment advisory fee is 1.05%; for participants with Contract Value between $75,001 and $100,000, the annual investment advisory fee is 0.95%; for participants with Contract Value between $100,001 and $150,000, the annual investment advisory fee is 0.80%; for participants with Contract Value between $150,001 and $250,000, the annual investment advisory fee is 0.60%; for participants with Contract Value between $250,001 and $400,000, the annual investment advisory fee is 0.40%; for participant with Contract Value between $400,001 and $600,000, the annual investment advisory fee is 0.30%; and for participants with Contract Value of $600,001 and higher, the annual investment advisory fee is 0.20%. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                               DISTRIBUTION                               CONTRACTUAL FEE     NET TOTAL
                                                  AND/OR                   TOTAL ANNUAL       WAIVER           ANNUAL
                                MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES      EXPENSES      REIMBURSEMENT      EXPENSES
----------------                ----------    ---------------  --------    ------------   ---------------     --------
Capital Appreciation Fund....       0.70%             --           0.08%        0.78%              --           --(1), (29)

Dreyfus Stock Index Fund --
Initial Shares...............       0.25%             --           0.01%        0.26%              --           0.26%

High Yield Bond Trust........       0.45%             --           0.18%        0.63%              --           --(2), (29)

Managed Assets Trust.........       0.50%             --           0.11%        0.61%              --           --(17), (29)

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity
     Fund -- Series I Shares..      0.61%             --           0.30%        0.91%              --           0.91%(3)

CITISTREET FUNDS, INC.
   CitiStreet Diversified
     Bond Fund -- Class I.....      0.44%             --           0.10%        0.54%              --           0.54%

   CitiStreet International
     Stock Fund -- Class I....      0.71%             --           0.18%        0.89%              --           0.89%

   CitiStreet Large Company
     Stock Fund -- Class I....      0.53%             --           0.11%        0.64%              --           0.64%

   CitiStreet Small Company
     Stock Fund -- Class I....      0.59%             --           0.15%        0.74%              --           0.74%

CITISTREET FUNDS, INC. **
   CitiStreet Diversified
     Bond Fund -- Class I.....      0.44%             --           1.35%        1.79%              --           1.79%

   CitiStreet International
     Stock Fund -- Class I....      0.71%             --           1.43%        2.14%              --           2.14%

   CitiStreet Large Company
     Stock Fund -- Class I....      0.53%             --           1.36%        1.89%              --           1.89%

   CitiStreet Small Company
     Stock Fund -- Class I....      0.59%             --           1.40%        1.99%              --           1.99%

CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+..............       1.25%             --           0.44%        1.69%              --           --(4), (29)

DELAWARE VIP TRUST
   Delaware VIP REIT Series
     -- Standard Class........      0.74%             --           0.10%        0.84%              --           0.84%(5)

DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares........      0.75%             --           0.04%        0.79%              --           0.79%

   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares..................       0.75%             --           0.04%        0.79%              --           0.79%

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST

   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*.......      1.25%           0.25%          0.29%        1.79%              --           1.79%

   Templeton Foreign
     Securities Fund -- Class
     2 Shares*...............       0.68%           0.25%          0.19%        1.12%            0.05%          1.07%(6)

   Templeton Global Asset
     Allocation Fund -- Class
     1 Shares................       0.61%             --           0.24%        0.85%            0.01%          0.84%(6)

   Templeton Growth
     Securities Fund -- Class
     1 Shares................       0.79%             --           0.07%        0.86%              --           0.86%(7)

                                               DISTRIBUTION                               CONTRACTUAL FEE     NET TOTAL
                                                  AND/OR                   TOTAL ANNUAL       WAIVER           ANNUAL
                                MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES      EXPENSES      REIMBURSEMENT      EXPENSES
----------------                ----------    ---------------  --------    ------------   ---------------     --------
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*.........       0.55%           0.25%          0.01%        0.81%              --           0.81%

   Mid Cap Growth Portfolio
     -- Service Shares*.......      0.64%           0.25%          0.01%        0.90%              --           0.90%

   Worldwide Growth
     Portfolio -- Service
     Shares*.................       0.60%           0.25%          0.03%        0.88%              --           0.88%

PIMCO VARIABLE INSURANCE
   TRUST
   Total Return Portfolio --
     Administrative Class*...       0.25%           0.15%          0.25%        0.65%              --           0.65%(8)

PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund -- Class IB
     Shares*+................       0.70%           0.25%          0.38%        1.33%              --           1.33%(9)

   Putnam VT International
     Equity Fund -- Class IB
     Shares*.................       0.75%           0.25%          0.19%        1.19%              --           1.19%

   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.      0.77%           0.25%          0.10%        1.12%              --           1.12%

SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....      0.81%             --           0.08%        0.89%              --           0.89%(10)

   Investors Fund -- Class I..      0.68%             --           0.09%        0.77%              --           0.77%(11)

   Small Cap Growth Fund --
     Class I.................       0.75%             --           0.28%        1.03%              --           1.03%

THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio...............       0.60%             --           0.15%        0.75%              --           --(17), (29)

   Disciplined Mid Cap Stock
     Portfolio...............       0.70%             --           0.12%        0.82%              --           --(17), (29)

   Mercury Large Cap Core
     Portfolio...............       0.79%             --           0.16%        0.95%              --           --(12), (29)

   MFS Mid Cap Growth
     Portfolio...............       0.75%             --           0.13%        0.88%              --           --(13), (29)


   MFS Value Portfolio.......       0.72%             --           0.39%        1.11%              --           --(14), (29)


   Pioneer Fund Portfolio....       0.75%             --           0.37%        1.12%              --           --(15), (29)

   Social Awareness Stock
     Portfolio...............       0.61%             --           0.14%        0.75%              --           --(16), (29)

   Travelers Quality Bond
     Portfolio...............       0.32%             --           0.12%        0.44%              --           --(17), (29)

   U.S. Government
     Securities Portfolio....       0.32%             --           0.11%        0.43%              --           --(17), (29)

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio...............       0.80%             --           0.05%        0.85%              --           0.85%

   MFS Total Return Portfolio       0.77%             --           0.02%        0.79%              --           0.79%(18)

   Pioneer Strategic Income
     Portfolio...............       0.75%             --           0.15%        0.90%              --           0.90%

   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*..................       0.60%           0.25%          0.46%        1.31%              --           1.31%

   Smith Barney Aggressive
     Growth Portfolio........       0.80%             --           0.02%        0.82%              --           0.82%(19)

                                               DISTRIBUTION                               CONTRACTUAL FEE     NET TOTAL
                                                  AND/OR                   TOTAL ANNUAL       WAIVER           ANNUAL
                                MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES      EXPENSES      REIMBURSEMENT      EXPENSES
----------------                ----------    ---------------  --------    ------------   ---------------     --------
   Smith Barney High Income
     Portfolio...............       0.60%             --           0.06%        0.66%              --           0.66%

   Smith Barney
     International All Cap
     Growth Portfolio........       0.88%             --           0.13%        1.01%              --           1.01%(20)

   Smith Barney Large Cap
     Value Portfolio.........       0.63%             --           0.05%        0.68%              --           0.68%(21)

   Smith Barney Large
     Capitalization Growth
     Portfolio...............       0.75%             --           0.03%        0.78%              --           0.78%(22)

   Smith Barney Money Market
     Portfolio...............       0.50%             --           0.03%        0.53%              --           0.53%

   Strategic Equity Portfolio       0.80%             --           0.05%        0.85%              --           0.85%

VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     Class II Shares*........       0.70%           0.25%          0.07%        1.02%              --           1.02%

   Enterprise Portfolio
     Class II Shares*........       0.50%           0.25%          0.13%        0.88%              --           --(23), (29)

VARIABLE INSURANCE PRODUCTS
   FUND
   Asset Manager SM
     Portfolio -- Initial
     Class...................       0.53%             --           0.12%        0.65%              --           --(24), (29)

   Contrafund(R) Portfolio --
     Service Class 2*........       0.57%           0.25%          0.11%        0.93%              --           --(25), (29)

   Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*......      0.58%           0.25%          0.38%        1.21%              --           --(26), (29)

   Equity-Income Portfolio --
     Initial Class...........       0.47%             --           0.11%        0.58%              --           --(27), (29)

   Growth Portfolio --
     Initial Class...........       0.58%             --           0.10%        0.68%              --           --(28), (29)

   High Income Portfolio --
     Initial Class+..........       0.58%             --           0.13%        0.71%              --           0.71%

   Mid Cap Portfolio --
     Service Class 2*........       0.57%           0.25%          0.14%        0.96%              --           --(29)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 **    Includes  CHART asset allocation fee.
 +     Closed to new investors.

NOTES

(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million.

(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(4) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which the performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(5) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(7)  The Fund administration fee is paid indirectly through the management fee.

(8) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(9) Putnam Management has agreed to limit fund expenses through December 31, 2005. Including such limitations, Net Total Annual Operating Expenses are 1.19%.

(10) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(11) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(12) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(13) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(14) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(15) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(16) Management fee is based on 0.65% on first $50 million of net assets; 0.55% on the next $50 million; 0.45% on the next $100 million and 0.40% on assets in excess of $200 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(17) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(18) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(19) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(20) Effective July 1, 2004, the management fee was reduced from 0.90% to 0.85% of the Fund's daily net assets.

(21) Effective July 1, 2004, the management fee was reduced from 0.65% to the following breakpoints: 0.60% on the first $500 million of net assets; 0.55% on the next $500 million of net assets and 0.50% on assets in excess of $1 billion.

(22) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(23) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(24) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64%. These offsets may be discontinued at any time.

(25) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(26) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.02%. These offsets may be discontinued at any time. The fund's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.10%. The expense ratio shown reflects the expense cap in effect at February 1, 2005. This arrangement can be discontinued by the fund's manager at any time.

(27) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.57%. These offsets may be discontinued at any time.

(28) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65%. These offsets may be discontinued at any time.

(29) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
        ----------------                                                       ------------------------  ------------------------
        Capital Appreciation Fund..........................................             0.01%                     0.77%
        High Yield Bond Trust..............................................             0.03%                     0.60%
        Managed Assets Trust...............................................             0.01%                     0.60%
        Credit Suisse Trust Emerging Market Portfolio......................             0.29%                     1.40%
        Convertible Securities Portfolio...................................             0.01%                     0.74%
        Disciplined Mid Cap Stock Portfolio................................             0.02%                     0.80%
        Mercury Large Cap Core Portfolio...................................             0.03%                     0.92%
        MFS Mid Cap Growth Portfolio.......................................             0.02%                     0.86%
        MFS Value Portfolio................................................             0.11%                     1.00%
        Pioneer Fund Portfolio.............................................             0.13%                     0.99%
        Social Awareness Stock Portfolio...................................             0.04%                     0.71%
        Travelers Quality Bond Portfolio...................................             0.02%                     0.42%
        U.S. Government Securities Portfolio...............................             0.01%                     0.42%
        Enterprise Portfolio Class II Shares...............................             0.03%                     0.85%
        Asset Manager SM Portfolio -- Initial Class........................             0.01%                     0.64%
        Contrafund(R) Portfolio -- Service Class 2.........................             0.02%                     0.91%
        Dynamic Capital Appreciation Portfolio -- Service Class 2..........             0.19%                     1.02%
        Equity-Income Portfolio -- Initial Class...........................             0.01%                     0.57%
        Growth Portfolio -- Initial Class..................................             0.03%                     0.65%
        Mid Cap Portfolio -- Service Class 2...............................             0.03%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

EXAMPLE 1 -- MAXIMUM EXPENSES WITH CONTINGENT DEFERRED SALES CHARGE

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    649       963       1300       1751      149        463       800        1751

Underlying Fund with Maximum Total Annual
Operating Expenses.........................    802      1426       2074       3312      302        926       1574       3312


EXAMPLE 2 -- MAXIMUM EXPENSES WITH SURRENDER CHARGE

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    667       907       1157       1751      149        463       800        1751

Underlying Fund with Maximum Total Annual
Operating Expenses.........................    812      1351       1905       3312      302        926       1574       3312

EXAMPLE 3 -- THIS EXAMPLE ASSUMES THAT YOUR CONTRACT HAS A CONTINGENT DEFERRED SALES CHARGE AND YOU HAVE ELECTED THE CHART PROGRAM AT THE MAXIMUM FEE.

Under the CHART program, you (or participants) choose to enter into a separate investment advisory agreement with CFS for the purpose of receiving asset allocation advice The example assumes that your Contract Value is allocated to the most expensive and least expensive Underlying Funds; however, under the program, your or participants' Contract Value is currently allocated amongst four Underlying Funds, each of which is substantially less expensive than the example reflecting the maximum total operating expenses. The program is not part of the Contract issued by the Company.

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    774      1342       1937       3045      274        842       1437       3045

Underlying Fund with Maximum Total Annual
Operating Expenses.........................    926      1788       2662       4408      426       1288       2162       4408


EXAMPLE 4 -- THIS EXAMPLE ASSUMES THAT YOUR CONTRACT HAS A SURRENDER CHARGE AND YOU HAVE ELECTED THE CHART PROGRAM AT THE MAXIMUM FEE.

Under the CHART program, you (or participants) choose to enter into a separate investment advisory agreement with CFS for the purpose of receiving asset allocation advice The example assumes that your Contract Value is allocated to the most expensive and least expensive Underlying Funds; however, under the program, your or participants' Contract Value is currently allocated amongst four Underlying Funds, each of which is substantially less expensive than the example reflecting the maximum total operating expenses. The program is not part of the Contract issued by the Company.

                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    785      1270       1773       3045      274        842       1437       3045

Underlying Fund with Maximum Total Annual
Operating Expenses.........................    930      1697       2474       4408      426       1288       2162       4408

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Gold Track Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date (referred to as "Annuity Commencement Date" in your Contract). The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option

Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no individual accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group contract. The initial Purchase Payment is due and payable before the Contract becomes effective.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
Capital Appreciation Fund                 Seeks growth of capital. The Fund           Travelers Asset Management
                                          normally invests in equity securities       International Company LLC ("TAMIC")
                                          of issuers of any size and in any           Subadviser: Janus Capital Corp.
                                          industry.

Dreyfus Stock Index Fund -- Initial       Seeks to match the total return of the      The Dreyfus Corporation
Shares                                    S&P 500 Index. The Fund normally            Subadviser: Mellon Equity
                                          invests in all 500 stocks in the S&P        Associates
                                          500 in proportion to their weighting in
                                          the index.

High Yield Bond Trust                     Seeks high current income. The Fund         TAMIC
                                          normally invests in below
                                          investment-grade bonds and debt
                                          securities.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
Managed Assets Trust                      Seeks high total return. The Fund           TAMIC
                                          normally invests in equities,               Subadviser: Travelers Investment
                                          convertible and fixed-income                Management Company ("TIMCO")
                                          securities. The Fund's policy is to
                                          allocate investments among asset
                                          classes.
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity Fund --        Seeks to achieve long-term growth of        A I M Advisors, Inc.
     Series I Shares                      capital. Income is a secondary
                                          objective. The Fund invests, normally,
                                          at least 80% of its net assets, plus
                                          the amount of any borrowings for
                                          investment purposes, in equity
                                          securities, including convertible
                                          securities.

CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund       Seeks maximum long-term total return.       CitiStreet Funds Management LLC
     -- Class I                           The Fund primarily invests in fixed         ("CitiStreet")
                                          income securities.                          Subadviser: Western
                                                                                      AssetManagement Company; Salomon
                                                                                      Brothers Asset Management
                                                                                      ("SBAM"); and SSgA Funds
                                                                                      Management ("SSgA")

   CitiStreet International Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund primarily invests in the           Subadviser: Alliance Capital
                                          common stocks of established non-U.S.       Management L.P.; Oechsle
                                          companies.                                  International Advisors LLC;
                                                                                      and SSgA

   CitiStreet Large Company Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund primarily invests in the           Subadviser: Wellington Management
                                          common stocks of well established           Company; Smith Barney Fund
                                          companies.                                  Management LLC ("SBFM"), and SSgA

   CitiStreet Small Company Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund primarily invests in the           Subadviser: TCW Investment
                                          common stocks of small companies.           Management; Babson Capital
                                                                                      Management LLC; and SSgA
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long term growth of capital. The      Credit Suisse Asset Management, LLC
     Market Portfolio+                    Fund normally invests in equity             Subadviser: Credit Suisse Asset
                                          securities of companies located in, or      Management Limited (U.K.),
                                          conducting a majority of their              (Australia)
                                          business, in emerging markets.

DELAWARE VIP TRUST
   Delaware VIP REIT Series --            Seeks to achieve maximum long term          Delaware Management
     Standard Class                       total return with capital appreciation      Company("Delaware")
                                          as a secondary objective.  The Fund
                                          normally invests in companies that
                                          manage a portfolio of real estate to
                                          earn profits for shareholders (REITs).

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund       Seeks long term capital growth              The Dreyfus Corporation ("Dreyfus")
     -- Appreciation Portfolio --         consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Initial Shares                       capital. Current income is a secondary
                                          objective. The Fund normally invests in
                                          common stocks of established companies.

   Dreyfus Variable Investment Fund       Seeks to maximize capital appreciation.     Dreyfus
     -- Developing Leaders Portfolio      The Fund normally invests in companies
     -- Initial Shares                    with market capitalizations of less
                                          than $2 billion at the time of purchase.

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares    The Fund normally invests at least 80%
                                          of its net assets in the emerging
                                          market investments, and invests
                                          primarily to predominantly in equity
                                          securities.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                    Fund normally invests at least 80% of
                                          its net assets in investments of
                                          issuers located outside of the U.S.,
                                          including those in emerging markets.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
   Templeton Global Asset Allocation      Seeks high total return. The Fund           Templeton Investment Counsel, LLC
     Fund -- Class 1 Shares               normally invests in equity securities
                                          of companies in any country, debt
                                          securities of companies and governments
                                          of any country, and in money market
                                          instruments. The Fund invests
                                          substantially to primarily in equity
                                          securities.

   Templeton Growth Securities Fund       Seeks long-term capital growth. The         Templeton Global Advisors Limited
     -- Class 1 Shares                    Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.

JANUS ASPEN SERIES
   Balanced Portfolio -- Service          Seeks long term capital growth,             Janus Capital Management LLC
     Shares                               consistent with preservation of capital     ("Janus Capital")
                                          and balanced by current income. The
                                          Fund normally invests in common stocks
                                          selected for their growth potential and
                                          other securities selected for their
                                          income potential.

   Mid Cap Growth Portfolio --            Seeks capital growth. The Fund normally     Janus Capital
     Service Shares                       invests in equity securities of
                                          mid-sized companies.

   Worldwide Growth Portfolio --          Seeks growth of capital in a manner         Janus Capital
     Service Shares                       consistent with the preservation of
                                          capital. The Fund normally invests in
                                          the common stocks of companies of any
                                          size throughout the world.

PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management. The Fund
                                          normally invests in intermediate
                                          maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --     Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                     Fund invests mainly in common stocks of
                                          U.S. companies, with a focus on growth
                                          stocks. Growth stocks are issued by
                                          companies that Putnam Management
                                          believes are fast-growing and whose
                                          earnings are likely to increase over
                                          time.

   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares              invests mainly in common stocks of
                                          companies outside the United States
                                          that Putnam Management believes have
                                          investment potential.

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                      invests mainly in common stocks of U.S.
                                          companies, with a focus on value
                                          stocks. Value stocks are those that
                                          Putnam Management believes are
                                          currently undervalued by the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        SBAM
                                          normally invests in common stocks and
                                          their equivalents of companies the
                                          manager believes are undervalued in the
                                          marketplace.

   Investors Fund -- Class I              Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The      SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio       Seeks current income and capital            TAMIC
                                          appreciation. The Fund normally
                                          invests in convertible securities.

   Disciplined Mid Cap Stock              Seeks growth of capital. The Fund           TAMIC
     Portfolio                            normally invests in the equity              Subadviser: TIMCO
                                          securities of companies with mid-size
                                          market capitalizations.

   Mercury Large Cap Core Portfolio       Seeks long-term capital growth. The         TAMIC
                                          Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                          portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                          cap companies.

   MFS Mid Cap Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in equity             Subadviser: MFS
                                          securities of companies with medium
                                          market capitalization.

   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.

   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund invests in equity          Subadviser: Pioneer Investment
                                          securities, primarily of U.S. issuers.      Management, Inc.


   Social Awareness Stock Portfolio       Seeks long term capital appreciation        SBFM
                                          and retention of net investment
                                          income. The Fund normally invests in
                                          equity securities of large and
                                          mid-size companies that meet certain
                                          investment and social criteria.

   Travelers Quality Bond Portfolio       Seeks current income and total return       TAMIC
                                          with moderate capital volatility. The
                                          Fund normally invests in
                                          investment-grade bonds and debt
                                          securities.

   U.S. Government Securities             Seeks current income, total return and      TAMIC
     Portfolio                            high credit quality. The Fund normally
                                          invests in securities issued or
                                          guaranteed by the U.S. Government, its
                                          agencies or instrumentalities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        ("TIA")
                                          companies that are likely to benefit        Subadviser:  AIM Capital
                                          from new products, services or              Management Inc.
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income. The Fund         TIA
                                          normally invests in debt securities and     Subadviser: Pioneer Investment
                                          has the flexibility to invest in a          Management, Inc.
                                          broad range of issuers and segments of
                                          the debt securities market.

   SB Adjustable Rate Income              Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements in
                                          interest rates.

   Smith Barney Aggressive Growth         Seeks long-term capital appreciation.       SBFM
     Portfolio                            The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings that
                                          exceeds the average rate earnings
                                          growth of the companies comprising the
                                          S&P 500 Index.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
   Smith Barney International All         Seeks total return on assets from           SBFM
     Cap Growth Portfolio                 growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Cap Value           Seeks long-term growth of capital with      SBFM
     Portfolio                            current income is a secondary
                                          objective. The Fund normally invests
                                          in equities, or similar securities, of
                                          companies with large market
                                          capitalizations.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Smith Barney Money Market              Seeks to maximize current income            SBFM
     Portfolio                            consistent with preservation of
                                          capital. The Fund seeks to maintain a
                                          stable $1 share price. The Fund
                                          normally invests in high quality U.S.
                                          short-term debt securities.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in U.S. and foreign        Subadviser: Fidelity Management &
                                          equity securities.                          Research Company ("FMR")

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class        Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     II Shares                            normally invests in common stocks of        ("Van Kampen")
                                          companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund        Van Kampen
     Shares                               normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

VARIABLE INSURANCE PRODUCTS FUND
   Asset Manager SM Portfolio --          Seeks high total return with reduced        FMR
     Initial Class                        risk over the long-term. The Fund
                                          normally invests by allocating assets
                                          among stocks, bonds and short-term
                                          instruments.

   Contrafund(R) Portfolio -- Service     Seeks long-term capital appreciation by     FMR
     Class 2                              investing in common stocks of companies
                                          whose value Fidelity Management &
                                          Research Co. believes is not fully
                                          recognized by the public.

   Dynamic Capital Appreciation           Seeks capital appreciation by investing     FMR
     Portfolio -- Service Class 2         in common stocks of domestic and
                                          foreign issuers.

   Equity-Income Portfolio -- Initial     Seeks reasonable income by investing        FMR
     Class                                primarily in income producing equity
                                          securities. In choosing these
                                          securities, the fund will also
                                          consider the potential for capital
                                          appreciation. The fund's goal is to
                                          achieve a yield which exceeds the
                                          composite yield on the securities
                                          compromising the S&P 500.

   Growth Portfolio -- Initial Class      Seeks to achieve capital appreciation       FMR
                                          by investing in common stocks
                                          Fidelity Management & Research Co.
                                          believes have above average growth
                                          potential.

   High Income Portfolio -- Initial       Seeks a high level of current income        FMR
     Class+                               while also considering growth of
                                          capital.

   Mid Cap Portfolio -- Service           Seeks long-term growth of capital by        FMR
     Class                                investing in common stocks of companies
                                          with medium market capitalizations.

--------------
 +     Closed to new investors.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o    the death benefit paid on the death of the Contract Owner or Annuitant

     o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o administration of the annuity options available under the Contracts and

     o    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your sales agent and

     o    other costs of doing business.

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred sales charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date you make a Purchase Payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

     (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan

     (b) contract owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants

     (c) the expected level of commission the Company may pay to the agent or TPA for distribution expenses (d) any other factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     o    retirement of Participant

     o    severance from employment by Participant

     o    loans (if available)

     o    hardship (as defined by the Code) suffered by the Participant

     o    death of Participant

     o    disability (as defined by the Code) of Participant

     o    return of excess plan contributions

     o minimum required distributions, generally when Participant reaches age 70 1/2

     o transfers to an Employee Stock Fund o certain Plan expenses, as mutually agreed upon

     o    annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first Contract/Certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. The charge is 1.20% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                                                              YEARS SINCE INITIAL
               VARIABLE LIQUIDITY BENEFIT CHARGE             PURCHASE PAYMENT MADE        PERCENTAGE
          ---------------------------------------------  ------------------------------ ---------------
          As a percentage of the amount surrendered                   0-5                     5%
                                                                      6+                      0%


                                       OR

               VARIABLE LIQUIDITY BENEFIT CHARGE                CONTRACT YEAR             PERCENTAGE
          ---------------------------------------------  -----------------------------  ----------------
          As a percentage of amount surrendered                      1-2                      5%
                                                                     3-4                      4%
                                                                     5-6                      3%
                                                                     7-8                      2%
                                                                      9+                      0%

Please refer to The Annuity Period for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE

The following administrative charges may apply as described in your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual contract administrative charge of up to $15 from the value of each Participant's individual account. We will make any such deduction pro rata from each Variable Funding Option at the end of each 6-month period. This fee is assessed only during the accumulation period, and may apply only to allocated contracts.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the Variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

     (a) the size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically

     (b) determination of our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Cash Values

     (c)  TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or account values for payment to the Contract Owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

THE CHART PROGRAM FEE

If you participate in the CHART Program, there is an additional fee. Please see the "CHART Program" subsection under the section "Asset Allocation Services" in this prospectus.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

     o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

     o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

     o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Cash Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Cash Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION SERVICES

GENERAL

Asset allocation is a method of investment diversification that allocates assets among asset classes with the goal of managing investment risk and potentially enhancing returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks/equities, bonds/fixed income, and cash equivalents. There are often further divisions among wider asset classes, for example, classes representing company size (large cap, mid cap, and small cap), and classes representing foreign and U.S. investments.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility over the long term. THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN AN ASSET ALLOCATION PROGRAM -- INVESTMENTS MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

THE ASSET ALLOCATION PROGRAM DESCRIBED BELOW ARE NOT A PART OF THE CONTRACT ISSUED BY THE COMPANY. THE COMPANY IS NOT REGISTERED AS AN INVESTMENT ADVISER, AND IS NOT OFFERING INVESTMENT ADVICE IN MAKING AVAILABLE THE ASSET ALLOCATION PROGRAM.

CHART PROGRAM

An affiliate of the Company, CitiStreet Financial Services LLC ("CFS"), offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called "CHART", is available for an additional asset-based fee that is payable by the participant to CFS for offering the program. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with CFS. CFS has a fiduciary obligation with respect to program participants. CFS may not offer the program to all purchasers of the Contract.

Affiliates of CFS, CitiStreet Associates LLC, a licensed insurance agency, and CitiStreet Equities LLC, a brokerdealer, may receive compensation payable by the Company for selling the Contract to your plan and for additional contributions made by plan participants. CFS, CitiStreet Associates LLC, and CitiStreet Equities LLC are subsidiaries of CitiStreet LLC, a joint venture of State Street Bank and Trust Company and indirect subsidiaries of Citigroup, Inc., including a portion that is ultimately owned by the Company.

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE CHART PROGRAM -- A COMPLETE DESCRIPTION IS AVAILABLE IN THE DISCLOSURE STATEMENT FOR THE PROGRAM. NOTE:
THERE ARE LIMITATIONS ON THE INVESTMENT ADVISORY ACTIVITIES THAT CFS'S REPRESENTATIVES CAN PERFORM FOR PROGRAM PARTICIPANTS. PLEASE REFER TO THE DISCLOSURE STATEMENT AND OTHER DOCUMENTS THAT CFS IS REQUIRED TO PROVIDE TO YOU.

Participants who enter into an investment advisory agreement with CFS to participate in the program are authorizing CFS to allocate their Contract Value according to asset allocation models developed in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. When electing the program, a program participant must complete a questionnaire designed to evaluate his or her risk tolerance and investment time horizon. Based on the results of the questionnaire, participants are matched to an investor profile. Each investor profile establishes allocation percentages among four "program funds", each of which is a Variable Funding Option offered under the Contract. Currently, the program funds are CitiStreet International Stock Fund, CitiStreet Small Company Stock Fund, CitiStreet Large Company Stock Fund and CitiStreet Diversified Bond Fund. Each of the program funds is advised by CitiStreet Funds Management LLC, an affiliate of CFS.

Periodically, CFS reviews its investment model and each investor profile, and may make changes to the allocation percentages between the asset classes of the investor profiles, may change the number of asset classes, or may change the program funds. If, as a result of such review, a change is made to an investor profile, CFS will notify program participants in advance of the change, and the participant will have the opportunity to reject the change.

At any time, a program participant can request a change to his or her investor profile or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. CFS representatives will make reasonable efforts to contact program participants at least annually to discuss any adjustments to the models and to determine whether the participant's investment objectives have changed. In addition, program participants will receive a quarterly performance report from the Company that provides information about the Variable Funding Options.

Program participants who elect to participate in CHART are required to only allocate their Contract Value amongst the program funds. A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio or a customized portfolio.

PROGRAM FEES -- DEDUCTIONS FROM CONTRACT VALUE

CFS charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.

                                 CONTRACT VALUE
                                 MAXIMUM ANNUAL
                                  FEE FOR CHART
                                     PROGRAM
                  ----------------------------------------------------
                  $0 - $25,000                      1.25%
                  --------------------------------- ------------------
                  $25,001 - $50,000                 1.15%
                  --------------------------------- ------------------
                  $50,001 - $75,000                 1.05%
                  --------------------------------- ------------------
                  $75,001 - $100,000                0.95%
                  --------------------------------- ------------------
                  $100,001 - $150,000               0.80%
                  --------------------------------- ------------------
                  $150,001 - $250,000               0.60%
                  --------------------------------- ------------------
                  $250,001 - $400,000               0.40%
                  --------------------------------- ------------------
                  $400,001 - $600,000               0.30%
                  --------------------------------- ------------------
                  $600,001 or more                  0.80%
                  --------------------------------- ------------------

Please refer to the disclosure statement for the program for a detailed description of how and when the annual program fee is calculated and when it is deducted.

The annual fee to participate in the program is in addition to any Contract fees and charges. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals. PLEASE CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DISCUSS THE PROGRAM.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Before your Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or to you, as provided in the plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the plan.

We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account Cash Value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $5,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

           (THIS BENEFIT IS AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)

Before the Maturity Date, a death benefit is payable to the beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death.

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

     (a)  the Cash Value of the Participant's individual account, or

     (b) the total Purchase Payments under that Participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, we will pay the beneficiary the Cash Value of the Participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive Due Proof of Death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON       THE COMPANY WILL PAY                                                 MANDATORY PAYOUT
       THE DEATH OF THE                THE PROCEEDS TO:         UNLESS. . .                                 RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE               The beneficiary (ies),      Unless the beneficiary elects to         Yes
ANNUITANT)                          or if none, to the          continue the Contract rather than
                                    CONTRACT OWNER'S            receive the distribution.
                                    estate.
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),      Unless the beneficiary elects to         Yes
                                    or if none, to the          continue the Contract rather than
                                    CONTRACT OWNER'S            receive the distribution.
                                    estate.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE           The beneficiary (ies),      Unless the beneficiary elects to         Yes
CONTRACT OWNER)                     or if none, to the          continue the Contract rather than
                                    CONTRACT OWNER.             receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "owner                                                  Yes
OWNER)                              who is the Annuitant"
                                    above.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies)                                                Yes (Death of
NONNATURAL ENTITY/TRUST)            (e.g. the trust) or if                                               ANNUITANT is
                                    none, to the owner.                                                  treated as death
                                                                                                         of the owner in
                                                                                                         these
                                                                                                         circumstances.)
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are                                                N/A
                                    payable; Contract
                                    continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are                                                N/A
                                    payable; Contract
                                    continues.
-------------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON       THE COMPANY WILL PAY                                                 MANDATORY PAYOUT
       THE DEATH OF THE                THE PROCEEDS TO:         UNLESS. . .                                 RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                   The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                    or if none, to the           continue the Contract rather than
                                    CONTRACT OWNER'S estate.     receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.
-------------------------------------------------------------------------------------------------------------------------------

-------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

ELECTION OF OPTIONS AT MATURITY

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (annuity options). While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments;
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed

     (c)  the annuity option which is to be purchased

     (d)  the date the annuity option payments are to begin

     (e) if the form of the annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the beneficiary as designated by you and

     (f)  any other data that we may require.

Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the Participant's Cash Value applied to provide a variable annuity, a fixed annuity or a combination of both.

If no election is made to the contrary, the Cash Value will provide an annuity, which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the Participant, if you so authorize, may elect to transfer Cash Values from one funding option to another ( as described in "Transfers",) in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment (as described under "Variable Annuity,") except that the amount we apply to begin the annuity will be your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ANNUITY OPTIONS

Option 1 -- Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 Or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first annuity payment and is

          (1)  the number of Annuity Units represented by each payment times

          (2)  the number of payments made

and for a Fixed Annuity:

     (a)  is the Cash Value applied on the Maturity Date under this option and

     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 --Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by you and us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the Cash Value (including charges) within ten days after you receive it (the "right to return period"). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Cash Value returned may be greater or less than your Purchase Payment. All Cash Values will be determined as of the next valuation following the Company's receipt of your Written Request for refund.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "you" and "your" refer to the group Contract Owner. Under the allocated Contracts, if the Cash Value in a Participant's individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the Cash Value of that Participant's individual account to your account.

Any Cash Value to which a terminating Participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by Written Request at any time for any reason. We reserve the right to discontinue this Contract if:

     (a)  the Cash Value of the Contract is less than the termination amount or

     (b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law or

     (c)  We receive notice that is satisfactory to us of plan termination

If we discontinue this Contract or we receive your Written Request to discontinue the Contract, we will, in our sole discretion and judgment:

     (a)  accept no further payments for this Contract and

     (b) pay you the Cash Surrender Value of the funding options within 7 days of the date of our written notice to you, or distribute the Cash Surrender Value of each Participant's individual account as described in the settlement provisions section at your direction and

     (c)  pay you an amount as described in the Fixed Account prospectus

If the Contract is discontinued, we will distribute the Cash Surrender Value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options that began before the date of discontinuance.

CONTRACT EXCHANGES

     (a) You may transfer all or any part of your account's Cash Surrender Value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the individual account's Cash Surrender Value from one funding option to any contract not issued by us.

     (b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

     (c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

ACCOUNT VALUE

During the accumulation period, the account value can be determined by multiplying the total number of funding option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate funding option and adding the sums for each funding option. There is no assurance that the value in any of the funding options will equal or exceed the Purchase Payments made to such funding options.

                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

The Travelers Insurance Company sponsors a separate account: The Travelers Separate Account QP for Variable Annuities ("Separate Account QP"). Separate Account QP was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment.

Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

     o    The Travelers Insurance Company ("TIC")

     o    The Travelers Life and Annuity Company ("TLAC")


The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.5% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with Citigroup Global Markets Inc. (f/k/a Smith Barney) and Tower Square Securities, Inc.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

TOWER SQUARE SECURITIES. The Company and TDLLC have entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, Tower Square representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company, such as retirement and other benefit plans for agents and the ability to purchase Citigroup common stock at a discount. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation. In addition to the compensation described above, Tower Square receives compensation for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause Tower Square or its representatives to favor the Company's products.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

CONTRACT MODIFICATION

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix B. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 0.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (1/97).........................   2004        1.668           1.982               3,007,532
                                                               2003        1.344           1.668               3,314,906
                                                               2002        1.804           1.344               2,932,920
                                                               2001        2.456           1.804               2,602,726
                                                               2000        3.163           2.456                 996,560
                                                               1999        2.073           3.163                 437,009
                                                               1998        1.290           2.073                 413,409
                                                               1997        1.000           1.290                  68,643

   Dreyfus Stock Index Fund -- Initial Shares (1/97)........   2004        1.687           1.855                 493,699
                                                               2003        1.322           1.687                 520,081
                                                               2002        1.713           1.322                 614,755
                                                               2001        1.963           1.713                 500,383
                                                               2000        2.176           1.963                 413,200
                                                               1999        1.815           2.176                 243,662
                                                               1998        1.424           1.815                 138,866
                                                               1997        1.077           1.424                  13,090

   High Yield Bond Trust (10/96)............................   2004        1.917           2.073                 457,164
                                                               2003        1.494           1.917                 500,771
                                                               2002        1.437           1.494                 206,913
                                                               2001        1.319           1.437                 194,917
                                                               2000        1.315           1.319                   8,718
                                                               1999        1.267           1.315                   4,573
                                                               1998        1.196           1.267                     533
                                                               1997        1.000           1.196                     197

   Managed Assets Trust (10/96).............................   2004        1.753           1.907               3,701,526
                                                               2003        1.446           1.753               3,384,161

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Managed Assets Trust  (continued).........................  2002        1.591           1.446               2,932,943
                                                               2001        1.686           1.591               2,310,280
                                                               2000        1.724           1.686                 766,016
                                                               1999        1.519           1.724                  95,510
                                                               1998        1.258           1.519                  23,844
                                                               1997        1.000           1.258                   5,565

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2004        0.767           0.806                 396,007
                                                               2003        0.617           0.767                 329,124
                                                               2002        0.890           0.617                 306,570
                                                               2001        1.000           0.890                 178,744

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (10/96).......  2004        1.610           1.675                 742,031
                                                               2003        1.534           1.610                 662,519
                                                               2002        1.417           1.534                 513,410
                                                               2001        1.334           1.417                 122,849
                                                               2000        1.194           1.334                  17,825
                                                               1999        1.235           1.194                   8,580
                                                               1998        1.140           1.235                   6,982
                                                               1997        1.000           1.140                      --

   CitiStreet International Stock Fund -- Class I (10/96)....  2004        1.223           1.396               1,014,954
                                                               2003        0.946           1.223                 777,156
                                                               2002        1.225           0.946                 323,555
                                                               2001        1.568           1.225                 349,886
                                                               2000        1.716           1.568                 187,532
                                                               1999        1.302           1.716                  58,143
                                                               1998        1.141           1.302                  20,676
                                                               1997        1.000           1.141                   3,405

   CitiStreet Large Company Stock Fund -- Class I (10/96)....  2004        1.116           1.221                 702,789
                                                               2003        0.876           1.116                 597,887
                                                               2002        1.142           0.876                 415,447
                                                               2001        1.364           1.142                 272,388
                                                               2000        1.613           1.364                 118,559
                                                               1999        1.628           1.613                  92,195

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   CitiStreet Large Company Stock Fund -- Class I
   (continued)...............................................  1998        1.417           1.628                  58,294
                                                               1997        1.000           1.417                   1,292

   CitiStreet Small Company Stock Fund -- Class I (10/96)....  2004        1.386           1.583               1,129,046
                                                               2003        0.974           1.386                 883,563
                                                               2002        1.285           0.974                 586,956
                                                               2001        1.273           1.285                 304,920
                                                               2000        1.163           1.273                 138,115
                                                               1999        0.856           1.163                  92,398
                                                               1998        0.942           0.856                  70,995
                                                               1997        1.000           0.942                   5,090
                                                               1997        0.886           1.000                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (11/98)....  2004        1.485           1.845                 101,326
                                                               2003        1.046           1.485                  39,486
                                                               2002        1.190           1.046                  33,858
                                                               2001        1.325           1.190                  11,235

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (1/99).........  2004        1.871           2.444                 725,473
                                                               2003        1.405           1.871                 636,474
                                                               2002        1.352           1.405                 325,441
                                                               2001        1.250           1.352                  71,516
                                                               2000        0.958           1.250                     600
                                                               1999        1.000           0.958                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (9/98)........................  2004        1.623           1.797               1,353,337
                                                               2003        1.240           1.623               1,205,447
                                                               2002        1.542           1.240               1,104,419
                                                               2001        1.653           1.542                 892,061
                                                               2000        1.467           1.653                 465,722
                                                               1999        1.199           1.467                  63,771
                                                               1998        1.000           1.199                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/98).......................   2004        1.059           1.106                 461,716
                                                               2003        0.879           1.059                 395,420
                                                               2002        1.062           0.879                 323,041
                                                               2001        1.178           1.062                 100,385
                                                               2000        1.193           1.178                   8,776
                                                               1999        1.077           1.193                   3,743
                                                               1998        1.000           1.077                     502

Franklin Templeton Variable Insurance Products Trust
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/04)............................................   2004        1.000           1.235                 100,959

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04)  2004        1.000           1.158                 272,618

   Templeton Global Asset Allocation Fund -- Class 1
   Shares (10/96)...........................................   2004        1.775           2.046                 121,205
                                                               2003        1.350           1.775                 101,995
                                                               2002        1.417           1.350                  95,945
                                                               2001        1.579           1.417                  84,808
                                                               2000        1.584           1.579                  52,302
                                                               1999        1.297           1.584                  25,306
                                                               1998        1.226           1.297                  41,126
                                                               1997        1.000           1.226                   7,711

   Templeton Growth Securities Fund -- Class 1 Shares (10/96)  2004        1.746           2.017                 515,737
                                                               2003        1.324           1.746                 422,132
                                                               2002        1.631           1.324                 386,289
                                                               2001        1.657           1.631                 340,692
                                                               2000        1.552           1.657                 295,851
                                                               1999        1.209           1.552                 299,758
                                                               1998        1.202           1.209                 212,737
                                                               1997        1.000           1.202                  44,138

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)...............  2004        1.011           1.088               2,094,227
                                                               2003        0.894           1.011               2,007,620

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Balanced Portfolio -- Service Shares  (continued).........  2002        0.964           0.894               1,732,684
                                                               2001        1.000           0.964               1,050,044

   Mid Cap Growth Portfolio -- Service Shares (5/01).........  2004        0.740           0.887                 775,607
                                                               2003        0.553           0.740                 752,722
                                                               2002        0.773           0.553                 681,958
                                                               2001        1.000           0.773                 323,705

   Worldwide Growth Portfolio -- Service Shares (5/01).......  2004        0.763           0.793               1,355,881
                                                               2003        0.621           0.763               1,332,255
                                                               2002        0.841           0.621               1,259,857
                                                               2001        1.000           0.841                 793,901

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01).....  2004        1.198           1.249               1,808,655
                                                               2003        1.148           1.198               1,647,691
                                                               2002        1.059           1.148               1,433,047
                                                               2001        1.000           1.059                 241,694

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01).  2004        0.744           0.796                  71,306
                                                               2003        0.567           0.744                  55,253
                                                               2002        0.810           0.567                  84,242
                                                               2001        1.000           0.810                  45,903

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01).............................................  2004        0.901           1.041               1,206,751
                                                               2003        0.705           0.901               1,247,131
                                                               2002        0.862           0.705                 915,170
                                                               2001        1.000           0.862                 381,220

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2004        1.322           1.659               1,856,242
                                                               2003        0.889           1.322               1,334,080
                                                               2002        1.094           0.889                 970,390
                                                               2001        1.000           1.094                 255,109

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.

   All Cap Fund -- Class I (10/98)...........................  2004        1.706           1.836               1,808,280
                                                               2003        1.234           1.706               1,736,717
                                                               2002        1.657           1.234               1,398,103
                                                               2001        1.636           1.657                 787,918

   Investors Fund -- Class I (10/98).........................  2004        1.471           1.613                 599,717
                                                               2003        1.118           1.471                 612,882
                                                               2002        1.462           1.118                 539,109
                                                               2001        1.534           1.462                 543,168
                                                               2000        1.339           1.534                 143,552
                                                               1999        1.206           1.339                     106
                                                               1998        1.000           1.206                      --

   Small Cap Growth Fund -- Class I (5/01)...................  2004        0.937           1.072               1,020,306
                                                               2003        0.633           0.937                 808,922
                                                               2002        0.975           0.633                 593,152
                                                               2001        1.000           0.975                 195,824

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)...................  2004        1.407           1.486                 473,032
                                                               2003        1.121           1.407                 107,427
                                                               2002        1.212           1.121                  32,901
                                                               2001        1.230           1.212                   4,616
                                                               2000        1.100           1.230                     503
                                                               1999        1.000           1.100                  66,449

   Disciplined Mid Cap Stock Portfolio (9/98)................  2004        1.821           2.108               2,198,288
                                                               2003        1.370           1.821               1,810,988
                                                               2002        1.608           1.370               1,086,972
                                                               2001        1.686           1.608                 369,948
                                                               2000        1.454           1.686                  10,638
                                                               1999        1.222           1.454                   5,028
                                                               1998        1.000           1.222                       9

   Merrill Lynch Large Cap Core Portfolio (10/98)............  2004        0.993           1.144                 157,515
                                                               2003        0.824           0.993                 118,258
                                                               2002        1.108           0.824                  79,115
                                                               2001        1.437           1.108                 230,822
                                                               2000        1.531           1.437                 156,027

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio  (continued)......   1999        1.245           1.531                  18,357
                                                               1998        1.000           1.245                   4,261

   MFS Emerging Growth Portfolio (5/01).....................   2004        0.684           0.767                  89,184
                                                               2003        0.533           0.684                  63,624
                                                               2002        0.816           0.533                  31,236
                                                               2001        1.000           0.816                   4,859

   MFS Mid Cap Growth Portfolio (10/98).....................   2004        1.131           1.283                 405,733
                                                               2003        0.830           1.131                 296,557
                                                               2002        1.633           0.830                 202,508
                                                               2001        2.152           1.633                 325,204
                                                               2000        1.979           2.152                 165,835
                                                               1999        1.213           1.979                     415
                                                               1998        1.000           1.213                      --

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.128                  75,452

   Pioneer Fund Portfolio (10/96)...........................   2004        1.213           1.340                 303,851
                                                               2003        0.986           1.213                 170,355
                                                               2002        1.421           0.986                 125,367
                                                               2001        1.857           1.421                  87,240
                                                               2000        1.503           1.857                  33,198
                                                               1999        1.514           1.503                   8,345
                                                               1998        1.289           1.514                   6,675
                                                               1997        1.000           1.289                   1,494

   Social Awareness Stock Portfolio (10/96).................   2004        1.575           1.663                 410,937
                                                               2003        1.230           1.575                 404,894
                                                               2002        1.646           1.230                 332,072
                                                               2001        1.964           1.646                 276,743
                                                               2000        1.985           1.964                 104,272
                                                               1999        1.724           1.985                  40,351
                                                               1998        1.311           1.724                  12,064
                                                               1997        1.000           1.311                   1,465

   Travelers Quality Bond Portfolio (9/97)..................   2004        1.402           1.440                 316,329
                                                               2003        1.318           1.402                 283,298
                                                               2002        1.254           1.318                 236,922
                                                               2001        1.177           1.254                 131,098

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Travelers Quality Bond Portfolio  (continued)............   2000        1.107           1.177                   1,597
                                                               1999        1.102           1.107                   1,221
                                                               1998        1.021           1.102                     228

   U.S. Government Securities Portfolio (10/96).............   2004        1.655           1.746                 754,697
                                                               2003        1.621           1.655                 645,692
                                                               2002        1.435           1.621                 517,949
                                                               2001        1.364           1.435                  34,745
                                                               2000        1.199           1.364                   1,246
                                                               1999        1.259           1.199                      --
                                                               1998        1.149           1.259                   6,143

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        0.845           0.894                 145,832
                                                               2003        0.657           0.845                 105,652
                                                               2002        0.869           0.657                  63,409
                                                               2001        1.000           0.869                  20,879

   MFS Total Return Portfolio (10/96).......................   2004        1.794           1.988               2,807,363
                                                               2003        1.549           1.794               2,510,455
                                                               2002        1.645           1.549               2,201,507
                                                               2001        1.655           1.645               1,523,540
                                                               2000        1.427           1.655                  66,535
                                                               1999        1.399           1.427                  76,473
                                                               1998        1.260           1.399                  67,299
                                                               1997        1.000           1.260                   9,157

   Pioneer Strategic Income Portfolio (10/96)...............   2004        1.409           1.554                 144,266
                                                               2003        1.186           1.409                 135,056
                                                               2002        1.127           1.186                  62,808
                                                               2001        1.088           1.127                 117,990
                                                               2000        1.098           1.088                   4,035
                                                               1999        1.093           1.098                   9,311
                                                               1998        1.092           1.093                  31,397
                                                               1997        1.000           1.092                   6,058

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        1.002           1.007                  20,413
                                                               2003        1.000           1.002                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Aggressive Growth Portfolio (5/01)..........   2004        0.851           0.930               2,160,052
                                                               2003        0.636           0.851               1,952,183
                                                               2002        0.950           0.636               1,482,733
                                                               2001        1.000           0.950                 646,990

   Smith Barney High Income Portfolio (10/96)...............   2004        1.281           1.407                  78,885
                                                               2003        1.011           1.281                  56,803
                                                               2002        1.051           1.011                  21,046
                                                               2001        1.099           1.051                  12,732
                                                               2000        1.202           1.099                     170
                                                               1999        1.179           1.202                     306
                                                               1998        1.180           1.179                      --

   Smith Barney International All Cap Growth
   Portfolio (10/96)........................................   2004        0.890           1.043                 231,552
                                                               2003        0.702           0.890                 124,783
                                                               2002        0.951           0.702                  99,780
                                                               2001        1.390           0.951                 113,887
                                                               2000        1.835           1.390                 212,289
                                                               1999        1.101           1.835                   6,115
                                                               1998        1.040           1.101                  13,292
                                                               1997        1.000           1.040                   6,580

   Smith Barney Large Cap Value Portfolio (10/96)...........   2004        1.398           1.537               3,173,539
                                                               2003        1.102           1.398               3,033,990
                                                               2002        1.486           1.102               2,719,762
                                                               2001        1.628           1.486               2,156,095
                                                               2000        1.448           1.628                 706,152
                                                               1999        1.456           1.448                  64,998
                                                               1998        1.334           1.456                  21,635
                                                               1997        1.000           1.334                   7,515

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2004        1.508           1.504                 366,579
                                                               2003        1.028           1.508                 238,213
                                                               2002        1.375           1.028                  39,296
                                                               2001        1.581           1.375                 124,406
                                                               2000        1.709           1.581                  78,925
                                                               1999        1.314           1.709                      --
                                                               1998        1.000           1.314                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Money Market Portfolio (10/96)...............  2004        1.257           1.260                  35,778
                                                               2003        1.256           1.257                 548,095
                                                               2002        1.247           1.256                 384,180
                                                               2001        1.210           1.247                  36,990
                                                               2000        1.148           1.210                  56,905
                                                               1999        1.102           1.148                 504,494
                                                               1998        1.056           1.102                      --

   Strategic Equity Portfolio (10/96)........................  2004        1.404           1.538                 669,603
                                                               2003        1.065           1.404                 650,708
                                                               2002        1.614           1.065                 489,407
                                                               2001        1.874           1.614                 544,899
                                                               2000        2.305           1.874                 275,547
                                                               1999        1.753           2.305                  99,102
                                                               1998        1.367           1.753                  32,748
                                                               1997        1.000           1.367                  10,959

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01).......  2004        0.692           0.735                 174,046
                                                               2003        0.548           0.692                 245,721
                                                               2002        0.819           0.548                 151,687
                                                               2001        1.000           0.819                  56,640

   Enterprise Portfolio -- Class II Shares (5/01)............  2004        0.799           0.824                  28,823
                                                               2003        0.639           0.799                  23,209
                                                               2002        0.913           0.639                  13,723
                                                               2001        1.000           0.913                   6,891

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Initial Class (10/96).......  2004        1.698           1.882                 149,510
                                                               2003        1.311           1.698                 136,901
                                                               2002        1.588           1.311                 160,504
                                                               2001        1.680           1.588                 139,375
                                                               2000        1.559           1.680                  93,837
                                                               1999        1.475           1.559                 125,159
                                                               1998        1.329           1.475                  39,301

   Growth Portfolio -- Initial Class (10/96).................  2004        1.536           1.578                 375,289
                                                               2003        1.163           1.536                 452,503
                                                               2002        1.674           1.163                 467,001

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Growth Portfolio -- Initial Class  (continued)...........   2001        2.045           1.674                 600,404
                                                               2000        2.311           2.045                 499,206
                                                               1999        1.692           2.311                 168,043
                                                               1998        1.220           1.692                  77,604

   High Income Portfolio -- Initial Class (10/96)...........   2004        1.066           1.161                  37,524
                                                               2003        0.843           1.066                  36,607
                                                               2002        0.820           0.843                  36,031
                                                               2001        0.934           0.820                  45,868
                                                               2000        1.212           0.934                  94,397
                                                               1999        1.128           1.212                  46,277
                                                               1998        1.186           1.128                  40,705

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Initial Class (10/96).........   2004        1.539           1.613                  71,906
                                                               2003        1.312           1.539                  72,935
                                                               2002        1.446           1.312                  73,597
                                                               2001        1.517           1.446                  63,204
                                                               2000        1.589           1.517                  56,454
                                                               1999        1.439           1.589                  38,657
                                                               1998        1.258           1.439                  32,515

   Contrafund(R) Portfolio -- Service Class 2 (5/01)........   2004        1.089           1.247               5,358,276
                                                               2003        0.855           1.089               4,062,355
                                                               2002        0.951           0.855               2,680,749
                                                               2001        1.000           0.951               1,433,561

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)...........................................   2004        0.968           0.974                  54,968
                                                               2003        0.779           0.968                  43,877
                                                               2002        0.848           0.779                  35,320
                                                               2001        1.000           0.848                  10,715

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.270           1.574               3,259,665
                                                               2003        0.924           1.270               1,562,630
                                                               2002        1.034           0.924                 652,170
                                                               2001        1.000           1.034                 194,753

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (1/97).........................   2004        1.586           1.871               2,228,849
                                                               2003        1.286           1.586               2,197,793
                                                               2002        1.740           1.286               2,026,597
                                                               2001        2.385           1.740               1,800,337
                                                               2000        3.092           2.385               1,555,883
                                                               1999        2.040           3.092               1,271,961
                                                               1998        1.279           2.040                 961,744
                                                               1997        1.027           1.279                 350,624

   Dreyfus Stock Index Fund -- Initial Shares (1/97)........   2004        1.604           1.751               2,117,372
                                                               2003        1.266           1.604               1,886,932
                                                               2002        1.651           1.266               1,708,717
                                                               2001        1.905           1.651               1,588,526
                                                               2000        2.128           1.905               1,558,905
                                                               1999        1.787           2.128               1,399,407
                                                               1998        1.412           1.787               1,121,361
                                                               1997        1.075           1.412                 343,089
                                                               1996        1.000           1.075                      --

   High Yield Bond Trust (10/96)............................   2004        1.823           1.957                 138,305
                                                               2003        1.430           1.823                 110,217
                                                               2002        1.385           1.430                  80,261
                                                               2001        1.281           1.385                  67,746
                                                               2000        1.285           1.281                  48,596
                                                               1999        1.247           1.285                  42,157
                                                               1998        1.186           1.247                  28,684
                                                               1997        1.000           1.186                   3,815

   Managed Assets Trust (10/96).............................   2004        1.666           1.800                 550,241
                                                               2003        1.384           1.666                 493,913
                                                               2002        1.534           1.384                 480,471
                                                               2001        1.637           1.534                 438,370
                                                               2000        1.686           1.637                 401,308
                                                               1999        1.495           1.686                 362,589
                                                               1998        1.247           1.495                 299,403
                                                               1997        1.000           1.247                 223,823

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2004        0.753           0.786                  86,354
                                                               2003        0.610           0.753                  62,575

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   AIM V.I. Premier Equity Fund -- Series I  (continued).....  2002        0.886           0.610                  41,405
                                                               2001        1.000           0.886                   9,328

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (10/96).......  2004        1.531           1.581                 387,341
                                                               2003        1.469           1.531                 307,206
                                                               2002        1.366           1.469                 188,280
                                                               2001        1.295           1.366                 150,472
                                                               2000        1.167           1.295                  69,929
                                                               1999        1.216           1.167                  56,766
                                                               1998        1.130           1.216                  50,376
                                                               1997        1.000           1.130                  22,291

   CitiStreet International Stock Fund -- Class I (10/96)....  2004        1.162           1.318                 202,492
                                                               2003        0.905           1.162                 169,846
                                                               2002        1.181           0.905                 108,558
                                                               2001        1.523           1.181                  81,149
                                                               2000        1.677           1.523                  46,491
                                                               1999        1.282           1.677                  37,869
                                                               1998        1.131           1.282                  35,028
                                                               1997        1.000           1.131                  16,165

   CitiStreet Large Company Stock Fund -- Class I (10/96)....  2004        1.061           1.152                 560,256
                                                               2003        0.839           1.061                 493,283
                                                               2002        1.101           0.839                 363,378
                                                               2001        1.324           1.101                 326,861
                                                               2000        1.577           1.324                 246,823
                                                               1999        1.603           1.577                 186,669
                                                               1998        1.405           1.603                 153,298
                                                               1997        1.000           1.405                  42,001

   CitiStreet Small Company Stock Fund -- Class I (10/96)....  2004        1.317           1.494                 228,047
                                                               2003        0.933           1.317                 217,147
                                                               2002        1.239           0.933                 146,211
                                                               2001        1.236           1.239                 121,305
                                                               2000        1.137           1.236                 123,164
                                                               1999        0.842           1.137                  91,325

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   CitiStreet Small Company Stock Fund -- Class I
   (continued)..............................................   1998        0.934           0.842                  68,535
                                                               1997        1.000           0.934                  33,718

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (11/98)...   2004        1.432           1.766                   9,802
                                                               2003        1.016           1.432                   6,414
                                                               2002        1.163           1.016                   3,521
                                                               2001        1.305           1.163                   1,869

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (1/99).........  2004        1.807           2.343                 117,011
                                                               2003        1.366           1.807                  51,297
                                                               2002        1.324           1.366                  23,932
                                                               2001        1.233           1.324                   4,245
                                                               2000        0.951           1.233                      57
                                                               1999        1.000           0.951                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (9/98)........................  2004        1.564           1.719                 308,645
                                                               2003        1.203           1.564                 260,010
                                                               2002        1.507           1.203                 191,979
                                                               2001        1.627           1.507                  93,689
                                                               2000        1.454           1.627                  21,714
                                                               1999        1.196           1.454                  15,312
                                                               1998        1.000           1.196                   6,726

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/98)........................  2004        1.020           1.057                 313,740
                                                               2003        0.852           1.020                 254,668
                                                               2002        1.037           0.852                 200,751
                                                               2001        1.159           1.037                 136,753
                                                               2000        1.181           1.159                  75,462
                                                               1999        1.074           1.181                  26,484
                                                               1998        1.000           1.074                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/04)............................................   2004        1.000           1.230                   5,761

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04)  2004        1.000           1.153                   6,608

   Templeton Global Asset Allocation Fund -- Class 1
   Shares (10/96)...........................................   2004        1.688           1.931                 700,415
                                                               2003        1.292           1.688                 602,756
                                                               2002        1.366           1.292                 533,846
                                                               2001        1.533           1.366                 508,744
                                                               2000        1.548           1.533                 562,632
                                                               1999        1.277           1.548                 493,692
                                                               1998        1.067           1.277                 421,487
                                                               1997        1.000           1.067                  70,211

   Templeton Growth Securities Fund -- Class 1 Shares (10/96)  2004        1.660           1.904                 891,046
                                                               2003        1.268           1.660                 841,902
                                                               2002        1.572           1.268                 779,945
                                                               2001        1.609           1.572                 703,962
                                                               2000        1.517           1.609                 684,317
                                                               1999        1.191           1.517                 613,623
                                                               1998        1.192           1.191                 499,388
                                                               1997        1.000           1.192                 218,117

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)...............  2004        0.992           1.060                  65,970
                                                               2003        0.884           0.992                  53,105
                                                               2002        0.959           0.884                  36,827
                                                               2001        1.000           0.959                   7,538

   Mid Cap Growth Portfolio -- Service Shares (5/01).........  2004        0.727           0.864                  61,510
                                                               2003        0.546           0.727                  42,656
                                                               2002        0.770           0.546                  30,854
                                                               2001        1.000           0.770                   4,574

   Worldwide Growth Portfolio -- Service Shares (5/01).......  2004        0.749           0.773                  67,791
                                                               2003        0.614           0.749                  41,629

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio -- Service Shares  (continued).  2002        0.837           0.614                  22,552
                                                               2001        1.000           0.837                   5,640

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01).....  2004        1.176           1.218                  99,924
                                                               2003        1.134           1.176                  69,312
                                                               2002        1.054           1.134                  43,128
                                                               2001        1.000           1.054                   7,564

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01).  2004        0.730           0.775                  16,954
                                                               2003        0.560           0.730                  17,380
                                                               2002        0.806           0.560                  11,361
                                                               2001        1.000           0.806                   2,387

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01).............................................  2004        0.885           1.015                  38,089
                                                               2003        0.697           0.885                  34,761
                                                               2002        0.858           0.697                  13,050
                                                               2001        1.000           0.858                   5,115

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2004        1.298           1.617                  99,131
                                                               2003        0.879           1.298                  50,998
                                                               2002        1.089           0.879                  20,903
                                                               2001        1.000           1.089                   2,938

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund -- Class I (10/98)...........................  2004        1.645           1.759                 113,026
                                                               2003        1.199           1.645                  95,745
                                                               2002        1.620           1.199                  62,773
                                                               2001        1.611           1.620                  29,111

   Investors Fund -- Class I (10/98).........................  2004        1.418           1.544                 105,464
                                                               2003        1.085           1.418                  92,019
                                                               2002        1.429           1.085                  78,635
                                                               2001        1.510           1.429                  50,373
                                                               2000        1.328           1.510                   3,198

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Investors Fund -- Class I  (continued)....................  1999        1.204           1.328                   2,737
                                                               1998        1.000           1.204                      --

   Small Cap Growth Fund -- Class I (5/01)...................  2004        0.919           1.045                  15,275
                                                               2003        0.625           0.919                   7,411
                                                               2002        0.970           0.625                   3,265
                                                               2001        1.000           0.970                     565

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)..................   2004        1.364           1.432                   8,581
                                                               2003        1.095           1.364                   8,119
                                                               2002        1.192           1.095                   5,244
                                                               2001        1.218           1.192                   1,191
                                                               2000        1.097           1.218                     179
                                                               1999        1.000           1.097                      --

   Disciplined Mid Cap Stock Portfolio (9/98)...............   2004        1.755           2.017                 188,652
                                                               2003        1.329           1.755                 139,688
                                                               2002        1.572           1.329                  94,044
                                                               2001        1.659           1.572                  36,696
                                                               2000        1.442           1.659                   1,270
                                                               1999        1.287           1.442                     542
                                                               1998        1.000           1.287                      --

   Merrill Lynch Large Cap Core Portfolio (10/98)...........   2004        0.957           1.095                  26,198
                                                               2003        0.800           0.957                  29,144
                                                               2002        1.083           0.800                  21,285
                                                               2001        1.415           1.083                  13,530
                                                               2000        1.518           1.415                   2,997
                                                               1999        1.243           1.518                     350
                                                               1998        1.000           1.243                      --

   MFS Emerging Growth Portfolio (5/01).....................   2004        0.672           0.747                  23,153
                                                               2003        0.527           0.672                  25,317
                                                               2002        0.812           0.527                  18,587
                                                               2001        1.000           0.812                  10,904

   MFS Mid Cap Growth Portfolio (10/98).....................   2004        1.090           1.228                 229,344
                                                               2003        0.806           1.090                 194,788
                                                               2002        1.596           0.806                 121,825

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   MFS Mid Cap Growth Portfolio  (continued)................   2001        2.118           1.596                  53,126
                                                               2000        1.962           2.118                   5,885
                                                               1999        1.211           1.962                      --
                                                               1998        1.000           1.211                      --

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.123                      --

   Pioneer Fund Portfolio (10/96)...........................   2004        1.153           1.265                  82,200
                                                               2003        0.944           1.153                  75,413
                                                               2002        1.370           0.944                  60,637
                                                               2001        1.803           1.370                  57,561
                                                               2000        1.470           1.803                   6,646
                                                               1999        1.490           1.470                   5,986
                                                               1998        1.278           1.490                   6,389
                                                               1997        1.000           1.278                     462

   Social Awareness Stock Portfolio (10/96).................   2004        1.497           1.570                 657,162
                                                               2003        1.177           1.497                 527,715
                                                               2002        1.587           1.177                 447,508
                                                               2001        1.906           1.587                 355,392
                                                               2000        1.941           1.906                 313,700
                                                               1999        1.697           1.941                 229,469
                                                               1998        1.300           1.697                 157,955
                                                               1997        1.000           1.300                  58,974

   Travelers Quality Bond Portfolio (9/97)..................   2004        1.342           1.368                 264,155
                                                               2003        1.271           1.342                 242,682
                                                               2002        1.217           1.271                 221,234
                                                               2001        1.151           1.217                 173,332
                                                               2000        1.090           1.151                 142,435
                                                               1999        1.092           1.090                 139,811
                                                               1998        1.019           1.092                 101,354
                                                               1997        1.000           1.019                   9,055

   U.S. Government Securities Portfolio (10/96).............   2004        1.574           1.649                 343,548
                                                               2003        1.552           1.574                 319,796
                                                               2002        1.383           1.552                 261,077
                                                               2001        1.324           1.383                 186,516
                                                               2000        1.172           1.324                 138,106
                                                               1999        1.239           1.172                 110,011

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   U.S. Government Securities Portfolio  (continued)........   1998        1.139           1.239                  62,648
                                                               1997        1.000           1.139                  14,373

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        0.829           0.872                  33,691
                                                               2003        0.650           0.829                  19,681
                                                               2002        0.864           0.650                   9,555
                                                               2001        1.000           0.864                   1,220

   MFS Total Return Portfolio (10/96).......................   2004        1.706           1.877                 728,163
                                                               2003        1.483           1.706                 578,646
                                                               2002        1.586           1.483                 487,466
                                                               2001        1.607           1.586                 293,600
                                                               2000        1.395           1.607                 151,272
                                                               1999        1.377           1.395                 136,549
                                                               1998        1.249           1.377                  90,723
                                                               1997        1.000           1.249                  89,438

   Pioneer Strategic Income Portfolio (10/96)...............   2004        1.340           1.467                 119,798
                                                               2003        1.135           1.340                 126,594
                                                               2002        1.086           1.135                 106,221
                                                               2001        1.056           1.086                 153,641
                                                               2000        1.074           1.056                 153,349
                                                               1999        1.076           1.074                 227,738
                                                               1998        1.083           1.076                  82,211
                                                               1997        1.000           1.083                  17,658

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        1.000           0.998                      --
                                                               2003        1.000           1.000                      --

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2004        0.835           0.906                  39,325
                                                               2003        0.629           0.835                  24,633
                                                               2002        0.946           0.629                  14,775
                                                               2001        1.000           0.946                   2,244

   Smith Barney High Income Portfolio (10/96)...............   2004        1.219           1.329                  98,700
                                                               2003        0.968           1.219                  84,977
                                                               2002        1.014           0.968                  66,368
                                                               2001        1.067           1.014                  60,523

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney High Income Portfolio  (continued)..........   2000        1.176           1.067                  49,732
                                                               1999        1.161           1.176                  49,357
                                                               1998        1.171           1.161                  38,681
                                                               1997        1.000           1.171                   6,260

   Smith Barney International All Cap Growth
   Portfolio (10/96)........................................   2004        0.846           0.984                 139,310
                                                               2003        0.672           0.846                 134,562
                                                               2002        0.917           0.672                 132,135
                                                               2001        1.350           0.917                  96,390
                                                               2000        1.794           1.350                  58,628
                                                               1999        1.083           1.794                  25,632
                                                               1998        1.031           1.083                  18,937
                                                               1997        1.000           1.031                   5,601

   Smith Barney Large Cap Value Portfolio (10/96)...........   2004        1.328           1.451                 260,880
                                                               2003        1.055           1.328                 279,208
                                                               2002        1.433           1.055                 255,034
                                                               2001        1.581           1.433                 237,866
                                                               2000        1.416           1.581                 204,244
                                                               1999        1.433           1.416                 218,475
                                                               1998        1.322           1.433                 190,418
                                                               1997        1.000           1.322                  51,250

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2004        1.452           1.439                 120,657
                                                               2003        0.997           1.452                  92,876
                                                               2002        1.343           0.997                  44,408
                                                               2001        1.555           1.343                  22,563
                                                               2000        1.693           1.555                   6,223
                                                               1999        1.311           1.693                   1,853
                                                               1998        1.000           1.311                      --

   Smith Barney Money Market Portfolio (10/96)..............   2004        1.194           1.189                 620,598
                                                               2003        1.202           1.194                 697,628
                                                               2002        1.202           1.202                 789,747
                                                               2001        1.175           1.202                 591,721
                                                               2000        1.122           1.175                 440,206
                                                               1999        1.085           1.122                 462,445

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Money Market Portfolio  (continued).........   1998        1.047           1.085                 237,923
                                                               1997        1.000           1.047                  39,703

   Strategic Equity Portfolio (10/96).......................   2004        1.334           1.452                 445,637
                                                               2003        1.020           1.334                 428,053
                                                               2002        1.556           1.020                 372,812
                                                               2001        1.819           1.556                 255,561
                                                               2000        2.254           1.819                 255,841
                                                               1999        1.726           2.254                 182,765
                                                               1998        1.355           1.726                 121,866
                                                               1997        1.000           1.355                  46,772

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01).......  2004        0.679           0.716                  52,461
                                                               2003        0.542           0.679                  44,736
                                                               2002        0.815           0.542                  26,158
                                                               2001        1.000           0.815                   4,939

   Enterprise Portfolio -- Class II Shares (5/01)............  2004        0.784           0.803                  35,761
                                                               2003        0.632           0.784                  22,230
                                                               2002        0.909           0.632                   8,253
                                                               2001        1.000           0.909                     426

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Initial Class (10/96).......  2004        1.614           1.777               1,487,531
                                                               2003        1.255           1.614               1,360,272
                                                               2002        1.530           1.255               1,219,087
                                                               2001        1.631           1.530               1,154,279
                                                               2000        1.524           1.631               1,034,876
                                                               1999        1.452           1.524                 910,214
                                                               1998        1.042           1.452                 738,800

   Growth Portfolio -- Initial Class (10/96).................  2004        1.460           1.490               1,304,854
                                                               2003        1.113           1.460               1,248,844
                                                               2002        1.614           1.113               1,129,017
                                                               2001        1.985           1.614                 974,148
                                                               2000        2.259           1.985               1,026,697
                                                               1999        1.665           2.259                 873,625
                                                               1998        1.209           1.665                 626,091

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   High Income Portfolio -- Initial Class (10/96)............  2004        1.014           1.096                 168,222
                                                               2003        0.807           1.014                 163,263
                                                               2002        0.790           0.807                 153,074
                                                               2001        0.907           0.790                 128,931
                                                               2000        1.185           0.907                 163,606
                                                               1999        1.110           1.185                 121,051
                                                               1998        1.176           1.110                  97,958

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Initial Class (10/96)..........  2004        1.463           1.523                 500,491
                                                               2003        1.256           1.463                 490,597
                                                               2002        1.394           1.256                 459,780
                                                               2001        1.473           1.394                 508,719
                                                               2000        1.553           1.473                 487,812
                                                               1999        1.416           1.553                 431,977
                                                               1998        1.247           1.416                 290,394

   Contrafund(R) Portfolio -- Service Class 2 (5/01).........  2004        1.069           1.215                  80,933
                                                               2003        0.845           1.069                  42,292
                                                               2002        0.947           0.845                  21,217
                                                               2001        1.000           0.947                  10,328

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)............................................  2004        0.950           0.949                  12,403
                                                               2003        0.770           0.950                  16,388
                                                               2002        0.844           0.770                  13,031
                                                               2001        1.000           0.844                   1,686

   Mid Cap Portfolio -- Service Class 2 (5/01)...............  2004        1.247           1.534                  90,732
                                                               2003        0.914           1.247                  55,766
                                                               2002        1.029           0.914                  27,675
                                                               2001        1.000           1.029                   1,660

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Variable Insurance Product Fund: High Income Portfolio -- Initial Class is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund is no longer available to new contract owners.

                                   APPENDIX B

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

                         The Insurance Company
                         Principal Underwriter
                         Distribution and Principal Underwriting Agreement Valuation of Assets
                         Federal Tax Considerations
                         Independent Accountants
                         Condensed Financial Information
                         Financial Statements


--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 (Form No. L 12549S) are available without charge. To request a copy, please complete the coupon found below and mail it to: The Travelers Insurance Company, Annuity Services, One Cityplace, 3 CP, Hartford, Connecticut, 06103-3415.

Name:

            --------------------------------------------------------------------
Address:

            --------------------------------------------------------------------

            --------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES













L-12549                                                              May 2, 2005

                                GOLD TRACK SELECT
                                   PROSPECTUS

This prospectus describes Gold Track Select, a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company," "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Variable Funding Options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund                                        PUTNAM VARIABLE TRUST
High Yield Bond Trust                                                Putnam VT Small Cap Value Fund -- Class IB Shares
Managed Assets Trust                                             SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
Money Market Portfolio                                               All Cap Fund -- Class I(4)
AMERICAN FUNDS INSURANCE SERIES                                      Investors Fund -- Class I
   Global Growth Fund -- Class 2 Shares                              Total Return Fund -- Class I
   Growth Fund -- Class 2 Shares                                 THE TRAVELERS SERIES TRUST
   Growth-Income Fund -- Class 2 Shares                              Convertible Securities Portfolio
CITISTREET FUNDS, INC.                                               Disciplined Mid Cap Stock Portfolio CitiStreet
   Diversified Bond Fund -- Class I                                  Equity Income Portfolio CitiStreet
   International Stock Fund -- Class I                               Federated High Yield Portfolio CitiStreet
   Large Company Stock Fund -- Class I                               Large Cap Portfolio CitiStreet Small
   Company Stock Fund -- Class I                                     Mercury Large Cap Core Portfolio(5)
DELAWARE VIP TRUST                                                   MFS Mid Cap Growth Portfolio
   Delaware VIP REIT Series -- Standard Class                        MFS Value Portfolio
   Delaware VIP Small Cap Value Series -- Standard Class             Mondrian International Stock Portfolio(6)
DREYFUS VARIABLE INVESTMENT FUND                                     Pioneer Fund Portfolio(7)
   Dreyfus Variable Investment Fund -- Appreciation                  Pioneer Mid Cap Value Portfolio
     Portfolio --   Initial Shares                                   Social Awareness Stock Portfolio
  Dreyfus Variable Investment Fund -- Developing Leaders             Style Focus Series: Small Cap Growth Portfolio
     Portfolio -- Initial Shares(1)                                  Style Focus Series: Small Cap Value Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                 Travelers Quality Bond
   Portfolio Mutual Shares Securities Fund -- Class 2 Shares         U.S. Government Securities Portfolio
   Templeton Developing Markets Securities Fund -- Class 2       TRAVELERS SERIES FUND INC.
     Shares                                                          AIM Capital Appreciation Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares               MFS Total Return Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                Pioneer Strategic Income Portfolio(8)
GREENWICH STREET SERIES FUND                                         SB Adjustable Rate Income Portfolio Smith Barney
   Appreciation Portfolio                                             Class
   Equity Index Portfolio -- Class II Shares                         Smith Barney Aggressive Growth Portfolio
JANUS ASPEN SERIES                                                   Smith Barney High Income Portfolio
   Mid Cap Growth Portfolio -- Service Shares(2)                     Smith Barney Large Capitalization Growth Portfolio
LAZARD RETIREMENT SERIES, INC.                                       Strategic Equity Portfolio(9)
   Lazard Retirement Small Cap Portfolio                         VAN KAMPEN LIFE INVESTMENT TRUST
LORD ABBETT SERIES FUND, INC.                                        Comstock Portfolio Class II Shares
   Growth and Income Portfolio                                   VARIABLE ANNUITY PORTFOLIOS
   Mid-Cap Value Portfolio                                           Smith Barney Small Cap Growth Opportunities Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                               VARIABLE INSURANCE PRODUCTS FUND
   Oppenheimer Main Street Fund/VA -- Service Shares(3)              Contrafund(R) Portfolio -- Service Class 2
PIMCO VARIABLE INSURANCE TRUST                                       Mid Cap Portfolio -- Service Class 2
   Real Return Portfolio -- Administrative Class
   Total Return Portfolio -- Administrative Class


--------------
(1)  Formerly Small Cap Portfolio -- Initial Shares           (5)   Formerly MFS Research Portfolio
(2)  Formerly Aggressive Growth Portfolio -- Service          (6)   Formerly Lazard International Stock Portfolio
     Shares                                                   (7)   Formerly Utilities Portfolio
(3)  Formerly Oppenheimer Main Street Growth & Income         (8)   Formerly Putnam Diversified Income Portfolio
        Fund/VA - Service Shares                              (9)   Formerly Alliance Growth Portfolio
(4)  Formerly Capital Fund -- Class I

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus sets forth the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Cityplace, 3 CP, Hartford, CT 06103-3415, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED: MAY 2, 2005

                                                        TABLE OF CONTENTS
Glossary.................................................   3       Variable Annuity ..................................  38
Summary..................................................   5       Fixed Annuity......................................  39
Fee Table................................................   8       Election of Options................................  39
Condensed Financial Information..........................  18       Retired Life Certificate...........................  39
The Annuity Contract.....................................  18    Allocation of Cash Surrender Value during the
   Contract Owner Inquiries..............................  18       Annuity Period.....................................  39
   Allocated Contracts...................................  19       Annuity Options....................................  39
   Unallocated Contracts.................................  19       Variable Liquidity Benefit.........................  40
   Purchase Payments.....................................  19    Miscellaneous Contract Provisions.....................  41
   Accumulation Units....................................  19       Right to Return....................................  41
   The Variable Funding Options..........................  19       Termination of Allocated Contracts.................  41
Charges and Deductions...................................  26       Contract Exchanges.................................  41
   General...............................................  26       Suspension of Payments.............................  42
   Withdrawal Charge.....................................  27    The Separate Account..................................  42
   Free Withdrawal Allowance.............................  28    Federal Tax Considerations............................  43
   Mortality and Expense Risk Charge.....................  28       General Taxation of Annuities......................  43
   Variable Liquidity Benefit Charge.....................  28       Types of Contracts: Qualified and Non-qualified....  43
   Variable Funding Option Expenses......................  29       Qualified Annuity Contracts........................  43
   Premium Tax...........................................  29       Taxation of Qualified Annuity Contracts............  43
   Changes in Taxes Based upon Premium or Value..........  29       Mandatory Distributions for Qualified Plans........  44
   Administrative Charge.................................  29       Non-qualified Annuity Contracts....................  44
   TPA Administrative Charges............................  29       Diversification Requirements for Variable
   CHART Program Fee.....................................  29         Annuities........................................  45
Transfers................................................  30       Ownership of the Investments.......................  45
   Dollar Cost Averaging.................................  31       Taxation of Death Benefit Proceeds.................  45
Asset Allocation Services................................  32       Other Tax Considerations...........................  45
   General...............................................  32       Treatment of Charges for Optional Death Benefits...  45
   Managed Advisory Portfolio Program....................  32       Penalty Tax for Premature Distribution.............  46
   Managed Advisory Portfolio Program Fees...............  33       Puerto Rico Tax Considerations.....................  46
   CHART Program.........................................  34       Non-Resident Aliens................................  46
   CHART Program Fees....................................  35    Other Information.....................................  46
Access to your Money.....................................  35       The Insurance Company..............................  46
   Systematic Withdrawals................................  35       Distribution of Variable Annuity Contracts.........  47
Ownership Provisions.....................................  36       Conformity with State and Federal Laws.............  49
   Types of Ownership....................................  36       Voting Rights......................................  49
   Contract Owner........................................  36       Contract Modification..............................  49
   Beneficiary...........................................  36       Restrictions on Financial Transactions.............  49
Death Benefit............................................  36       Legal Proceedings and Opinions.....................  49
   Death Benefit Proceeds prior to Maturity Date.........  36    APPENDIX A: Condensed Financial Information for
   Payment of Proceeds...................................  37       Separate Account QP................................ A-1
   Death Benefit Proceeds after Maturity Date............  37    APPENDIX B: Contents of the Statement of
The Annuity Period.......................................  38       Additional Information............................. B-1
    Maturity Date........................................  38    APPENDIX C: Texas Optional Retirement Plan
   Allocation of Annuity.................................  38       Participants....................................... C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CERTIFICATE -- the document issued to Participants under a master group contract.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals. The Contract Value may also be referred to as "Cash Value."

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or any other office that we may designate for the purpose of administering this contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PARTICIPANT -- an individual participating under a group contract.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION --a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                       TRAVELERS GOLD TRACK SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose to receive Annuity Payments from the Fixed Account or the Variable Funding Options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the Variable Funding Options, the dollar amount of your payments may increase or decrease.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for non-qualified and unfunded deferred compensation plans, which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, we issue certificates to the individual Participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to "you," we are referring to the group Participant. Where we refer to your Contract, we are referring to a group unallocated Contract or individual certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred annuity plan, deferred compensation plan or combined qualified/tax-deferred annuity plan, and you cancel the Contract within ten days after you receive it, you receive a full refund of the cash value plus any Contract charges you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return (free look), or the return of the Purchase Payments, we will comply. You bear the investment risk on the Purchase Payments allocated to a Variable Funding Option during the free look period; therefore, the cash value returned to you may be greater or less than your Purchase Payment. The cash value will be determined as of the close of business on the day we receive a Written Request for a refund. There is no right to return period for unallocated contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Variable Funding Options at least once every six months, provided no more than 20% of the Fixed Account value is transferred out in any Contract Year. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum sub-account administrative charge of .10% annually, depending upon the terms of your allocated contract. We deduct a maximum annual insurance charge of 1.20% of the amounts you direct to the Variable Funding Options. Each Variable Funding Option also charges for management costs and other expenses.

If you withdraw amounts from the Contract, a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If you withdraw all amounts under the Contract, or if you begin receiving annuity/income payments, we may be required by your state to deduct a premium tax.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to The Annuity Period for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

You may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or Annuitant. Assuming you are the Annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives Due Proof of Death. Please refer to the Death Benefit section of the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       O AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ASSET ALLOCATION SERVICE. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. ("CFS"), an affiliate of the Company, for the purpose of receiving asset allocation advice under CFS's CHART program (the "program"). Under the program, participants allocate Contract Value according to asset allocation models developed by CFS in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. The program not part of the Contract issued by the Company, and you are not required to participant in the program. The program is fully described in a separate disclosure statement prepared by CFS.

       o ASSET ALLOCATION PROGRAM. You may be eligible to enter into a separate investment advisory agreement with Tower Square Securities Inc. ("Tower Square"), an affiliate of the Company, for the purpose of receiving asset allocation advice under Tower Square's Managed Advisory Portfolio Program (the "program"). Under the program, participants allocate Contract Value according to one of six asset allocation model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment adviser that Tower Square engaged to create the Program. The program is not a part of the Contract issued by the Company, and you are not required to participate in the program. The program is fully described in a separate disclosure statement prepared by Tower Square.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES

SURRENDER CHARGE:                                                    5%(1)
AS A PERCENTAGE OF AMOUNT SURRENDERED

VARIABLE LIQUIDITY BENEFIT CHARGE: 5%(2) AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES

       Funding Option Administrative Charge...................       0.10%
       (AS A PERCENTAGE OF AMOUNTS ALLOCATED TO THE VARIABLE FUNDING OPTIONS UNDER ALLOCATED CONTRACTS)

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

       Mortality & Expense Risk Charge........................       1.20%
       (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE
       ACCOUNT)

--------------
 (1)   The surrender charge declines to zero after end of the 8th
       Contract/Certificate Year. The charge is as  follows:


       CONTRACT/CERTIFICATE YEAR       SURRENDER CHARGE
       --------------------------   ------------------------
                  0-2                         5%
                  3-4                         4%
                  5-6                         3%
                  7-8                         2%
                  9+                          0%

 (2) This withdrawal charge only applies when you make a surrender after beginning to receive Annuity Payouts. The charge is as follows:

       CONTRACT/CERTIFICATE YEAR       WITHDRAWAL CHARGE
       --------------------------   ------------------------
                  0-2                         5%
                  3-4                         4%
                  5-6                         3%
                  7-8                         2%
                  9+                          0%

MANAGED ADVISORY PORTFOLIO PROGRAM

The following table describes the annual investment advisory fee for clients who enter into an investment advisory agreement to participate in Tower Square's Managed Advisory Portfolio Program.

       --------------------------- -------------------- ------------------------
       CONTRACT VALUE EQUAL TO     BUT LESS THAN        MAXIMUM ANNUAL FEE FOR
       OR GREATER THAN                                  MANAGED ADVISORY
                                                        PORTFOLIO PROGRAM(3)
       --------------------------- -------------------- ------------------------
       $0                          $25,000              0.80%
       --------------------------- -------------------- ------------------------
       $25,000                     $50,000              0.65%
       --------------------------- -------------------- ------------------------
       $50,000                     $100,000             0.35%
       --------------------------- -------------------- ------------------------
       $75,000                     $100,000             0.35%
       --------------------------- -------------------- ------------------------
       $100,000+                                        0.20%
       --------------------------- -------------------- ------------------------


MAXIMUM ANNUAL FEE FOR CHART PROGRAM ...................................1.25%(4)

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                       MINIMUM                        MAXIMUM
                                                              --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)....              0.42%                          1.79%

-------------------
(3) The annual fee is applied to the participant's current Contract Value. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.

(4) The annual fee applies only to participant's who enter into an investment advisory agreement to participate in CFS' CHART Program. For participants with Contract Value $25,000 or less, the annual investment advisory fee is 1.25%; for participants with Contract Value between $25,001 and $50,000, the annual investment advisory fee is 1.15%; for participants with Contract Value between $50,001 and $75,000, the annual investment advisory fee is 1.05%; for participants with Contract Value between $75,001 and $100,000, the annual investment advisory fee is 0.95%; for participants with Contract Value between $100,001 and $150,000, the annual investment advisory fee is 0.80%; for participants with Contract Value between $150,001 and $250,000, the annual investment advisory fee is 0.60%; for participants with Contract Value between $250,001 and $400,000, the annual investment advisory fee is 0.40%; for participant with Contract Value between $400,001 and $600,000, the annual investment advisory fee is 0.30%; and for participants with Contract Value of $600,001 and higher, the annual investment advisory fee is 0.20%. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE        NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL      WAIVER              ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT         EXPENSES
----------------              --------------  --------------  ---------- ------------- ------------------   -----------------
Capital Appreciation Fund....      0.70%            --           0.08%        0.78%             --             --(1),(39)
High Yield Bond Trust........      0.45%            --           0.18%        0.63%             --             --(2),(39)
Managed Assets Trust.........      0.50%            --           0.11%        0.61%             --             --(18),(39)
Money Market Portfolio.......      0.32%            --           0.10%        0.42%             --             --(18),(39)
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity
     Fund -- Series I Shares+.     0.61%            --           0.30%        0.91%             --             0.91%(3)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*.........      0.61%         0.25%           0.04%        0.90%             --             --(39)
   Growth Fund -- Class 2
     Shares*.................      0.35%         0.25%           0.01%        0.61%             --             0.61%
   Growth-Income Fund --
     Class 2 Shares*.........      0.29%         0.25%           0.02%        0.56%             --             --(39)
CITISTREET FUNDS, INC.
   CitiStreet Diversified
     Bond Fund -- Class I.....     0.44%            --           0.10%        0.54%             --             0.54%
   CitiStreet International
     Stock Fund -- Class I....     0.71%            --           0.18%        0.89%             --             0.89%
   CitiStreet Large Company
     Stock Fund -- Class I....     0.53%            --           0.11%        0.64%             --             0.64%
   CitiStreet Small Company
     Stock Fund -- Class I....     0.59%            --           0.15%        0.74%             --             0.74%
CITISTREET FUNDS, INC. **
   CitiStreet Diversified
     Bond Fund -- Class I.....     0.44%            --           1.35%        1.79%             --             1.79%
   CitiStreet International
     Stock Fund -- Class I....     0.71%            --           1.43%        2.14%             --             2.14%
   CitiStreet Large Company
     Stock Fund -- Class I....     0.53%            --           1.36%        1.89%             --             1.89%
   CitiStreet Small Company
     Stock Fund -- Class I....     0.59%            --           1.40%        1.99%             --             1.99%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+..............      1.25%            --           0.44%        1.69%             --             --(4),(39)
DELAWARE VIP TRUST
   Delaware VIP REIT Series
     -- Standard Class........     0.74%            --           0.10%        0.84%             --             0.84%(5)
   Delaware VIP Small Cap
     Value Series -- Standard
     Class...................      0.74%            --           0.09%        0.83%             --             0.83%(5)
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares........     0.75%            --           0.04%        0.79%             --             0.79%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares..................      0.75%            --           0.04%        0.79%             --             0.79%

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE        NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL      WAIVER              ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT         EXPENSES
----------------              --------------  --------------  ---------- ------------- ------------------   -----------------
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares*..     0.60%          0.25%         0.15%        1.00%             --                1.00%(6)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*.......     1.25%          0.25%         0.29%        1.79%             --                1.79%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*...............      0.68%          0.25%         0.19%        1.12%            0.05%              1.07%(7)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*...............      0.79%          0.25%         0.07%        1.11%             --                1.11%(9)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio....      0.73%           --           0.02%        0.75%             --                0.75%(10)
   Equity Index Portfolio --
     Class II Shares*........      0.31%          0.25%         0.03%        0.59%             --                0.59%
   Fundamental Value
     Portfolio+..............      0.75%           --           0.02%        0.77%             --                0.77%(11)
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+........      0.55%          0.25%         0.01%        0.81%             --                0.81%
   Mid Cap Growth Portfolio
     -- Service Shares*.......     0.64%          0.25%         0.01%        0.90%             --                0.90%
   Worldwide Growth
     Portfolio -- Service
     Shares*+................      0.60%          0.25%         0.03%        0.88%             --                0.88%
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*..........      0.75%          0.25%         0.37%        1.37%             --                1.37%(12)
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio...............      0.50%           --           0.39%        0.89%             --                0.89%
   Mid-Cap Value Portfolio...      0.75%           --           0.42%        1.17%             --                1.17%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service
     Shares*.................      0.66%          0.25%         0.01%        0.92%             --                0.92%
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio --
     Administrative Class*...      0.25%          0.15%         0.25%        0.65%             --                0.65%(13)
   Total Return Portfolio --
     Administrative Class*...      0.25%          0.15%         0.25%        0.65%             --                0.65%(13)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund -- Class IB
     Shares*+................      0.70%          0.25%         0.38%        1.33%             --                1.33%(14)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+................      0.75%          0.25%         0.19%        1.19%             --                1.19%
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.     0.77%          0.25%         0.10%        1.12%             --                1.12%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....     0.81%           --           0.08%        0.89%             --                0.89%(15)
   Investors Fund -- Class I..     0.68%           --           0.09%        0.77%             --                0.77%(16)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE        NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL      WAIVER              ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT         EXPENSES
----------------              --------------  --------------  ---------- ------------- ------------------  -----------------
   Small Cap Growth Fund --
     Class I+................      0.75%            --           0.28%        1.03%            --              1.03%
   Total Return Fund -- Class
     I.......................      0.78%            --           0.18%        0.96%            --              0.96%
SMITH BARNEY INVESTMENT
   SERIES
   Smith Barney Dividend
     Strategy Portfolio+.....      0.73%            --           0.15%        0.88%            --              0.88%(17)
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio+.......      0.75%            --           0.19%        0.94%            --              0.94%
THE TRAVELERS SERIES TRUST
   Convertible Securities                                                                                      (18),(39)
     Portfolio...............      0.60%            --           0.15%        0.75%            --
   Disciplined Mid Cap Stock                                                                                   --(18),(39)
     Portfolio...............      0.70%            --           0.12%        0.82%            --
   Equity Income Portfolio...      0.73%            --           0.11%        0.84%            --              --(19),(39)
   Federated High Yield
     Portfolio...............      0.65%            --           0.22%        0.87%            --              --(18),(39)
   Federated Stock Portfolio+      0.63%            --           0.31%        0.94%            --              --(18),(39)
   Large Cap Portfolio.......      0.75%            --           0.11%        0.86%            --              0.86%(19)
   Mercury Large Cap Core
     Portfolio...............      0.79%            --           0.16%        0.95%            --              --(20),(39)
   MFS Mid Cap Growth
     Portfolio...............      0.75%            --           0.13%        0.88%            --              --(21),(39)
   MFS Value Portfolio.......      0.72%            --           0.39%        1.11%            --              --(22),(39)
   Mondrian International
     Stock Portfolio.........      0.72%            --           0.19%        0.91%            --              --(23),(39)
   Pioneer Fund Portfolio....      0.75%            --           0.37%        1.12%            --              --(24),(39)
   Pioneer Mid Cap Value
     Portfolio...............      0.75%            --           0.43%        1.18%           0.18%            1.00%(25)
   Social Awareness Stock
     Portfolio...............      0.61%            --           0.14%        0.75%            --              --(26),(39)
   Style Focus Series: Small
     Cap Growth Portfolio....      0.85%            --           0.43%        1.28%           0.18%            1.10%(27)
   Style Focus Series: Small
     Cap Value Portfolio.....      0.83%            --           0.43%        1.26%           0.16%            1.10%(28)
   Travelers Quality Bond
     Portfolio...............      0.32%            --           0.12%        0.44%            --              --(18),(39)
   U.S. Government
     Securities Portfolio....      0.32%            --           0.11%        0.43%            --              --(18),(39)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio...............      0.80%            --           0.05%        0.85%            --              0.85%
   MFS Total Return Portfolio      0.77%            --           0.02%        0.79%            --              0.79%(29)
   Pioneer Strategic Income
     Portfolio...............      0.75%            --           0.15%        0.90%            --              0.90%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*..................      0.60%           0.25%         0.46%        1.31%            --              1.31%
   Smith Barney Aggressive
     Growth Portfolio........      0.80%            --           0.02%        0.82%            --              0.82%(30)
   Smith Barney High Income
     Portfolio...............      0.60%            --           0.06%        0.66%            --              0.66%
   Smith Barney
     International All Cap
     Growth Portfolio+.......      0.88%            --           0.13%        1.01%            --              1.01%(31)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE        NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL      WAIVER              ANNUAL
                                MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT         EXPENSES
----------------              --------------  --------------  ---------- ------------- ------------------   -----------------
   Smith Barney Large Cap
     Value Portfolio+........      0.63%           --           0.05%        0.68%            --                 0.68%(32)
   Smith Barney Large
     Capitalization Growth
     Portfolio...............      0.75%           --           0.03%        0.78%            --                 0.78%(33)
   Smith Barney Money Market
     Portfolio+..............      0.50%           --           0.03%        0.53%            --                 0.53%
   Strategic Equity Portfolio      0.80%           --           0.05%        0.85%            --                 0.85%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II Shares*..............      0.57%          0.25%         0.04%        0.86%            --                 0.86%
   Emerging Growth Portfolio
     Class II Shares*+.......      0.70%          0.25%         0.07%        1.02%            --                 1.02%
   Enterprise Portfolio
     Class II Shares*+.......      0.50%          0.25%         0.13%        0.88%            --                 --(34),(39)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio...............      0.75%           --           0.35%        1.10%            --                 --(39)
VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --                                                                                    --(35), (39)
     Service Class 2*........      0.57%          0.25%         0.11%        0.93%            --
   Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*+.....     0.58%          0.25%         0.38%        1.21%            --                 --(36),(39)
   Mid Cap Portfolio --
     Service Class 2*........      0.57%          0.25%         0.14%        0.96%            --                 --(37),(39)
WELLS FARGO VARIABLE TRUST
   Wells Fargo Advantage
     Multi Cap Value Fund*+..      0.75%          0.25%         0.36%        1.36%           0.22%               1.14%(38)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
**    Includes CHART asset allocation fee.
+     Closed to new investors.

NOTES

(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million.

(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(4) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which the performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(5) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(7) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(8)   The Fund administration fee is paid indirectly through the management fee.

(9) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(10) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

(11) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $1.5 billion of net assets; 0.70% on next $0.5 billion; 0.65% on next $0.5 billion; 0.60% on the next $1 billion; and 0.50% on net assets in excess of $3.5 billion.

(12) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(13) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(14) Putnam Management has agreed to limit fund expenses through December 31, 2005. Including such limitations, Net Total Annual Operating Expenses are 1.19%.

(15) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(16) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(17) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $1 billion 0.65%; next $1 billion 0.60%; next $1 billion 0.55%; next $1 billion 0.50%; over $4 billion 0.45%.

(18) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. (19) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(20) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(21) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(22) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(23) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows:
      0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(24) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(25) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(26) Management fee is based on 0.65% on first $50 million of net assets; 0.55% on the next $50 million; 0.45% on the next $100 million and 0.40% on assets in excess of $200 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(27) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(28) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(29) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(30) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(31) Effective July 1, 2004, the management fee was reduced from 0.90% to 0.85% of the Fund's daily net assets.

(32) Effective July 1, 2004, the management fee was reduced from 0.65% to the following breakpoints: 0.60% on the first $500 million of net assets; 0.55% on the next $500 million of net assets and 0.50% on assets in excess of $1 billion.

(33) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(34) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(35) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(36) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.02%. These offsets may be discontinued at any time. The fund's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.10%. The expense ratio shown reflects the expense cap in effect at February 1, 2005. This arrangement can be discontinued by the fund's manager at any time.

(37) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(38) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Strong Multi Cap Value Fund II reorganized into the Wells Fargo Advantage Multi Cap Value Fund. The Funds' investment adviser has implemented a breakpoint schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Multi Cap Value is as follows:
      0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the Multi Cap Value Funds are based on estimates for the current fiscal year. The adviser has committed through April 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, except for the Multi Cap Value Funds. For the Multi Cap Value Funds, the adviser has committed through April 30, 2007 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.

(39) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                  VOLUNTARY FEE
                                                                  WAIVER AND/OR
                                                                     EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                             REIMBURSEMENT          OPERATING EXPENSES
       --------------                                        ------------------------  ------------------------
       Capital Appreciation Fund..........................            0.01%                     0.77%
       High Yield Bond Trust..............................            0.03%                     0.60%
       Managed Assets Trust...............................            0.01%                     0.60%
       Money Market Portfolio.............................            0.02%                     0.40%
       Global Growth Fund -- Class 2 Shares...............            0.01%                     0.89%
       Growth-Income Fund -- Class 2 Shares...............            0.01%                     0.55%

                                                                              VOLUNTARY FEE
                                                                               WAIVER AND/OR
                                                                                  EXPENSE              NET TOTAL ANNUAL
   FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
   --------------                                                           -------------------     -----------------------
   Credit Suisse Trust Emerging Market Portfolio......................             0.29%                     1.40%
   Convertible Securities Portfolio...................................             0.01%                     0.74%
   Disciplined Mid Cap Stock Portfolio................................             0.02%                     0.80%
   Equity Income Portfolio............................................             0.01%                     0.83%
   Federated High Yield Portfolio.....................................             0.04%                     0.83%
   Federated Stock Portfolio..........................................             0.11%                     0.83%
   Mercury Large Cap Core Portfolio...................................             0.03%                     0.92%
   MFS Mid Cap Growth Portfolio.......................................             0.02%                     0.86%
   MFS Value Portfolio................................................             0.11%                     1.00%
   Mondrian International Stock Portfolio.............................             0.02%                     0.89%
   Pioneer Fund Portfolio.............................................             0.13%                     0.99%
   Social Awareness Stock Portfolio...................................             0.04%                     0.71%
   Travelers Quality Bond Portfolio...................................             0.02%                     0.42%
   U.S. Government Securities Portfolio...............................             0.01%                     0.42%
   Enterprise Portfolio Class II Shares...............................             0.03%                     0.85%
   Smith Barney Small Cap Growth Opportunities Portfolio..............             0.20%                     0.90%
   Contrafund(R) Portfolio -- Service Class 2.........................             0.02%                     0.91%
   Dynamic Capital Appreciation Portfolio -- Service Class 2..........             0.19%                     1.02%
   Mid Cap Portfolio -- Service Class 2...............................             0.03%                     0.93%

EXAMPLES

TThese examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

EXAMPLE #1 -- Maximum Expenses

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual
Operating Expenses........................    691       983       1286       2030       175       542        933       2030
Underlying Fund with Maximum Total Annual
Operating Expenses........................   1094      2166       3219       5722       599      1778       2934       5722


EXAMPLE #2 -- This example assumes that you have elected the MAPP program at the maximum fee. Under the MAPP program, you choose to enter into a separate investment advisory agreement with Tower Square for the purpose of receiving asset allocation advice. The program is not a part of the Contract issued by the Company.

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    767      1216       1679       2856      255        785       1340       2856
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    897      1600       2317       4113      391       1187       2000       4113


EXAMPLE #3 -- This example assumes that you have elected the CHART program at the maximum fee. Under the CHART program, you (or participants) choose to enter into a separate investment advisory agreement with CFS for the purpose of receiving asset allocation advice The example assumes that your Contract Value is allocated to the most expensive and least expensive Underlying Funds; however, under the program, your or participants' Contract Value is currently allocated amongst four Underlying Funds, each of which is substantially less expensive than the example reflecting the maximum total operating expenses. The program is not part of the Contract issued by the Company.

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                              -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    810      1343       1894       3289      300        918       1562       3289
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    938      1723       2516       4486      435       1315       2206       4486

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Gold Track Select Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date (referred to as the Annuity Commencement Date" in your Contract.). The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Cash Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Cash Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Cash Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

ALLOCATED CONTRACTS

A group allocated contract will cover all present and future Participants under the Contract. A Participant under an allocated contract receives a certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

We will issue the Contracts to an employer or the trustee(s) or custodian of an employer's Qualified Plan. We hold all Purchase Payments under the Contract, as directed by the Contract Owner. There are no individual accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial Purchase Payment is due and payable before the Contract becomes effective.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
Capital Appreciation Fund                 Seeks growth of capital. The Fund           Travelers Asset Management
                                          normally invests in equity securities       International Company LLC ("TAMIC")
                                          of issuers of any size and in any           Subadviser: Janus Capital Corp.
                                          industry.

High Yield Bond Trust                     Seeks high current income. The Fund         TAMIC
                                          normally invests in below
                                          investment-grade bonds and debt
                                          securities.

Managed Assets Trust                      Seeks high total return. The Fund           TAMIC
                                          normally invests in equities,               Subadviser: Travelers Investment
                                          convertible and fixed-income                Management Company ("TIMCO")
                                          securities. The Fund's policy is to
                                          allocate investments among asset
                                          classes.

Money Market Portfolio                    Seeks high current return with              TAMIC
                                          preservation of capital and liquidity.
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity Fund --        Seeks to achieve long-term growth of        A I M Advisors, Inc.
     Series I Shares+                     capital. Income is a secondary
                                          objective. The Fund invests, normally,
                                          at least 80% of its net assets, plus
                                          the amount of any borrowings for
                                          investment purposes, in equity
                                          securities, including convertible
                                          securities.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares   Seeks capital appreciation. The Fund        Capital Research and Management
                                          normally invests in common stocks of        Co. ("CRM")
                                          companies located around the world.

   Growth Fund -- Class 2 Shares          Seeks capital appreciation. The Fund        CRM
                                          normally invests in common stocks of
                                          companies that appear to offer superior
                                          opportunities for growth of capital.

   Growth-Income Fund -- Class 2 Shares   Seeks capital appreciation and income.      CRM
                                          The Fund normally invests in common
                                          stocks or other securities that
                                          demonstrate the potential for
                                          appreciation and/or dividends.
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund --    Seeks maximum long-term total return.       CitiStreet Funds Management LLC
     Class I                              The Fund primarily invests in fixed         ("CitiStreet")
                                          income securities.                          Subadviser: Western
                                                                                      AssetManagement Company; Salomon
                                                                                      Brothers Asset Management
                                                                                      ("SBAM"); and SSgA Funds
                                                                                      Management ("SSgA")

   CitiStreet International Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund primarily invests in the           Subadviser: Alliance Capital
                                          common stocks of established non-U.S.       Management L.P.; Oechsle
                                          companies.                                  International Advisors LLC;
                                                                                      and SSgA

   CitiStreet Large Company Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund primarily invests in the           Subadviser: Wellington Management
                                          common stocks of well established           Company; Smith Barney Fund
                                          companies.                                  Management LLC ("SBFM"), and SSgA

   CitiStreet Small Company Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund primarily invests in the           Subadviser: TCW Investment
                                          common stocks of small companies.           Management; Babson Capital
                                                                                      Management LLC; and SSgA

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long term growth of capital. The      Credit Suisse Asset Management, LLC
     Market Portfolio+                    Fund normally invests in equity             Subadviser: Credit Suisse Asset
                                          securities of companies located in, or      Management Limited (U.K.),
                                          conducting a majority of their              (Australia)
                                          business, in emerging markets.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --            Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                       total return with capital appreciation      ("Delaware")
                                          as a secondary objective. The Fund
                                          normally invests in companies that
                                          manage a portfolio of real estate to
                                          earn profits for shareholders (REITS).

   Delaware VIP Small Cap Value           Seeks capital appreciation. The Fund        Delaware
     Series -- Standard Class             normally invests in securities of small
                                          capitalization companies.

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --    Seeks long term capital growth              The Dreyfus Corporation ("Dreyfus")
     Appreciation Portfolio -- Initial    consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                               capital. Current income is a secondary
                                          objective. The Fund normally invests
                                          in common stocks of established
                                          companies.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Dreyfus Variable Investment Fund --     Seeks to maximize capital appreciation.     Dreyfus
     Developing Leaders Portfolio --       The Fund normally invests in companies
     Initial Shares                        with market capitalizations of less
                                           than $2 billion at the time of purchase.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST

   Mutual Shares Securities Fund --       Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                       secondary objective. The Fund normally
                                          invests in U.S. equity securities, and
                                          substantially in undervalued stocks,
                                          risk arbitrage securities and
                                          distressed companies.

   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares    The Fund normally invests at least 80%
                                          of its net assets in the emerging
                                          market investments, and invests
                                          primarily to predominantly in equity
                                          securities.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                     Fund normally invests at least 80% of
                                          its net assets in investments of
                                          issuers located outside of the U.S.,
                                          including those in emerging markets.

   Templeton Growth Securities Fund --    Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                       Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.

GREENWICH STREET SERIES FUND
   Appreciation Portfolio                 Seeks long- term appreciation of            SBFM
                                          capital. The Fund normally invests in
                                          equity securities of U.S. companies of
                                          medium and large capitalization.

   Equity Index Portfolio -- Class II     Seeks investment results that, before       TIMCO
     Shares                               expenses, correspond to the price and
                                          yield performance of the S&P 500
                                          Index. The Fund normally invests in
                                          equity securities, or other
                                          investments with similar economic
                                          characteristics that are included in
                                          the S&P 500 Index.

   Fundamental Value Portfolio+           Seeks long-term capital growth. Current     SBFM
                                          income is a secondary consideration.
                                          The Fund normally invests in common
                                          stocks, and common stock equivalents of
                                          companies, the manager believes are
                                          undervalued.
JANUS ASPEN SERIES
   Balanced Portfolio -- Service          Seeks long term capital growth,             Janus Capital Management LLC
     Shares+                              consistent with preservation of capital     ("Janus Capital")
                                          and balanced by current income. The
                                          Fund normally invests in common stocks
                                          selected for their growth potential
                                          and other securities selected for
                                          their income potential.

   Mid Cap Growth Portfolio -- Service    Seeks capital growth. The Fund normally     Janus Capital
     Shares                               invests in equity securities of
                                          mid-sized companies.

   Worldwide Growth Portfolio --          Seeks growth of capital in a manner         Janus Capital
     Service Shares+                      consistent with the preservation of
                                          capital. The Fund normally invests in
                                          the common stocks of companies of any
                                          size throughout the world.

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                            The Fund normally invests in equity
                                          securities, principally common stocks,
                                          of relatively small U.S. companies that
                                          are believed to be undervalued based on
                                          their earnings, cash flow or asset
                                          values.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            Seeks long-term growth of capital and       Lord Abbett & Co.
                                          income without excessive fluctuations
                                          in market value. The Fund primarily
                                          invests in equity securities of large,
                                          seasoned, U.S. and multinational
                                          companies believed to be undervalued.
   Mid-Cap Value Portfolio                Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                          normally invests primarily in equity
                                          securities, which are believed to be
                                          undervalued in the marketplace.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --     Seeks high total return (which includes     Oppenheimer Funds, Inc.
     Service Shares                       growth in the value of its shares as
                                          well as current income) from equity and
                                          debt securities.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                 with preservation of real capital and       Company LLC
                                          prudent investment management.

   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management. The Fund
                                          normally invests in intermediate
                                          maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --     Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                     Fund invests mainly in common stocks of
                                          U.S. companies, with a focus on growth
                                          stocks. Growth stocks are issued by
                                          companies that Putnam Management
                                          believes are fast-growing and whose
                                          earnings are likely to increase over
                                          time.

   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+             invests mainly in common stocks of
                                          companies outside the United States
                                          that Putnam Management believes have
                                          investment potential.

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation. The Fund        Putnam Investment Management
      Class IB Shares                     invests mainly in common stocks of U.S.
                                          companies, with a focus on value
                                          stocks. Value stocks are those that
                                          Putnam Management believes are
                                          currently undervalued by the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        SBAM
                                          normally invests in common stocks and
                                          their equivalents of companies the
                                          manager believes are undervalued in
                                          the marketplace.

   Investors Fund -- Class I              Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I+      Seeks long term growth of capital. The      SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

   Total Return Fund -- Class I           Seeks above average income (compared to     SBAM
                                          a portfolio invested entirely in equity
                                          securities). Secondarily seeks growth
                                          of capital and income.  The Fund
                                          normally invests in a broad range of
                                          equity and fixed-income securities of
                                          U.S. and foreign issuers.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy         Seeks capital appreciation. Principally     SBFM
     Portfolio+                           through investing in dividend paying
                                          stocks.

    Smith Barney Premier Selections       Seeks long term capital growth. The         SBFM
          All Cap Growth Portfolio+       Fund consists of a Large Cap Growth
                                          segment, Mid Cap Growth segment and
                                          Small Cap Growth segment. All three
                                          segments normally invest in equity
                                          securities. The Large Cap Growth
                                          segment invests in large sized
                                          companies. The Mid Cap Growth segment
                                          invests in medium sized companies. The
                                          Small Cap Growth segment invests in
                                          small sized companies.

THE TRAVELERS SERIES TRUST
   Convertible                            Securities Portfolio Seeks current          TAMIC
                                          income and capital appreciation.
                                          The Fund normally invests in
                                          convertible securities.

   Disciplined Mid Cap Stock Portfolio    Seeks growth of capital. The Fund           TAMIC
                                          normally invests in the equity               Subadviser: TIMCO
                                          securities of companies with mid-size
                                          market capitalizations.

   Equity Income Portfolio                Seeks reasonable income by investing        TAMIC
                                          primarily in income producing equity        Subadviser: Fidelity Management &
                                          securities. In choosing these               Research Company ("FMR")
                                          securities, the fund will also consider
                                          the potential for capital appreciation.
                                          The fund's goal is to achieve a yield
                                          which exceeds the composite yield on
                                          the securities compromising the S&P
                                          500.

   Federated High Yield Portfolio         Seeks high current income. The Fund         TAMIC
                                          normally invests in below                   Subadviser: Federated Investment
                                          investment-grade bonds and debt             Management Company ("Federated")
                                          securities.

   Federated Stock Portfolio+             Seeks growth of income and capital. The     TAMIC
                                          Fund normally invests in equity             Subadviser: Federated Equity
                                          securities of high quality companies.       Management Company of Pennsylvania

   Large Cap Portfolio                    Seeks long term growth of capital.          TAMIC
                                          The Fund normally invests in the            Subadviser: FMR
                                          securities of companies with large
                                          market capitalizations.

   Mercury Large Cap Core Portfolio       Seeks long-term capital growth. The         TAMIC
                                          Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                          portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                          cap companies.

   MFS Mid Cap Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in equity             Subadviser: MFS
                                          securities of companies with medium
                                          market capitalization.

   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.

   Mondrian International Stock           Seeks capital appreciation. The Fund        TAMIC
     Portfolio                            normally invests in equity securities       Subadviser: Mondrian Investment
                                          of relatively large non-U.S. companies.     Partners Ltd.

   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund invests in equity          Subadviser: Pioneer Investment
                                          securities, primarily of U.S. issuers.      Management, Inc.


   Pioneer Mid Cap Value Portfolio        Seeks capital appreciation. The Fund        TAMIC
                                          normally invests in the equity              Subadviser: Pioneer Investment
                                          securities of mid-size companies.           Management, Inc.

   Social Awareness Stock Portfolio       Seeks long term capital appreciation        SBFM
                                          and retention of net investment
                                          income. The Fund normally invests in
                                          equity securities of large and
                                          mid-size companies that meet certain
                                          investment and social criteria.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Style Focus Series: Small Cap          Seeks capital appreciation. The Fund        TAMIC
     Growth Portfolio                     normally invests in common stocks and       Subadviser: TIMCO and Janus
                                          other equity securities of small U.S.       Capital
                                          companies.

   Style Focus Series: Small Cap          Seeks capital appreciation. The Fund        TAMIC
     Value Portfolio                      normally invests in common stocks and       Subadviser: TIMCO and Dreman Value
                                          other equity securities of small U.S.       Management L.L.C. ("Dreman")
                                          companies.

   Travelers                              Quality Bond Portfolio Seeks current        TAMIC
                                          income and total return with moderate
                                          capital volatility. The Fund normally
                                          invests in investment-grade bonds and
                                          debt securities.

   U.S. Government Securities             Seeks current income, total return and      TAMIC
                                          Portfolio high credit quality. The
                                          Fund normally invests in securities
                                          issued or guaranteed by the U.S.
                                          Government, its agencies or
                                          instrumentalities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        ("TIA")
                                          companies that are likely to benefit        Subadviser:  AIM Capital
                                          from new products, services or              Management Inc.
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income. The Fund         TIA
                                          normally invests in debt securities and     Subadviser: Pioneer Investment
                                          has the flexibility to invest in a          Management, Inc.
                                          broad range of issuers and segments of
                                          the debt securities market.

   SB Adjustable Rate Income              Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements in
                                          interest rates.

   Smith Barney Aggressive Growth         Seeks long-term capital appreciation.       SBFM
     Portfolio                            The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings that
                                          exceeds the average rate earnings
                                          growth of the companies comprising the
                                          S&P 500 Index.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

   Smith Barney International All Cap     Seeks total return on assets from           SBFM
     Growth Portfolio+                    growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Cap Value           Seeks long-term growth of capital with      SBFM
     Portfolio+                           current income is a secondary
                                          objective. The Fund normally invests
                                          in equities, or similar securities, of
                                          companies with large market
                                          capitalizations.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Smith Barney Money Market              Seeks to maximize current income            SBFM
     Portfolio+                           consistent with preservation of
                                          capital. The Fund seeks to maintain a
                                          stable $1 share price. The Fund
                                          normally invests in high quality U.S.
                                          short-term debt securities.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in U.S. and foreign        Subadviser: FMR
                                          equity securities.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares     Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                          Fund normally invests in common and         ("Van Kampen")
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio Class II     Seeks capital appreciation. The Fund        Van Kampen
     Shares+                              normally invests in common stocks of
                                          companies that the manager believes
                                          are experiencing or will experience
                                          growth in earnings and/or cash flow
                                          that exceeds the average rate of
                                          earnings growth of the companies that
                                          comprise the S&P 500.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund        Van Kampen
     Shares+                              normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth          Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio              Fund normally invests in equity
                                          securities of small cap companies and
                                          related investments.
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service     Seeks long-term capital appreciation by     FMR
     Class 2                              investing in common stocks of companies
                                          whose value Fidelity Management &
                                          Research Co. believes is not fully
                                          recognized by the public.

   Dynamic Capital Appreciation           Seeks capital appreciation by investing     FMR
     Portfolio -- Service Class 2+        in common stocks of domestic and
                                          foreign issuers.

   Mid Cap Portfolio -- Service Class 2   Seeks long-term growth of capital by        FMR
                                          investing in common stocks of companies
                                          with medium market capitalizations.

WELLS FARGO VARIABLE TRUST
   Wells Fargo Advantage Multi Cap        Seeks long term capital growth. Current     Wells Fargo Funds Management, LLC
     Value Fund+                          income is a secondary objective. The        Subadviser: Wells Capital
                                          Fund normally invests in the common         Management, Inc.
                                          stocks of U.S. companies believed to be
                                          undervalued relative to the market.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o  the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

       o sales and marketing expenses including commission payments to your sales agent; and

       o  other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

       o that the amount of the death benefit will be greater than the Cash Value; and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made under the Contract. However, when withdrawn, we will charge a surrender charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by you. The maximum surrender charge is 5% of the amount surrendered in the first two contract/certificate years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if we anticipate we will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, we will take into account:

       (a) The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

       (b) Contract owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants; and

       (c) The expected level of commission we may pay to the agent or TPA for distribution expenses; and

       (d) Any other factors that we anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

       o   retirement of Participant

       o   severance from employment by Participant

       o   loans (if available)

       o   hardship (as defined by the Code) suffered by the Participant

       o   death of Participant

       o   disability (as defined by the Code) of Participant

       o   return of excess plan contributions

       o minimum required distributions, generally when Participant reaches age 70 1/2

       o   transfers to an Employee Stock Fund

       o   certain Plan expenses, as mutually agreed upon

       o   annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation plans, the tax-deferred annuity plans and combined Qualified Plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk ("M&E") charge on each business day from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge equals 1.20% annually.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                    CONTRACT/CERTIFICATE                YEAR
                  --------------------------    ----------------------
                               0-2                       5%
                               3-4                       4%
                               5-6                       3%
                               7-8                       2%
                               9+                        0%

Please refer to The Annuity Period for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your cash value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE

We deduct this charge on each business day from the Variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

       (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

       (b) Determination of our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from cash values.

       (c)   TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or account values for payment to the Contract Owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

THE MANAGED ADVISORY PORTFOLIO PROGRAM FEE

If you participate in the Managed Portfolio Porgram, there is an additional fee. Please see the "Managed Advisory Portfolio Program" subsection under the section "Asset Allocation Services" in this prospectus.

THE CHART PROGRAM FEE

If you participate in the CHART Program, there is an additional fee. Please see the "CHART Program" subsection under the section "Asset Allocation Services" in this prospectus.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

      o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

      o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

      o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total cash value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of cash values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your cash value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION SERVICES

GENERAL

Asset allocation is a method of investment diversification that allocates assets among asset classes with the goal of managing investment risk and potentially enhancing returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks/equities, bonds/ fixed income, and cash equivalents. There are often further divisions among wider asset classes, for example, classes representing company size (large cap, mid cap, and small cap), and classes representing foreign and U.S. investments.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility over the long term. THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN AN ASSET ALLOCATION PROGRAM - INVESTMENTS MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

THE ASSET ALLOCATION PROGRAM DESCRIBED BELOW IS NOT A PART OF THE CONTRACT ISSUED BY THE COMPANY. THE COMPANY IS NOT REGISTERED AS AN INVESTMENT ADVISER, AND IS NOT OFFERING INVESTMENT ADVICE IN MAKING AVAILABLE THE ASSET ALLOCATION PROGRAM.

MANAGED ADVISORY PORTFOLIO PROGRAM

An affiliate of the Company, Tower Square Securities Inc. ("Tower Square"), offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called Managed Advisory Portfolio Program (the "program"), is available for an additional asset-based fee that is payable by the participant to Tower Square for offering the program. These payments are in addition to any compensation payable by the Company to Tower Square for selling the Contract. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with Tower Square. Tower Square has a fiduciary obligation with respect to program participants. Tower Square may not offer the program to all purchasers of the Contract.

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE MANAGED ADVISORY PORTFOLIO PROGRAM
- A COMPLETE DESCRIPTION IS AVAILABLE IN THE DISCLOSURE STATEMENT FOR THE PROGRAM. NOTE: THERE ARE LIMITATIONS ON THE INVESTMENT ADVISORY ACTIVITIES THAT TOWER SQUARE'S REPRESENTATIVES CAN PERFORM FOR PROGRAM PARTICIPANTS. PLEASE REFER TO THE DISCLOSURE STATEMENT AND OTHER DOCUMENTS THAT TOWER SQUARE IS REQUIRED TO PROVIDE TO YOU.

Except as described below, a program participant must allocate his or her Contract Value according to one of six model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment adviser that Tower Square engaged to create the program. When electing the program, a program participant must complete a standardized questionnaire. Based on the results of the questionnaire, one of the six model portfolios is matched to the program participant based on his or her risk tolerance and investment time horizon. The program participant selects from the six model portfolios, and may select a model portfolio that is different than the recommended model portfolio.

Each model portfolio has different allocation percentages within each asset class, and is intended for a specific type of investor, from highly aggressive to very conservative. Each model portfolio identifies one or more Variable Funding Options offered under the Contract that correspond to each asset class within the model portfolio. A program participant will have his or her Contract Value allocated among the Variable Funding Options according to the applicable asset class weightings within the model portfolio elected. A program participant may also choose to create his or her own portfolio by changing the allocation percentages within an asset class or by electing different Variable Funding Options than those that are recommended in a model portfolio ("customized portfolio"). Tower Square's representatives cannot provide investment advice related to the creation of a customized portfolio. Furthermore, a program participant who chooses to create a customized portfolio will not receive a periodic review and changes to his or her portfolio as would be provided by Standard & Poor's for the model portfolios, as described below.

At least annually, Standard & Poor's reviews the model portfolios and may make appropriate changes to the allocation percentages within the asset classes of the model portfolios and the recommended Variable Funding Options. If, as a result of such review, a change is made to a model portfolio, Tower Square will notify program participants in advance of the change, and the participant will have the opportunity to reject the change. Standard & Poor's will not periodically review customized portfolios chosen by program participants; however, those participants will receive written materials from Tower Square about the changes being made to the model portfolios, and will be eligible to elect a model portfolio at any time.

At any time, a program participant can request a change to his or her model portfolio or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. Tower Square representatives will make reasonable efforts to contact program participants at least annually to discuss any adjustments to the models and to determine whether the participant's investment objectives have changed. In addition, program participants will receive a quarterly performance report from the Company that provides information about the Variable Funding Options.

A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio or a customized portfolio.

A program participant who chooses a model portfolio must allocate 100% of his or her Contract Value to the Variable Funding Options under the model portfolio they have chosen. A program participant who chooses to create a customized portfolio may select any Variable Funding Options offered under the Contract, and may also utilize the Fixed Account under the Contract (if available).

MANAGED ADVISORY PORTFOLIO PROGRAM FEES - DEDUCTIONS FROM CONTRACT VALUE

Tower Square charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.

                                                   MAXIMUM ANNUAL FEE FOR
     CONTRACT VALUE EQUAL TO                          MANAGED ADVISORY
         OR GREATER THAN         BUT LESS THAN        PORTFOLIO PROGRAM
    --------------------------- -----------------  ------------------------
                $0                  $25,000                 0.80%
             $25,000                $50,000                 0.65%
             $50,000                $75,000                 0.50%
             $75,000                $100,000                0.35%
            $100,000+                                       0.20%

The annual fee to participate in the program is in addition to any Contract fees and charges. Tower Square will charge the same annual fee whether a participant elects a model portfolio or creates a customized portfolio. Alternative fees may be negotiated by the qualified retirement plan and applied to all participants who elect the program. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals. PLEASE CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DISCUSS THE PROGRAM.

THE COMPANY IS NOT THE SPONSOR OF THE ASSET ALLOCATION PROGRAM DESCRIBED ABOVE. HOWEVER, THE COMPANY HAS AGREED TO FACILITATE ADMINISTRATION AND THE COLLECTION AND PAYMENT OF INVESTMENT ADVISORY FEES PAYABLE TO TOWER SQUARE UNDER THE TERMS OF THE ADVISORY AGREEMENT THAT IT ENTERS INTO WITH PARTICIPANTS. TOWER SQUARE, FROM ITS OWN GENERAL REVENUES, PAYS THE COMPANY 0.05% PER YEAR OF ASSETS IN THE PROGRAM FOR FACILITATING THE PROCESSING OF THE QUARTERLY FEES.

CHART PROGRAM

An affiliate of the Company, CitiStreet Financial Services LLC ("CFS"), offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called "CHART", is available for an additional asset-based fee that is payable by the participant to CFS for offering the program. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with CFS. CFS has a fiduciary obligation with respect to program participants. CFS may not offer the program to all purchasers of the Contract.

Affiliates of CFS, CitiStreet Associates LLC, a licensed insurance agency, and CitiStreet Equities LLC, a brokerdealer, may receive compensation payable by the Company for selling the Contract to your plan and for additional contributions made by plan participants. CFS, CitiStreet Associates LLC, and CitiStreet Equities LLC are subsidiaries of CitiStreet LLC, a joint venture of State Street Bank and Trust Company and indirect subsidiaries of Citigroup, Inc., including a portion that is ultimately owned by the Company.

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE CHART PROGRAM -- A COMPLETE DESCRIPTION IS AVAILABLE IN THE DISCLOSURE STATEMENT FOR THE PROGRAM. NOTE:
THERE ARE LIMITATIONS ON THE INVESTMENT ADVISORY ACTIVITIES THAT CFS'S REPRESENTATIVES CAN PERFORM FOR PROGRAM PARTICIPANTS. PLEASE REFER TO THE DISCLOSURE STATEMENT AND OTHER DOCUMENTS THAT CFS IS REQUIRED TO PROVIDE TO YOU.

Participants who enter into an investment advisory agreement with CFS to participate in the program are authorizing CFS to allocate their Contract Value according to asset allocation models developed in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. When electing the program, a program participant must complete a questionnaire designed to evaluate his or her risk tolerance and investment time horizon. Based on the results of the questionnaire, participants are matched to an investor profile. Each investor profile establishes allocation percentages among four "program funds", each of which is a Variable Funding Option offered under the Contract. Currently, the program funds are CitiStreet International Stock Fund, CitiStreet Small Company Stock Fund, CitiStreet Large Company Stock Fund and CitiStreet Diversified Bond Fund. Each of the program funds is advised by CitiStreet Funds Management LLC, an affiliate of CFS.

Periodically, CFS reviews its investment model and each investor profile, and may make changes to the allocation percentages between the asset classes of the investor profiles, may change the number of asset classes, or may change the program funds. If, as a result of such review, a change is made to an investor profile, CFS will notify program participants in advance of the change, and the participant will have the opportunity to reject the change.

At any time, a program participant can request a change to his or her investor profile or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. CFS representatives will make reasonable efforts to contact program participants at least annually to discuss any adjustments to the models and to determine whether the participant's investment objectives have changed. In addition, program participants will receive a quarterly performance report from the Company that provides information about the Variable Funding Options.

Program participants who elect to participate in CHART are required to only allocate their Contract Value amongst the program funds. A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio or a customized portfolio.

CHART PROGRAM FEES - DEDUCTIONS FROM CONTRACT VALUE

CFS charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.

                              CONTRACT VALUE
                                    MAXIMUM ANNUAL
                                     FEE FOR CHART
                                        PROGRAM
            -------------------------------------------------------------
            $0 - $25,000................................       1.25%
            $25,001 - $50,000...........................       1.15%
            $50,001 - $75,000...........................       1.05%
            $75,001 - $100,000..........................       0.95%
            $100,001 - $150,000.........................       0.80%
            $150,001 - $250,000.........................       0.60%
            $250,001 - $400,000.........................       0.40%
            $400,001 - $600,000.........................       0.30%
            $600,001 or more............................       0.80%

Please refer to the disclosure statement for the program for a detailed description of how and when the annual program fee is calculated and when it is deducted.

The annual fee to participate in the program is in addition to any Contract fees and charges. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals. PLEASE CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DISCUSS THE PROGRAM.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before your Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or to you, as provided in the plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the plan.

We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

Participants in the Texas Optional Retirement Program should refer to Appendix C for information regarding access to Contract Values.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Cash Value of at least $5,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

If a group "allocated" contract is purchased, we issue certificates to the individual Participants. If a group unallocated contract is purchased, we issue only the Contract. Where we refer to "you," we are referring to the Contract Owner, or to the group Participant, as applicable. The Annuitant is the individual upon whose life the Maturity Date and the amount of monthly Annuity Payments depend. Because this is a Qualified Contract, the owner and the Annuitant must always be the same person, and there can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant, they will share equally in benefits unless we receive other instructions, by Written Request before the death of the Annuitant or Contract Owner.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, (also referred to as the "annuity commencement date"), generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death ("Death Report Date").

An election to receive death benefits under a form of annuity must be made within one year after the death. The election must be made by Written Request to us at our Home Office. The beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the cash value and the total Purchase Payments attributable to the Participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the cash value and total Purchase Payments attributable to the Participant under the unallocated Contract.

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

       (a)   the cash value of the Participant's individual account or

       (b) the total Purchase Payments under that Participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders as of the date we receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, we will pay the beneficiary the cash value of the Participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

       a) the cash value attributable to the Participant under the Contract or

       b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable premium tax, minus any outstanding loan amounts and prior surrenders as of the date we receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, we will pay the beneficiary the cash value attributable to the Participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive Due Proof of Death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

------------------------------------- ------------------------ -------------------------
 BEFORE THE MATURITY DATE, UPON THE    THE COMPANY WILL PAY     MANDATORY PAYOUT RULES
            DEATH OF THE                 THE PROCEEDS TO:               APPLY*
------------------------------------- ------------------------ -------------------------
OWNER / ANNUITANT                     The beneficiary (ies),   Yes
                                      or if none, to the
                                      Contract Owner's
                                      estate.
------------------------------------- ------------------------ -------------------------
BENEFICIARY                           No death proceeds are    N/A
                                      payable; Contract
                                      continues.
------------------------------------- ------------------------ -------------------------
CONTINGENT BENEFICIARY                No death proceeds are    N/A
                                      payable; Contract
                                      continues.
------------------------------------- ------------------------ -------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the beneficiary, as provided in the plan.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE (ANNUITY COMMENCEMENT DATE)

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (annuity options). While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the Contract. Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the cash value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Cash Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your cash value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

       (a) the Participant's name, address, date of birth, social security number;

       (b)   the amount to be distributed;

       (c)   the annuity option which is to be purchased;

       (d)   the date the annuity option payments are to begin;

       (e) if the form of the annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the beneficiary as designated by you; and

       (f)   any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the Annuitant as long as we are notified by Written Request while the Annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the Written Request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the Written Request.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under your Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the Participant's cash value applied to provide a variable annuity, a fixed annuity, or a combination of both. If no election is made to the contrary, the cash value will provide an annuity, which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the Participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision Transfers of Cash Value Between Funding Options, in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Option 1 -- Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

       (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment;

       (b)   and is

             (1)  the number of Annuity Units represented by each payment; times

             (2) the number of payments made;

and for a Fixed Annuity:

       (a) is the cash value applied on the Maturity Date under this option; and

       (b) is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by you and us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

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

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined Qualified Plans/tax-deferred annuity plans, you may return the Contract for a full refund of the cash value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the cash value we return may be greater or less than your Purchase Payment.

The right to return described above does not apply to Participants in unallocated contracts or in the Texas Optional Retirement Program.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "you" and "your" refers to the group Contract Owner.

Under the allocated Contracts, if the cash value in a Participant's individual account is less than the termination amount as stated in the Contract, we reserve the right to terminate that account and move the cash value of that Participant's individual account to your account.

Any cash value to which a terminating Participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by Written Request at any time for any reason. We reserve the right to discontinue this Contract if:

       (a)   the cash value of the Contract is less than the termination amount;
             or

       (b) we determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

       (c)   we receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive the Contract Owner's Written Request to discontinue the Contract, we will, in our sole discretion and judgment:

       (a)   accept no further payments for this Contract; and

       (b) pay you the Cash Surrender Value of the funding options within 7 days of the date of our written notice to you or distribute the Cash Surrender Value of each Participant's individual account as described in the settlement provisions section at your direction; and

       (c)   pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the Cash Surrender Value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options, which began before the date of discontinuance.

CONTRACT EXCHANGES

       (a) You may transfer all or any part of your account's Cash Surrender Value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the individual account's Cash Surrender Value from one funding option to any contract not issued by us.

       (b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

       (c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Travelers Separate Account QP for Variable Annuities was established on December 26, 1995 and is registered with the SEC as a unit investment trust (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a

Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

       o   The Travelers Insurance Company ("TIC")

       o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The

Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.5% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.

The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), CitiStreet Equities LLC, Linsco/Private Ledger Corp., Merrill Lynch, Pierce, Fenner & Smith, Incorporated, Piper Jaffray & Co and Tower Square Securities, Inc.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

TOWER SQUARE SECURITIES. The Company and TDLLC have entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, Tower Square representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company, such as retirement and other benefit plans for agents and the ability to purchase Citigroup common stock at a discount. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation. In addition to the compensation described above, Tower Square receives compensation for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause Tower Square or its representatives to favor the Company's products.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. The Company and TDLLC have entered into a selling agreement with CitiStreet Equities LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. Registered representatives of CitiStreet Equities LLC, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix B. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 0.30%

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
   Capital Appreciation Fund (1/97)..........................   2004        1.000           1.196              32,746,008

   High Yield Bond Trust (3/97)..............................   2004        1.000           1.053               1,392,610

   Managed Assets Trust (3/97)...............................   2004        1.000           1.077               4,660,460

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (7/01)...........   2004        1.000           1.097                      --

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (10/96).......   2004        1.000           1.012              11,539,699

   CitiStreet International Stock Fund -- Class I (3/97).....   2004        1.000           1.153              10,462,067

   CitiStreet Large Company Stock Fund -- Class I (10/96)....   2004        1.000           1.111              17,674,137

   CitiStreet Small Company Stock Fund -- Class I (10/96)....   2004        1.000           1.173              11,527,537

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (1/98).....   2004        1.000           1.217                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (1/99).........   2004        1.000           1.143                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)
                   SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders

   Portfolio -- Initial Shares (9/98)........................   2004        1.000           1.123               2,182,428

   Dreyfus Variable Investment Fund -- Appreciation

   Portfolio -- Initial Shares (7/98)........................   2004        1.000           1.051                      --

Franklin Templeton Variable Insurance Products Trust
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/04)............................................    2004        1.000           1.200                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04)   2004        1.000           1.151                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (7/01)...............   2004        1.000           1.075                      --

   Mid Cap Growth Portfolio -- Service Shares (7/01).........   2004        1.000           1.185                      --

   Worldwide Growth Portfolio -- Service Shares (7/01).......   2004        1.000           1.115                      --

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (7/01).....   2004        1.000           1.014                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (7/01).   2004        1.000           1.155                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (7/01)............................................    2004        1.000           1.165                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (7/01)..   2004        1.000           1.189                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (7/01)............................   2004        1.000           1.096                      --

   Investors Fund -- Class I (10/98).........................   2004        1.000           1.091                      --

   Small Cap Growth Fund -- Class I (5/01)...................   2004        1.000           1.208                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)
                   SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
The Travelers Series Trust
   Convertible Securities Portfolio (8/99)..................   2004        1.000           1.044                       --

   Disciplined Mid Cap Stock Portfolio (9/98)...............   2004        1.000           1.143                2,900,688

   Merrill Lynch Large Cap Core Portfolio (10/98)...........   2004        1.000           1.162                       --

   MFS Emerging Growth Portfolio (5/01).....................   2004        1.000           1.170                       --

   MFS Mid Cap Growth Portfolio (9/98)......................   2004        1.000           1.169                       --

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.116                       --

   Pioneer Fund Portfolio (3/97)............................   2004        1.000           1.110                  558,000

   Social Awareness Stock Portfolio (10/96).................   2004        1.000           1.135                1,305,355

   Travelers Quality Bond Portfolio (9/97)..................   2004        1.000           1.008                1,546,414

   U.S. Government Securities Portfolio (10/96).............   2004        1.000           1.016                1,851,528

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        1.000           1.127                       --

   MFS Total Return Portfolio (3/97)........................   2004        1.000           1.077                1,537,962

   Pioneer Strategic Income Portfolio (10/96)...............   2004        1.000           1.066                  331,070

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        1.000           1.003                       --

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2004        1.000           1.119                       --

   Smith Barney High Income Portfolio (10/96)...............   2004        1.000           1.054                  196,344

   Smith Barney International All Cap Growth
   Portfolio (3/97).........................................   2004        1.000           1.168                  713,721

   Smith Barney Large Cap Value Portfolio (3/97)............   2004        1.000           1.093                  965,434

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
   Smith Barney Large Capitalization Growth Portfolio (8/98)    2004        1.000           1.101                      --

   Smith Barney Money Market Portfolio (3/97)...............    2004        1.000           1.004                 866,201

   Strategic Equity Portfolio (3/97)........................    2004        1.000           1.108              15,242,832

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (7/03).......   2004        1.000          1.123                      --

   Enterprise Portfolio -- Class II Shares (5/01)............   2004        1.000          1.106                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (4/03).........   2004        1.000          1.130                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (9/01)............................................   2004        1.000          1.174                      --

   Mid Cap Portfolio -- Service Class 2 (7/01)...............   2004        1.000          1.195                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.30%

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
   Capital Appreciation Fund (1/97).........................   2004        1.586           1.871                2,228,849
                                                               2003        1.286           1.586                2,197,793
                                                               2002        1.740           1.286                2,026,597
                                                               2001        2.385           1.740                1,800,337
                                                               2000        3.092           2.385                1,555,883
                                                               1999        2.040           3.092                1,271,961
                                                               1998        1.279           2.040                  961,744

   High Yield Bond Trust (3/97).............................   2004        1.823           1.957                  138,305
                                                               2003        1.430           1.823                  110,217
                                                               2002        1.385           1.430                   80,261
                                                               2001        1.281           1.385                   67,746
                                                               2000        1.285           1.281                   48,596
                                                               1999        1.247           1.285                   42,157
                                                               1998        1.186           1.247                   28,684
                                                               1997        1.000           1.186                    3,815

   Managed Assets Trust (3/97)..............................   2004        1.666           1.800                  550,241
                                                               2003        1.384           1.666                  493,913
                                                               2002        1.534           1.384                  480,471
                                                               2001        1.637           1.534                  438,370
                                                               2000        1.686           1.637                  401,308
                                                               1999        1.495           1.686                  362,589
                                                               1998        1.247           1.495                  299,403
                                                               1997        1.000           1.247                  223,823

   Money Market Portfolio (9/98)............................   2004        1.119           1.116                   31,686
                                                               2003        1.125           1.119                   30,849
                                                               2002        1.125           1.125                   45,798
                                                               2001        1.098           1.125                    8,164
                                                               2000        1.047           1.098                       --
                                                               1999        1.011           1.047                      108
                                                               1998        1.000           1.011                       --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (7/01)...........  2004        0.753           0.786                   86,354
                                                               2003        0.610           0.753                   62,575
                                                               2002        0.886           0.610                   41,405
                                                               2001        1.000           0.886                    9,328

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/04)...............   2004        1.000           1.105                   4,183

   Growth Fund -- Class 2 Shares (5/04)......................   2004        1.000           1.087                   1,982

   Growth-Income Fund -- Class 2 Shares (5/04)...............   2004        1.000           1.079                  31,224

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (10/96).......   2004        1.531           1.581                 387,341
                                                                2003        1.469           1.531                 307,206
                                                                2002        1.366           1.469                 188,280
                                                                2001        1.295           1.366                 150,472
                                                                2000        1.167           1.295                  69,929
                                                                1999        1.216           1.167                  56,766
                                                                1998        1.130           1.216                  50,376
                                                                1997        1.000           1.130                  22,291

   CitiStreet International Stock Fund -- Class I (3/97).....   2004        1.162           1.318                 202,492
                                                                2003        0.905           1.162                 169,846
                                                                2002        1.181           0.905                 108,558
                                                                2001        1.523           1.181                  81,149
                                                                2000        1.677           1.523                  46,491
                                                                1999        1.282           1.677                  37,869
                                                                1998        1.131           1.282                  35,028
                                                                1997        1.000           1.131                  16,165

   CitiStreet Large Company Stock Fund -- Class I (10/96)....   2004        1.061           1.152                 560,256
                                                                2003        0.839           1.061                 493,283
                                                                2002        1.101           0.839                 363,378
                                                                2001        1.324           1.101                 326,861
                                                                2000        1.577           1.324                 246,823
                                                                1999        1.603           1.577                 186,669
                                                                1998        1.405           1.603                 153,298
                                                                1997        1.000           1.405                  42,001

   CitiStreet Small Company Stock Fund -- Class I (10/96)....   2004        1.317           1.494                 228,047
                                                                2003        0.933           1.317                 217,147
                                                                2002        1.239           0.933                 146,211

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                               ------- ---------------  ---------------  -------------------
   CitiStreet Small Company Stock Fund -- Class I             2001        1.236           1.239                 121,305
   (continued)............................................
                                                              2000        1.137           1.236                 123,164
                                                              1999        0.842           1.137                  91,325
                                                              1998        0.934           0.842                  68,535
                                                              1997        1.000           0.934                  33,718

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (1/98)..    2004        1.432           1.766                   9,802
                                                              2003        1.016           1.432                   6,414
                                                              2002        1.163           1.016                   3,521
                                                              2001        1.305           1.163                   1,869
                                                              2000        1.931           1.305                     743
                                                              1999        1.078           1.931                     229
                                                              1998        1.000           1.078                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (1/99).......   2004        1.807           2.343                 117,011
                                                              2003        1.366           1.807                  51,297
                                                              2002        1.324           1.366                  23,932
                                                              2001        1.233           1.324                   4,245
                                                              2000        0.951           1.233                      57
                                                              1999        1.000           0.951                      --

Delaware VIP Small Cap Value Series -- Standard
   Class (9/98)...........................................    2004        1.767           2.119                  43,068
                                                              2003        1.261           1.767                  28,321
                                                              2002        1.353           1.261                  18,910
                                                              2001        1.226           1.353                   5,788
                                                              2000        1.051           1.226                      --
                                                              1999        1.119           1.051                      --
                                                              1998        1.000           1.119                     124

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (9/98)......................   2004        1.564           1.719                 308,645
                                                              2003        1.203           1.564                 260,010
                                                              2002        1.507           1.203                 191,979
                                                              2001        1.627           1.507                  93,689

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
   Dreyfus Variable Investment Fund -- Developing Leaders       2000        1.454           1.627                  21,714
   Portfolio -- Initial Shares  (continued)..................
                                                                1999        1.196           1.454                  15,312
                                                                1998        1.000           1.196                   6,726

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/98)........................   2004        1.020           1.057                 313,740
                                                                2003        0.852           1.020                 254,668
                                                                2002        1.037           0.852                 200,751
                                                                2001        1.159           1.037                 136,753
                                                                2000        1.181           1.159                  75,462
                                                                1999        1.074           1.181                  26,484
                                                                1998        1.000           1.074                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/03)....   2004        1.200           1.334                   5,052
                                                                2003        1.000           1.200                   2,581

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/04)............................................    2004        1.000           1.230                   5,761

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04)   2004        1.000           1.153                   6,608

   Templeton Growth Securities Fund -- Class 2 Shares (5/04).   2004        1.000           1.122                   8,964

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................    2004        0.941           1.011                  25,228
                                                                2003        0.765           0.941                  18,299
                                                                2002        0.940           0.765                  10,906
                                                                2001        1.000           0.940                   4,178

   Equity Index Portfolio -- Class II Shares (5/99)..........   2004        0.815           0.887                 365,342
                                                                2003        0.647           0.815                 325,863
                                                                2002        0.844           0.647                 235,737
                                                                2001        0.975           0.844                 133,552
                                                                2000        1.090           0.975                  16,099
                                                                1999        1.000           1.090                   4,744

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
   Fundamental Value Portfolio (5/01).......................    2004        0.979           1.046                  50,470
                                                                2003        0.716           0.979                  36,529
                                                                2002        0.921           0.716                  22,981
                                                                2001        1.000           0.921                   6,898

Janus Aspen Series
   Balanced Portfolio -- Service Shares (7/01)...............   2004        0.992           1.060                  65,970
                                                                2003        0.884           0.992                  53,105
                                                                2002        0.959           0.884                  36,827
                                                                2001        1.000           0.959                   7,538

   Mid Cap Growth Portfolio -- Service Shares (7/01).........   2004        0.727           0.864                  61,510
                                                                2003        0.546           0.727                  42,656
                                                                2002        0.770           0.546                  30,854
                                                                2001        1.000           0.770                   4,574

   Worldwide Growth Portfolio -- Service Shares (7/01).......   2004        0.749           0.773                  67,791
                                                                2003        0.614           0.749                  41,629
                                                                2002        0.837           0.614                  22,552
                                                                2001        1.000           0.837                   5,640

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04).............    2004        1.000           1.123                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04).......................    2004        1.000           1.107                      --
   Mid-Cap Value Portfolio (5/04)...........................    2004        1.000           1.161                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04)..   2004        1.000           1.075                   1,172

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (7/01).....   2004        1.176           1.218                  99,924
                                                                2003        1.134           1.176                  69,312
                                                                2002        1.054           1.134                  43,128
                                                                2001        1.000           1.054                   7,564

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (7/01).   2004        0.730           0.775                  16,954
                                                                2003        0.560           0.730                  17,380
                                                                2002        0.806           0.560                  11,361
                                                                2001        1.000           0.806                   2,387

   Putnam VT International Equity Fund -- Class IB
   Shares (7/01)............................................    2004        0.885           1.015                  38,089
                                                                2003        0.697           0.885                  34,761
                                                                2002        0.858           0.697                  13,050
                                                                2001        1.000           0.858                   5,115

   Putnam VT Small Cap Value Fund -- Class IB Shares (7/01)..   2004        1.298           1.617                  99,131
                                                                2003        0.879           1.298                  50,998
                                                                2002        1.089           0.879                  20,903
                                                                2001        1.000           1.089                   2,938

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (7/01)............................   2004        1.645           1.759                 113,026
                                                                2003        1.199           1.645                  95,745
                                                                2002        1.620           1.199                  62,773
                                                                2001        1.611           1.620                  29,111
                                                                2000        1.380           1.611                     534
                                                                1999        1.145           1.380                     196
                                                                1998        1.000           1.145                      --

   Investors Fund -- Class I (10/98).........................   2004        1.418           1.544                 105,464
                                                                2003        1.085           1.418                  92,019
                                                                2002        1.429           1.085                  78,635
                                                                2001        1.510           1.429                  50,373
                                                                2000        1.328           1.510                   3,198
                                                                1999        1.204           1.328                   2,737
                                                                1998        1.000           1.204                      --

   Small Cap Growth Fund -- Class I (5/01)...................   2004        0.919           1.045                  15,275
                                                                2003        0.625           0.919                   7,411
                                                                2002        0.970           0.625                   3,265
                                                                2001        1.000           0.970                     565

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
   Total Return Fund -- Class I (9/98).......................   2004        1.154           1.239                  57,649
                                                                2003        1.009           1.154                  48,083
                                                                2002        1.097           1.009                  39,801
                                                                2001        1.121           1.097                     324
                                                                2000        1.052           1.121                      --
                                                                1999        1.058           1.052                      --
                                                                1998        1.000           1.058                      --

Smith Barney Investment Series

   Smith Barney Dividend Strategy Portfolio (7/01)..........    2004        0.796           0.813                  59,784
                                                                2003        0.653           0.796                  47,024
                                                                2002        0.894           0.653                  33,413
                                                                2001        1.000           0.894                   8,590

   Smith Barney Premier Selections All Cap Growth

   Portfolio (7/01).........................................    2004        0.857           0.870                  20,968
                                                                2003        0.647           0.857                  13,898
                                                                2002        0.895           0.647                   9,111
                                                                2001        1.000           0.895                   2,490

Strong Variable Insurance Funds, Inc.

   Strong Multi Cap Value Fund II (9/98)....................    2004        1.401           1.615                  12,301
                                                                2003        1.025           1.401                   9,541
                                                                2002        1.352           1.025                   5,376
                                                                2001        1.316           1.352                   1,420
                                                                2000        1.236           1.316                      --
                                                                1999        1.289           1.236                      --
                                                                1998        1.000           1.289                      --

The Travelers Series Trust

   Convertible Securities Portfolio (8/99)..................    2004        1.364           1.432                   8,581
                                                                2003        1.095           1.364                   8,119
                                                                2002        1.192           1.095                   5,244
                                                                2001        1.218           1.192                   1,191
                                                                2000        1.097           1.218                     179
                                                                1999        1.000           1.097                      --

   Disciplined Mid Cap Stock Portfolio (9/98)...............    2004        1.755           2.017                 188,652
                                                                2003        1.329           1.755                 139,688
                                                                2002        1.572           1.329                  94,044

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
   Disciplined Mid Cap Stock Portfolio  (continued).........    2001        1.659           1.572                  36,696
                                                                2000        1.442           1.659                   1,270
                                                                1999        1.287           1.442                     542
                                                                1998        1.000           1.287                      --

   Equity Income Portfolio (7/97)...........................    2004        1.330           1.442                 303,955
                                                                2003        1.027           1.330                 278,983
                                                                2002        1.209           1.027                 237,038
                                                                2001        1.312           1.209                 142,279
                                                                2000        1.217           1.312                  79,718
                                                                1999        1.176           1.217                  57,889
                                                                1998        1.060           1.176                  27,697
                                                                1997        1.000           1.060                   2,047

   Federated High Yield Portfolio (10/97)...................    2004        1.199           1.306                  15,012
                                                                2003        0.992           1.199                  14,823
                                                                2002        0.969           0.992                  11,997
                                                                2001        0.963           0.969                   9,162
                                                                2000        1.062           0.963                   6,461
                                                                1999        1.044           1.062                   3,860
                                                                1998        1.010           1.044                     678
                                                                1997        1.000           1.010                      --

   Federated Stock Portfolio (7/97).........................    2004        1.347           1.470                  30,999
                                                                2003        1.070           1.347                  25,490
                                                                2002        1.343           1.070                  17,301
                                                                2001        1.338           1.343                  10,237
                                                                2000        1.307           1.338                   7,045
                                                                1999        1.257           1.307                   4,170
                                                                1998        1.081           1.257                     972
                                                                1997        1.000           1.081                     205

   Large Cap Portfolio (7/97)...............................    2004        1.132           1.190                 190,428
                                                                2003        0.920           1.132                 139,745
                                                                2002        1.207           0.920                  96,255
                                                                2001        1.479           1.207                  61,266
                                                                2000        1.752           1.479                  15,577
                                                                1999        1.372           1.752                   7,759
                                                                1998        1.027           1.372                   1,349
                                                                1997        1.000           1.027                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
   Lazard International Stock Portfolio (8/97)..............    2004        0.907           1.036                  33,953
                                                                2003        0.715           0.907                  35,395
                                                                2002        0.832           0.715                  34,178
                                                                2001        1.142           0.832                  18,322
                                                                2000        1.306           1.142                   9,448
                                                                1999        1.087           1.306                  36,439
                                                                1998        0.978           1.087                  32,949
                                                                1997        1.000           0.978                     513

   Merrill Lynch Large Cap Core Portfolio (10/98)...........    2004        0.957           1.095                  26,198
                                                                2003        0.800           0.957                  29,144
                                                                2002        1.083           0.800                  21,285
                                                                2001        1.415           1.083                  13,530
                                                                2000        1.518           1.415                   2,997
                                                                1999        1.243           1.518                     350
                                                                1998        1.000           1.243                      --

   MFS Emerging Growth Portfolio (5/01).....................    2004        0.672           0.747                  23,153
                                                                2003        0.527           0.672                  25,317
                                                                2002        0.812           0.527                  18,587
                                                                2001        1.000           0.812                  10,904

   MFS Mid Cap Growth Portfolio (9/98)......................    2004        1.090           1.228                 229,344
                                                                2003        0.806           1.090                 194,788
                                                                2002        1.596           0.806                 121,825
                                                                2001        2.118           1.596                  53,126
                                                                2000        1.962           2.118                   5,885
                                                                1999        1.211           1.962                      --
                                                                1998        1.000           1.211                      --

   MFS Value Portfolio (5/04)...............................    2004        1.000           1.123                      --

   Pioneer Fund Portfolio (3/97)............................    2004        1.153           1.265                  82,200
                                                                2003        0.944           1.153                  75,413
                                                                2002        1.370           0.944                  60,637
                                                                2001        1.803           1.370                  57,561
                                                                2000        1.470           1.803                   6,646
                                                                1999        1.490           1.470                   5,986
                                                                1998        1.278           1.490                   6,389
                                                                1997        1.000           1.278                     462

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
   Social Awareness Stock Portfolio (10/96).................    2004        1.497           1.570                 657,162
                                                                2003        1.177           1.497                 527,715
                                                                2002        1.587           1.177                 447,508
                                                                2001        1.906           1.587                 355,392
                                                                2000        1.941           1.906                 313,700
                                                                1999        1.697           1.941                 229,469
                                                                1998        1.300           1.697                 157,955
                                                                1997        1.000           1.300                  58,974

   Travelers Quality Bond Portfolio (9/97)..................    2004        1.342           1.368                 264,155
                                                                2003        1.271           1.342                 242,682
                                                                2002        1.217           1.271                 221,234
                                                                2001        1.151           1.217                 173,332
                                                                2000        1.090           1.151                 142,435
                                                                1999        1.092           1.090                 139,811
                                                                1998        1.019           1.092                 101,354
                                                                1997        1.000           1.019                   9,055

   U.S. Government Securities Portfolio (10/96).............    2004        1.574           1.649                 343,548
                                                                2003        1.552           1.574                 319,796
                                                                2002        1.383           1.552                 261,077
                                                                2001        1.324           1.383                 186,516
                                                                2000        1.172           1.324                 138,106
                                                                1999        1.239           1.172                 110,011
                                                                1998        1.139           1.239                  62,648
                                                                1997        1.000           1.139                  14,373

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................    2004        0.829           0.872                  33,691
                                                                2003        0.650           0.829                  19,681
                                                                2002        0.864           0.650                   9,555
                                                                2001        1.000           0.864                   1,220

   MFS Total Return Portfolio (3/97)........................    2004        1.706           1.877                 728,163
                                                                2003        1.483           1.706                 578,646
                                                                2002        1.586           1.483                 487,466
                                                                2001        1.607           1.586                 293,600
                                                                2000        1.395           1.607                 151,272
                                                                1999        1.377           1.395                 136,549

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
   MFS Total Return Portfolio  (continued)..................   1998        1.249           1.377                  90,723
                                                               1997        1.000           1.249                  89,438

   Pioneer Strategic Income Portfolio (10/96)...............    2004        1.340           1.467                 119,798
                                                                2003        1.135           1.340                 126,594
                                                                2002        1.086           1.135                 106,221
                                                                2001        1.056           1.086                 153,641
                                                                2000        1.074           1.056                 153,349
                                                                1999        1.076           1.074                 227,738
                                                                1998        1.083           1.076                  82,211
                                                                1997        1.000           1.083                  17,658

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................    2004        1.000           0.998                      --
                                                                2003        1.000           1.000                      --

   Smith Barney Aggressive Growth Portfolio (5/01)..........    2004        0.835           0.906                  39,325
                                                                2003        0.629           0.835                  24,633
                                                                2002        0.946           0.629                  14,775
                                                                2001        1.000           0.946                   2,244

   Smith Barney High Income Portfolio (10/96)...............    2004        1.219           1.329                  98,700
                                                                2003        0.968           1.219                  84,977
                                                                2002        1.014           0.968                  66,368
                                                                2001        1.067           1.014                  60,523
                                                                2000        1.176           1.067                  49,732
                                                                1999        1.161           1.176                  49,357
                                                                1998        1.171           1.161                  38,681
                                                                1997        1.000           1.171                   6,260

   Smith Barney International All Cap Growth
   Portfolio (3/97).........................................    2004        0.846           0.984                 139,310
                                                                2003        0.672           0.846                 134,562
                                                                2002        0.917           0.672                 132,135
                                                                2001        1.350           0.917                  96,390
                                                                2000        1.794           1.350                  58,628
                                                                1999        1.083           1.794                  25,632
                                                                1998        1.031           1.083                  18,937
                                                                1997        1.000           1.031                   5,601

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
   Smith Barney Large Cap Value Portfolio (3/97)............    2004        1.328           1.451                 260,880
                                                                2003        1.055           1.328                 279,208
                                                                2002        1.433           1.055                 255,034
                                                                2001        1.581           1.433                 237,866
                                                                2000        1.416           1.581                 204,244
                                                                1999        1.433           1.416                 218,475
                                                                1998        1.322           1.433                 190,418
                                                                1997        1.000           1.322                  51,250

   Smith Barney Large Capitalization Growth Portfolio (8/98)    2004        1.452           1.439                 120,657
                                                                2003        0.997           1.452                  92,876
                                                                2002        1.343           0.997                  44,408
                                                                2001        1.555           1.343                  22,563
                                                                2000        1.693           1.555                   6,223
                                                                1999        1.311           1.693                   1,853
                                                                1998        1.000           1.311                      --

   Smith Barney Money Market Portfolio (3/97)...............    2004        1.194           1.189                 620,598
                                                                2003        1.202           1.194                 697,628
                                                                2002        1.202           1.202                 789,747
                                                                2001        1.175           1.202                 591,721
                                                                2000        1.122           1.175                 440,206
                                                                1999        1.085           1.122                 462,445
                                                                1998        1.047           1.085                 237,923
                                                                1997        1.000           1.047                  39,703

   Strategic Equity Portfolio (3/97)........................    2004        1.334           1.452                 445,637
                                                                2003        1.020           1.334                 428,053
                                                                2002        1.556           1.020                 372,812
                                                                2001        1.819           1.556                 255,561
                                                                2000        2.254           1.819                 255,841
                                                                1999        1.726           2.254                 182,765
                                                                1998        1.355           1.726                 121,866
                                                                1997        1.000           1.355                  46,772

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03)..............   2004        1.253           1.452                  23,081
                                                                2003        1.000           1.253                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                 ------- ---------------  ---------------  -------------------
   Emerging Growth Portfolio -- Class II Shares (7/03).......   2004        0.679           0.716                  52,461
                                                                2003        0.542           0.679                  44,736
                                                                2002        0.815           0.542                  26,158
                                                                2001        1.000           0.815                   4,939

   Enterprise Portfolio -- Class II Shares (5/01)............   2004        0.784           0.803                  35,761
                                                                2003        0.632           0.784                  22,230
                                                                2002        0.909           0.632                   8,253
                                                                2001        1.000           0.909                     426

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (7/03).........................................    2004        0.973           1.110                  10,172
                                                                2003        0.694           0.973                   9,880
                                                                2002        0.946           0.694                   5,594
                                                                2001        1.000           0.946                   1,173

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (4/03)........    2004        1.069           1.215                  80,933
                                                                2003        0.845           1.069                  42,292
                                                                2002        0.947           0.845                  21,217
                                                                2001        1.000           0.947                  10,328

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (9/01)...........................................    2004        0.950           0.949                  12,403
                                                                2003        0.770           0.950                  16,388
                                                                2002        0.844           0.770                  13,031
                                                                2001        1.000           0.844                   1,686

   Mid Cap Portfolio -- Service Class 2 (7/01)...............   2004        1.247           1.534                  90,732
                                                                2003        0.914           1.247                  55,766
                                                                2002        1.029           0.914                  27,675
                                                                2001        1.000           1.029                   1,660

                                      NOTES

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract holders.

The Travelers Series Trust: Federated High Yield Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Strong Variable insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new contract owners

Variable Insurance Product Fund III: Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new contract owners

Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Money Market Portfolio is no longer available to new contract owners

Greenwich Street Series Fund: Fundamental Value Portfolio is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

                                   APPENDIX B
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

                    The Insurance Company
                    Principal Underwriter
                    Distribution and Principal Underwriting Agreement Valuation of Assets
                    Federal Tax Considerations
                    Independent Accountants
                    Condensed Financial Information
                    Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2005 (FORM NO. L 12549S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE CITYPLACE, 3 CP, HARTFORD, CONNECTICUT, 06103-3415.

Name:
          ----------------------------------------------------------------------

Address:
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

                                   APPENDIX C
--------------------------------------------------------------------------------

                   TEXAS OPTIONAL RETIREMENT PLAN PARTICIPANTS

As provided in the Texas Optional Retirement Program ("Texas ORP"), a Participant may not receive a loan, a surrender or payment of any annuity or any benefit under the Contract, and may not transfer or exchange the Cash Surrender Value of the Contract until one of the following events:

       o   Death

       o   Disability (as defined by Internal Revenue Code 72(m)(7)

       o   Attainment of age 70 1/2

       o   Retirement

       o Termination of employment in all public institutions of higher education in Texas

If the Participant does not begin a second year of participation in the Texas ORP, the Company will pay the Participant's Cash Surrender Value, as directed by the Contract Owner.

The Company will require a written statement from the applicable institution certifying their agreement to any withdrawals.

L-12549-C                                                            May 2, 2005

                                     PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                   GOLD TRACK
                                GOLD TRACK SELECT


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                   MAY 2, 2005


                                       FOR


            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES


                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY.................................................         2
PRINCIPAL UNDERWRITER.................................................         2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.....................         2
VALUATION OF ASSETS...................................................         3
FEDERAL TAX CONSIDERATIONS............................................         4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................         7
CONDENSED FINANCIAL INFORMATION.......................................         8
FINANCIAL STATEMENTS..................................................       F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415, and its telephone numbers is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

         o        The Travelers Insurance Company ("TIC")

         o        The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account QP for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

--------------------------------------------------------------------------------
                           UNDERWRITING COMMISSIONS            AMOUNT OF
                                PAID TO TDLLC           UNDERWRITING COMMISSIONS
YEAR                            BY THE COMPANY               RETAINED BY TDLLC
--------------------------------------------------------------------------------
2004                              $132,410                         $0
--------------------------------------------------------------------------------
2003                               $73,223                         $0
--------------------------------------------------------------------------------
2002                               $88,393                         $0
--------------------------------------------------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by
(c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for

2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account QP for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

                              GOLD TRACK PROSPECTUS

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 0.80%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (1/97)                            2004        1.644           1.950               5,510,261
                                                               2003        1.327           1.644              26,177,514
                                                               2002        1.786           1.327              26,946,828
                                                               2001        2.435           1.786              29,733,093
                                                               2000        3.143           2.435              30,028,514
                                                               1999        2.063           3.143                 215,894
                                                               1998        1.287           2.063                 241,615

   Dreyfus Stock Index Fund - Initial Shares (1/97)            2004        1.663           1.825               1,690,996
                                                               2003        1.306           1.663               9,686,750
                                                               2002        1.695           1.306               9,292,111
                                                               2001        1.946           1.695               9,351,608
                                                               2000        2.162           1.946               8,736,754
                                                               1999        1.807           2.162                      33
                                                               1998        1.421           1.807                      33

   High Yield Bond Trust (10/96)                               2004        1.890           2.039                 727,263
                                                               2003        1.475           1.890               1,476,033
                                                               2002        1.422           1.475               1,341,715
                                                               2001        1.308           1.422               1,252,735
                                                               2000        1.306           1.308                 888,540
                                                               1999        1.261           1.306                 245,914
                                                               1998        1.193           1.261                   3,334

   Managed Assets Trust (10/96)                                2004        1.728           1.876               3,344,096
                                                               2003        1.428           1.728               6,433,587
                                                               2002        1.575           1.428               6,863,051
                                                               2001        1.672           1.575               7,761,938
                                                               2000        1.713           1.672               8,300,279
                                                               1999        1.512           1.713               2,139,292
                                                               1998        1.255           1.512                  51,150

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.763           0.800                  77,434
                                                               2003        0.615           0.763                  73,363

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   AIM V.I. Premier Equity Fund - Series I (continued)         2002        0.889           0.615                  59,104
                                                               2001        1.000           0.889                  14,058

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (10/96)          2004        1.587           1.648              22,087,466
                                                               2003        1.515           1.587              27,859,329
                                                               2002        1.402           1.515              28,571,418
                                                               2001        1.322           1.402              26,013,416
                                                               2000        1.186           1.322              11,479,892
                                                               1999        1.230           1.186               4,355,250
                                                               1998        1.137           1.230                 872,955

   CitiStreet International Stock Fund - Class I (10/96)       2004        1.205           1.373              18,423,024
                                                               2003        0.934           1.205              28,745,348
                                                               2002        1.212           0.934              31,792,301
                                                               2001        1.555           1.212              27,148,815
                                                               2000        1.705           1.555              17,237,557
                                                               1999        1.297           1.705               5,139,992
                                                               1998        1.138           1.297                 791,438

   CitiStreet Large Company Stock Fund - Class I (10/96)       2004        1.100           1.201              31,136,353
                                                               2003        0.865           1.100              46,539,704
                                                               2002        1.130           0.865              42,300,597
                                                               2001        1.352           1.130              35,202,731
                                                               2000        1.603           1.352              22,023,243
                                                               1999        1.620           1.603               5,408,519
                                                               1998        1.414           1.620               1,060,046

   CitiStreet Small Company Stock Fund - Class I (10/96)       2004        1.366           1.557              12,192,341
                                                               2003        0.962           1.366              21,329,351
                                                               2002        1.272           0.962              18,957,697
                                                               2001        1.262           1.272              17,341,913
                                                               2000        1.155           1.262              20,433,293
                                                               1999        0.852           1.155               5,098,615
                                                               1998        0.940           0.852               1,040,352
                                                               1997        0.885           0.940                       -
                                                               1996        1.000           0.885                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (11/98)      2004        1.470           1.822                 247,726
                                                               2003        1.037           1.470                 236,358
                                                               2002        1.182           1.037                 304,408
                                                               2001        1.319           1.182                 325,619

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (1/99)            2004        1.853           2.415                 295,879
                                                               2003        1.393           1.853                 289,598
                                                               2002        1.344           1.393                 285,663
                                                               2001        1.245           1.344                 137,268
                                                               2000        0.956           1.245                  67,150
                                                               1999        1.000           0.956                  17,064

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (9/98)                           2004        1.606           1.774               2,350,402
                                                               2003        1.229           1.606               3,883,410
                                                               2002        1.532           1.229               3,863,252
                                                               2001        1.645           1.532               3,043,988
                                                               2000        1.464           1.645               1,819,121
                                                               1999        1.198           1.464                 363,977
                                                               1998        1.000           1.198                   1,748

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/98)                           2004        1.048           1.092               7,461,713
                                                               2003        0.872           1.048               8,370,984
                                                               2002        1.055           0.872               9,251,637
                                                               2001        1.173           1.055              10,775,406
                                                               2000        1.190           1.173               9,459,681
                                                               1999        1.076           1.190               6,527,393
                                                               1998        1.000           1.076                  60,832

Franklin Templeton Variable Insurance Products Trust
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/04)                                               2004        1.000           1.234                      --

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        1.000           1.156                   7,482

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Global Asset Allocation Fund - Class 1
   Shares (10/96)                                              2004        1.750           2.012                 356,823
                                                               2003        1.333           1.750               3,436,476
                                                               2002        1.402           1.333               3,445,358
                                                               2001        1.566           1.402               3,777,475
                                                               2000        1.574           1.566               3,761,950
                                                               1999        1.291           1.574                      93
                                                               1998        1.223           1.291                      93

   Templeton Growth Securities Fund - Class 1 Shares (10/96)   2004        1.721           1.984               1,180,397
                                                               2003        1.308           1.721               8,992,542
                                                               2002        1.614           1.308               9,204,878
                                                               2001        1.643           1.614               9,777,820
                                                               2000        1.542           1.643               9,345,295
                                                               1999        1.204           1.542                     340
                                                               1998        1.199           1.204                     875

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        1.005           1.080                 228,246
                                                               2003        0.891           1.005                 226,568
                                                               2002        0.962           0.891                 163,634
                                                               2001        1.000           0.962                  13,448

   Mid Cap Growth Portfolio - Service Shares (5/01)            2004        0.736           0.880                 134,271
                                                               2003        0.551           0.736                  49,994
                                                               2002        0.772           0.551                  28,529
                                                               2001        1.000           0.772                   1,477

   Worldwide Growth Portfolio - Service Shares (5/01)          2004        0.759           0.787                 201,672
                                                               2003        0.619           0.759                 212,144
                                                               2002        0.840           0.619                 186,360
                                                               2001        1.000           0.840                  23,216

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.192           1.240                 584,319
                                                               2003        1.144           1.192                 635,374
                                                               2002        1.057           1.144                 354,014
                                                               2001        1.000           1.057                  45,689

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.740           0.790                  23,413
                                                               2003        0.565           0.740                   6,382
                                                               2002        0.809           0.565                   6,121
                                                               2001        1.000           0.809                   1,007

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.897           1.033                 327,039
                                                               2003        0.703           0.897                 276,184
                                                               2002        0.861           0.703                 133,696
                                                               2001        1.000           0.861                   2,266

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.315           1.647                 264,688
                                                               2003        0.886           1.315                 211,738
                                                               2002        1.093           0.886                 109,259
                                                               2001        1.000           1.093                  17,255

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2004        1.688           1.814                 994,556
                                                               2003        1.224           1.688                 964,724
                                                               2002        1.646           1.224                 926,755
                                                               2001        1.628           1.646                 759,039

   Investors Fund - Class I (10/98)                            2004        1.455           1.593                 565,592
                                                               2003        1.109           1.455                 586,238
                                                               2002        1.452           1.109                 497,449
                                                               2001        1.527           1.452                 384,727
                                                               2000        1.336           1.527                  98,402
                                                               1999        1.206           1.336                  66,421
                                                               1998        1.000           1.206                   1,374

   Small Cap Growth Fund - Class I (5/01)                      2004        0.932           1.064                  42,130
                                                               2003        0.631           0.932                  39,230
                                                               2002        0.974           0.631                  39,523
                                                               2001        1.000           0.974                   2,204

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
The Travelers Series Trust
   Convertible Securities Portfolio (8/99)                     2004        1.394           1.470                      --
                                                               2003        1.113           1.394                      --
                                                               2002        1.207           1.113                      --
                                                               2001        1.226           1.207                      --
                                                               2000        1.099           1.226                      --
                                                               1999        1.000           1.099                      --

   Disciplined Mid Cap Stock Portfolio (9/98)                  2004        1.802           2.082                 608,550
                                                               2003        1.358           1.802               1,926,826
                                                               2002        1.598           1.358               1,638,704
                                                               2001        1.678           1.598               1,069,783
                                                               2000        1.451           1.678                 464,358
                                                               1999        1.289           1.451                  45,075
                                                               1998        1.000           1.289                   1,037

   Merrill Lynch Large Cap Core Portfolio (10/98)              2004        0.982           1.129                 569,173
                                                               2003        0.817           0.982                 589,994
                                                               2002        1.101           0.817                 698,313
                                                               2001        1.431           1.101                 734,385
                                                               2000        1.527           1.431                 486,870
                                                               1999        1.245           1.527                 301,212
                                                               1998        1.000           1.245                   7,232

   MFS Emerging Growth Portfolio (5/01)                        2004        0.681           0.761                  27,954
                                                               2003        0.531           0.681                  22,659
                                                               2002        0.815           0.531                  16,783
                                                               2001        1.000           0.815                   2,628

   MFS Mid Cap Growth Portfolio (10/98)                        2004        1.119           1.267               1,727,825
                                                               2003        0.823           1.119               1,669,471
                                                               2002        1.622           0.823               1,775,158
                                                               2001        2.142           1.622               1,560,715
                                                               2000        1.974           2.142                 808,819
                                                               1999        1.212           1.974                 233,024
                                                               1998        1.000           1.212                   1,512

   MFS Value Portfolio (5/04)                                  2004        1.000           1.127                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (10/96)                              2004        1.196           1.318                 468,411
                                                               2003        0.974           1.196               1,082,084
                                                               2002        1.407           0.974               1,114,906
                                                               2001        1.842           1.407               1,267,842
                                                               2000        1.494           1.842                 920,744
                                                               1999        1.507           1.494                 118,785
                                                               1998        1.285           1.507                   1,413

   Social Awareness Stock Portfolio (10/96)                    2004        1.552           1.636                 907,516
                                                               2003        1.214           1.552               1,729,132
                                                               2002        1.629           1.214               1,871,608
                                                               2001        1.947           1.629               1,999,114
                                                               2000        1.972           1.947               1,713,947
                                                               1999        1.716           1.972                 608,076
                                                               1998        1.308           1.716                  18,134

   Travelers Quality Bond Portfolio (9/97)                     2004        1.385           1.419                 583,093
                                                               2003        1.305           1.385               2,027,577
                                                               2002        1.243           1.305               2,407,596
                                                               2001        1.170           1.243               2,340,766
                                                               2000        1.102           1.170               1,513,495
                                                               1999        1.099           1.102                 151,498
                                                               1998        1.021           1.099                      32

   U.S. Government Securities Portfolio (10/96)                2004        1.632           1.718               1,163,642
                                                               2003        1.601           1.632               2,737,867
                                                               2002        1.420           1.601               2,881,421
                                                               2001        1.353           1.420               1,949,970
                                                               2000        1.192           1.353                 657,535
                                                               1999        1.253           1.192                 110,708
                                                               1998        1.146           1.253                  29,647

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.840           0.888               1,177,150
                                                               2003        0.655           0.840               1,170,591
                                                               2002        0.867           0.655               1,194,096
                                                               2001        1.000           0.867                  10,002

   MFS Total Return Portfolio (10/96)                          2004        1.769           1.956               3,094,227
                                                               2003        1.530           1.769               4,087,108

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Total Return Portfolio (continued)                      2002        1.628           1.530               4,135,912
                                                               2001        1.641           1.628               3,693,144
                                                               2000        1.418           1.641               1,699,453
                                                               1999        1.393           1.418               1,023,136
                                                               1998        1.257           1.393                  85,454

   Pioneer Strategic Income Portfolio (10/96)                  2004        1.389           1.529                 463,747
                                                               2003        1.171           1.389                 641,914
                                                               2002        1.115           1.171                 578,159
                                                               2001        1.079           1.115                 645,466
                                                               2000        1.091           1.079                 578,829
                                                               1999        1.088           1.091                 278,395
                                                               1998        1.090           1.088                  36,325

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.001           1.005                      --
                                                               2003        1.000           1.001                      --

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.846           0.923               2,306,943
                                                               2003        0.634           0.846               2,018,669
                                                               2002        0.949           0.634               1,128,359
                                                               2001        1.000           0.949                 170,156

   Smith Barney High Income Portfolio (10/96)                  2004        1.263           1.384                 289,938
                                                               2003        0.999           1.263                 496,206
                                                               2002        1.040           0.999                 369,750
                                                               2001        1.090           1.040                 494,130
                                                               2000        1.194           1.090                 329,280
                                                               1999        1.173           1.194                 230,410
                                                               1998        1.178           1.173                   2,810

   Smith Barney International All Cap Growth
   Portfolio (10/96)                                           2004        0.877           1.026               1,767,015
                                                               2003        0.694           0.877               2,528,900
                                                               2002        0.941           0.694               2,622,169
                                                               2001        1.378           0.941               2,754,102
                                                               2000        1.823           1.378               1,750,019
                                                               1999        1.096           1.823                 349,576
                                                               1998        1.037           1.096                   4,211

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Large Cap Value Portfolio (10/96)              2004        1.378           1.512                 307,347
                                                               2003        1.088           1.378                 937,091
                                                               2002        1.471           1.088                 893,672
                                                               2001        1.615           1.471                 751,488
                                                               2000        1.439           1.615               1,347,297
                                                               1999        1.449           1.439                  77,050
                                                               1998        1.330           1.449                   7,331

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2004        1.492           1.485               1,743,036
                                                               2003        1.019           1.492               1,869,033
                                                               2002        1.365           1.019               1,932,920
                                                               2001        1.573           1.365               1,925,998
                                                               2000        1.704           1.573               1,305,175
                                                               1999        1.313           1.704                 649,086
                                                               1998        1.000           1.313                      --

   Smith Barney Money Market Portfolio (10/96)                 2004        1.238           1.239                 467,624
                                                               2003        1.240           1.238                 850,812
                                                               2002        1.234           1.240               1,402,440
                                                               2001        1.200           1.234               1,539,891
                                                               2000        1.141           1.200               1,166,205
                                                               1999        1.097           1.141                  42,339
                                                               1998        1.053           1.097                   2,799

   Strategic Equity Portfolio (10/96)                          2004        1.384           1.513               8,657,479
                                                               2003        1.052           1.384              20,871,610
                                                               2002        1.597           1.052              21,981,668
                                                               2001        1.858           1.597              24,269,522
                                                               2000        2.290           1.858              23,043,619
                                                               1999        1.746           2.290               3,927,438
                                                               1998        1.363           1.746                  66,181

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.688           0.729                  93,510
                                                               2003        0.546           0.688                  61,424
                                                               2002        0.818           0.546                  43,160
                                                               2001        1.000           0.818                   9,230

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (5/01)               2004        0.794           0.818                   5,962
                                                               2003        0.637           0.794                   4,309
                                                               2002        0.912           0.637                   5,145
                                                               2001        1.000           0.912                   2,535

Variable Insurance Products Fund
   Equity - Income Portfolio - Initial Class (10/96)           2004        1.674           1.852               2,302,232
                                                               2003        1.294           1.674              11,809,489
                                                               2002        1.571           1.294              12,326,008
                                                               2001        1.666           1.571              13,504,310
                                                               2000        1.549           1.666              13,184,237
                                                               1999        1.469           1.549                     411
                                                               1998        1.326           1.469                     624

   Growth Portfolio - Initial Class (10/96)                    2004        1.514           1.552               3,845,340
                                                               2003        1.149           1.514              20,960,410
                                                               2002        1.657           1.149              20,810,968
                                                               2001        2.028           1.657              22,467,691
                                                               2000        2.296           2.028              22,300,692
                                                               1999        1.684           2.296                     177
                                                               1998        1.217           1.684                     431

   High Income Portfolio - Initial Class (10/96)               2004        1.051           1.142                 256,356
                                                               2003        0.832           1.051               1,783,443
                                                               2002        0.811           0.832               1,835,312
                                                               2001        0.926           0.811               2,043,361
                                                               2000        1.204           0.926               2,179,525
                                                               1999        1.122           1.204                      95
                                                               1998        1.183           1.122                      95

Variable Insurance Products Fund II
   Asset Manager Portfolio - Initial Class (10/96)             2004        1.517           1.587               1,480,270
                                                               2003        1.296           1.517               7,129,650
                                                               2002        1.431           1.296               7,564,566
                                                               2001        1.504           1.431               8,751,147
                                                               2000        1.578           1.504               8,934,315
                                                               1999        1.432           1.578                     188
                                                               1998        1.432           1.432                     188

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Contrafund(R) Portfolio - Service Class 2 (5/01)            2004        1.083           1.238                 840,729
                                                               2003        0.852           1.083                 610,191
                                                               2002        0.950           0.852                 251,956
                                                               2001        1.000           0.950                     655

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.962           0.967                  39,094
                                                               2003        0.777           0.962                  38,317
                                                               2002        0.847           0.777                  25,942
                                                               2001        1.000           0.847                   1,000

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.264           1.563                 473,022
                                                               2003        0.921           1.264                 353,263
                                                               2002        1.032           0.921                 237,347
                                                               2001        1.000           1.032                  50,422

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 0.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (1/97)                            2004        1.627           1.926               1,842,364
                                                               2003        1.315           1.627               2,010,856
                                                               2002        1.772           1.315               2,468,456
                                                               2001        2.420           1.772               2,884,910
                                                               2000        3.127           2.420               4,588,594
                                                               1999        2.056           3.127               3,623,345
                                                               1998        1.285           2.056               2,358,987
                                                               1997        1.028           1.285               1,445,911
                                                               1996        1.000           1.028                 293,629

   Dreyfus Stock Index Fund - Initial Shares (1/97)            2004        1.645           1.803               1,854,057
                                                               2003        1.294           1.645               2,100,032
                                                               2002        1.682           1.294               2,332,015
                                                               2001        1.934           1.682               2,736,414
                                                               2000        2.152           1.934               3,867,630
                                                               1999        1.801           2.152               3,292,693
                                                               1998        1.418           1.801               2,284,987
                                                               1997        1.076           1.418               1,416,791
                                                               1996        1.000           1.076                 204,067

   High Yield Bond Trust (10/96)                               2004        1.870           2.014                  52,879
                                                               2003        1.461           1.870                  43,956
                                                               2002        1.411           1.461                  62,964
                                                               2001        1.300           1.411                  51,721
                                                               2000        1.300           1.300                  90,889
                                                               1999        1.257           1.300                  78,777
                                                               1998        1.191           1.257                  54,195
                                                               1997        1.031           1.191                  28,158
                                                               1996        1.000           1.031                   6,520

   Managed Assets Trust (10/96)                                2004        1.709           1.853                 502,868
                                                               2003        1.414           1.709                 576,803
                                                               2002        1.562           1.414                 644,419
                                                               2001        1.662           1.562                 751,677
                                                               2000        1.705           1.662               1,211,673
                                                               1999        1.507           1.705                 975,651
                                                               1998        1.253           1.507                 602,633
                                                               1997        1.043           1.253                 287,178
                                                               1996        1.000           1.043                  78,508

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.760           0.796                     926
                                                               2003        0.613           0.760                     248
                                                               2002        0.888           0.613                      --
                                                               2001        1.000           0.888                      --

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (10/96)          2004        1.570           1.628               2,008,155
                                                               2003        1.501           1.570               2,094,029
                                                               2002        1.391           1.501               3,489,314
                                                               2001        1.314           1.391               4,579,017
                                                               2000        1.181           1.314               3,786,616
                                                               1999        1.226           1.181               2,940,609
                                                               1998        1.135           1.226               2,268,910
                                                               1997        1.022           1.135               1,504,310
                                                               1996        1.000           1.022                 232,943

   CitiStreet International Stock Fund - Class I (10/96)       2004        1.192           1.356               1,672,409
                                                               2003        0.925           1.192               2,007,301
                                                               2002        1.203           0.925               3,724,441
                                                               2001        1.545           1.203               4,102,274
                                                               2000        1.696           1.545               3,909,388
                                                               1999        1.292           1.696               3,370,475
                                                               1998        1.136           1.292               2,595,394
                                                               1997        1.091           1.136               1,647,285
                                                               1996        1.000           1.091                 239,079

   CitiStreet Large Company Stock Fund - Class I (10/96)       2004        1.088           1.186               3,040,380
                                                               2003        0.857           1.088               3,448,879
                                                               2002        1.122           0.857               5,529,939
                                                               2001        1.344           1.122               5,894,655
                                                               2000        1.595           1.344               5,971,119
                                                               1999        1.615           1.595               4,369,219
                                                               1998        1.411           1.615               3,478,529
                                                               1997        1.080           1.411               2,781,580
                                                               1996        1.000           1.080                 496,794

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   CitiStreet Small Company Stock Fund - Class I (10/96)       2004        1.351           1.538               1,569,801
                                                               2003        0.953           1.351               1,895,230
                                                               2002        1.262           0.953               2,611,282
                                                               2001        1.254           1.262               3,104,281
                                                               2000        1.150           1.254               5,414,219
                                                               1999        0.849           1.150               5,046,010
                                                               1998        0.938           0.849               3,784,469
                                                               1997        0.885           0.938               2,458,031
                                                               1996        1.000           0.885                 404,384

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (11/98)      2004        1.459           1.805                   7,024
                                                               2003        1.031           1.459                   1,321
                                                               2002        1.176           1.031                      --
                                                               2001        1.315           1.176                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (1/99)            2004        1.839           2.393                  48,685
                                                               2003        1.385           1.839                  21,058
                                                               2002        1.338           1.385                  24,563
                                                               2001        1.242           1.338                  14,757
                                                               2000        0.954           1.242                  97,996
                                                               1999        1.000           0.954                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (9/98)                           2004        1.594           1.757                 149,484
                                                               2003        1.222           1.594                 156,132
                                                               2002        1.525           1.222                 181,871
                                                               2001        1.640           1.525                 189,092
                                                               2000        1.461           1.640                 298,155
                                                               1999        1.198           1.461                 106,854
                                                               1998        1.000           1.198                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/98)                           2004        1.039           1.081                  34,428
                                                               2003        0.866           1.039                  38,897
                                                               2002        1.050           0.866                  58,970

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (continued)                      2001        1.168           1.050                  58,620
                                                               2000        1.187           1.168                 119,393
                                                               1999        1.075           1.187                  67,059
                                                               1998        1.000           1.075                   6,816

Franklin Templeton Variable Insurance Products Trust
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/04)                                               2004        1.000           1.232                      --

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        1.000           1.155                      --

   Templeton Global Asset Allocation Fund - Class 1
   Shares (10/96)                                              2004        1.731           1.988                 315,353
                                                               2003        1.321           1.731                 364,876
                                                               2002        1.391           1.321                 401,117
                                                               2001        1.556           1.391                 447,229
                                                               2000        1.566           1.556                 503,649
                                                               1999        1.287           1.566                 505,516
                                                               1998        1.218           1.287                 512,555
                                                               1997        1.067           1.218                  23,178

   Templeton Growth Securities Fund - Class 1 Shares (10/96)   2004        1.702           1.960               1,298,956
                                                               2003        1.296           1.702               1,439,866
                                                               2002        1.601           1.296               1,610,933
                                                               2001        1.633           1.601               1,823,492
                                                               2000        1.534           1.633               2,497,749
                                                               1999        1.200           1.534               2,345,472
                                                               1998        1.197           1.200               2,102,810
                                                               1997        1.080           1.197               1,718,317
                                                               1996        1.000           1.080                 369,698

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        1.001           1.074                   4,128
                                                               2003        0.889           1.001                   4,401
                                                               2002        0.961           0.889                   1,471
                                                               2001        1.000           0.961                     191

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Mid Cap Growth Portfolio - Service Shares (5/01)            2004        0.733           0.875                   3,577
                                                               2003        0.549           0.733                   5,722
                                                               2002        0.772           0.549                      --
                                                               2001        1.000           0.772                      --

   Worldwide Growth Portfolio - Service Shares (5/01)          2004        0.756           0.783                   1,399
                                                               2003        0.617           0.756                     541
                                                               2002        0.839           0.617                      --
                                                               2001        1.000           0.839                      --

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.187           1.233                  20,674
                                                               2003        1.141           1.187                   4,122
                                                               2002        1.056           1.141                      --
                                                               2001        1.000           1.056                  10,675

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.737           0.785                      50
                                                               2003        0.564           0.737                      --
                                                               2002        0.808           0.564                      --
                                                               2001        1.000           0.808                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.893           1.028                   4,434
                                                               2003        0.701           0.893                   2,311
                                                               2002        0.860           0.701                      --
                                                               2001        1.000           0.860                   6,840

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.310           1.638                   2,058
                                                               2003        0.884           1.310                   1,206
                                                               2002        1.092           0.884                     873
                                                               2001        1.000           1.092                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2004        1.675           1.797                  10,768
                                                               2003        1.216           1.675                   6,142
                                                               2002        1.638           1.216                   3,388
                                                               2001        1.623           1.638                   1,563

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Investors Fund - Class I (10/98)                            2004        1.444           1.579                  39,848
                                                               2003        1.101           1.444                  36,997
                                                               2002        1.445           1.101                  57,667
                                                               2001        1.522           1.445                  40,696
                                                               2000        1.333           1.522                  63,550
                                                               1999        1.205           1.333                   4,318
                                                               1998        1.000           1.205                      --

   Small Cap Growth Fund - Class I (5/01)                      2004        0.928           1.058                  14,966
                                                               2003        0.629           0.928                   1,484
                                                               2002        0.973           0.629                   1,030
                                                               2001        1.000           0.973                      --

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)                     2004        1.385           1.459                  77,339
                                                               2003        1.108           1.385                  74,504
                                                               2002        1.202           1.108                  74,378
                                                               2001        1.224           1.202                 169,308
                                                               2000        1.098           1.224                 131,469
                                                               1999        1.000           1.098                  17,834

   Disciplined Mid Cap Stock Portfolio (9/98)                  2004        1.788           2.062                  99,649
                                                               2003        1.349           1.788                  70,831
                                                               2002        1.590           1.349                  68,976
                                                               2001        1.673           1.590                  99,201
                                                               2000        1.448           1.673                  85,857
                                                               1999        1.288           1.448                   3,806
                                                               1998        1.000           1.288                      --

   Merrill Lynch Large Cap Core Portfolio (10/98)              2004        0.975           1.119                   8,315
                                                               2003        0.812           0.975                   7,197
                                                               2002        1.095           0.812                   7,672
                                                               2001        1.426           1.095                  18,083
                                                               2000        1.524           1.426                  30,148
                                                               1999        1.244           1.524                   4,975
                                                               1998        1.000           1.244                      --

   MFS Emerging Growth Portfolio (5/01)                        2004        0.678           0.757                      --
                                                               2003        0.530           0.678                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Emerging Growth Portfolio (continued)                   2002        0.814           0.530                      --
                                                               2001        1.000           0.814                      --

   MFS Mid Cap Growth Portfolio (10/98)                        2004        1.111           1.255                 111,924
                                                               2003        0.818           1.111                 101,255
                                                               2002        1.614           0.818                 153,692
                                                               2001        2.135           1.614                 192,605
                                                               2000        1.971           2.135                 267,942
                                                               1999        1.212           1.971                   9,187
                                                               1998        1.000           1.212                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.125                      --

   Pioneer Fund Portfolio (10/96)                              2004        1.183           1.302                  74,373
                                                               2003        0.965           1.183                  77,429
                                                               2002        1.396           0.965                  77,877
                                                               2001        1.830           1.396                 115,965
                                                               2000        1.487           1.830                 131,675
                                                               1999        1.502           1.487                  99,467
                                                               1998        1.283           1.502                  43,847
                                                               1997        1.034           1.283                  23,674
                                                               1996        1.000           1.034                   7,796

   Social Awareness Stock Portfolio (10/96)                    2004        1.535           1.616                 274,250
                                                               2003        1.203           1.535                 294,545
                                                               2002        1.616           1.203                 333,791
                                                               2001        1.935           1.616                 362,465
                                                               2000        1.963           1.935                 585,417
                                                               1999        1.711           1.963                 497,383
                                                               1998        1.306           1.711                 293,875
                                                               1997        1.036           1.306                 124,610
                                                               1996        1.000           1.036                  35,689

   Travelers Quality Bond Portfolio (9/97)                     2004        1.372           1.404                  82,834
                                                               2003        1.294           1.372                 150,257
                                                               2002        1.235           1.294                 171,337
                                                               2001        1.164           1.235                 134,991
                                                               2000        1.098           1.164                  95,811
                                                               1999        1.097           1.098                  22,006

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Travelers Quality Bond Portfolio (continued)                1998        1.020           1.097                  21,396
                                                               1997        1.000           1.020                   5,949

   U.S. Government Securities Portfolio (10/96)                2004        1.614           1.697                 215,844
                                                               2003        1.586           1.614                 291,068
                                                               2002        1.409           1.586                 497,491
                                                               2001        1.344           1.409                 327,668
                                                               2000        1.186           1.344                 327,066
                                                               1999        1.249           1.186                 206,083
                                                               1998        1.144           1.249                 145,195
                                                               1997        1.025           1.144                  81,229
                                                               1996        1.000           1.025                  51,072

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.837           0.883                     699
                                                               2003        0.653           0.837                      56
                                                               2002        0.867           0.653                      --
                                                               2001        1.000           0.867                      --

   MFS Total Return Portfolio (10/96)                          2004        1.750           1.932                  79,150
                                                               2003        1.516           1.750                  69,150
                                                               2002        1.615           1.516                  83,652
                                                               2001        1.631           1.615                  83,031
                                                               2000        1.411           1.631                 113,271
                                                               1999        1.388           1.411                 113,121
                                                               1998        1.255           1.388                  38,600
                                                               1997        1.045           1.255                  20,522
                                                               1996        1.000           1.045                   2,087

   Pioneer Strategic Income Portfolio (10/96)                  2004        1.374           1.510                  40,442
                                                               2003        1.161           1.374                  39,827
                                                               2002        1.106           1.161                  49,563
                                                               2001        1.072           1.106                  49,041
                                                               2000        1.086           1.072                  82,092
                                                               1999        1.084           1.086                  59,424
                                                               1998        1.088           1.084                  46,716
                                                               1997        1.019           1.088                  36,214
                                                               1996        1.000           1.019                  12,636

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.001           1.003                      --
                                                               2003        1.000           1.001                      --

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.843           0.918                      --
                                                               2003        0.632           0.843                      --
                                                               2002        0.948           0.632                      --
                                                               2001        1.000           0.948                      --

   Smith Barney High Income Portfolio (10/96)                  2004        1.250           1.367                  21,624
                                                               2003        0.989           1.250                  23,853
                                                               2002        1.032           0.989                  28,766
                                                               2001        1.083           1.032                  40,627
                                                               2000        1.189           1.083                  89,238
                                                               1999        1.170           1.189                  69,835
                                                               1998        1.176           1.170                  44,716
                                                               1997        1.000           1.176                  34,790

   Smith Barney International All Cap Growth
   Portfolio (10/96)                                           2004        0.868           1.013                 251,365
                                                               2003        0.687           0.868                 272,133
                                                               2002        0.934           0.687                 335,149
                                                               2001        1.370           0.934                 407,552
                                                               2000        1.814           1.370                 560,029
                                                               1999        1.092           1.814                 209,539
                                                               1998        1.035           1.092                 118,339
                                                               1997        1.000           1.035                  97,802
                                                               1997        1.017           1.000                      --

   Smith Barney Large Cap Value Portfolio (10/96)              2004        1.363           1.493                 549,067
                                                               2003        1.078           1.363                 610,062
                                                               2002        1.459           1.078                 734,035
                                                               2001        1.604           1.459                 900,664
                                                               2000        1.432           1.604               1,337,882
                                                               1999        1.445           1.432               1,338,259
                                                               1998        1.328           1.445               1,199,090
                                                               1997        1.000           1.328               1,048,182
                                                               1997        1.058           1.000                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Large Capitalization Growth Portfolio (5/98)   2004        1.480           1.471                 117,362
                                                               2003        1.012           1.480                 106,194
                                                               2002        1.359           1.012                 121,437
                                                               2001        1.568           1.359                 141,575
                                                               2000        1.701           1.568                 187,316
                                                               1999        1.313           1.701                  87,242
                                                               1998        1.000           1.313                      --

   Smith Barney Money Market Portfolio (10/96)                 2004        1.225           1.224                 284,339
                                                               2003        1.229           1.225                 281,487
                                                               2002        1.225           1.229                 434,581
                                                               2001        1.192           1.225                 637,197
                                                               2000        1.135           1.192                 894,768
                                                               1999        1.094           1.135                 905,258
                                                               1998        1.051           1.094                 433,846
                                                               1997        1.010           1.051                 124,936
                                                               1996        1.000           1.010                  56,124

   Strategic Equity Portfolio (10/96)                          2004        1.369           1.494                 432,539
                                                               2003        1.042           1.369                 456,960
                                                               2002        1.584           1.042                 518,075
                                                               2001        1.846           1.584                 622,943
                                                               2000        2.279           1.846                 945,729
                                                               1999        1.740           2.279                 776,729
                                                               1998        1.361           1.740                 571,621
                                                               1997        1.065           1.361                 315,371
                                                               1996        1.000           1.065                  44,777

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.686           0.725                   1,289
                                                               2003        0.545           0.686                     272
                                                               2002        0.817           0.545                      --
                                                               2001        1.000           0.817                      --

   Enterprise Portfolio - Class II Shares (5/01)               2004        0.791           0.813                     625
                                                               2003        0.635           0.791                     244
                                                               2002        0.911           0.635                      --
                                                               2001        1.000           0.911                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Equity - Income Portfolio - Initial Class (10/96)           2004        1.656           1.829               1,124,786
                                                               2003        1.282           1.656               1,206,650
                                                               2002        1.559           1.282               1,435,393
                                                               2001        1.656           1.559               1,942,970
                                                               2000        1.542           1.656               2,541,551
                                                               1999        1.464           1.542               2,594,215
                                                               1998        1.324           1.464               2,294,202

   Growth Portfolio - Initial Class (10/96)                    2004        1.497           1.533               2,500,425
                                                               2003        1.138           1.497               2,865,805
                                                               2002        1.644           1.138               3,310,013
                                                               2001        2.015           1.644               3,913,670
                                                               2000        2.285           2.015               5,918,391
                                                               1999        1.678           2.285               5,002,571
                                                               1998        1.215           1.678               3,726,583

   High Income Portfolio - Initial Class (10/96)               2004        1.039           1.128                 317,740
                                                               2003        0.825           1.039                 370,448
                                                               2002        0.805           0.825                 381,847
                                                               2001        0.920           0.805                 481,330
                                                               2000        1.199           0.920                 654,249
                                                               1999        1.119           1.199                 680,684
                                                               1998        1.181           1.119                 578,543

Variable Insurance Products Fund II
   Asset Manager Portfolio - Initial Class (10/96)             2004        1.500           1.567                 431,583
                                                               2003        1.284           1.500                 450,679
                                                               2002        1.420           1.284                 554,458
                                                               2001        1.495           1.420                 744,567
                                                               2000        1.571           1.495               1,048,926
                                                               1999        1.427           1.571               1,051,184
                                                               1998        1.048           1.427               1,072,725

   Contrafund(R) Portfolio - Service Class 2 (5/01)            2004        1.079           1.231                   6,459
                                                               2003        0.850           1.079                      --
                                                               2002        0.949           0.850                      --
                                                               2001        1.000           0.949                  18,707

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.959           0.962                   6,053
                                                               2003        0.775           0.959                     610
                                                               2002        0.846           0.775                      --
                                                               2001        1.000           0.846                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.259           1.554                   2,603
                                                               2003        0.919           1.259                     774
                                                               2002        1.031           0.919                      --
                                                               2001        1.000           1.031                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (1/97)                            2004        1.603           1.894               1,739,170
                                                               2003        1.298           1.603               1,800,543
                                                               2002        1.753           1.298               1,993,402
                                                               2001        2.400           1.753               1,026,204
                                                               2000        3.107           2.400                 909,468
                                                               1999        2.047           3.107                 809,231
                                                               1998        1.282           2.047                 429,279
                                                               1997        1.027           1.282                  58,734

   Dreyfus Stock Index Fund - Initial Shares (1/97)            2004        1.621           1.773                 874,253
                                                               2003        1.277           1.621                 799,701
                                                               2002        1.664           1.277                 680,643
                                                               2001        1.917           1.664                 603,427
                                                               2000        2.138           1.917                 529,242
                                                               1999        1.793           2.138                 458,187
                                                               1998        1.415           1.793                 257,393
                                                               1997        1.000           1.415                  87,374

   High Yield Bond Trust (10/96)                               2004        1.843           1.981                 284,411
                                                               2003        1.443           1.843                 249,343
                                                               2002        1.396           1.443                 260,817
                                                               2001        1.289           1.396                 190,095
                                                               2000        1.292           1.289                 110,433
                                                               1999        1.251           1.292                  64,829
                                                               1998        1.188           1.251                  33,994
                                                               1997        1.000           1.188                   3,683

   Managed Assets Trust (10/96)                                2004        1.684           1.822                 959,539
                                                               2003        1.397           1.684               1,016,680
                                                               2002        1.546           1.397               1,058,871
                                                               2001        1.648           1.546                 659,963
                                                               2000        1.694           1.648                 459,188
                                                               1999        1.500           1.694                 274,379
                                                               1998        1.250           1.500                 146,528
                                                               1997        1.000           1.250                  12,488

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.756           0.790                   2,999
                                                               2003        0.611           0.756                   1,412

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   AIM V.I. Premier Equity Fund - Series I (continued)         2002        0.886           0.611                      --
                                                               2001        1.000           0.886                      --

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (10/96)          2004        1.548           1.601               2,991,212
                                                               2003        1.483           1.548               2,953,611
                                                               2002        1.376           1.483               3,021,646
                                                               2001        1.303           1.376               2,567,937
                                                               2000        1.173           1.303               1,180,423
                                                               1999        1.220           1.173                 415,013
                                                               1998        1.132           1.220                 154,138
                                                               1997        1.000           1.132                  24,590

   CitiStreet International Stock Fund - Class I (10/96)       2004        1.175           1.334               2,909,419
                                                               2003        0.914           1.175               3,343,488
                                                               2002        1.190           0.914               3,800,784
                                                               2001        1.532           1.190               2,019,758
                                                               2000        1.685           1.532               1,092,967
                                                               1999        1.286           1.685                 564,777
                                                               1998        1.133           1.286                 210,146
                                                               1997        1.000           1.133                  25,148

   CitiStreet Large Company Stock Fund - Class I (10/96)       2004        1.072           1.167               3,823,809
                                                               2003        0.847           1.072               4,135,294
                                                               2002        1.110           0.847               3,561,773
                                                               2001        1.333           1.110               2,715,265
                                                               2000        1.585           1.333               1,661,400
                                                               1999        1.608           1.585                 763,197
                                                               1998        1.408           1.608                 347,272
                                                               1997        1.000           1.408                  95,491

   CitiStreet Small Company Stock Fund - Class I (10/96)       2004        1.331           1.513               1,313,625
                                                               2003        0.941           1.331               1,517,445
                                                               2002        1.248           0.941               1,218,122
                                                               2001        1.243           1.248                 991,516
                                                               2000        1.142           1.243               1,071,633
                                                               1999        0.845           1.142                 627,445
                                                               1998        0.936           0.845                 236,065

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   CitiStreet Small Company Stock Fund - Class I
   (continued)                                                 1997        1.000           0.936                  24,064
                                                               1997        0.885           1.000                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (11/98)      2004        1.444           1.783                  68,011
                                                               2003        1.022           1.444                  64,081
                                                               2002        1.169           1.022                  55,791
                                                               2001        1.309           1.169                  46,246

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (1/99)            2004        1.821           2.365                  68,411
                                                               2003        1.374           1.821                  36,499
                                                               2002        1.330           1.374                  28,806
                                                               2001        1.237           1.330                  17,886
                                                               2000        0.952           1.237                   6,571
                                                               1999        1.000           0.952                   2,453

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (9/98)                           2004        1.577           1.736                 520,898
                                                               2003        1.211           1.577                 440,247
                                                               2002        1.515           1.211                 368,770
                                                               2001        1.632           1.515                 277,391
                                                               2000        1.457           1.632                 156,058
                                                               1999        1.197           1.457                  44,319
                                                               1998        1.000           1.197                   1,114

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/98)                           2004        1.028           1.068                 488,966
                                                               2003        0.858           1.028                 518,166
                                                               2002        1.042           0.858                 503,174
                                                               2001        1.163           1.042                 389,965
                                                               2000        1.184           1.163                 274,697
                                                               1999        1.074           1.184                 100,924
                                                               1998        1.000           1.074                   1,944

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/04)                                               2004        1.000           1.231                      --

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        1.000           1.154                 101,332

   Templeton Global Asset Allocation Fund - Class 1
   Shares (10/96)                                              2004        1.706           1.955                 425,846
                                                               2003        1.304           1.706                 426,916
                                                               2002        1.377           1.304                 403,788
                                                               2001        1.543           1.377                 386,039
                                                               2000        1.556           1.543                 394,690
                                                               1999        1.281           1.556                 415,299
                                                               1998        1.216           1.281                  52,584
                                                               1997        1.000           1.216                 358,096

   Templeton Growth Securities Fund - Class 1 Shares (10/96)   2004        1.678           1.928                 445,332
                                                               2003        1.280           1.678                 475,843
                                                               2002        1.585           1.280                 471,137
                                                               2001        1.619           1.585                 449,927
                                                               2000        1.525           1.619                 429,598
                                                               1999        1.195           1.525                 485,025
                                                               1998        1.194           1.195                 193,454
                                                               1997        1.000           1.194                 129,091

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        0.996           1.066                  46,310
                                                               2003        0.886           0.996                  19,355
                                                               2002        0.960           0.886                   3,729
                                                               2001        1.000           0.960                      --

   Mid Cap Growth Portfolio - Service Shares (5/01)            2004        0.729           0.869                  44,929
                                                               2003        0.548           0.729                  30,870
                                                               2002        0.771           0.548                   8,353
                                                               2001        1.000           0.771                     276

   Worldwide Growth Portfolio - Service Shares (5/01)          2004        0.752           0.777                  21,888
                                                               2003        0.615           0.752                  10,406

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (continued)     2002        0.838           0.615                  13,379
                                                               2001        1.000           0.838                     312

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.181           1.224                 137,113
                                                               2003        1.137           1.181                 164,279
                                                               2002        1.055           1.137                  29,918
                                                               2001        1.000           1.055                   5,387

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.733           0.780                  13,080
                                                               2003        0.562           0.733                  10,885
                                                               2002        0.807           0.562                   8,720
                                                               2001        1.000           0.807                   8,360

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.888           1.020                  38,611
                                                               2003        0.699           0.888                  21,113
                                                               2002        0.859           0.699                  17,075
                                                               2001        1.000           0.859                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.303           1.626                  91,130
                                                               2003        0.881           1.303                  63,649
                                                               2002        1.090           0.881                  75,450
                                                               2001        1.000           1.090                     258

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2004        1.658           1.775                 261,535
                                                               2003        1.206           1.658                 221,186
                                                               2002        1.628           1.206                 158,645
                                                               2001        1.616           1.628                  94,673

   Investors Fund - Class I (10/98)                            2004        1.429           1.559                 113,922
                                                               2003        1.092           1.429                  91,499
                                                               2002        1.436           1.092                  75,511
                                                               2001        1.515           1.436                  26,027
                                                               2000        1.330           1.515                   5,096

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Investors Fund - Class I (continued)                        1999        1.205           1.330                   1,501
                                                               1998        1.000           1.205                      --

   Small Cap Growth Fund - Class I (5/01)                      2004        0.923           1.050                  44,056
                                                               2003        0.627           0.923                  36,074
                                                               2002        0.971           0.627                  14,644
                                                               2001        1.000           0.971                     172

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)                     2004        1.373           1.443                  16,992
                                                               2003        1.100           1.373                  12,649
                                                               2002        1.197           1.100                  11,298
                                                               2001        1.221           1.197                   4,158
                                                               2000        1.097           1.221                      --
                                                               1999        1.000           1.097                      --

   Disciplined Mid Cap Stock Portfolio (9/98)                  2004        1.769           2.037                 101,002
                                                               2003        1.338           1.769                  75,678
                                                               2002        1.580           1.338                  61,997
                                                               2001        1.665           1.580                  26,479
                                                               2000        1.444           1.665                   8,052
                                                               1999        1.288           1.444                   1,943
                                                               1998        1.000           1.288                     111

   Merrill Lynch Large Cap Core Portfolio (10/98)              2004        0.964           1.105                  25,111
                                                               2003        0.805           0.964                  36,279
                                                               2002        1.088           0.805                  28,508
                                                               2001        1.420           1.088                  20,448
                                                               2000        1.521           1.420                  12,601
                                                               1999        1.244           1.521                   1,167
                                                               1998        1.000           1.244                      --

   MFS Emerging Growth Portfolio (5/01)                        2004        0.674           0.752                   7,979
                                                               2003        0.528           0.674                   5,417
                                                               2002        0.813           0.528                   2,747
                                                               2001        1.000           0.813                      40

   MFS Mid Cap Growth Portfolio (10/98)                        2004        1.099           1.239                 372,161
                                                               2003        0.811           1.099                 332,682
                                                               2002        1.603           0.811                 247,468

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (continued)                    2001        2.125           1.603                 144,030
                                                               2000        1.966           2.125                  64,395
                                                               1999        1.211           1.966                   1,622
                                                               1998        1.000           1.211                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.124                      --

   Pioneer Fund Portfolio (10/96)                              2004        1.166           1.281                 160,136
                                                               2003        0.953           1.166                 193,950
                                                               2002        1.381           0.953                 171,326
                                                               2001        1.815           1.381                 134,756
                                                               2000        1.477           1.815                  68,174
                                                               1999        1.495           1.477                  65,548
                                                               1998        1.280           1.495                  15,300
                                                               1997        1.000           1.280                     538

   Social Awareness Stock Portfolio (10/96)                    2004        1.513           1.589                 439,540
                                                               2003        1.188           1.513                 428,528
                                                               2002        1.599           1.188                 396,867
                                                               2001        1.918           1.599                 313,580
                                                               2000        1.950           1.918                 249,227
                                                               1999        1.703           1.950                 139,985
                                                               1998        1.303           1.703                  81,076
                                                               1997        1.000           1.303                   4,602

   Travelers Quality Bond Portfolio (9/97)                     2004        1.355           1.383                 344,205
                                                               2003        1.281           1.355                 303,194
                                                               2002        1.225           1.281                 393,375
                                                               2001        1.156           1.225                 155,136
                                                               2000        1.093           1.156                 134,013
                                                               1999        1.094           1.093                 106,388
                                                               1998        1.020           1.094                  23,910
                                                               1997        1.000           1.020                   9,879

   U.S. Government Securities Portfolio (10/96)                2004        1.591           1.669                 496,882
                                                               2003        1.566           1.591                 484,219
                                                               2002        1.394           1.566                 447,087
                                                               2001        1.333           1.394                 155,072
                                                               2000        1.178           1.333                  96,447
                                                               1999        1.243           1.178                  74,915

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   U.S. Government Securities Portfolio (continued)            1998        1.141           1.243                  22,572
                                                               1997        1.000           1.141                   2,710

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.832           0.876                  60,480
                                                               2003        0.651           0.832                  48,589
                                                               2002        0.865           0.651                  44,857
                                                               2001        1.000           0.865                   6,390

   MFS Total Return Portfolio (10/96)                          2004        1.724           1.900               1,400,796
                                                               2003        1.497           1.724               1,458,409
                                                               2002        1.598           1.497               1,565,486
                                                               2001        1.617           1.598                 387,113
                                                               2000        1.402           1.617                 314,686
                                                               1999        1.382           1.402                 238,310
                                                               1998        1.252           1.382                 114,873
                                                               1997        1.000           1.252                  23,942

   Pioneer Strategic Income Portfolio (10/96)                  2004        1.354           1.485                 139,939
                                                               2003        1.146           1.354                 194,321
                                                               2002        1.095           1.146                 207,068
                                                               2001        1.063           1.095                 199,181
                                                               2000        1.079           1.063                 174,538
                                                               1999        1.080           1.079                 139,658
                                                               1998        1.085           1.080                  89,751
                                                               1997        1.000           1.085                   2,136

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           1.000                      --
                                                               2003        1.000           1.000                      --

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.838           0.911                 242,272
                                                               2003        0.630           0.838                 144,692
                                                               2002        0.947           0.630                  54,158
                                                               2001        1.000           0.947                   4,297

   Smith Barney High Income Portfolio (10/96)                  2004        1.232           1.345                 108,361
                                                               2003        0.977           1.232                 108,788
                                                               2002        1.022           0.977                  90,083
                                                               2001        1.074           1.022                  95,509

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney High Income Portfolio (continued)              2000        1.181           1.074                  25,916
                                                               1999        1.165           1.181                  19,237
                                                               1998        1.173           1.165                  14,828
                                                               1997        1.000           1.173                   2,552

   Smith Barney International All Cap Growth
   Portfolio (10/96)                                           2004        0.855           0.997                 293,359
                                                               2003        0.679           0.855                 316,712
                                                               2002        0.924           0.679                 281,821
                                                               2001        1.358           0.924                 200,689
                                                               2000        1.803           1.358                 138,505
                                                               1999        1.087           1.803                  92,095
                                                               1998        1.033           1.087                  54,366
                                                               1997        1.000           1.033                   4,658

   Smith Barney Large Cap Value Portfolio (10/96)              2004        1.343           1.469                 325,091
                                                               2003        1.065           1.343                 294,442
                                                               2002        1.444           1.065                 249,688
                                                               2001        1.591           1.444                 201,867
                                                               2000        1.423           1.591                 159,017
                                                               1999        1.438           1.423                 107,554
                                                               1998        1.324           1.438                  81,366
                                                               1997        1.000           1.324                   9,074

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2004        1.464           1.453                 471,937
                                                               2003        1.004           1.464                 358,583
                                                               2002        1.350           1.004                 266,392
                                                               2001        1.561           1.350                 211,516
                                                               2000        1.697           1.561                 142,591
                                                               1999        1.312           1.697                  51,499
                                                               1998        1.000           1.312                      --

   Smith Barney Money Market Portfolio (10/96)                 2004        1.207           1.204                 548,407
                                                               2003        1.213           1.207                 502,040
                                                               2002        1.212           1.213                 522,225
                                                               2001        1.182           1.212                 424,446
                                                               2000        1.128           1.182                 353,131
                                                               1999        1.089           1.128                 152,444

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Money Market Portfolio (continued)             1998        1.048           1.089                 371,996
                                                               1997        1.000           1.048                  24,063

   Strategic Equity Portfolio (10/96)                          2004        1.349           1.470               1,025,980
                                                               2003        1.030           1.349               1,035,723
                                                               2002        1.568           1.030               1,016,916
                                                               2001        1.831           1.568                 679,805
                                                               2000        2.265           1.831                 501,928
                                                               1999        1.732           2.265                 300,983
                                                               1998        1.358           1.732                 201,618
                                                               1997        1.000           1.358                  25,227

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.682           0.720                  31,707
                                                               2003        0.543           0.682                  21,751
                                                               2002        0.816           0.543                  18,844
                                                               2001        1.000           0.816                   4,565

   Enterprise Portfolio - Class II Shares (5/01)               2004        0.787           0.807                  19,930
                                                               2003        0.633           0.787                  41,403
                                                               2002        0.910           0.633                  40,595
                                                               2001        1.000           0.910                      --

Variable Insurance Products Fund
   Equity - Income Portfolio - Initial Class (10/96)           2004        1.632           1.799                 400,554
                                                               2003        1.266           1.632                 412,260
                                                               2002        1.543           1.266                 409,742
                                                               2001        1.642           1.543                 406,693
                                                               2000        1.532           1.642                 359,257
                                                               1999        1.457           1.532                 359,627
                                                               1998        1.321           1.457                 302,651

   Growth Portfolio - Initial Class (10/96)                    2004        1.476           1.508                 867,802
                                                               2003        1.124           1.476                 832,232
                                                               2002        1.626           1.124                 763,284
                                                               2001        1.998           1.626                 770,117
                                                               2000        2.270           1.998                 828,146
                                                               1999        1.671           2.270                 838,004
                                                               1998        1.212           1.671                 297,359

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   High Income Portfolio - Initial Class (10/96)               2004        1.025           1.110                 167,884
                                                               2003        0.814           1.025                 166,192
                                                               2002        0.796           0.814                 182,656
                                                               2001        0.913           0.796                 179,122
                                                               2000        1.191           0.913                 214,777
                                                               1999        1.114           1.191                 249,045
                                                               1998        1.178           1.114                 181,391

Variable Insurance Products Fund II
   Asset Manager Portfolio - Initial Class (10/96)             2004        1.479           1.542                 572,513
                                                               2003        1.268           1.479                 543,269
                                                               2002        1.405           1.268                 533,952
                                                               2001        1.482           1.405                 514,150
                                                               2000        1.561           1.482                 501,724
                                                               1999        1.421           1.561                 476,733
                                                               1998        1.249           1.421                 106,115

   Contrafund(R) Portfolio - Service Class 2 (5/01)            2004        1.073           1.222                 869,834
                                                               2003        0.847           1.073                 922,866
                                                               2002        0.948           0.847               1,049,634
                                                               2001        1.000           0.948                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.953           0.955                     545
                                                               2003        0.772           0.953                     545
                                                               2002        0.845           0.772                      --
                                                               2001        1.000           0.845                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.252           1.543                 151,955
                                                               2003        0.916           1.252                  39,931
                                                               2002        1.030           0.916                  15,143
                                                               2001        1.000           1.030                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Variable Insurance Product Fund : High Income Portfolio - Initial Class is no longer available to new contract owners.

Putnam Variable Trust : Putnam VT Discovery Growth Fund is no longer available to new contract owners.

                         CONDENSED FINANCIAL INFORMATION

                                GOLD TRACK SELECT

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 0.60%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (1/97)                            2004        1.668           1.982               3,007,532
                                                               2003        1.344           1.668               3,314,906
                                                               2002        1.804           1.344               2,932,920
                                                               2001        2.456           1.804               2,602,726
                                                               2000        3.163           2.456                 996,560
                                                               1999        2.073           3.163                 437,009
                                                               1998        1.290           2.073                 413,409
                                                               1997        1.000           1.290                  68,643

   High Yield Bond Trust (3/97)                                2004        1.917           2.073                 457,164
                                                               2003        1.494           1.917                 500,771
                                                               2002        1.437           1.494                 206,913
                                                               2001        1.319           1.437                 194,917
                                                               2000        1.315           1.319                   8,718
                                                               1999        1.267           1.315                   4,573
                                                               1998        1.196           1.267                     533
                                                               1997        1.000           1.196                     197

   Managed Assets Trust (3/97)                                 2004        1.753           1.907               3,701,526
                                                               2003        1.446           1.753               3,384,161
                                                               2002        1.591           1.446               2,932,943
                                                               2001        1.686           1.591               2,310,280
                                                               2000        1.724           1.686                 766,016
                                                               1999        1.519           1.724                  95,510
                                                               1998        1.258           1.519                  23,844
                                                               1997        1.000           1.258                   5,565

   Money Market Portfolio (9/98)                               2004        1.162           1.167               3,978,797
                                                               2003        1.160           1.162               3,626,920
                                                               2002        1.151           1.160               4,276,846
                                                               2001        1.116           1.151               2,797,896
                                                               2000        1.057           1.116                   3,181
                                                               1999        1.013           1.057                      --
                                                               1998        1.000           1.013                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (7/01)              2004        0.767           0.806                 396,007
                                                               2003        0.617           0.767                 329,124
                                                               2002        0.890           0.617                 306,570
                                                               2001        1.000           0.890                 178,744

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.000           1.110                 554,952

   Growth Fund - Class 2 Shares (5/04)                         2004        1.000           1.092               1,211,258

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        1.000           1.084                 840,008

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (10/96)          2004        1.610           1.675                 742,031
                                                               2003        1.534           1.610                 662,519
                                                               2002        1.417           1.534                 513,410
                                                               2001        1.334           1.417                 122,849
                                                               2000        1.194           1.334                  17,825
                                                               1999        1.235           1.194                   8,580
                                                               1998        1.140           1.235                   6,982

   CitiStreet International Stock Fund - Class I (3/97)        2004        1.223           1.396               1,014,954
                                                               2003        0.946           1.223                 777,156
                                                               2002        1.225           0.946                 323,555
                                                               2001        1.568           1.225                 349,886
                                                               2000        1.716           1.568                 187,532
                                                               1999        1.302           1.716                  58,143
                                                               1998        1.141           1.302                  20,676
                                                               1997        1.000           1.141                   3,405

   CitiStreet Large Company Stock Fund - Class I (10/96)       2004        1.116           1.221                 702,789
                                                               2003        0.876           1.116                 597,887
                                                               2002        1.142           0.876                 415,447
                                                               2001        1.364           1.142                 272,388
                                                               2000        1.613           1.364                 118,559
                                                               1999        1.628           1.613                  92,195
                                                               1998        1.417           1.628                  58,294
                                                               1997        1.000           1.417                   1,292

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   CitiStreet Small Company Stock Fund - Class I (10/96)       2004        1.386           1.583               1,129,046
                                                               2003        0.974           1.386                 883,563
                                                               2002        1.285           0.974                 586,956
                                                               2001        1.273           1.285                 304,920
                                                               2000        1.163           1.273                 138,115
                                                               1999        0.856           1.163                  92,398
                                                               1998        0.942           0.856                  70,995
                                                               1997        1.000           0.942                   5,090

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (1/98)       2004        1.485           1.845                 101,326
                                                               2003        1.046           1.485                  39,486
                                                               2002        1.190           1.046                  33,858
                                                               2001        1.325           1.190                  11,235
                                                               2000        1.947           1.325                      --
                                                               1999        1.080           1.947                      --
                                                               1998        1.000           1.080                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (1/99)            2004        1.871           2.444                 725,473
                                                               2003        1.405           1.871                 636,474
                                                               2002        1.352           1.405                 325,441
                                                               2001        1.250           1.352                  71,516
                                                               2000        0.958           1.250                     600
                                                               1999        1.000           0.958                      --

   Delaware VIP Small Cap Value Series - Standard
   Class (9/98)                                                2004        1.834           2.214                 890,056
                                                               2003        1.299           1.834                 615,882
                                                               2002        1.385           1.299                 349,704
                                                               2001        1.245           1.385                 119,147
                                                               2000        1.060           1.245                      --
                                                               1999        1.121           1.060                      --
                                                               1998        1.000           1.121                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (9/98)                           2004        1.623           1.797               1,353,337
                                                               2003        1.240           1.623               1,205,447
                                                               2002        1.542           1.240               1,104,419
                                                               2001        1.653           1.542                 892,061
                                                               2000        1.467           1.653                 465,722
                                                               1999        1.199           1.467                  63,771
                                                               1998        1.000           1.199                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/98)                           2004        1.059           1.106                 461,716
                                                               2003        0.879           1.059                 395,420
                                                               2002        1.062           0.879                 323,041
                                                               2001        1.178           1.062                 100,385
                                                               2000        1.193           1.178                   8,776
                                                               1999        1.077           1.193                   3,743
                                                               1998        1.000           1.077                     502

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/03)       2004        1.205           1.350               1,066,543
                                                               2003        1.000           1.205                 386,447

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/04)                                               2004        1.000           1.235                 100,959

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        1.000           1.158                 272,618

   Templeton Growth Securities Fund - Class 2 Shares (5/04)    2004        1.000           1.127                  94,386

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        0.959           1.037                 197,045
                                                               2003        0.775           0.959                 157,613
                                                               2002        0.945           0.775                  79,537
                                                               2001        1.000           0.945                  38,147

   Equity Index Portfolio - Class II Shares (5/99)             2004        0.842           0.923               4,920,344
                                                               2003        0.663           0.842               4,378,710

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Equity Index Portfolio - Class II Shares (continued)        2002        0.859           0.663               2,999,593
                                                               2001        0.987           0.859               2,211,151
                                                               2000        1.094           0.987                      --
                                                               1999        1.000           1.094                      --

   Fundamental Value Portfolio (5/01)                          2004        0.998           1.073                 561,903
                                                               2003        0.724           0.998                 508,312
                                                               2002        0.925           0.724                 415,983
                                                               2001        1.000           0.925                 287,679

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/01)                  2004        1.011           1.088               2,094,227
                                                               2003        0.894           1.011               2,007,620
                                                               2002        0.964           0.894               1,732,684
                                                               2001        1.000           0.964               1,050,044

   Mid Cap Growth Portfolio - Service Shares (7/01)            2004        0.740           0.887                 775,607
                                                               2003        0.553           0.740                 752,722
                                                               2002        0.773           0.553                 681,958
                                                               2001        1.000           0.773                 323,705

   Worldwide Growth Portfolio - Service Shares (7/01)          2004        0.763           0.793               1,355,881
                                                               2003        0.621           0.763               1,332,255
                                                               2002        0.841           0.621               1,259,857
                                                               2001        1.000           0.841                 793,901

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.000           1.128                  53,428

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        1.000           1.112                 118,943

   Mid-Cap Value Portfolio (5/04)                              2004        1.000           1.166                 145,040

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.080                   5,160

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (7/01)        2004        1.198           1.249               1,808,655
                                                               2003        1.148           1.198               1,647,691
                                                               2002        1.059           1.148               1,433,047
                                                               2001        1.000           1.059                 241,694

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2004        0.744           0.796                  71,306
                                                               2003        0.567           0.744                  55,253
                                                               2002        0.810           0.567                  84,242
                                                               2001        1.000           0.810                  45,903

   Putnam VT International Equity Fund - Class IB
   Shares (7/01)                                               2004        0.901           1.041               1,206,751
                                                               2003        0.705           0.901               1,247,131
                                                               2002        0.862           0.705                 915,170
                                                               2001        1.000           0.862                 381,220

   Putnam VT Small Cap Value Fund - Class IB Shares (7/01)     2004        1.322           1.659               1,856,242
                                                               2003        0.889           1.322               1,334,080
                                                               2002        1.094           0.889                 970,390
                                                               2001        1.000           1.094                 255,109

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (7/01)                               2004        1.706           1.836               1,808,280
                                                               2003        1.234           1.706               1,736,717
                                                               2002        1.657           1.234               1,398,103
                                                               2001        1.636           1.657                 787,918
                                                               2000        1.392           1.636                     554
                                                               1999        1.147           1.392                      --
                                                               1998        1.000           1.147                      --

   Investors Fund - Class I (10/98)                            2004        1.471           1.613                 599,717
                                                               2003        1.118           1.471                 612,882
                                                               2002        1.462           1.118                 539,109
                                                               2001        1.534           1.462                 543,168
                                                               2000        1.339           1.534                 143,552

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Investors Fund - Class I (continued)                        1999        1.206           1.339                     106
                                                               1998        1.000           1.206                      --

   Small Cap Growth Fund - Class I (5/01)                      2004        0.937           1.072               1,020,306
                                                               2003        0.633           0.937                 808,922
                                                               2002        0.975           0.633                 593,152
                                                               2001        1.000           0.975                 195,824

   Total Return Fund - Class I (9/98)                          2004        1.198           1.295                  20,280
                                                               2003        1.039           1.198                   9,155
                                                               2002        1.123           1.039                   2,297
                                                               2001        1.139           1.123                   1,241
                                                               2000        1.062           1.139                      --
                                                               1999        1.060           1.062                      --
                                                               1998        1.000           1.060                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (7/01)             2004        0.811           0.834                  61,928
                                                               2003        0.661           0.811                  50,078
                                                               2002        0.899           0.661                  36,570
                                                               2001        1.000           0.899                   6,851

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/01)                                            2004        0.873           0.893                  25,633
                                                               2003        0.654           0.873                  20,299
                                                               2002        0.899           0.654                  14,777
                                                               2001        1.000           0.899                  11,736

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (9/98)                       2004        1.454           1.687                 194,987
                                                               2003        1.057           1.454                 235,421
                                                               2002        1.383           1.057                 223,092
                                                               2001        1.337           1.383                  88,759
                                                               2000        1.247           1.337                      --
                                                               1999        1.291           1.247                      --
                                                               1998        1.000           1.291                      --

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)                     2004        1.407           1.486                 473,032
                                                               2003        1.121           1.407                 107,427

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Convertible Securities Portfolio (continued)                2002        1.212           1.121                  32,901
                                                               2001        1.230           1.212                   4,616
                                                               2000        1.100           1.230                     503
                                                               1999        1.000           1.100                  66,449

   Disciplined Mid Cap Stock Portfolio (9/98)                  2004        1.821           2.108               2,198,288
                                                               2003        1.370           1.821               1,810,988
                                                               2002        1.608           1.370               1,086,972
                                                               2001        1.686           1.608                 369,948
                                                               2000        1.454           1.686                  10,638
                                                               1999        1.222           1.454                   5,028
                                                               1998        1.000           1.222                       9

   Equity Income Portfolio (7/97)                              2004        1.391           1.519               2,075,369
                                                               2003        1.067           1.391               1,834,891
                                                               2002        1.247           1.067               1,442,911
                                                               2001        1.343           1.247                 866,686
                                                               2000        1.238           1.343                  33,200
                                                               1999        1.187           1.238                      --
                                                               1998        1.063           1.187                      --
                                                               1997        1.000           1.063                      --

   Federated High Yield Portfolio (10/97)                      2004        1.252           1.373                     176
                                                               2003        1.029           1.252                     105
                                                               2002        0.998           1.029                     105
                                                               2001        0.985           0.998                      --
                                                               2000        1.079           0.985                      --
                                                               1999        1.053           1.079                      --
                                                               1998        1.011           1.053                      --
                                                               1997        1.000           1.011                      --

   Federated Stock Portfolio (7/97)                            2004        1.410           1.549                 457,493
                                                               2003        1.111           1.410                 408,756
                                                               2002        1.386           1.111                 365,305
                                                               2001        1.371           1.386                  17,042
                                                               2000        1.329           1.371                      --
                                                               1999        1.270           1.329                      --
                                                               1998        1.084           1.270                      --
                                                               1997        1.000           1.084                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Large Cap Portfolio (7/97)                                  2004        1.184           1.253                 795,132
                                                               2003        0.955           1.184                 798,503
                                                               2002        1.245           0.955                 625,512
                                                               2001        1.515           1.245                 547,251
                                                               2000        1.782           1.515                  27,300
                                                               1999        1.386           1.782                      --
                                                               1998        1.029           1.386                      --
                                                               1997        1.000           1.029                      --

   Lazard International Stock Portfolio (8/97)                 2004        0.949           1.092                 167,658
                                                               2003        0.742           0.949                  80,226
                                                               2002        0.858           0.742                  21,416
                                                               2001        1.169           0.858                  15,934
                                                               2000        1.328           1.169                      --
                                                               1999        1.098           1.328                      --
                                                               1998        0.981           1.098                      --
                                                               1997        1.000           0.981                      --

   Merrill Lynch Large Cap Core Portfolio (10/98)              2004        0.993           1.144                 157,515
                                                               2003        0.824           0.993                 118,258
                                                               2002        1.108           0.824                  79,115
                                                               2001        1.437           1.108                 230,822
                                                               2000        1.531           1.437                 156,027
                                                               1999        1.245           1.531                  18,357
                                                               1998        1.000           1.245                   4,261

   MFS Emerging Growth Portfolio (5/01)                        2004        0.684           0.767                  89,184
                                                               2003        0.533           0.684                  63,624
                                                               2002        0.816           0.533                  31,236
                                                               2001        1.000           0.816                   4,859

   MFS Mid Cap Growth Portfolio (9/98)                         2004        1.131           1.283                 405,733
                                                               2003        0.830           1.131                 296,557
                                                               2002        1.633           0.830                 202,508
                                                               2001        2.152           1.633                 325,204
                                                               2000        1.979           2.152                 165,835
                                                               1999        1.213           1.979                     415
                                                               1998        1.000           1.213                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.128                  75,452

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (3/97)                               2004        1.213           1.340                 303,851
                                                               2003        0.986           1.213                 170,355
                                                               2002        1.421           0.986                 125,367
                                                               2001        1.857           1.421                  87,240
                                                               2000        1.503           1.857                  33,198
                                                               1999        1.514           1.503                   8,345
                                                               1998        1.289           1.514                   6,675
                                                               1997        1.000           1.289                   1,494

   Social Awareness Stock Portfolio (10/96)                    2004        1.575           1.663                 410,937
                                                               2003        1.230           1.575                 404,894
                                                               2002        1.646           1.230                 332,072
                                                               2001        1.964           1.646                 276,743
                                                               2000        1.985           1.964                 104,272
                                                               1999        1.724           1.985                  40,351
                                                               1998        1.311           1.724                  12,064
                                                               1997        1.000           1.311                   1,465

   Travelers Quality Bond Portfolio (9/97)                     2004        1.402           1.440                 316,329
                                                               2003        1.318           1.402                 283,298
                                                               2002        1.254           1.318                 236,922
                                                               2001        1.177           1.254                 131,098
                                                               2000        1.107           1.177                   1,597
                                                               1999        1.102           1.107                   1,221
                                                               1998        1.021           1.102                     228
                                                               1997        1.000           1.021                      --

   U.S. Government Securities Portfolio (10/96)                2004        1.655           1.746                 754,697
                                                               2003        1.621           1.655                 645,692
                                                               2002        1.435           1.621                 517,949
                                                               2001        1.364           1.435                  34,745
                                                               2000        1.199           1.364                   1,246
                                                               1999        1.259           1.199                      --
                                                               1998        1.149           1.259                   6,143
                                                               1997        1.000           1.149                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.845           0.894                 145,832
                                                               2003        0.657           0.845                 105,652

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   AIM Capital Appreciation Portfolio (continued)              2002        0.869           0.657                  63,409
                                                               2001        1.000           0.869                  20,879

   MFS Total Return Portfolio (3/97)                           2004        1.794           1.988               2,807,363
                                                               2003        1.549           1.794               2,510,455
                                                               2002        1.645           1.549               2,201,507
                                                               2001        1.655           1.645               1,523,540
                                                               2000        1.427           1.655                  66,535
                                                               1999        1.399           1.427                  76,473
                                                               1998        1.260           1.399                  67,299
                                                               1997        1.000           1.260                   9,157

   Pioneer Strategic Income Portfolio (10/96)                  2004        1.409           1.554                 144,266
                                                               2003        1.186           1.409                 135,056
                                                               2002        1.127           1.186                  62,808
                                                               2001        1.088           1.127                 117,990
                                                               2000        1.098           1.088                   4,035
                                                               1999        1.093           1.098                   9,311
                                                               1998        1.092           1.093                  31,397
                                                               1997        1.000           1.092                   6,058

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.002           1.007                  20,413
                                                               2003        1.000           1.002                   1,000

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.851           0.930               2,160,052
                                                               2003        0.636           0.851               1,952,183
                                                               2002        0.950           0.636               1,482,733
                                                               2001        1.000           0.950                 646,990

   Smith Barney High Income Portfolio (10/96)                  2004        1.281           1.407                  78,885
                                                               2003        1.011           1.281                  56,803
                                                               2002        1.051           1.011                  21,046
                                                               2001        1.099           1.051                  12,732
                                                               2000        1.202           1.099                     170
                                                               1999        1.179           1.202                     306
                                                               1998        1.180           1.179                      --
                                                               1997        1.000           1.180                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney International All Cap Growth
   Portfolio (3/97)                                            2004        0.890           1.043                 231,552
                                                               2003        0.702           0.890                 124,783
                                                               2002        0.951           0.702                  99,780
                                                               2001        1.390           0.951                 113,887
                                                               2000        1.835           1.390                 212,289
                                                               1999        1.101           1.835                   6,115
                                                               1998        1.040           1.101                  13,292
                                                               1997        1.000           1.040                   6,580

   Smith Barney Large Cap Value Portfolio (3/97)               2004        1.398           1.537               3,173,539
                                                               2003        1.102           1.398               3,033,990
                                                               2002        1.486           1.102               2,719,762
                                                               2001        1.628           1.486               2,156,095
                                                               2000        1.448           1.628                 706,152
                                                               1999        1.456           1.448                  64,998
                                                               1998        1.334           1.456                  21,635
                                                               1997        1.000           1.334                   7,515

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2004        1.508           1.504                 366,579
                                                               2003        1.028           1.508                 238,213
                                                               2002        1.375           1.028                  39,296
                                                               2001        1.581           1.375                 124,406
                                                               2000        1.709           1.581                  78,925
                                                               1999        1.314           1.709                      --
                                                               1998        1.000           1.314                      --

   Smith Barney Money Market Portfolio (3/97)                  2004        1.257           1.260                  35,778
                                                               2003        1.256           1.257                 548,095
                                                               2002        1.247           1.256                 384,180
                                                               2001        1.210           1.247                  36,990
                                                               2000        1.148           1.210                  56,905
                                                               1999        1.102           1.148                 504,494
                                                               1998        1.056           1.102                      --
                                                               1997        1.000           1.056                      --

   Strategic Equity Portfolio (3/97)                           2004        1.404           1.538                 669,603
                                                               2003        1.065           1.404                 650,708
                                                               2002        1.614           1.065                 489,407

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Strategic Equity Portfolio (continued)                      2001        1.874           1.614                 544,899
                                                               2000        2.305           1.874                 275,547
                                                               1999        1.753           2.305                  99,102
                                                               1998        1.367           1.753                  32,748
                                                               1997        1.000           1.367                  10,959

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2004        1.258           1.469                  96,505
                                                               2003        1.000           1.258                  61,449

   Emerging Growth Portfolio - Class II Shares (7/03)          2004        0.692           0.735                 174,046
                                                               2003        0.548           0.692                 245,721
                                                               2002        0.819           0.548                 151,687
                                                               2001        1.000           0.819                  56,640

   Enterprise Portfolio - Class II Shares (5/01)               2004        0.799           0.824                  28,823
                                                               2003        0.639           0.799                  23,209
                                                               2002        0.913           0.639                  13,723
                                                               2001        1.000           0.913                   6,891

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (7/03)                                            2004        0.991           1.139                 485,743
                                                               2003        0.702           0.991                 333,071
                                                               2002        0.950           0.702                 239,285
                                                               2001        1.000           0.950                  74,692

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (4/03)            2004        1.089           1.247               5,358,276
                                                               2003        0.855           1.089               4,062,355
                                                               2002        0.951           0.855               2,680,749
                                                               2001        1.000           0.951               1,433,561

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (9/01)                                              2004        0.968           0.974                  54,968
                                                               2003        0.779           0.968                  43,877
                                                               2002        0.848           0.779                  35,320
                                                               2001        1.000           0.848                  10,715

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Mid Cap Portfolio - Service Class 2 (7/01)                  2004        1.270           1.574               3,259,665
                                                               2003        0.924           1.270               1,562,630
                                                               2002        1.034           0.924                 652,170
                                                               2001        1.000           1.034                 194,753

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 0.80%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (1/97)                            2004        1.644           1.950               5,510,261
                                                               2003        1.327           1.644              26,177,514
                                                               2002        1.786           1.327              26,946,828
                                                               2001        2.435           1.786              29,733,093
                                                               2000        3.143           2.435              30,028,514
                                                               1999        2.063           3.143                 215,894
                                                               1998        1.000           2.063                 241,615

   High Yield Bond Trust (3/97)                                2004        1.890           2.039                 727,263
                                                               2003        1.475           1.890               1,476,033
                                                               2002        1.422           1.475               1,341,715
                                                               2001        1.308           1.422               1,252,735
                                                               2000        1.306           1.308                 888,540
                                                               1999        1.261           1.306                 245,914
                                                               1998        1.193           1.261                   3,334

   Managed Assets Trust (3/97)                                 2004        1.728           1.876               3,344,096
                                                               2003        1.428           1.728               6,433,587
                                                               2002        1.575           1.428               6,863,051
                                                               2001        1.672           1.575               7,761,938
                                                               2000        1.713           1.672               8,300,279
                                                               1999        1.512           1.713               2,139,292
                                                               1998        1.255           1.512                  51,150

   Money Market Portfolio (9/98)                               2004        1.150           1.152               2,302,279
                                                               2003        1.150           1.150               2,831,048
                                                               2002        1.143           1.150               3,550,503
                                                               2001        1.111           1.143               2,173,177
                                                               2000        1.054           1.111               1,314,965
                                                               1999        1.012           1.054               1,193,784
                                                               1998        1.000           1.012                  16,146

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (7/01)              2004        0.763           0.800                  77,434
                                                               2003        0.615           0.763                  73,363
                                                               2002        0.889           0.615                  59,104
                                                               2001        1.000           0.889                  14,058

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.000           1.109                   8,379

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Growth Fund - Class 2 Shares (5/04)                         2004        1.000           1.091                      --

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        1.000           1.082                     373

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (10/96)          2004        1.587           1.648              22,087,466
                                                               2003        1.515           1.587              27,859,329
                                                               2002        1.402           1.515              28,571,418
                                                               2001        1.322           1.402              26,013,416
                                                               2000        1.186           1.322              11,479,892
                                                               1999        1.230           1.186               4,355,250
                                                               1998        1.137           1.230                 872,955

   CitiStreet International Stock Fund - Class I (3/97)        2004        1.205           1.373              18,423,024
                                                               2003        0.934           1.205              28,745,348
                                                               2002        1.212           0.934              31,792,301
                                                               2001        1.555           1.212              27,148,815
                                                               2000        1.705           1.555              17,237,557
                                                               1999        1.297           1.705               5,139,992
                                                               1998        1.138           1.297                 791,438

   CitiStreet Large Company Stock Fund - Class I (10/96)       2004        1.100           1.201              31,136,353
                                                               2003        0.865           1.100              46,539,704
                                                               2002        1.130           0.865              42,300,597
                                                               2001        1.352           1.130              35,202,731
                                                               2000        1.603           1.352              22,023,243
                                                               1999        1.620           1.603               5,408,519
                                                               1998        1.414           1.620               1,060,046

   CitiStreet Small Company Stock Fund - Class I (10/96)       2004        1.366           1.557              12,192,341
                                                               2003        0.962           1.366              21,329,351
                                                               2002        1.272           0.962              18,957,697
                                                               2001        1.262           1.272              17,341,913
                                                               2000        1.155           1.262              20,433,293
                                                               1999        0.852           1.155               5,098,615
                                                               1998        0.940           0.852               1,040,352

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (1/98)       2004        1.470           1.822                 247,726
                                                               2003        1.037           1.470                 236,358
                                                               2002        1.182           1.037                 304,408

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   CitiStreet Small Company Stock Fund - Class I
   (continued)                                                 2001        1.319           1.182                 325,619
                                                               2000        1.942           1.319                 254,148
                                                               1999        1.079           1.942                  96,131
                                                               1998        1.000           1.079                     285

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (1/99)            2004        1.853           2.415                 295,879
                                                               2003        1.393           1.853                 289,598
                                                               2002        1.344           1.393                 285,663
                                                               2001        1.245           1.344                 137,268
                                                               2000        0.956           1.245                  67,150
                                                               1999        1.000           0.956                  17,064

   Delaware VIP Small Cap Value Series - Standard
   Class (9/98)                                                2004        1.814           2.186                 977,812
                                                               2003        1.288           1.814                 996,693
                                                               2002        1.375           1.288                 880,143
                                                               2001        1.240           1.375                 542,325
                                                               2000        1.057           1.240                 197,100
                                                               1999        1.120           1.057                  86,532
                                                               1998        1.000           1.120                   2,407

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (9/98)                           2004        1.606           1.774               2,350,402
                                                               2003        1.229           1.606               3,883,410
                                                               2002        1.532           1.229               3,863,252
                                                               2001        1.645           1.532               3,043,988
                                                               2000        1.464           1.645               1,819,121
                                                               1999        1.198           1.464                 363,977
                                                               1998        1.000           1.198                   1,748

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/98)                           2004        1.048           1.092               7,461,713
                                                               2003        0.872           1.048               8,370,984
                                                               2002        1.055           0.872               9,251,637
                                                               2001        1.173           1.055              10,775,406
                                                               2000        1.190           1.173               9,459,681

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (continued)                      1999        1.076           1.190               6,527,393
                                                               1998        1.000           1.076                  60,832

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/03)       2004        1.204           1.345                  35,258
                                                               2003        1.000           1.204                  20,622

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/04)                                               2004        1.000           1.234                      --

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        1.000           1.156                   7,482

   Templeton Growth Securities Fund - Class 2 Shares (5/04)    2004        1.000           1.126                  12,517

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        0.954           1.029                 330,800
                                                               2003        0.772           0.954                 312,504
                                                               2002        0.943           0.772                 205,234
                                                               2001        1.000           0.943                  31,907

   Equity Index Portfolio - Class II Shares (5/99)             2004        0.834           0.912               5,804,754
                                                               2003        0.658           0.834               5,331,997
                                                               2002        0.855           0.658               4,457,211
                                                               2001        0.983           0.855               2,849,660
                                                               2000        1.093           0.983               1,566,175
                                                               1999        1.000           1.093               1,014,729

   Fundamental Value Portfolio (5/01)                          2004        0.992           1.065               1,099,073
                                                               2003        0.722           0.992                 972,729
                                                               2002        0.924           0.722                 693,928
                                                               2001        1.000           0.924                  71,327

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/01)                  2004        1.005           1.080                 228,246
                                                               2003        0.891           1.005                 226,568

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Balanced Portfolio - Service Shares (continued)             2002        0.962           0.891                 163,634
                                                               2001        1.000           0.962                  13,448

   Mid Cap Growth Portfolio - Service Shares (7/01)            2004        0.736           0.880                 134,271
                                                               2003        0.551           0.736                  49,994
                                                               2002        0.772           0.551                  28,529
                                                               2001        1.000           0.772                   1,477

   Worldwide Growth Portfolio - Service Shares (7/01)          2004        0.759           0.787                 201,672
                                                               2003        0.619           0.759                 212,144
                                                               2002        0.840           0.619                 186,360
                                                               2001        1.000           0.840                  23,216

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.000           1.127                     781

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        1.000           1.111                  22,529

   Mid-Cap Value Portfolio (5/04)                              2004        1.000           1.165                   3,684

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.078                      41

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (7/01)        2004        1.192           1.240                 584,319
                                                               2003        1.144           1.192                 635,374
                                                               2002        1.057           1.144                 354,014
                                                               2001        1.000           1.057                  45,689

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2004        0.740           0.790                  23,413
                                                               2003        0.565           0.740                   6,382
                                                               2002        0.809           0.565                   6,121
                                                               2001        1.000           0.809                   1,007

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT International Equity Fund - Class IB
   Shares (7/01)                                               2004        0.897           1.033                 327,039
                                                               2003        0.703           0.897                 276,184
                                                               2002        0.861           0.703                 133,696
                                                               2001        1.000           0.861                   2,266

   Putnam VT Small Cap Value Fund - Class IB Shares (7/01)     2004        1.315           1.647                 264,688
                                                               2003        0.886           1.315                 211,738
                                                               2002        1.093           0.886                 109,259
                                                               2001        1.000           1.093                  17,255

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (7/01)                               2004        1.688           1.814                 994,556
                                                               2003        1.224           1.688                 964,724
                                                               2002        1.646           1.224                 926,755
                                                               2001        1.628           1.646                 759,039
                                                               2000        1.388           1.628                 224,472
                                                               1999        1.146           1.388                  88,070
                                                               1998        1.000           1.146                   4,438

   Investors Fund - Class I (10/98)                            2004        1.455           1.593                 565,592
                                                               2003        1.109           1.455                 586,238
                                                               2002        1.452           1.109                 497,449
                                                               2001        1.527           1.452                 384,727
                                                               2000        1.336           1.527                  98,402
                                                               1999        1.206           1.336                  66,421
                                                               1998        1.000           1.206                   1,374

   Small Cap Growth Fund - Class I (5/01)                      2004        0.932           1.064                  42,130
                                                               2003        0.631           0.932                  39,230
                                                               2002        0.974           0.631                  39,523
                                                               2001        1.000           0.974                   2,204

   Total Return Fund - Class I (9/98)                          2004        1.185           1.278                  80,303
                                                               2003        1.031           1.185                  97,044
                                                               2002        1.116           1.031                  89,345
                                                               2001        1.134           1.116                  66,956
                                                               2000        1.059           1.134                  37,113

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Fund - Class I (continued)                     1999        1.059           1.059                  30,146
                                                               1998        1.000           1.059                   6,719

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (7/01)             2004        0.807           0.828                  37,131
                                                               2003        0.659           0.807                  28,990
                                                               2002        0.897           0.659                  14,667
                                                               2001        1.000           0.897                   3,470

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/01)                                            2004        0.869           0.887                  53,043
                                                               2003        0.652           0.869                  44,619
                                                               2002        0.898           0.652                  28,903
                                                               2001        1.000           0.898                  28,501

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (9/98)                       2004        1.438           1.666                 155,798
                                                               2003        1.048           1.438                 164,392
                                                               2002        1.374           1.048                 139,394
                                                               2001        1.331           1.374                  62,073
                                                               2000        1.244           1.331                  36,164
                                                               1999        1.291           1.244                  15,579
                                                               1998        1.000           1.291                   1,963

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)                     2004        1.394           1.470                      --
                                                               2003        1.113           1.394                      --
                                                               2002        1.207           1.113                      --
                                                               2001        1.226           1.207                      --
                                                               2000        1.099           1.226                      --
                                                               1999        1.000           1.099                      --

   Disciplined Mid Cap Stock Portfolio (9/98)                  2004        1.802           2.082                 608,550
                                                               2003        1.358           1.802               1,926,826
                                                               2002        1.598           1.358               1,638,704
                                                               2001        1.678           1.598               1,069,783
                                                               2000        1.451           1.678                 464,358
                                                               1999        1.289           1.451                  45,075
                                                               1998        1.000           1.289                   1,037

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Equity Income Portfolio (7/97)                              2004        1.373           1.497               3,648,618
                                                               2003        1.055           1.373               3,815,445
                                                               2002        1.236           1.055               3,877,818
                                                               2001        1.334           1.236               3,856,038
                                                               2000        1.232           1.334               3,017,488
                                                               1999        1.184           1.232               2,144,584
                                                               1998        1.062           1.184                  86,915

   Federated High Yield Portfolio (10/97)                      2004        1.236           1.354                 106,443
                                                               2003        1.018           1.236                  98,872
                                                               2002        0.990           1.018                  89,229
                                                               2001        0.979           0.990                  40,900
                                                               2000        1.074           0.979                  37,604
                                                               1999        1.050           1.074                  38,465
                                                               1998        1.011           1.050                  11,120

   Federated Stock Portfolio (7/97)                            2004        1.392           1.526                 684,873
                                                               2003        1.099           1.392                 764,247
                                                               2002        1.373           1.099                 837,314
                                                               2001        1.362           1.373                 669,949
                                                               2000        1.323           1.362                 357,769
                                                               1999        1.266           1.323                 269,231
                                                               1998        1.083           1.266                   8,544

   Large Cap Portfolio (7/97)                                  2004        1.169           1.235               5,245,117
                                                               2003        0.945           1.169               5,592,251
                                                               2002        1.234           0.945               5,781,266
                                                               2001        1.504           1.234               5,782,038
                                                               2000        1.773           1.504               3,641,258
                                                               1999        1.382           1.773               2,550,992
                                                               1998        1.028           1.382                  10,852

   Lazard International Stock Portfolio (8/97)                 2004        0.937           1.075                 678,502
                                                               2003        0.734           0.937                 675,699
                                                               2002        0.850           0.734                 793,486
                                                               2001        1.161           0.850                 798,507
                                                               2000        1.322           1.161                 596,990
                                                               1999        1.095           1.322                 369,840
                                                               1998        0.980           1.095                   6,737

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (10/98)              2004        0.982           1.129                 569,173
                                                               2003        0.817           0.982                 589,994
                                                               2002        1.101           0.817                 698,313
                                                               2001        1.431           1.101                 734,385
                                                               2000        1.527           1.431                 486,870
                                                               1999        1.245           1.527                 301,212
                                                               1998        1.000           1.245                   7,232

   MFS Emerging Growth Portfolio (5/01)                        2004        0.681           0.761                  27,954
                                                               2003        0.531           0.681                  22,659
                                                               2002        0.815           0.531                  16,782
                                                               2001        1.000           0.815                   2,628

   MFS Mid Cap Growth Portfolio (9/98)                         2004        1.119           1.267               1,727,825
                                                               2003        0.823           1.119               1,669,471
                                                               2002        1.622           0.823               1,775,158
                                                               2001        2.142           1.622               1,560,715
                                                               2000        1.974           2.142                 808,819
                                                               1999        1.212           1.974                 233,024
                                                               1998        1.000           1.212                   1,512

   MFS Value Portfolio (5/04)                                  2004        1.000           1.127                      --

   Pioneer Fund Portfolio (3/97)                               2004        1.196           1.318                 468,411
                                                               2003        0.974           1.196               1,082,084
                                                               2002        1.407           0.974               1,114,906
                                                               2001        1.842           1.407               1,267,842
                                                               2000        1.494           1.842                 920,744
                                                               1999        1.507           1.494                 118,785
                                                               1998        1.285           1.507                   1,413

   Social Awareness Stock Portfolio (10/96)                    2004        1.552           1.636                 907,516
                                                               2003        1.214           1.552               1,729,132
                                                               2002        1.629           1.214               1,871,608
                                                               2001        1.947           1.629               1,999,114
                                                               2000        1.972           1.947               1,713,947
                                                               1999        1.716           1.972                 608,076
                                                               1998        1.308           1.716                  18,134

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Travelers Quality Bond Portfolio (9/97)                     2004        1.385           1.419                 583,093
                                                               2003        1.305           1.385               2,027,577
                                                               2002        1.243           1.305               2,407,596
                                                               2001        1.170           1.243               2,340,766
                                                               2000        1.102           1.170               1,513,495
                                                               1999        1.099           1.102                 151,498
                                                               1998        1.021           1.099                      32

   U.S. Government Securities Portfolio (10/96)                2004        1.632           1.718               1,163,642
                                                               2003        1.601           1.632               2,737,867
                                                               2002        1.420           1.601               2,881,421
                                                               2001        1.353           1.420               1,949,970
                                                               2000        1.192           1.353                 657,535
                                                               1999        1.253           1.192                 110,708
                                                               1998        1.146           1.253                  29,647

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.840           0.888               1,177,150
                                                               2003        0.655           0.840               1,170,591
                                                               2002        0.867           0.655               1,194,096
                                                               2001        1.000           0.867                  10,002

   MFS Total Return Portfolio (3/97)                           2004        1.769           1.956               3,094,227
                                                               2003        1.530           1.769               4,087,108
                                                               2002        1.628           1.530               4,135,912
                                                               2001        1.641           1.628               3,693,144
                                                               2000        1.418           1.641               1,699,453
                                                               1999        1.393           1.418               1,023,136
                                                               1998        1.257           1.393                  85,454

   Pioneer Strategic Income Portfolio (10/96)                  2004        1.389           1.529                 463,747
                                                               2003        1.171           1.389                 641,914
                                                               2002        1.115           1.171                 578,159
                                                               2001        1.079           1.115                 645,466
                                                               2000        1.091           1.079                 578,829
                                                               1999        1.088           1.091                 278,395
                                                               1998        1.080           1.088                  36,325

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.001           1.005                      --
                                                               2003        1.000           1.001                      --

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.846           0.923               2,306,943
                                                               2003        0.634           0.846               2,018,669
                                                               2002        0.949           0.634               1,128,359
                                                               2001        1.000           0.949                 170,156

   Smith Barney High Income Portfolio (10/96)                  2004        1.263           1.384                 289,938
                                                               2003        0.999           1.263                 496,206
                                                               2002        1.040           0.999                 369,750
                                                               2001        1.090           1.040                 494,130
                                                               2000        1.194           1.090                 329,280
                                                               1999        1.173           1.194                 230,410
                                                               1998        1.178           1.173                   2,810

   Smith Barney International All Cap Growth
   Portfolio (3/97)                                            2004        0.877           1.026               1,767,015
                                                               2003        0.694           0.877               2,528,900
                                                               2002        0.941           0.694               2,622,169
                                                               2001        1.378           0.941               2,754,102
                                                               2000        1.823           1.378               1,750,019
                                                               1999        1.096           1.823                 349,576
                                                               1998        1.037           1.096                   4,211

   Smith Barney Large Cap Value Portfolio (3/97)               2004        1.378           1.512                 307,347
                                                               2003        1.088           1.378                 937,091
                                                               2002        1.471           1.088                 893,672
                                                               2001        1.615           1.471                 751,488
                                                               2000        1.439           1.615               1,347,297
                                                               1999        1.449           1.439                  77,050
                                                               1998        1.330           1.449                   7,331

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2004        1.492           1.485               1,743,036
                                                               2003        1.019           1.492               1,869,033
                                                               2002        1.365           1.019               1,932,920
                                                               2001        1.573           1.365               1,925,998
                                                               2000        1.704           1.573               1,305,175

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Large Capitalization Growth Portfolio
   (continued)                                                 1999        1.313           1.704                 649,086
                                                               1998        1.000           1.313                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Money Market Portfolio (3/97)                  2004        1.238           1.239                 467,624
                                                               2003        1.240           1.238                 850,812
                                                               2002        1.234           1.240               1,402,440
                                                               2001        1.200           1.234               1,539,891
                                                               2000        1.141           1.200               1,166,205
                                                               1999        1.097           1.141                  42,339
                                                               1998        1.053           1.097                   2,799

   Strategic Equity Portfolio (3/97)                           2004        1.384           1.513               8,657,479
                                                               2003        1.052           1.384              20,871,610
                                                               2002        1.597           1.052              21,981,668
                                                               2001        1.858           1.597              24,269,522
                                                               2000        2.290           1.858              23,043,619
                                                               1999        1.746           2.290               3,927,438
                                                               1998        1.363           1.746                  66,181

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2004        1.257           1.464                   5,458
                                                               2003        1.000           1.257                      --

   Emerging Growth Portfolio - Class II Shares (7/03)          2004        0.688           0.729                  93,510
                                                               2003        0.546           0.688                  61,424
                                                               2002        0.818           0.546                  43,160
                                                               2001        1.000           0.818                   9,230

   Enterprise Portfolio - Class II Shares (5/01)               2004        0.794           0.818                   5,962
                                                               2003        0.637           0.794                   4,309
                                                               2002        0.912           0.637                   5,145
                                                               2001        1.000           0.912                   2,535

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (7/03)                                            2004        0.986           1.130                  33,390
                                                               2003        0.700           0.986                  30,845
                                                               2002        0.949           0.700                   6,439
                                                               2001        1.000           0.949                   2,157

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (4/03)            2004        1.083           1.238                 840,729
                                                               2003        0.852           1.083                 610,191

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Contrafund(R) Portfolio - Service Class 2 (continued)       2002        0.950           0.852                 251,956
                                                               2001        1.000           0.950                     655

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (9/01)                                              2004        0.962           0.967                  39,094
                                                               2003        0.777           0.962                  38,317
                                                               2002        0.847           0.777                  25,942
                                                               2001        1.000           0.847                   1,000

   Mid Cap Portfolio - Service Class 2 (7/01)                  2004        1.264           1.563                 473,022
                                                               2003        0.921           1.264                 353,263
                                                               2002        1.032           0.921                 237,347
                                                               2001        1.000           1.032                  50,422

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 0.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (1/97)                            2004        1.633           1.934               7,119,040
                                                               2003        1.319           1.633               7,759,611
                                                               2002        1.776           1.319               8,312,995
                                                               2001        2.425           1.776               7,353,745
                                                               2000        3.132           2.425               8,351,011
                                                               1999        2.059           3.132               5,825,126
                                                               1998        1.285           2.059               2,581,625
                                                               1997        1.000           1.285                 126,822

   High Yield Bond Trust (3/97)                                2004        1.876           2.022               1,205,658
                                                               2003        1.466           1.876               1,347,718
                                                               2002        1.414           1.466               1,273,395
                                                               2001        1.303           1.414               1,092,333
                                                               2000        1.302           1.303               1,041,038
                                                               1999        1.258           1.302                 715,406
                                                               1998        1.191           1.258                 255,952
                                                               1997        1.000           1.191                   7,092

   Managed Assets Trust (3/97)                                 2004        1.715           1.860               9,319,822
                                                               2003        1.419           1.715              10,487,685
                                                               2002        1.566           1.419              11,222,707
                                                               2001        1.665           1.566              10,742,074
                                                               2000        1.708           1.665              10,503,987
                                                               1999        1.509           1.708               6,231,885
                                                               1998        1.254           1.509               1,472,171
                                                               1997        1.000           1.254                  74,574

   Money Market Portfolio (9/98)                               2004        1.144           1.145               3,813,983
                                                               2003        1.145           1.144               4,725,783
                                                               2002        1.140           1.145               4,862,455
                                                               2001        1.108           1.140               3,329,970
                                                               2000        1.053           1.108               1,855,767
                                                               1999        1.012           1.053               1,189,996
                                                               1998        1.000           1.012                   9,415

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (7/01)              2004        0.761           0.797                 155,719
                                                               2003        0.614           0.761                 142,910
                                                               2002        0.888           0.614                 119,303
                                                               2001        1.000           0.888                  17,938

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.000           1.108                  20,388

   Growth Fund - Class 2 Shares (5/04)                         2004        1.000           1.090                 100,116

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        1.000           1.082                  43,157

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (10/96)          2004        1.576           1.634              33,286,337
                                                               2003        1.506           1.576              33,323,373
                                                               2002        1.395           1.506              34,775,771
                                                               2001        1.317           1.395              30,361,670
                                                               2000        1.183           1.317              14,899,209
                                                               1999        1.227           1.183               9,288,007
                                                               1998        1.135           1.227               2,127,335
                                                               1997        1.000           1.135                 115,168

   CitiStreet International Stock Fund - Class I (3/97)        2004        1.196           1.362              22,557,627
                                                               2003        0.928           1.196              26,460,006
                                                               2002        1.206           0.928              30,021,643
                                                               2001        1.549           1.206              23,995,470
                                                               2000        1.699           1.549              15,136,568
                                                               1999        1.294           1.699               9,785,093
                                                               1998        1.136           1.294               2,315,866
                                                               1997        1.000           1.136                 145,853

   CitiStreet Large Company Stock Fund - Class I (10/96)       2004        1.092           1.191              40,567,075
                                                               2003        0.860           1.092              44,895,679
                                                               2002        1.124           0.860              42,762,585
                                                               2001        1.347           1.124              33,478,901
                                                               2000        1.598           1.347              21,922,793
                                                               1999        1.617           1.598              12,359,933
                                                               1998        1.412           1.617               3,149,947
                                                               1997        1.000           1.412                 185,044

   CitiStreet Small Company Stock Fund - Class I (10/96)       2004        1.356           1.544              14,893,781
                                                               2003        0.956           1.356              17,742,614
                                                               2002        1.265           0.956              16,221,571

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   CitiStreet Small Company Stock Fund - Class I
   (continued)                                                 2001        1.257           1.265              14,103,051
                                                               2000        1.152           1.257              16,945,813
                                                               1999        0.850           1.152              11,854,378
                                                               1998        0.939           0.850               2,811,132
                                                               1997        1.000           0.939                 129,811

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (1/98)       2004        1.462           1.811                 439,086
                                                               2003        1.033           1.462                 493,463
                                                               2002        1.178           1.033                 462,012
                                                               2001        1.316           1.178                 428,951
                                                               2000        1.940           1.316                 416,918
                                                               1999        1.079           1.940                 130,887
                                                               1998        1.000           1.079                     309

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (1/99)            2004        1.843           2.400                 661,395
                                                               2003        1.388           1.843                 577,035
                                                               2002        1.340           1.388                 566,695
                                                               2001        1.243           1.340                 200,175
                                                               2000        0.955           1.243                  93,827
                                                               1999        1.000           0.955                  31,985

   Delaware VIP Small Cap Value Series - Standard
   Class (9/98)                                                2004        1.805           2.173               1,380,320
                                                               2003        1.283           1.805               1,187,991
                                                               2002        1.371           1.283               1,043,013
                                                               2001        1.237           1.371                 512,386
                                                               2000        1.056           1.237                 286,654
                                                               1999        1.120           1.056                 128,715
                                                               1998        1.000           1.120                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (9/98)                           2004        1.598           1.763               3,672,427
                                                               2003        1.224           1.598               3,791,241
                                                               2002        1.527           1.224               3,537,725
                                                               2001        1.642           1.527               2,746,630

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (continued)                      2000        1.462           1.642               1,522,221
                                                               1999        1.198           1.462                 437,132
                                                               1998        1.000           1.198                   2,563

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/98)                           2004        1.042           1.085               7,085,943
                                                               2003        0.868           1.042               7,848,145
                                                               2002        1.051           0.868               7,987,601
                                                               2001        1.170           1.051               8,040,744
                                                               2000        1.188           1.170               7,923,781
                                                               1999        1.076           1.188               5,775,356
                                                               1998        1.000           1.076                  18,841

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/03)       2004        1.203           1.343                  63,881
                                                               2003        1.000           1.203                     419

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/04)                                               2004        1.000           1.233                  14,936

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        1.000           1.156                  24,205

   Templeton Growth Securities Fund - Class 2 Shares (5/04)    2004        1.000           1.125                  13,087

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        0.951           1.026                 445,019
                                                               2003        0.771           0.951                 297,917
                                                               2002        0.943           0.771                 158,885
                                                               2001        1.000           0.943                   5,643

   Equity Index Portfolio - Class II Shares (5/99)             2004        0.830           0.907              10,703,405
                                                               2003        0.656           0.830              11,088,386
                                                               2002        0.853           0.656              10,110,522
                                                               2001        0.982           0.853               8,223,768
                                                               2000        1.092           0.982               5,518,988
                                                               1999        1.000           1.092               1,901,306

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Fundamental Value Portfolio (5/01)                          2004        0.990           1.061               3,118,323
                                                               2003        0.720           0.990               2,853,835
                                                               2002        0.924           0.720               2,191,811
                                                               2001        1.000           0.924                 440,652

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/01)                  2004        1.003           1.076               1,459,758
                                                               2003        0.890           1.003               1,236,613
                                                               2002        0.962           0.890                 846,384
                                                               2001        1.000           0.962                 164,981

   Mid Cap Growth Portfolio - Service Shares (7/01)            2004        0.734           0.877                 253,071
                                                               2003        0.550           0.734                 164,576
                                                               2002        0.772           0.550                  99,571
                                                               2001        1.000           0.772                   8,526

   Worldwide Growth Portfolio - Service Shares (7/01)          2004        0.757           0.784                 532,525
                                                               2003        0.618           0.757                 460,203
                                                               2002        0.839           0.618                 429,601
                                                               2001        1.000           0.839                  40,798

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.000           1.126                  13,219

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        1.000           1.110                  17,490

   Mid-Cap Value Portfolio (5/04)                              2004        1.000           1.164                  37,796

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.077                   3,315

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (7/01)        2004        1.189           1.236               1,382,613
                                                               2003        1.142           1.189               1,042,471
                                                               2002        1.056           1.142                 889,048
                                                               2001        1.000           1.056                  53,795

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2004        0.738           0.787                  17,365
                                                               2003        0.564           0.738                  29,852
                                                               2002        0.808           0.564                  55,233
                                                               2001        1.000           0.808                      24

   Putnam VT International Equity Fund - Class IB
   Shares (7/01)                                               2004        0.894           1.030                 422,444
                                                               2003        0.702           0.894                 391,357
                                                               2002        0.860           0.702                 361,446
                                                               2001        1.000           0.860                  28,620

   Putnam VT Small Cap Value Fund - Class IB Shares (7/01)     2004        1.312           1.641                 585,757
                                                               2003        0.885           1.312                 483,680
                                                               2002        1.092           0.885                 354,693
                                                               2001        1.000           1.092                  82,682

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (7/01)                               2004        1.679           1.803               3,401,156
                                                               2003        1.219           1.679               3,127,938
                                                               2002        1.641           1.219               2,774,490
                                                               2001        1.625           1.641               1,748,997
                                                               2000        1.387           1.625                 830,518
                                                               1999        1.146           1.387                 200,061
                                                               1998        1.000           1.146                     246

   Investors Fund - Class I (10/98)                            2004        1.448           1.584                 889,824
                                                               2003        1.104           1.448                 902,392
                                                               2002        1.447           1.104                 870,678
                                                               2001        1.524           1.447                 659,155
                                                               2000        1.334           1.524                 114,539
                                                               1999        1.206           1.334                  62,568
                                                               1998        1.000           1.206                      --

   Small Cap Growth Fund - Class I (5/01)                      2004        0.929           1.060                 228,170
                                                               2003        0.630           0.929                 134,409
                                                               2002        0.973           0.630                  69,007
                                                               2001        1.000           0.973                   2,230

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Fund - Class I (9/98)                          2004        1.179           1.270                 380,349
                                                               2003        1.026           1.179                 474,441
                                                               2002        1.112           1.026                 427,969
                                                               2001        1.131           1.112                 299,085
                                                               2000        1.058           1.131                 238,124
                                                               1999        1.059           1.058                 128,948
                                                               1998        1.000           1.059                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (7/01)             2004        0.805           0.825                 118,865
                                                               2003        0.658           0.805                  98,038
                                                               2002        0.897           0.658                  79,175
                                                               2001        1.000           0.897                   9,901

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/01)                                            2004        0.866           0.883                  10,798
                                                               2003        0.651           0.866                  12,623
                                                               2002        0.897           0.651                  15,167
                                                               2001        1.000           0.897                   1,374

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (9/98)                       2004        1.431           1.656                 363,799
                                                               2003        1.043           1.431                 352,110
                                                               2002        1.370           1.043                 363,737
                                                               2001        1.328           1.370                 162,224
                                                               2000        1.242           1.328                  51,233
                                                               1999        1.290           1.242                  16,658
                                                               1998        1.000           1.290                     325

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)                     2004        1.388           1.463                      --
                                                               2003        1.110           1.388                      --
                                                               2002        1.204           1.110                      --
                                                               2001        1.225           1.204                      --
                                                               2000        1.098           1.225                      --
                                                               1999        1.000           1.098                      --

   Disciplined Mid Cap Stock Portfolio (9/98)                  2004        1.793           2.069               1,060,803
                                                               2003        1.352           1.793               1,121,697
                                                               2002        1.593           1.352               1,139,600

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Disciplined Mid Cap Stock Portfolio (continued)             2001        1.675           1.593                 887,516
                                                               2000        1.449           1.675                 551,755
                                                               1999        1.289           1.449                 240,631
                                                               1998        1.000           1.289                      --

   Equity Income Portfolio (7/97)                              2004        1.364           1.486               7,766,610
                                                               2003        1.050           1.364               8,505,278
                                                               2002        1.231           1.050               9,014,270
                                                               2001        1.330           1.231               8,908,492
                                                               2000        1.229           1.330               8,694,057
                                                               1999        1.182           1.229               6,669,310
                                                               1998        1.062           1.182               2,633,036
                                                               1997        1.000           1.062                  66,733

   Federated High Yield Portfolio (10/97)                      2004        1.229           1.344                 145,493
                                                               2003        1.013           1.229                 142,648
                                                               2002        0.985           1.013                 136,893
                                                               2001        0.975           0.985                 213,598
                                                               2000        1.072           0.975                 279,023
                                                               1999        1.049           1.072                 218,380
                                                               1998        1.011           1.049                  99,171
                                                               1997        1.000           1.011                   3,118

   Federated Stock Portfolio (7/97)                            2004        1.383           1.515               1,402,815
                                                               2003        1.093           1.383               1,405,284
                                                               2002        1.367           1.093               1,644,124
                                                               2001        1.357           1.367               1,405,018
                                                               2000        1.320           1.357               1,809,305
                                                               1999        1.264           1.320               1,413,168
                                                               1998        1.083           1.264                 591,770
                                                               1997        1.000           1.083                  21,106

   Large Cap Portfolio (7/97)                                  2004        1.161           1.226               6,291,689
                                                               2003        0.940           1.161               7,068,308
                                                               2002        1.228           0.940               7,267,402
                                                               2001        1.499           1.228               7,061,359
                                                               2000        1.769           1.499               7,995,633
                                                               1999        1.380           1.769               4,955,852
                                                               1998        1.028           1.380                 520,424
                                                               1997        1.000           1.028                  15,145

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Lazard International Stock Portfolio (8/97)                 2004        0.931           1.068               1,168,328
                                                               2003        0.730           0.931               1,114,148
                                                               2002        0.847           0.730               1,208,152
                                                               2001        1.157           0.847               1,156,058
                                                               2000        1.319           1.157               1,022,403
                                                               1999        1.093           1.319                 440,369
                                                               1998        0.979           1.093                 139,586
                                                               1997        1.000           0.979                   3,686

   Merrill Lynch Large Cap Core Portfolio (10/98)              2004        0.977           1.122                 369,816
                                                               2003        0.814           0.977                 410,094
                                                               2002        1.097           0.814                 463,710
                                                               2001        1.427           1.097                 367,340
                                                               2000        1.525           1.427                 271,264
                                                               1999        1.245           1.525                 120,603
                                                               1998        1.000           1.245                     214

   MFS Emerging Growth Portfolio (5/01)                        2004        0.679           0.759                  95,469
                                                               2003        0.530           0.679                  60,146
                                                               2002        0.814           0.530                  11,865
                                                               2001        1.000           0.814                   2,723

   MFS Mid Cap Growth Portfolio (9/98)                         2004        1.113           1.259               2,446,747
                                                               2003        0.820           1.113               2,656,075
                                                               2002        1.617           0.820               2,515,434
                                                               2001        2.137           1.617               1,931,448
                                                               2000        1.972           2.137               1,377,795
                                                               1999        1.212           1.972                 154,186
                                                               1998        1.000           1.212                     538

   MFS Value Portfolio (5/04)                                  2004        1.000           1.126                   3,503

   Pioneer Fund Portfolio (3/97)                               2004        1.187           1.308               1,089,065
                                                               2003        0.968           1.187               1,202,636
                                                               2002        1.399           0.968               1,171,906
                                                               2001        1.834           1.399               1,031,776
                                                               2000        1.489           1.834                 656,973
                                                               1999        1.504           1.489                 375,024
                                                               1998        1.284           1.504                  77,322
                                                               1997        1.000           1.284                   1,816

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Social Awareness Stock Portfolio (10/96)                    2004        1.541           1.622               2,804,373
                                                               2003        1.207           1.541               3,178,233
                                                               2002        1.620           1.207               3,494,280
                                                               2001        1.939           1.620               3,425,737
                                                               2000        1.966           1.939               3,098,531
                                                               1999        1.712           1.966               2,313,144
                                                               1998        1.307           1.712                 417,397
                                                               1997        1.000           1.307                   6,831

   Travelers Quality Bond Portfolio (9/97)                     2004        1.376           1.409               1,257,867
                                                               2003        1.298           1.376               1,262,182
                                                               2002        1.238           1.298               1,222,675
                                                               2001        1.166           1.238               1,017,864
                                                               2000        1.100           1.166                 536,459
                                                               1999        1.098           1.100                 382,500
                                                               1998        1.020           1.098                     806

   U.S. Government Securities Portfolio (10/96)                2004        1.620           1.704               2,433,134
                                                               2003        1.591           1.620               2,731,377
                                                               2002        1.413           1.591               2,516,486
                                                               2001        1.347           1.413               1,682,264
                                                               2000        1.188           1.347               1,106,538
                                                               1999        1.250           1.188                 880,918
                                                               1998        1.145           1.250                 210,497
                                                               1997        1.000           1.145                   3,011

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.838           0.885               1,104,995
                                                               2003        0.654           0.838               1,071,564
                                                               2002        0.867           0.654               1,031,030
                                                               2001        1.000           0.867                   2,726

   MFS Total Return Portfolio (3/97)                           2004        1.756           1.940               4,604,359
                                                               2003        1.520           1.756               4,176,293
                                                               2002        1.619           1.520               3,806,000
                                                               2001        1.634           1.619               2,739,880
                                                               2000        1.414           1.634               1,737,087
                                                               1999        1.390           1.414               1,607,844
                                                               1998        1.256           1.390                 338,122
                                                               1997        1.000           1.256                  11,241

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Strategic Income Portfolio (10/96)                  2004        1.379           1.516                 517,204
                                                               2003        1.164           1.379                 513,026
                                                               2002        1.109           1.164                 505,465
                                                               2001        1.074           1.109                 452,977
                                                               2000        1.088           1.074                 358,569
                                                               1999        1.086           1.088                 249,302
                                                               1998        1.088           1.086                  95,775
                                                               1997        1.000           1.088                   1,776

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.001           1.003                      --
                                                               2003        1.000           1.001                      --

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.844           0.919               3,621,393
                                                               2003        0.633           0.844               3,360,125
                                                               2002        0.948           0.633               2,480,829
                                                               2001        1.000           0.948                 563,198

   Smith Barney High Income Portfolio (10/96)                  2004        1.254           1.373                 542,473
                                                               2003        0.992           1.254                 536,859
                                                               2002        1.035           0.992                 555,853
                                                               2001        1.085           1.035                 499,948
                                                               2000        1.191           1.085                 575,899
                                                               1999        1.171           1.191                 469,907
                                                               1998        1.176           1.171                 131,098
                                                               1997        1.000           1.176                   3,775

   Smith Barney International All Cap Growth
   Portfolio (3/97)                                            2004        0.871           1.017               1,781,163
                                                               2003        0.689           0.871               1,882,936
                                                               2002        0.936           0.689               2,046,810
                                                               2001        1.373           0.936               1,871,050
                                                               2000        1.817           1.373               2,064,021
                                                               1999        1.093           1.817               1,188,533
                                                               1998        1.036           1.093                 180,603
                                                               1997        1.000           1.036                  17,229

   Smith Barney Large Cap Value Portfolio (3/97)               2004        1.368           1.499                 692,603
                                                               2003        1.081           1.368                 738,959
                                                               2002        1.463           1.081                 842,410

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Large Cap Value Portfolio (continued)          2001        1.608           1.463               1,110,331
                                                               2000        1.434           1.608               1,162,121
                                                               1999        1.446           1.434                 896,535
                                                               1998        1.329           1.446                 509,575
                                                               1997        1.000           1.329                  75,718

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2004        1.484           1.476               1,719,148
                                                               2003        1.015           1.484               1,941,955
                                                               2002        1.361           1.015               1,940,776
                                                               2001        1.570           1.361               1,850,997
                                                               2000        1.702           1.570               1,419,996
                                                               1999        1.313           1.702                 663,945
                                                               1998        1.000           1.313                   4,942

   Smith Barney Money Market Portfolio (3/97)                  2004        1.229           1.229               1,343,408
                                                               2003        1.232           1.229               1,342,321
                                                               2002        1.228           1.232               1,247,340
                                                               2001        1.195           1.228               1,220,955
                                                               2000        1.137           1.195               1,095,586
                                                               1999        1.095           1.137                 700,936
                                                               1998        1.052           1.095                 296,260
                                                               1997        1.000           1.052                  19,063

   Strategic Equity Portfolio (3/97)                           2004        1.374           1.501               7,455,295
                                                               2003        1.046           1.374               8,333,571
                                                               2002        1.589           1.046               8,885,320
                                                               2001        1.850           1.589               8,483,917
                                                               2000        2.283           1.850               7,514,662
                                                               1999        1.742           2.283               4,335,442
                                                               1998        1.362           1.742               1,050,338
                                                               1997        1.000           1.362                  27,182

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2004        1.256           1.462                 103,874
                                                               2003        1.000           1.256                  62,135

   Emerging Growth Portfolio - Class II Shares (7/03)          2004        0.687           0.727                 257,071
                                                               2003        0.545           0.687                 254,916

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Emerging Growth Portfolio - Class II Shares (continued)     2002        0.817           0.545                 205,986
                                                               2001        1.000           0.817                   7,044

   Enterprise Portfolio - Class II Shares (5/01)               2004        0.792           0.815                  43,549
                                                               2003        0.636           0.792                  31,131
                                                               2002        0.911           0.636                  28,795
                                                               2001        1.000           0.911                   5,450

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (7/03)                                            2004        0.983           1.126                  95,537
                                                               2003        0.699           0.983                  79,685
                                                               2002        0.948           0.699                  44,797
                                                               2001        1.000           0.948                     341

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (4/03)            2004        1.081           1.233                 633,884
                                                               2003        0.850           1.081                 363,655
                                                               2002        0.949           0.850                 310,059
                                                               2001        1.000           0.949                  73,676

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (9/01)                                              2004        0.960           0.963                  48,367
                                                               2003        0.775           0.960                  88,206
                                                               2002        0.846           0.775                  67,081
                                                               2001        1.000           0.846                   1,317

   Mid Cap Portfolio - Service Class 2 (7/01)                  2004        1.260           1.557                 881,226
                                                               2003        0.920           1.260                 622,123
                                                               2002        1.032           0.920                 481,321
                                                               2001        1.000           1.032                  13,933

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (1/97)                            2004        1.603           1.894               1,739,170
                                                               2003        1.298           1.603               1,800,543
                                                               2002        1.753           1.298               1,993,402
                                                               2001        2.400           1.753               1,026,204
                                                               2000        3.107           2.400                 909,468
                                                               1999        2.047           3.107                 809,231
                                                               1998        1.282           2.047                 429,279
                                                               1997        1.000           1.282                  58,734

   High Yield Bond Trust (3/97)                                2004        1.843           1.981                 284,411
                                                               2003        1.443           1.843                 249,343
                                                               2002        1.396           1.443                 260,817
                                                               2001        1.289           1.396                 190,095
                                                               2000        1.292           1.289                 110,433
                                                               1999        1.251           1.292                  64,829
                                                               1998        1.188           1.251                  33,994
                                                               1997        1.000           1.188                   3,683

   Managed Assets Trust (3/97)                                 2004        1.684           1.822                 959,539
                                                               2003        1.397           1.684               1,016,680
                                                               2002        1.546           1.397               1,058,871
                                                               2001        1.648           1.546                 659,963
                                                               2000        1.694           1.648                 459,188
                                                               1999        1.500           1.694                 274,379
                                                               1998        1.250           1.500                 146,528
                                                               1997        1.000           1.250                  12,488

   Money Market Portfolio (9/98)                               2004        1.128           1.127                 627,877
                                                               2003        1.133           1.128                 590,251
                                                               2002        1.130           1.133                 647,155
                                                               2001        1.102           1.130                 345,550
                                                               2000        1.049           1.102                 100,622
                                                               1999        1.011           1.049                  41,317
                                                               1998        1.000           1.011                   3,453

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (7/01)              2004        0.756           0.790                   2,999
                                                               2003        0.611           0.756                   1,412
                                                               2002        0.886           0.611                      --
                                                               2001        1.000           0.886                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.000           1.106                      --

   Growth Fund - Class 2 Shares (5/04)                         2004        1.000           1.088                   2,690

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        1.000           1.080                   3,166

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (10/96)          2004        1.548           1.601               2,991,212
                                                               2003        1.483           1.548               2,953,611
                                                               2002        1.376           1.483               3,021,646
                                                               2001        1.303           1.376               2,567,937
                                                               2000        1.173           1.303               1,180,423
                                                               1999        1.220           1.173                 415,013
                                                               1998        1.132           1.220                 154,138
                                                               1997        1.000           1.132                  24,590

   CitiStreet International Stock Fund - Class I (3/97)        2004        1.175           1.334               2,909,419
                                                               2003        0.914           1.175               3,343,488
                                                               2002        1.190           0.914               3,800,784
                                                               2001        1.532           1.190               2,019,758
                                                               2000        1.685           1.532               1,092,967
                                                               1999        1.286           1.685                 564,777
                                                               1998        1.133           1.286                 210,146
                                                               1997        1.000           1.133                  25,148

   CitiStreet Large Company Stock Fund - Class I (10/96)       2004        1.072           1.167               3,823,809
                                                               2003        0.847           1.072               4,135,294
                                                               2002        1.110           0.847               3,561,773
                                                               2001        1.333           1.110               2,715,265
                                                               2000        1.585           1.333               1,661,400
                                                               1999        1.608           1.585                 763,197
                                                               1998        1.408           1.608                 347,272
                                                               1997        1.000           1.408                  95,491

   CitiStreet Small Company Stock Fund - Class I (10/96)       2004        1.331           1.513               1,313,625
                                                               2003        0.941           1.331               1,517,445
                                                               2002        1.248           0.941               1,218,122

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   CitiStreet Small Company Stock Fund - Class I
   (continued)                                                 2001        1.243           1.248                 991,516
                                                               2000        1.142           1.243               1,071,633
                                                               1999        0.845           1.142                 627,445
                                                               1998        0.936           0.845                 236,065
                                                               1997        1.000           0.936                  24,064

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (1/98)       2004        1.444           1.783                  68,011
                                                               2003        1.022           1.444                  64,081
                                                               2002        1.169           1.022                  55,791
                                                               2001        1.309           1.169                  46,246
                                                               2000        1.934           1.309                  22,906
                                                               1999        1.079           1.934                   1,865
                                                               1998        1.000           1.079                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (1/99)            2004        1.821           2.365                  68,411
                                                               2003        1.374           1.821                  36,499
                                                               2002        1.330           1.374                  28,806
                                                               2001        1.237           1.330                  17,886
                                                               2000        0.952           1.237                   6,571
                                                               1999        1.000           0.952                   2,453

   Delaware VIP Small Cap Value Series - Standard
   Class (9/98)                                                2004        1.781           2.139                 137,100
                                                               2003        1.269           1.781                 113,727
                                                               2002        1.360           1.269                  82,340
                                                               2001        1.230           1.360                  31,849
                                                               2000        1.053           1.230                  30,241
                                                               1999        1.120           1.053                   9,931
                                                               1998        1.000           1.120                   3,994

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (9/98)                           2004        1.577           1.736                 520,898
                                                               2003        1.211           1.577                 440,247
                                                               2002        1.515           1.211                 368,770
                                                               2001        1.632           1.515                 277,391

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (continued)                      2000        1.457           1.632                 156,058
                                                               1999        1.197           1.457                  44,319
                                                               1998        1.000           1.197                   1,114

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/98)                           2004        1.028           1.068                 488,966
                                                               2003        0.858           1.028                 518,166
                                                               2002        1.042           0.858                 503,174
                                                               2001        1.163           1.042                 389,965
                                                               2000        1.184           1.163                 274,697
                                                               1999        1.074           1.184                 100,924
                                                               1998        1.000           1.074                   1,944

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/03)       2004        1.201           1.337                  25,753
                                                               2003        1.000           1.201                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/04)                                               2004        1.000           1.231                      --

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        1.000           1.154                 101,332

   Templeton Growth Securities Fund - Class 2 Shares (5/04)    2004        1.000           1.123                      --

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        0.945           1.016                  25,317
                                                               2003        0.767           0.945                   5,257
                                                               2002        0.941           0.767                     361
                                                               2001        1.000           0.941                      --

   Equity Index Portfolio - Class II Shares (5/99)             2004        0.821           0.895               1,472,371
                                                               2003        0.650           0.821               1,587,411
                                                               2002        0.847           0.650               1,834,601
                                                               2001        0.978           0.847                 297,514
                                                               2000        1.091           0.978                 139,132
                                                               1999        1.000           1.091                  11,806

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Fundamental Value Portfolio (5/01)                          2004        0.983           1.052                  76,994
                                                               2003        0.717           0.983                  52,791
                                                               2002        0.922           0.717                  27,483
                                                               2001        1.000           0.922                   3,159

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/01)                  2004        0.996           1.066                  46,310
                                                               2003        0.886           0.996                  19,355
                                                               2002        0.960           0.886                   3,729
                                                               2001        1.000           0.960                      --

   Mid Cap Growth Portfolio - Service Shares (7/01)            2004        0.729           0.869                  44,929
                                                               2003        0.548           0.729                  30,870
                                                               2002        0.771           0.548                   8,353
                                                               2001        1.000           0.771                     276

   Worldwide Growth Portfolio - Service Shares (7/01)          2004        0.752           0.777                  21,888
                                                               2003        0.615           0.752                  10,406
                                                               2002        0.838           0.615                  13,379
                                                               2001        1.000           0.838                     312

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.000           1.124                   1,038

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        1.000           1.108                      --

   Mid-Cap Value Portfolio (5/04)                              2004        1.000           1.162                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.076                      --

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (7/01)        2004        1.181           1.224                 137,113
                                                               2003        1.137           1.181                 164,279
                                                               2002        1.055           1.137                  29,918
                                                               2001        1.000           1.055                   5,387

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2004        0.733           0.780                  13,080
                                                               2003        0.562           0.733                  10,885
                                                               2002        0.807           0.562                   8,720
                                                               2001        1.000           0.807                   8,360

   Putnam VT International Equity Fund - Class IB
   Shares (7/01)                                               2004        0.888           1.020                  38,611
                                                               2003        0.699           0.888                  21,113
                                                               2002        0.859           0.699                  17,075
                                                               2001        1.000           0.859                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (7/01)     2004        1.303           1.626                  91,130
                                                               2003        0.881           1.303                  63,649
                                                               2002        1.090           0.881                  75,450
                                                               2001        1.000           1.090                     258

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (7/01)                               2004        1.658           1.775                 261,535
                                                               2003        1.206           1.658                 221,186
                                                               2002        1.628           1.206                 158,645
                                                               2001        1.616           1.628                  94,673
                                                               2000        1.383           1.616                  50,827
                                                               1999        1.146           1.383                   6,664
                                                               1998        1.000           1.146                     164

   Investors Fund - Class I (10/98)                            2004        1.429           1.559                 113,922
                                                               2003        1.092           1.429                  91,499
                                                               2002        1.436           1.092                  75,511
                                                               2001        1.515           1.436                  26,027
                                                               2000        1.330           1.515                   5,096
                                                               1999        1.205           1.330                   1,501
                                                               1998        1.000           1.205                      --

   Small Cap Growth Fund - Class I (5/01)                      2004        0.923           1.050                  44,056
                                                               2003        0.627           0.923                  36,074
                                                               2002        0.971           0.627                  14,644
                                                               2001        1.000           0.971                     172

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Fund - Class I (9/98)                          2004        1.163           1.251                  18,533
                                                               2003        1.015           1.163                  23,633
                                                               2002        1.103           1.015                  25,428
                                                               2001        1.125           1.103                  18,515
                                                               2000        1.054           1.125                   4,091
                                                               1999        1.058           1.054                   1,458
                                                               1998        1.000           1.058                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (7/01)             2004        0.799           0.817                  74,501
                                                               2003        0.655           0.799                  56,049
                                                               2002        0.895           0.655                  11,089
                                                               2001        1.000           0.895                   6,649

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/01)                                            2004        0.861           0.875                     453
                                                               2003        0.648           0.861                     453
                                                               2002        0.896           0.648                      38
                                                               2001        1.000           0.896                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (9/98)                       2004        1.412           1.630                  30,327
                                                               2003        1.032           1.412                  30,187
                                                               2002        1.359           1.032                  26,072
                                                               2001        1.320           1.359                   5,490
                                                               2000        1.238           1.320                   1,202
                                                               1999        1.289           1.238                     275
                                                               1998        1.000           1.289                      41

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)                     2004        1.373           1.443                  16,992
                                                               2003        1.100           1.373                  12,649
                                                               2002        1.197           1.100                  11,298
                                                               2001        1.221           1.197                   4,158
                                                               2000        1.097           1.221                      --
                                                               1999        1.000           1.097                      --

   Disciplined Mid Cap Stock Portfolio (9/98)                  2004        1.769           2.037                 101,002
                                                               2003        1.338           1.769                  75,678
                                                               2002        1.580           1.338                  61,997

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Disciplined Mid Cap Stock Portfolio (continued)             2001        1.665           1.580                  26,479
                                                               2000        1.444           1.665                   8,052
                                                               1999        1.288           1.444                   1,943
                                                               1998        1.000           1.288                     111

   Equity Income Portfolio (7/97)                              2004        1.343           1.458               1,272,888
                                                               2003        1.035           1.343               1,348,991
                                                               2002        1.217           1.035               1,535,264
                                                               2001        1.318           1.217                 408,945
                                                               2000        1.222           1.318                 366,173
                                                               1999        1.178           1.222                 312,472
                                                               1998        1.061           1.178                 163,749
                                                               1997        1.000           1.061                   3,543

   Federated High Yield Portfolio (10/97)                      2004        1.210           1.320                   7,239
                                                               2003        1.000           1.210                   9,450
                                                               2002        0.975           1.000                   8,869
                                                               2001        0.968           0.975                  10,198
                                                               2000        1.066           0.968                  11,277
                                                               1999        1.046           1.066                  12,756
                                                               1998        1.010           1.046                   5,125
                                                               1997        1.000           1.010                     123

   Federated Stock Portfolio (7/97)                            2004        1.360           1.487                 108,852
                                                               2003        1.078           1.360                 138,814
                                                               2002        1.352           1.078                 128,587
                                                               2001        1.345           1.352                 103,525
                                                               2000        1.311           1.345                  85,674
                                                               1999        1.259           1.311                  61,526
                                                               1998        1.082           1.259                  14,772
                                                               1997        1.000           1.082                   1,132

   Large Cap Portfolio (7/97)                                  2004        1.143           1.203                 668,030
                                                               2003        0.927           1.143                 708,142
                                                               2002        1.215           0.927                 694,193
                                                               2001        1.486           1.215                 605,872
                                                               2000        1.758           1.486                 422,579
                                                               1999        1.375           1.758                 234,329
                                                               1998        1.027           1.375                  68,162
                                                               1997        1.000           1.027                   3,857

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Lazard International Stock Portfolio (8/97)                 2004        0.916           1.048                 191,964
                                                               2003        0.720           0.916                 164,252
                                                               2002        0.837           0.720                 142,840
                                                               2001        1.147           0.837                 119,854
                                                               2000        1.311           1.147                  84,198
                                                               1999        1.089           1.311                  65,435
                                                               1998        0.978           1.089                  20,939
                                                               1997        1.000           0.978                     896

   Merrill Lynch Large Cap Core Portfolio (10/98)              2004        0.964           1.105                  25,111
                                                               2003        0.805           0.964                  36,279
                                                               2002        1.088           0.805                  28,508
                                                               2001        1.420           1.088                  20,448
                                                               2000        1.521           1.420                  12,601
                                                               1999        1.244           1.521                   1,167
                                                               1998        1.000           1.244                      --

   MFS Emerging Growth Portfolio (5/01)                        2004        0.674           0.752                   7,979
                                                               2003        0.528           0.674                   5,417
                                                               2002        0.813           0.528                   2,747
                                                               2001        1.000           0.813                      40

   MFS Mid Cap Growth Portfolio (9/98)                         2004        1.099           1.239                 372,161
                                                               2003        0.811           1.099                 332,682
                                                               2002        1.603           0.811                 247,468
                                                               2001        2.125           1.603                 144,030
                                                               2000        1.966           2.125                  64,395
                                                               1999        1.211           1.966                   1,622
                                                               1998        1.000           1.211                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.124                      --

   Pioneer Fund Portfolio (3/97)                               2004        1.166           1.281                 160,136
                                                               2003        0.953           1.166                 193,950
                                                               2002        1.381           0.953                 171,326
                                                               2001        1.815           1.381                 134,756
                                                               2000        1.477           1.815                  68,174
                                                               1999        1.495           1.477                  65,548
                                                               1998        1.280           1.495                  15,300
                                                               1997        1.000           1.280                     538

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Social Awareness Stock Portfolio (10/96)                    2004        1.513           1.589                 439,540
                                                               2003        1.188           1.513                 428,528
                                                               2002        1.599           1.188                 396,867
                                                               2001        1.918           1.599                 313,580
                                                               2000        1.950           1.918                 249,227
                                                               1999        1.703           1.950                 139,985
                                                               1998        1.303           1.703                  81,076
                                                               1997        1.000           1.303                   4,602

   Travelers Quality Bond Portfolio (9/97)                     2004        1.355           1.383                 344,205
                                                               2003        1.281           1.355                 303,194
                                                               2002        1.225           1.281                 393,375
                                                               2001        1.156           1.225                 155,136
                                                               2000        1.093           1.156                 134,013
                                                               1999        1.094           1.093                 106,388
                                                               1998        1.020           1.094                  23,910
                                                               1997        1.000           1.020                   9,879

   U.S. Government Securities Portfolio (10/96)                2004        1.591           1.669                 496,882
                                                               2003        1.566           1.591                 484,219

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   U.S. Government Securities Portfolio (continued)            2002        1.394           1.566                 447,087
                                                               2001        1.333           1.394                 155,072
                                                               2000        1.178           1.333                  96,447
                                                               1999        1.243           1.178                  74,915
                                                               1998        1.141           1.243                  22,572
                                                               1997        1.000           1.141                   2,710

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.832           0.876                  60,480
                                                               2003        0.651           0.832                  48,589
                                                               2002        0.865           0.651                  44,857
                                                               2001        1.000           0.865                   6,390

   MFS Total Return Portfolio (3/97)                           2004        1.724           1.900               1,400,796
                                                               2003        1.497           1.724               1,458,409
                                                               2002        1.598           1.497               1,565,486
                                                               2001        1.617           1.598                 387,113
                                                               2000        1.402           1.617                 314,686
                                                               1999        1.382           1.402                 238,310
                                                               1998        1.252           1.382                 114,873
                                                               1997        1.000           1.252                  23,942

   Pioneer Strategic Income Portfolio (10/96)                  2004        1.354           1.485                 139,939
                                                               2003        1.146           1.354                 194,321
                                                               2002        1.095           1.146                 207,068
                                                               2001        1.063           1.095                 199,181
                                                               2000        1.079           1.063                 174,538
                                                               1999        1.080           1.079                 139,658
                                                               1998        1.085           1.080                  89,751
                                                               1997        1.000           1.085                   2,136

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           1.000                      --
                                                               2003        1.000           1.000                      --

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.838           0.911                 242,272
                                                               2003        0.630           0.838                 144,692
                                                               2002        0.947           0.630                  54,158
                                                               2001        1.000           0.947                   4,297

   Smith Barney High Income Portfolio (10/96)                  2004        1.232           1.345                 108,361
                                                               2003        0.977           1.232                 108,788
                                                               2002        1.022           0.977                  90,083
                                                               2001        1.074           1.022                  95,509
                                                               2000        1.181           1.074                  25,916
                                                               1999        1.165           1.181                  19,237
                                                               1998        1.173           1.165                  14,828
                                                               1997        1.000           1.173                   2,552

   Smith Barney International All Cap Growth
   Portfolio (3/97)                                            2004        0.855           0.997                 293,359
                                                               2003        0.679           0.855                 316,712
                                                               2002        0.924           0.679                 281,821
                                                               2001        1.358           0.924                 200,689
                                                               2000        1.803           1.358                 138,505
                                                               1999        1.087           1.803                  92,095
                                                               1998        1.033           1.087                  54,366
                                                               1997        1.000           1.033                   4,658

   Smith Barney Large Cap Value Portfolio (3/97)               2004        1.343           1.469                 325,091
                                                               2003        1.065           1.343                 294,442
                                                               2002        1.444           1.065                 249,688
                                                               2001        1.591           1.444                 201,867
                                                               2000        1.423           1.591                 159,017
                                                               1999        1.438           1.423                 107,554
                                                               1998        1.324           1.438                  81,366
                                                               1997        1.000           1.324                   9,074

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2004        1.464           1.453                 471,937
                                                               2003        1.004           1.464                 358,583
                                                               2002        1.350           1.004                 266,392
                                                               2001        1.561           1.350                 211,516
                                                               2000        1.697           1.561                 142,591
                                                               1999        1.312           1.697                  51,499
                                                               1998        1.000           1.312                      --

   Smith Barney Money Market Portfolio (3/97)                  2004        1.207           1.204                 548,407
                                                               2003        1.213           1.207                 502,040
                                                               2002        1.212           1.213                 522,225
                                                               2001        1.182           1.212                 424,446
                                                               2000        1.128           1.182                 353,131
                                                               1999        1.089           1.128                 152,444
                                                               1998        1.048           1.089                 371,996
                                                               1997        1.000           1.048                  24,063

   Strategic Equity Portfolio (3/97)                           2004        1.349           1.470               1,025,980
                                                               2003        1.030           1.349               1,035,723
                                                               2002        1.568           1.030               1,016,916
                                                               2001        1.831           1.568                 679,805
                                                               2000        2.265           1.831                 501,928
                                                               1999        1.732           2.265                 300,983
                                                               1998        1.358           1.732                 201,618
                                                               1997        1.000           1.358                  25,227

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2004        1.254           1.455                  77,925
                                                               2003        1.000           1.254                      --

   Emerging Growth Portfolio - Class II Shares (7/03)          2004        0.682           0.720                  31,707
                                                               2003        0.543           0.682                  21,751
                                                               2002        0.816           0.543                  18,844
                                                               2001        1.000           0.816                   4,565

   Enterprise Portfolio - Class II Shares (5/01)               2004        0.787           0.807                  19,930
                                                               2003        0.633           0.787                  41,403
                                                               2002        0.910           0.633                  40,595
                                                               2001        1.000           0.910                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (7/03)                                            2004        0.977           1.116                   5,571
                                                               2003        0.696           0.977                   1,974
                                                               2002        0.947           0.696                  42,437
                                                               2001        1.000           0.947                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (4/03)            2004        1.073           1.222                 869,834
                                                               2003        0.847           1.073                 922,866
                                                               2002        0.948           0.847               1,049,634
                                                               2001        1.000           0.948                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (9/01)                                              2004        0.953           0.955                     545
                                                               2003        0.772           0.953                     545
                                                               2002        0.845           0.772                      --
                                                               2001        1.000           0.845                      --

   Mid Cap Portfolio - Service Class 2 (7/01)                  2004        1.252           1.543                 151,955
                                                               2003        0.916           1.252                  39,931
                                                               2002        1.030           0.916                  15,143
                                                               2001        1.000           1.030                      --

                                      NOTES

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

The Travelers Series Trust: Federated High Yield Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Strong Variable insurance Funds, Inc. : Strong Multi Cap Value Fund II is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners

Variable Insurance Product Fund III: Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new contract owners

Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Money Market Portfolio is no longer available to new contract owners

Greenwich Street Series Fund: Fundamental Value Portfolio is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

ANNUAL REPORT
DECEMBER 31, 2004

                        THE TRAVELERS SEPARATE ACCOUNT QP
                        FOR VARIABLE ANNUITIES


[TRAVELERS LOGO]
The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                               DREYFUS
                                                                STOCK
                                                                INDEX                 HIGH
                                           CAPITAL              FUND-                YIELD                MANAGED
                                        APPRECIATION           INITIAL                BOND                ASSETS
                                            FUND                SHARES               TRUST                TRUST
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 80,652,625         $ 26,932,357         $  7,275,105         $ 39,356,998

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            80,652,625           26,932,357            7,275,105           39,356,998
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 80,652,625         $ 26,932,357         $  7,275,105         $ 39,356,998
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               AIM V.I.              GLOBAL
                                                               PREMIER               GROWTH               GROWTH
                                            MONEY               EQUITY               FUND -               FUND -
                                           MARKET               FUND -              CLASS 2              CLASS 2
                                          PORTFOLIO            SERIES I              SHARES               SHARES
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 12,393,094         $    576,421         $    652,495         $  1,437,452

  Receivables:
    Dividends ................                11,053                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            12,404,147              576,421              652,495            1,437,452
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 12,404,147         $    576,421         $    652,495         $  1,437,452
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2004

                                                                  CITISTREET            CITISTREET             CREDIT
                         CITISTREET           CITISTREET             LARGE                SMALL                SUISSE
  GROWTH-INCOME         DIVERSIFIED         INTERNATIONAL           COMPANY              COMPANY               TRUST
     FUND -                 BOND                STOCK                STOCK                STOCK               EMERGING
     CLASS 2               FUND -               FUND -              FUND -                FUND -              MARKETS
     SHARES               CLASS I              CLASS I              CLASS I              CLASS I             PORTFOLIO
  ------------         ------------         -------------        ------------         ------------         ------------
  $    994,629         $112,389,397         $ 75,908,134         $114,889,238         $ 62,036,051         $  1,584,501


            --                   --                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

       994,629          112,389,397           75,908,134          114,889,238           62,036,051            1,584,501
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    994,629         $112,389,397         $ 75,908,134         $114,889,238         $ 62,036,051         $  1,584,501
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               DELAWARE              DREYFUS
                                                                 VIP                  VIF -              DREYFUS
                                          DELAWARE            SMALL CAP             DEVELOPING            VIF -
                                          VIP REIT              VALUE                LEADERS           APPRECIATION
                                          SERIES -             SERIES -            PORTFOLIO -         PORTFOLIO -
                                          STANDARD             STANDARD              INITIAL             INITIAL
                                            CLASS               CLASS                 SHARES              SHARES
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  4,627,345         $  7,492,373         $ 17,224,619         $ 17,235,194

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             4,627,345            7,492,373           17,224,619           17,235,194
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  4,627,345         $  7,492,373         $ 17,224,619         $ 17,235,194
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         TEMPLETON                                 TEMPLETON
     MUTUAL              DEVELOPING          TEMPLETON              GLOBAL              TEMPLETON           TEMPLETON
     SHARES               MARKETS             FOREIGN                ASSET                GROWTH              GROWTH
   SECURITIES            SECURITIES          SECURITIES           ALLOCATION            SECURITIES          SECURITIES
     FUND -                FUND -              FUND -               FUND -                FUND -              FUND -
     CLASS 2              CLASS 2             CLASS 2               CLASS 1              CLASS 1             CLASS 2
     SHARES                SHARES              SHARES               SHARES                SHARES              SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $  1,613,703         $    150,203         $    476,810         $  9,776,220         $ 23,876,517         $    145,297


            --                   --                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     1,613,703              150,203              476,810            9,776,220           23,876,517              145,297
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  1,613,703         $    150,203         $    476,810         $  9,776,220         $ 23,876,517         $    145,297
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                 EQUITY
                                                                 INDEX                                    BALANCED
                                                              PORTFOLIO -          FUNDAMENTAL          PORTFOLIO -
                                        APPRECIATION            CLASS II              VALUE               SERVICE
                                          PORTFOLIO              SHARES             PORTFOLIO              SHARES
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  1,052,612         $ 21,187,617         $  5,217,596         $  4,219,385

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             1,052,612           21,187,617            5,217,596            4,219,385
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  1,052,612         $ 21,187,617         $  5,217,596         $  4,219,385
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                            OPPENHEIMER
     MID CAP             WORLDWIDE                                                                              MAIN
     GROWTH                GROWTH               LAZARD              GROWTH                                     STREET
   PORTFOLIO -          PORTFOLIO -           RETIREMENT              AND                MID-CAP             FUND/VA -
     SERVICE              SERVICE             SMALL CAP             INCOME                VALUE               SERVICE
     SHARES                SHARES             PORTFOLIO            PORTFOLIO            PORTFOLIO              SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $  1,123,018         $  1,722,155         $     77,211         $    176,710         $    217,463         $     10,446


            --                   --                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     1,123,018            1,722,155               77,211              176,710              217,463               10,446
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  1,123,018         $  1,722,155         $     77,211         $    176,710         $    217,463         $     10,446
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                PUTNAM                                     PUTNAM
                                                                  VT                PUTNAM VT                VT
                                            TOTAL             DISCOVERY           INTERNATIONAL          SMALL CAP
                                           RETURN               GROWTH                EQUITY               VALUE
                                         PORTFOLIO -            FUND -                FUND -               FUND -
                                       ADMINISTRATIVE          CLASS IB              CLASS IB             CLASS IB
                                            CLASS               SHARES                SHARES               SHARES
                                       --------------        ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  5,008,210         $    112,270         $  2,111,795         $  4,788,813

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             5,008,210              112,270            2,111,795            4,788,813
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  5,008,210         $    112,270         $  2,111,795         $  4,788,813
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                               SMITH
                                                                                                               BARNEY
                                                                                          SMITH               PREMIER
                                              SMALL CAP              TOTAL                BARNEY             SELECTIONS
     ALL CAP             INVESTORS              GROWTH              RETURN               DIVIDEND             ALL CAP
     FUND -                FUND -               FUND -              FUND -               STRATEGY              GROWTH
     CLASS I              CLASS I              CLASS I              CLASS I             PORTFOLIO            PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $ 11,938,257         $  3,681,363         $  1,458,186         $    706,745         $    289,799         $     98,099


            --                   --                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

    11,938,257            3,681,363            1,458,186              706,745              289,799               98,099
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $ 11,938,257         $  3,681,363         $  1,458,186         $    706,745         $    289,799         $     98,099
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           STRONG
                                            MULTI                                  DISCIPLINED
                                             CAP              CONVERTIBLE            MID CAP               EQUITY
                                            VALUE              SECURITIES             STOCK                INCOME
                                           FUND II             PORTFOLIO            PORTFOLIO            PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  1,260,252         $    852,637         $ 12,202,525         $ 22,449,072

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             1,260,252              852,637           12,202,525           22,449,072
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  1,260,252         $    852,637         $ 12,202,525         $ 22,449,072
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                         MERRILL
                                                                    LAZARD                LYNCH                 MFS
    FEDERATED            FEDERATED              LARGE            INTERNATIONAL          LARGE CAP             EMERGING
   HIGH YIELD              STOCK                 CAP                 STOCK                 CORE                GROWTH
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
  ------------         ------------         ------------         -------------        ------------         ------------
  $    369,082         $  4,086,388         $ 16,215,299         $  2,396,351         $  1,303,675         $    185,397


            --                   --                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

       369,082            4,086,388           16,215,299            2,396,351            1,303,675              185,397
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    369,082         $  4,086,388         $ 16,215,299         $  2,396,351         $  1,303,675         $    185,397
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             MFS                                                           SOCIAL
                                           MID CAP                MFS                PIONEER             AWARENESS
                                           GROWTH                VALUE                 FUND                STOCK
                                          PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  6,673,838         $     89,062         $  3,474,214         $ 10,372,985

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             6,673,838               89,062            3,474,214           10,372,985
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  6,673,838         $     89,062         $  3,474,214         $ 10,372,985
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                 SB
                                                                                                             ADJUSTABLE
                                                                                                                RATE
    TRAVELERS               U.S.                AIM                   MFS                PIONEER               INCOME
     QUALITY             GOVERNMENT           CAPITAL                TOTAL              STRATEGIC           PORTFOLIO -
      BOND               SECURITIES         APPRECIATION            RETURN                INCOME              CLASS I
    PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO            PORTFOLIO              SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $  5,567,243         $ 11,105,594         $  2,235,804         $ 26,401,198         $  2,515,053         $     20,561


            --                   --                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     5,567,243           11,105,594            2,235,804           26,401,198            2,515,053               20,561
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  5,567,243         $ 11,105,594         $  2,235,804         $ 26,401,198         $  2,515,053         $     20,561
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                      SMITH
                                            SMITH                SMITH                BARNEY               SMITH
                                           BARNEY                BARNEY           INTERNATIONAL            BARNEY
                                         AGGRESSIVE               HIGH               ALL CAP             LARGE CAP
                                           GROWTH                INCOME               GROWTH               VALUE
                                          PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                        ------------         ------------         -------------        ------------
ASSETS:
  Investments at market value:          $  7,722,283         $  1,770,344         $  5,383,611         $  9,111,365

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             7,722,283            1,770,344            5,383,611            9,111,365
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  7,722,283         $  1,770,344         $  5,383,611         $  9,111,365
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

      SMITH
     BARNEY                SMITH                                                         EMERGING
      LARGE                BARNEY                                  COMSTOCK               GROWTH             ENTERPRISE
 CAPITALIZATION            MONEY              STRATEGIC           PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     GROWTH                MARKET               EQUITY             CLASS II              CLASS II             CLASS II
    PORTFOLIO            PORTFOLIO            PORTFOLIO             SHARES                SHARES               SHARES
 --------------        ------------         ------------         ------------         ------------         ------------
  $  6,708,918         $  4,888,245         $ 45,006,562         $    448,481         $    444,156         $    109,434


            --                3,958                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     6,708,918            4,892,203           45,006,562              448,481              444,156              109,434
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  6,708,918         $  4,892,203         $ 45,006,562         $    448,481         $    444,156         $    109,434
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            SMITH
                                           BARNEY               EQUITY -                                    HIGH
                                          SMALL CAP              INCOME               GROWTH               INCOME
                                           GROWTH             PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                        OPPORTUNITIES           INITIAL              INITIAL              INITIAL
                                          PORTFOLIO              CLASS                CLASS                CLASS
                                        -------------        ------------         ------------         ------------
ASSETS:
  Investments at market value:          $    716,023         $ 27,354,126         $ 38,684,702         $  2,913,902

  Receivables:
    Dividends ................                    --                   --                   --                   --
  Other assets ...............                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........               716,023           27,354,126           38,684,702            2,913,902
                                        ------------         ------------         ------------         ------------


LIABILITIES:
  Other liabilities ..........                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $    716,023         $ 27,354,126         $ 38,684,702         $  2,913,902
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              DYNAMIC
      ASSET                                   CAPITAL
     MANAGER           CONTRAFUND(R)        APPRECIATION            MID CAP
   PORTFOLIO -         PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
     INITIAL             SERVICE              SERVICE               SERVICE
      CLASS              CLASS 2              CLASS 2               CLASS 2              COMBINED
  ------------         -------------        ------------         ------------         ------------
  $ 13,273,170         $  9,672,618         $    156,066         $  7,620,698         $996,655,462


            --                   --                   --                   --               15,011
            --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------

    13,273,170            9,672,618              156,066            7,620,698          996,670,473
  ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------

  $ 13,273,170         $  9,672,618         $    156,066         $  7,620,698         $996,670,473
  ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                             DREYFUS
                                                                              STOCK
                                                                              INDEX                HIGH
                                                         CAPITAL              FUND -              YIELD              MANAGED
                                                      APPRECIATION           INITIAL               BOND               ASSETS
                                                          FUND                SHARES              TRUST               TRUST
                                                      ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $         --        $    461,098        $    480,892        $    895,356
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................            551,597             202,874              56,606             314,559
  Administrative fees .........................              3,623               3,281                 238                 878
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................            555,220             206,155              56,844             315,437
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............           (555,220)            254,943             424,048             579,919
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --               4,603             324,546
    Realized gain (loss) on sale of investments         (3,443,982)           (235,056)            103,590            (407,744)
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................         (3,443,982)           (235,056)            108,193             (83,198)
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................         16,732,419           2,383,289              (8,833)          2,643,583
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $ 12,733,217        $  2,403,176        $    523,408        $  3,140,304
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        AIM V.I.            GLOBAL                                                   CITISTREET
                        PREMIER             GROWTH              GROWTH           GROWTH-INCOME      DIVERSIFIED
      MONEY              EQUITY             FUND -              FUND -               FUND -             BOND
     MARKET              FUND -            CLASS 2              CLASS 2             CLASS 2            FUND -
    PORTFOLIO           SERIES I            SHARES              SHARES               SHARES           CLASS I
  ------------       ------------        ------------        ------------        -------------      ------------
  $    130,093       $      2,580        $        344        $      1,882        $      6,771       $  3,706,479
  ------------       ------------        ------------        ------------        ------------       ------------


       102,223              3,889                 886               2,784               1,450            939,845
            33                 56                   1                  --                   4                544
  ------------       ------------        ------------        ------------        ------------       ------------

       102,256              3,945                 887               2,784               1,454            940,389
  ------------       ------------        ------------        ------------        ------------       ------------

        27,837             (1,365)               (543)               (902)              5,317          2,766,090
  ------------       ------------        ------------        ------------        ------------       ------------



            --                 --                  --                  --                  --                 --
            --               (111)               (140)              1,238                 420            730,033
  ------------       ------------        ------------        ------------        ------------       ------------

            --               (111)               (140)              1,238                 420            730,033
  ------------       ------------        ------------        ------------        ------------       ------------


            --             28,191              47,706             123,143              59,134            568,692
  ------------       ------------        ------------        ------------        ------------       ------------



  $     27,837       $     26,715        $     47,023        $    123,479        $     64,871       $  4,064,815
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           CITISTREET           CITISTREET            CREDIT
                                                      CITISTREET             LARGE                SMALL               SUISSE
                                                     INTERNATIONAL          COMPANY              COMPANY              TRUST
                                                         STOCK               STOCK                STOCK              EMERGING
                                                        FUND -               FUND -               FUND -             MARKETS
                                                        CLASS I             CLASS I              CLASS I            PORTFOLIO
                                                     -------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $    970,096        $    910,100        $     63,741        $      3,809
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................            602,627             909,262             478,190              11,647
  Administrative fees .........................                222                 564                 303                  13
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................            602,849             909,826             478,493              11,660
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............            367,247                 274            (414,752)             (7,851)
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments         (2,214,194)         (2,396,905)            141,733              37,185
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................         (2,214,194)         (2,396,905)            141,733              37,185
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................         11,286,398          12,028,450           7,997,298             262,304
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $  9,439,451        $  9,631,819        $  7,724,279        $    291,638
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        DELAWARE           DREYFUS                                                    TEMPLETON
    DELAWARE           VIP SMALL            VIF -               DREYFUS             MUTUAL            DEVELOPING
       VIP                CAP             DEVELOPING             VIF -              SHARES             MARKETS
      REIT               VALUE             LEADERS           APPRECIATION         SECURITIES          SECURITIES
    SERIES -            SERIES -         PORTFOLIO -          PORTFOLIO -           FUND -              FUND -
    STANDARD            STANDARD           INITIAL              INITIAL            CLASS 2             CLASS 2
      CLASS              CLASS              SHARES              SHARES              SHARES              SHARES
  ------------       ------------        ------------        ------------        ------------       ------------
  $     69,120       $     11,717        $     32,911        $    285,126        $      6,714       $        181
  ------------       ------------        ------------        ------------        ------------       ------------


        27,811             50,409             134,856             150,388               6,359                243
           168                 63                 468                 288                   4                  1
  ------------       ------------        ------------        ------------        ------------       ------------

        27,979             50,472             135,324             150,676               6,363                244
  ------------       ------------        ------------        ------------        ------------       ------------

        41,141            (38,755)           (102,413)            134,450                 351                (63)
  ------------       ------------        ------------        ------------        ------------       ------------



        71,619            116,952                  --                  --                  --                 --
       136,258            132,137             (71,559)           (193,853)              8,314                448
  ------------       ------------        ------------        ------------        ------------       ------------

       207,877            249,089             (71,559)           (193,853)              8,314                448
  ------------       ------------        ------------        ------------        ------------       ------------


       718,367          1,027,022           1,799,556             748,102             136,387             18,214
  ------------       ------------        ------------        ------------        ------------       ------------



  $    967,385       $  1,237,356        $  1,625,584        $    688,699        $    145,052       $     18,599
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            TEMPLETON
                                                        TEMPLETON             GLOBAL           TEMPLETON            TEMPLETON
                                                         FOREIGN              ASSET              GROWTH               GROWTH
                                                       SECURITIES           ALLOCATION         SECURITIES           SECURITIES
                                                         FUND -               FUND -             FUND -               FUND -
                                                         CLASS 2             CLASS 1            CLASS 1              CLASS 2
                                                         SHARES               SHARES             SHARES               SHARES
                                                      ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $      1,593        $    258,715        $    274,262        $        156
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................              1,364              69,375             162,729                 282
  Administrative fees .........................                  1               1,128               1,534                   2
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................              1,365              70,503             164,263                 284
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............                228             188,212             109,999                (128)
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments                503              17,332            (116,935)                  3
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................                503              17,332            (116,935)                  3
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             55,035           1,062,781           3,191,231              13,284
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $     55,766        $  1,268,325        $  3,184,295        $     13,159
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         EQUITY                                                     MID CAP           WORLDWIDE
                         INDEX                                 BALANCED              GROWTH             GROWTH
                      PORTFOLIO -        FUNDAMENTAL          PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
  APPRECIATION          CLASS II            VALUE               SERVICE             SERVICE            SERVICE
   PORTFOLIO             SHARES           PORTFOLIO             SHARES               SHARES             SHARES
  ------------       ------------        ------------        ------------        ------------       ------------
  $     11,250       $    274,724        $     33,502        $     89,075        $         --       $     15,350
  ------------       ------------        ------------        ------------        ------------       ------------


         7,270            164,416              40,429              28,290               6,650             11,554
            21                286                  43                  66                  40                 40
  ------------       ------------        ------------        ------------        ------------       ------------

         7,291            164,702              40,472              28,356               6,690             11,594
  ------------       ------------        ------------        ------------        ------------       ------------

         3,959            110,022              (6,970)             60,719              (6,690)             3,756
  ------------       ------------        ------------        ------------        ------------       ------------



            --                 --             118,777                  --                  --                 --
        10,779            (28,711)             68,422              24,299              10,942            (26,810)
  ------------       ------------        ------------        ------------        ------------       ------------

        10,779            (28,711)            187,199              24,299              10,942            (26,810)
  ------------       ------------        ------------        ------------        ------------       ------------


        56,453          1,711,265             164,282             200,465             170,181             80,374
  ------------       ------------        ------------        ------------        ------------       ------------



  $     71,191       $  1,792,576        $    344,511        $    285,483        $    174,433       $     57,320
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                  OPPENHEIMER
                                                                                                                      MAIN
                                                         LAZARD               GROWTH                                 STREET
                                                       RETIREMENT              AND               MID-CAP           FUND/VA -
                                                        SMALL CAP             INCOME              VALUE             SERVICE
                                                        PORTFOLIO           PORTFOLIO           PORTFOLIO            SHARES
                                                      ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $         --        $      1,386        $        530        $         --
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................                146                 561                 303                  18
  Administrative fees .........................                 --                  --                  --                  --
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................                146                 561                 303                  18
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............               (146)                825                 227                 (18)
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --               1,409               2,702                  --
    Realized gain (loss) on sale of investments                  4              (1,254)                  6                  --
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................                  4                 155               2,708                  --
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              8,006              16,362              17,186                 696
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $      7,864        $     17,342        $     20,121        $        678
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         PUTNAM                                 PUTNAM
                           VT             PUTNAM VT               VT
      TOTAL            DISCOVERY        INTERNATIONAL          SMALL CAP
     RETURN              GROWTH             EQUITY               VALUE
   PORTFOLIO -           FUND -             FUND -              FUND -             ALL CAP            INVESTORS
 ADMINISTRATIVE         CLASS IB           CLASS IB            CLASS IB            FUND -               FUND -
      CLASS              SHARES             SHARES              SHARES             CLASS I             CLASS I
 --------------      ------------       -------------        ------------        ------------       ------------
  $     87,592       $         --        $     28,842        $     12,628        $     61,903       $     51,702
  ------------       ------------        ------------        ------------        ------------       ------------


        35,401                757              13,423              26,602              89,695             28,415
            97                 13                  34                 107                 176                146
  ------------       ------------        ------------        ------------        ------------       ------------

        35,498                770              13,457              26,709              89,871             28,561
  ------------       ------------        ------------        ------------        ------------       ------------

        52,094               (770)             15,385             (14,081)            (27,968)            23,141
  ------------       ------------        ------------        ------------        ------------       ------------



        72,430                 --                  --                  --                  --                 --
        19,383              3,267             146,093              96,253             142,429             40,456
  ------------       ------------        ------------        ------------        ------------       ------------

        91,813              3,267             146,093              96,253             142,429             40,456
  ------------       ------------        ------------        ------------        ------------       ------------


        42,197              5,190             122,361             788,046             707,255            255,201
  ------------       ------------        ------------        ------------        ------------       ------------



  $    186,104       $      7,687        $    283,839        $    870,218        $    821,716       $    318,798
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                      SMITH
                                                                                                                      BARNEY
                                                                                                  SMITH              PREMIER
                                                        SMALL CAP             TOTAL               BARNEY            SELECTIONS
                                                         GROWTH               RETURN             DIVIDEND            ALL CAP
                                                         FUND -               FUND -             STRATEGY             GROWTH
                                                         CLASS I             CLASS I            PORTFOLIO           PORTFOLIO
                                                      ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $         --        $     12,696        $      2,692        $         --
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................              8,060               6,794               2,435                 720
  Administrative fees .........................                  9                  63                  41                  14
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................              8,069               6,857               2,476                 734
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............             (8,069)              5,839                 216                (734)
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --              12,823                  --                  --
    Realized gain (loss) on sale of investments             23,030              13,527               2,836               1,697
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................             23,030              26,350               2,836               1,697
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................            159,006              21,862               4,119               1,701
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $    173,967        $     54,051        $      7,171        $      2,664
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     STRONG
      MULTI                              DISCIPLINED                               FEDERATED
       CAP            CONVERTIBLE          MID CAP              EQUITY                HIGH            FEDERATED
      VALUE            SECURITIES           STOCK               INCOME               YIELD              STOCK
     FUND II           PORTFOLIO          PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
  ------------       ------------        ------------        ------------        ------------       ------------
  $         --       $     17,793        $     31,673        $    281,906        $     26,290       $     56,518
  ------------       ------------        ------------        ------------        ------------       ------------


         9,388              3,379              76,819             183,284               2,974             32,641
            15                 13                 306                 389                  19                 37
  ------------       ------------        ------------        ------------        ------------       ------------

         9,403              3,392              77,125             183,673               2,993             32,678
  ------------       ------------        ------------        ------------        ------------       ------------

        (9,403)            14,401             (45,452)             98,233              23,297             23,840
  ------------       ------------        ------------        ------------        ------------       ------------



            --                 --             332,013           1,008,905                  --                 --
        22,967              4,078             166,912             244,980              (2,771)            20,941
  ------------       ------------        ------------        ------------        ------------       ------------

        22,967              4,078             498,925           1,253,885              (2,771)            20,941
  ------------       ------------        ------------        ------------        ------------       ------------


       150,553             17,184           1,149,523             480,882              10,746            314,536
  ------------       ------------        ------------        ------------        ------------       ------------



  $    164,117       $     35,663        $  1,602,996        $  1,833,000        $     31,272       $    359,317
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                 MERRILL
                                                                                                  LYNCH
                                                                              LAZARD              LARGE                MFS
                                                          LARGE           INTERNATIONAL            CAP               EMERGING
                                                           CAP                STOCK                CORE               GROWTH
                                                        PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                      ------------        -------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $    126,708        $     34,240        $      6,724        $         --
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................            138,623              18,296              10,001               1,184
  Administrative fees .........................                197                  34                  24                  14
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................            138,820              18,330              10,025               1,198
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............            (12,112)             15,910              (3,301)             (1,198)
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments           (722,023)            (31,433)            (56,708)              2,453
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................           (722,023)            (31,433)            (56,708)              2,453
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................          1,599,871             319,058             229,771              18,164
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $    865,736        $    303,535        $    169,762        $     19,419
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

       MFS                                                      SOCIAL             TRAVELERS            U.S.
     MID CAP             MFS                PIONEER            AWARENESS            QUALITY          GOVERNMENT
     GROWTH             VALUE                 FUND               STOCK                BOND           SECURITIES
    PORTFOLIO         PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO         PORTFOLIO
  ------------       ------------        ------------        ------------        ------------       ------------
  $         --       $        961        $     30,670        $     74,191        $    263,323       $    487,429
  ------------       ------------        ------------        ------------        ------------       ------------


        54,252                 67              27,421              86,615              46,776             93,784
           245                 --                  94                 888                 344                532
  ------------       ------------        ------------        ------------        ------------       ------------

        54,497                 67              27,515              87,503              47,120             94,316
  ------------       ------------        ------------        ------------        ------------       ------------

       (54,497)               894               3,155             (13,312)            216,203            393,113
  ------------       ------------        ------------        ------------        ------------       ------------



            --                736                  --                  --                  --             20,674
      (402,958)                 1            (197,544)           (157,929)             13,267             (6,221)
  ------------       ------------        ------------        ------------        ------------       ------------

      (402,958)               737            (197,544)           (157,929)             13,267             14,453
  ------------       ------------        ------------        ------------        ------------       ------------


     1,229,271              1,545             523,867             673,891             (93,501)           167,527
  ------------       ------------        ------------        ------------        ------------       ------------



  $    771,816       $      3,176        $    329,478        $    502,650        $    135,969       $    575,093
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                       SB
                                                                                                                   ADJUSTABLE
                                                                                                                      RATE
                                                           AIM                 MFS               PIONEER             INCOME
                                                         CAPITAL              TOTAL             STRATEGIC         PORTFOLIO -
                                                      APPRECIATION            RETURN              INCOME            CLASS I
                                                        PORTFOLIO           PORTFOLIO           PORTFOLIO            SHARES
                                                      ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $      2,938        $    684,790        $    165,224        $        217
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................             17,643             202,685              19,960                  42
  Administrative fees .........................                 20               1,119                 157                  --
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................             17,663             203,804              20,117                  42
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............            (14,725)            480,986             145,107                 175
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --             698,353                  --                  --
    Realized gain (loss) on sale of investments             28,595              84,690             (17,264)                 --
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................             28,595             783,043             (17,264)                 --
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             98,329           1,231,459              94,061                (136)
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $    112,199        $  2,495,488        $    221,904        $         39
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                            SMITH                SMITH              SMITH
      SMITH              SMITH              BARNEY              BARNEY              BARNEY             SMITH
     BARNEY              BARNEY         INTERNATIONAL            LARGE              LARGE              BARNEY
   AGGRESSIVE             HIGH             ALL CAP                CAP           CAPITALIZATION         MONEY
     GROWTH              INCOME             GROWTH               VALUE              GROWTH             MARKET
    PORTFOLIO          PORTFOLIO          PORTFOLIO            PORTFOLIO          PORTFOLIO          PORTFOLIO
  ------------       ------------       -------------        ------------       --------------      ------------
  $         --       $    141,330        $     46,419        $    166,518        $     23,914       $     44,367
  ------------       ------------        ------------        ------------        ------------       ------------


        56,387             14,670              40,772              62,254              59,253             45,828
            27                113                 120                 375                 150                803
  ------------       ------------        ------------        ------------        ------------       ------------

        56,414             14,783              40,892              62,629              59,403             46,631
  ------------       ------------        ------------        ------------        ------------       ------------

       (56,414)           126,547               5,527             103,889             (35,489)            (2,264)
  ------------       ------------        ------------        ------------        ------------       ------------



        28,648                 --                  --                  --                  --                 --
       102,771             (9,841)             27,628             (33,926)            (14,149)                --
  ------------       ------------        ------------        ------------        ------------       ------------

       131,419             (9,841)             27,628             (33,926)            (14,149)                --
  ------------       ------------        ------------        ------------        ------------       ------------


       547,936             35,955             740,401             736,188             (25,376)                --
  ------------       ------------        ------------        ------------        ------------       ------------



  $    622,941       $    152,661        $    773,556        $    806,151        $    (75,014)      $     (2,264)
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                 EMERGING
                                                                             COMSTOCK             GROWTH            ENTERPRISE
                                                        STRATEGIC          PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                         EQUITY              CLASS II            CLASS II            CLASS II
                                                        PORTFOLIO             SHARES              SHARES              SHARES
                                                      ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $    607,112        $      1,482        $         --        $        147
                                                      ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................            336,971               2,611               3,668               1,116
  Administrative fees .........................                599                   4                  29                  17
                                                      ------------        ------------        ------------        ------------

    Total expenses ............................            337,570               2,615               3,697               1,133
                                                      ------------        ------------        ------------        ------------

      Net investment income (loss) ............            269,542              (1,133)             (3,697)               (986)
                                                      ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments         (2,498,844)              1,763              11,016               2,487
                                                      ------------        ------------        ------------        ------------

      Realized gain (loss) ....................         (2,498,844)              1,763              11,016               2,487
                                                      ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................          6,100,522              51,428              17,675               2,607
                                                      ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $  3,871,220        $     52,058        $     24,994        $      4,108
                                                      ============        ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

      SMITH
     BARNEY             EQUITY -                                 HIGH                ASSET
    SMALL CAP            INCOME              GROWTH             INCOME              MANAGER         CONTRAFUND(R)
     GROWTH           PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -       PORTFOLIO -
  OPPORTUNITIES         INITIAL             INITIAL             INITIAL             INITIAL           SERVICE
    PORTFOLIO            CLASS               CLASS               CLASS               CLASS            CLASS 2
  ------------       ------------        ------------        ------------        ------------       -------------
  $        483       $    388,248        $    102,533        $    219,536        $    354,841       $     15,002
  ------------       ------------        ------------        ------------        ------------       ------------


         3,779            192,763             289,265              20,929              98,382             56,549
            10              2,375               1,849                 175                 765                 69
  ------------       ------------        ------------        ------------        ------------       ------------

         3,789            195,138             291,114              21,104              99,147             56,618
  ------------       ------------        ------------        ------------        ------------       ------------

        (3,306)           193,110            (188,581)            198,432             255,694            (41,616)
  ------------       ------------        ------------        ------------        ------------       ------------



        15,008             92,748                  --                  --                  --                 --
        10,332             22,901          (1,925,715)            (53,658)           (121,719)            67,827
  ------------       ------------        ------------        ------------        ------------       ------------

        25,340            115,649          (1,925,715)            (53,658)           (121,719)            67,827
  ------------       ------------        ------------        ------------        ------------       ------------


        65,437          2,324,530           3,026,714              85,973             461,911          1,123,115
  ------------       ------------        ------------        ------------        ------------       ------------



  $     87,471       $  2,633,289        $    912,418        $    230,747        $    595,886       $  1,149,326
  ============       ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         DYNAMIC
                                                         CAPITAL
                                                      APPRECIATION           MID CAP
                                                       PORTFOLIO -         PORTFOLIO -
                                                         SERVICE             SERVICE
                                                         CLASS 2             CLASS 2            COMBINED
                                                      -------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................       $         --        $         --        $ 13,661,135
                                                      ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................              1,510              34,875           7,601,610
  Administrative fees .........................                 11                  88              26,639
                                                      ------------        ------------        ------------

    Total expenses ............................              1,521              34,963           7,628,249
                                                      ------------        ------------        ------------

      Net investment income (loss) ............             (1,521)            (34,963)          6,032,886
                                                      ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --           2,922,946
    Realized gain (loss) on sale of investments              9,508              52,159         (12,580,064)
                                                      ------------        ------------        ------------

      Realized gain (loss) ....................              9,508              52,159          (9,657,118)
                                                      ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             (7,182)          1,244,018          92,202,414
                                                      ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $        805        $  1,261,214        $ 88,578,182
                                                      ============        ============        ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                     DREYFUS STOCK
                                                    CAPITAL APPRECIATION             INDEX FUND -              HIGH YIELD BOND
                                                             FUND                   INITIAL SHARES                  TRUST
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $   (555,220) $   (503,780) $    254,943  $    129,143  $    424,048  $    434,876
  Realized gain (loss) ........................    (3,443,982)   (5,067,796)     (235,056)   (1,270,854)      108,193        19,406
  Change in unrealized gain (loss)
    on investments ............................    16,732,419    19,514,929     2,383,289     6,308,635        (8,833)      957,907
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............    12,733,217    13,943,353     2,403,176     5,166,924       523,408     1,412,189
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............     6,326,227     7,445,539     2,701,928     2,434,760       882,195       778,442
  Participant transfers from other
    funding options ...........................    37,064,778     2,964,812    14,478,920     3,202,506     2,070,937     1,544,131
  Administrative and asset allocation charges .          (429)         (431)         (445)         (434)          (81)          (78)
  Contract surrenders .........................    (6,180,475)   (7,316,942)   (2,163,032)   (1,992,674)     (858,796)     (845,790)
  Participant transfers to other
    funding options ...........................   (40,099,002)   (5,202,387)  (15,205,407)   (3,031,219)   (2,352,532)     (605,744)
  Other payments to participants ..............       (79,312)      (48,113)      (42,289)      (13,914)      (11,301)           --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........    (2,968,213)   (2,157,522)     (230,325)      599,025      (269,578)      870,961
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....     9,765,004    11,785,831     2,172,851     5,765,949       253,830     2,283,150


NET ASSETS:
    Beginning of year .........................    70,887,621    59,101,790    24,759,506    18,993,557     7,021,275     4,738,125
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $ 80,652,625  $ 70,887,621  $ 26,932,357  $ 24,759,506  $  7,275,105  $  7,021,275
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                               AIM V.I. PREMIER
                                                                                                                EQUITY FUND -
                                                     MANAGED ASSETS TRUST       MONEY MARKET PORTFOLIO             SERIES I
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    579,919  $    628,537  $     27,837  $     (2,213) $     (1,365) $     (1,667)
  Realized gain (loss) ........................       (83,198)     (782,360)           --            --          (111)       (9,301)
  Change in unrealized gain (loss)
    on investments ............................     2,643,583     6,916,261            --            --        28,191        97,582
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............     3,140,304     6,762,438        27,837        (2,213)       26,715        86,614
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............     2,818,346     3,743,477     3,259,434     3,242,903       143,095       146,063
  Participant transfers from other
    funding options ...........................     5,804,731       709,755     6,119,334    14,411,517        14,395         3,504
  Administrative and asset allocation charges .          (128)         (147)       (1,287)       (1,324)          (65)          (60)
  Contract surrenders .........................    (5,342,738)   (4,516,796)   (4,071,202)   (6,092,320)      (41,927)      (34,499)
  Participant transfers to other
    funding options ...........................    (5,549,249)   (1,149,863)   (6,499,509)  (13,379,979)      (29,886)      (60,070)
  Other payments to participants ..............       (70,989)       (8,041)       (4,322)           --        (1,337)           --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........    (2,340,027)   (1,221,615)   (1,197,552)   (1,819,203)       84,275        54,938
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....       800,277     5,540,823    (1,169,715)   (1,821,416)      110,990       141,552


NET ASSETS:
    Beginning of year .........................    38,556,721    33,015,898    13,573,862    15,395,278       465,431       323,879
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $ 39,356,998  $ 38,556,721  $ 12,404,147  $ 13,573,862  $    576,421  $    465,431
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      GLOBAL GROWTH FUND -               GROWTH FUND -                 GROWTH-INCOME FUND -            CITISTREET DIVERSIFIED
         CLASS 2 SHARES                  CLASS 2 SHARES                   CLASS 2 SHARES                BOND FUND - CLASS I
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$       (543)    $         --    $       (902)    $         --    $      5,317     $         --    $  2,766,090     $  3,407,924
        (140)              --           1,238               --             420               --         730,033        1,240,368

      47,706               --         123,143               --          59,134               --         568,692          260,853
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      47,023               --         123,479               --          64,871               --       4,064,815        4,909,145
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      60,955               --         116,513               --         125,348               --      16,233,170       21,578,052

     548,473               --       1,212,552               --         811,346               --      21,357,136       10,806,736
          --               --              --               --              --               --        (828,759)        (798,215)
      (1,847)              --         (10,750)              --            (617)              --     (20,547,130)     (24,905,764)

      (2,109)              --          (4,342)              --          (6,319)              --     (13,866,949)     (11,799,129)
          --               --              --               --              --               --        (154,799)        (112,912)
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     605,472               --       1,313,973               --         929,758               --       2,192,669       (5,231,232)
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

     652,495               --       1,437,452               --         994,629               --       6,257,484         (322,087)



          --               --              --               --              --               --     106,131,913      106,454,000
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$    652,495     $         --    $  1,437,452     $         --    $    994,629     $         --    $112,389,397     $106,131,913
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  CITISTREET INTERNATIONAL    CITISTREET LARGE COMPANY    CITISTREET SMALL COMPANY
                                                    STOCK FUND - CLASS I        STOCK FUND - CLASS I        STOCK FUND - CLASS I
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    367,247  $    (57,624) $        274  $   (151,567) $   (414,752) $   (350,299)
  Realized gain (loss) ........................    (2,214,194)   (8,100,318)   (2,396,905)   (3,551,247)      141,733    (1,213,313)
  Change in unrealized gain (loss)
    on investments ............................    11,286,398    25,768,041    12,028,450    27,233,409     7,997,298    19,191,829
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............     9,439,451    17,610,099     9,631,819    23,530,595     7,724,279    17,628,217
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............     9,543,011    12,349,202    14,737,078    18,662,743     7,322,653     8,395,629
  Participant transfers from other
    funding options ...........................    16,378,304    12,837,966    22,100,372    12,505,202    15,452,765    10,452,165
  Administrative and asset allocation charges .      (496,593)     (488,255)     (821,298)     (741,664)     (354,498)     (309,584)
  Contract surrenders .........................   (13,239,451)  (15,249,271)  (19,231,869)  (22,314,534)   (9,886,593)  (10,822,101)
  Participant transfers to other
    funding options ...........................   (19,434,098)  (18,131,375)  (21,001,144)   (3,777,309)  (17,435,900)   (4,131,318)
  Other payments to participants ..............       (51,585)      (52,036)     (116,401)      (64,506)      (58,499)      (37,666)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........    (7,300,412)   (8,733,769)   (4,333,262)    4,269,932    (4,960,072)    3,547,125
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....     2,139,039     8,876,330     5,298,557    27,800,527     2,764,207    21,175,342


NET ASSETS:
    Beginning of year .........................    73,769,095    64,892,765   109,590,681    81,790,154    59,271,844    38,096,502
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $ 75,908,134  $ 73,769,095  $114,889,238  $109,590,681  $ 62,036,051  $ 59,271,844
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                          DELAWARE VIP                      DREYFUS VIF -
     CREDIT SUISSE TRUST               DELAWARE VIP REIT                   SMALL CAP                     DEVELOPING LEADERS
      EMERGING MARKETS                 SERIES - STANDARD                 VALUE SERIES -                  PORTFOLIO - INITIAL
          PORTFOLIO                          CLASS                       STANDARD CLASS                        SHARES
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$     (7,851)    $     (8,993)   $     41,141     $     32,899    $    (38,755)    $    (18,564)   $   (102,413)    $   (106,869)
      37,185          (34,891)        207,877           56,336         249,089           55,355         (71,559)        (425,316)

     262,304          423,480         718,367          566,751       1,027,022        1,405,295       1,799,556        4,169,422
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     291,638          379,596         967,385          655,986       1,237,356        1,442,086       1,625,584        3,637,237
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     553,973          128,722         818,536          725,226       1,209,085          992,974       2,270,139        2,597,026

     332,861           99,442       1,004,893          531,970         813,579          639,958       3,666,318        1,394,637
         (51)             (33)            (53)             (19)            (60)             (46)           (234)            (174)
    (620,119)        (215,214)       (392,465)        (461,658)       (694,260)        (552,946)     (2,247,707)      (2,019,934)

    (169,070)         (49,749)       (759,052)        (210,332)       (407,443)        (241,042)     (3,672,287)      (1,341,882)
     (36,079)            (256)         (1,022)              --              --             (957)        (18,245)         (15,494)
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      61,515          (37,088)        670,837          585,187         920,901          837,941          (2,016)         614,179
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

     353,153          342,508       1,638,222        1,241,173       2,158,257        2,280,027       1,623,568        4,251,416



   1,231,348          888,840       2,989,123        1,747,950       5,334,116        3,054,089      15,601,051       11,349,635
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$  1,584,501     $  1,231,348    $  4,627,345     $  2,989,123    $  7,492,373     $  5,334,116    $ 17,224,619     $ 15,601,051
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                        DREYFUS VIF -               MUTUAL SHARES            TEMPLETON DEVELOPING
                                                  APPRECIATION PORTFOLIO -        SECURITIES FUND -           MARKETS SECURITIES
                                                       INITIAL SHARES              CLASS 2 SHARES           FUND - CLASS 2 SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    134,450  $     91,487  $        351  $       (611) $        (63) $         --
  Realized gain (loss) ........................      (193,853)     (381,835)        8,314         5,844           448            --
  Change in unrealized gain (loss)
    on investments ............................       748,102     3,426,948       136,387        31,785        18,214            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............       688,699     3,136,600       145,052        37,018        18,599            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............     1,328,363     2,044,511       289,336        16,276         5,399            --
  Participant transfers from other
    funding options ...........................       324,415       482,472       814,871       608,760       131,748            --
  Administrative and asset allocation charges .          (105)          (90)           --            --            --            --
  Contract surrenders .........................    (2,887,744)   (2,842,632)     (115,791)     (151,028)           --            --
  Participant transfers to other
    funding options ...........................      (405,413)     (549,448)      (14,003)      (16,788)       (5,543)           --
  Other payments to participants ..............       (13,016)       (4,388)           --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........    (1,653,500)     (869,575)      974,413       457,220       131,604            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....      (964,801)    2,267,025     1,119,465       494,238       150,203            --


NET ASSETS:
    Beginning of year .........................    18,199,995    15,932,970       494,238            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $ 17,235,194  $ 18,199,995  $  1,613,703  $    494,238  $    150,203  $         --
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       TEMPLETON FOREIGN               TEMPLETON GLOBAL                  TEMPLETON GROWTH                  TEMPLETON GROWTH
       SECURITIES FUND -            ASSET ALLOCATION FUND -             SECURITIES FUND -                  SECURITIES FUND -
        CLASS 2 SHARES                  CLASS 1 SHARES                    CLASS 1 SHARES                    CLASS 2 SHARES
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$        228     $         --    $    188,212     $    134,383    $    109,999     $    145,635    $       (128)    $         --
         503               --          17,332         (101,343)       (116,935)        (655,092)              3               --

      55,035               --       1,062,781        1,984,709       3,191,231        5,522,790          13,284               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      55,766               --       1,268,325        2,017,749       3,184,295        5,013,333          13,159               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      58,192               --         663,872          533,827       1,572,072        1,361,862           7,877               --

     376,332               --       5,698,240          161,175      14,464,630          608,021         124,262               --
          --               --            (150)            (115)            (61)             (45)             --               --
        (541)              --        (689,953)        (390,581)     (1,335,166)      (1,341,996)             --               --

     (12,939)              --      (5,742,202)        (215,933)    (14,855,941)        (890,016)             (1)              --
          --               --              --               --          (9,350)        (123,391)             --               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     421,044               --         (70,193)          88,373        (163,816)        (385,565)        132,138               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

     476,810               --       1,198,132        2,106,122       3,020,479        4,627,768         145,297               --



          --               --       8,578,088        6,471,966      20,856,038       16,228,270              --               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$    476,810     $         --    $  9,776,220     $  8,578,088    $ 23,876,517     $ 20,856,038    $    145,297     $         --
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                    EQUITY INDEX
                                                                                PORTFOLIO - CLASS II          FUNDAMENTAL VALUE
                                                   APPRECIATION PORTFOLIO              SHARES                     PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $      3,959  $        153  $    110,022  $     37,664  $     (6,970) $     (5,124)
  Realized gain (loss) ........................        10,779           678       (28,711)     (258,755)      187,199         4,835
  Change in unrealized gain (loss)
    on investments ............................        56,453       122,986     1,711,265     4,019,448       164,282     1,111,334
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............        71,191       123,817     1,792,576     3,798,357       344,511     1,111,045
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............       204,554       223,465     2,593,124     2,495,641     1,001,587     1,008,322
  Participant transfers from other
    funding options ...........................       112,962       270,052     1,475,851     2,702,811       288,565       320,896
  Administrative and asset allocation charges .           (17)          (17)         (468)         (480)          (17)          (21)
  Contract surrenders .........................       (57,400)     (197,816)   (2,505,272)   (2,371,288)     (584,837)     (385,952)
  Participant transfers to other
    funding options ...........................       (33,534)      (15,737)   (1,020,174)     (582,194)     (216,780)      (86,505)
  Other payments to participants ..............            --            --       (59,645)      (31,336)           --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       226,565       279,947       483,416     2,213,154       488,518       856,740
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....       297,756       403,764     2,275,992     6,011,511       833,029     1,967,785


NET ASSETS:
    Beginning of year .........................       754,856       351,092    18,911,625    12,900,114     4,384,567     2,416,782
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $  1,052,612  $    754,856  $ 21,187,617  $ 18,911,625  $  5,217,596  $  4,384,567
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                        MID CAP GROWTH                   WORLDWIDE GROWTH
     BALANCED PORTFOLIO -             PORTFOLIO - SERVICE              PORTFOLIO - SERVICE               LAZARD RETIREMENT
        SERVICE SHARES                      SHARES                            SHARES                    SMALL CAP PORTFOLIO
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$     60,719     $     36,817    $     (6,690)    $     (4,201)   $      3,756     $      1,954    $       (146)    $         --
      24,299           (2,307)         10,942           (1,192)        (26,810)         (31,371)              4               --

     200,465          350,971         170,181          192,803          80,374          329,148           8,006               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     285,483          385,481         174,433          187,410          57,320          299,731           7,864               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     993,342          952,770         185,503          189,545         963,679          323,525          26,163               --

     187,178          226,670         111,370           87,551         122,545           68,239          43,407               --
        (131)            (110)            (54)             (45)            (47)             (43)             --               --
    (286,919)        (177,252)        (42,512)         (54,837)       (769,514)        (179,256)           (223)              --

    (532,547)        (294,770)        (78,356)        (105,202)       (217,538)        (131,333)             --               --
          --           (4,813)             --             (550)             --               --              --               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     360,923          702,495         175,951          116,462          99,125           81,132          69,347               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

     646,406        1,087,976         350,384          303,872         156,445          380,863          77,211               --



   3,572,979        2,485,003         772,634          468,762       1,565,710        1,184,847              --               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$  4,219,385     $  3,572,979    $  1,123,018     $    772,634    $  1,722,155     $  1,565,710    $     77,211     $         --
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                              OPPENHEIMER MAIN
                                                      GROWTH AND INCOME             MID-CAP VALUE             STREET FUND/VA -
                                                          PORTFOLIO                   PORTFOLIO                SERVICE SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $        825  $         --  $        227  $         --  $        (18) $         --
  Realized gain (loss) ........................           155            --         2,708            --            --            --
  Change in unrealized gain (loss)
    on investments ............................        16,362            --        17,186            --           696            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............        17,342            --        20,121            --           678            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        41,540            --        23,417            --         6,679            --
  Participant transfers from other
    funding options ...........................       317,561            --       173,925            --         3,090            --
  Administrative and asset allocation charges .            --            --            --            --            --            --
  Contract surrenders .........................      (199,695)           --            --            --            --            --
  Participant transfers to other
    funding options ...........................           (38)           --            --            --            (1)           --
  Other payments to participants ..............            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       159,368            --       197,342            --         9,768            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....       176,710            --       217,463            --        10,446            --


NET ASSETS:
    Beginning of year .........................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $    176,710  $         --  $    217,463  $         --  $     10,446  $         --
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                             PUTNAM VT
                                       PUTNAM VT DISCOVERY           PUTNAM VT INTERNATIONAL                 SMALL CAP
   TOTAL RETURN PORTFOLIO -          GROWTH FUND - CLASS IB           EQUITY FUND - CLASS IB               VALUE FUND -
     ADMINISTRATIVE CLASS                    SHARES                           SHARES                      CLASS IB SHARES
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$     52,094     $     83,395    $       (770)    $       (716)   $     15,385     $        662    $    (14,081)    $     (8,309)
      91,813           51,064           3,267           (6,376)        146,093           46,951          96,253           12,248

      42,197           24,565           5,190           32,728         122,361          357,212         788,046          836,904
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     186,104          159,024           7,687           25,636         283,839          404,825         870,218          840,843
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


   1,239,820        1,213,136          48,903           90,519       1,043,231          511,409         736,186          582,487

     643,877        1,047,336           2,313           19,003         330,828        2,600,266       1,019,826          584,815
        (110)             (90)             --               --             (20)             (14)            (24)              (8)
    (556,541)        (389,982)        (28,963)         (80,265)       (830,413)        (188,399)       (223,666)        (165,641)

    (728,498)        (925,766)         (6,206)         (60,013)       (488,060)      (2,569,309)       (439,793)        (373,325)
     (28,069)              --              --               --            (771)              --          (1,950)              --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     570,479          944,634          16,047          (30,756)         54,795          353,953       1,090,579          628,328
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

     756,583        1,103,658          23,734           (5,120)        338,634          758,778       1,960,797        1,469,171



   4,251,627        3,147,969          88,536           93,656       1,773,161        1,014,383       2,828,016        1,358,845
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$  5,008,210     $  4,251,627    $    112,270     $     88,536    $  2,111,795     $  1,773,161    $  4,788,813     $  2,828,016
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                              SMALL CAP GROWTH
                                                   ALL CAP FUND - CLASS I     INVESTORS FUND - CLASS I         FUND - CLASS I
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    (27,968) $    (43,799) $     23,141  $     18,849  $     (8,069) $     (4,251)
  Realized gain (loss) ........................       142,429       (92,256)       40,456       (41,227)       23,030        (8,281)
  Change in unrealized gain (loss)
    on investments ............................       707,255     2,868,317       255,201       813,776       159,006       281,189
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............       821,716     2,732,262       318,798       791,398       173,967       268,657
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............     1,763,640     1,982,401       489,958       627,863       329,588       239,052
  Participant transfers from other
    funding options ...........................       870,838     1,287,162       229,421       191,201       243,545       115,065
  Administrative and asset allocation charges .           (32)          (23)          (87)          (94)           (2)           (3)
  Contract surrenders .........................      (980,060)   (1,417,361)     (512,164)     (409,096)      (66,727)      (39,963)
  Participant transfers to other
    funding options ...........................      (912,549)     (714,338)     (219,921)     (172,445)     (182,708)      (77,509)
  Other payments to participants ..............        (3,594)       (3,720)           --            --            --          (327)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       738,243     1,134,121       (12,793)      237,429       323,696       236,315
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....     1,559,959     3,866,383       306,005     1,028,827       497,663       504,972


NET ASSETS:
    Beginning of year .........................    10,378,298     6,511,915     3,375,358     2,346,531       960,523       455,551
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $ 11,938,257  $ 10,378,298  $  3,681,363  $  3,375,358  $  1,458,186  $    960,523
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                          SMITH BARNEY                 SMITH BARNEY PREMIER
          TOTAL RETURN                  DIVIDEND STRATEGY               SELECTIONS ALL CAP                  STRONG MULTI
         FUND - CLASS I                     PORTFOLIO                    GROWTH PORTFOLIO                 CAP VALUE FUND II
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$      5,839     $      5,597    $        216     $       (586)   $       (734)    $       (514)   $     (9,403)    $     (6,576)
      26,350            6,884           2,836            1,010           1,697              259          22,967          (13,076)

      21,862           83,415           4,119           33,408           1,701           17,890         150,553          340,284
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      54,051           95,896           7,171           33,832           2,664           17,635         164,117          320,632
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      69,685           85,250          74,186           92,318          23,038           21,578         206,965          224,368

      37,753           56,618          28,444           21,558          18,521           21,485          53,175           53,773
          (1)              (1)            (18)             (12)             --               --             (10)              (9)
    (206,827)         (49,163)        (10,026)         (23,485)        (20,500)         (15,199)       (182,336)        (159,331)

     (16,221)         (19,927)        (35,114)         (14,053)         (5,341)         (10,082)       (119,563)         (94,581)
          --               --              --               --              --               --            (579)              --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


    (115,611)          72,777          57,472           76,326          15,718           17,782         (42,348)          24,220
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

     (61,560)         168,673          64,643          110,158          18,382           35,417         121,769          344,852



     768,305          599,632         225,156          114,998          79,717           44,300       1,138,483          793,631
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$    706,745     $    768,305    $    289,799     $    225,156    $     98,099     $     79,717    $  1,260,252     $  1,138,483
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   CONVERTIBLE SECURITIES       DISCIPLINED MID CAP             EQUITY INCOME
                                                          PORTFOLIO               STOCK PORTFOLIO                 PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $     14,401  $      6,196  $    (45,452) $    (29,906) $     98,233  $     12,237
  Realized gain (loss) ........................         4,078          (867)      498,925       (45,585)    1,253,885       (89,914)
  Change in unrealized gain (loss)
    on investments ............................        17,184        35,933     1,149,523     2,143,923       480,882     5,131,920
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............        35,663        41,262     1,602,996     2,068,432     1,833,000     5,054,243
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............       103,343        13,888     1,978,503     1,577,441     1,981,307     2,327,822
  Participant transfers from other
    funding options ...........................       498,655       101,838     4,268,537     1,792,501       960,965     1,480,959
  Administrative and asset allocation charges .            --            --          (268)         (191)         (281)         (298)
  Contract surrenders .........................       (15,008)       (4,142)     (794,635)     (831,633)   (3,441,732)   (3,419,000)
  Participant transfers to other
    funding options ...........................       (52,793)       (7,508)   (4,139,624)     (868,793)     (451,532)     (789,415)
  Other payments to participants ..............            --            --            --        (7,357)      (11,190)       (1,579)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       534,197       104,076     1,312,513     1,661,968      (962,463)     (401,511)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....       569,860       145,338     2,915,509     3,730,400       870,537     4,652,732


NET ASSETS:
    Beginning of year .........................       282,777       137,439     9,287,016     5,556,616    21,578,535    16,925,803
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $    852,637  $    282,777  $ 12,202,525  $  9,287,016  $ 22,449,072  $ 21,578,535
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       FEDERATED HIGH                    FEDERATED STOCK                                                 LAZARD INTERNATIONAL
       YIELD PORTFOLIO                      PORTFOLIO                  LARGE CAP PORTFOLIO                  STOCK PORTFOLIO
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$     23,297     $     19,557    $     23,840     $     21,196    $    (12,112)    $    (68,191)   $     15,910     $     17,159
      (2,771)          (5,340)         20,941         (103,521)       (722,023)        (678,233)        (31,433)        (141,832)

      10,746           40,501         314,536          895,425       1,599,871        3,978,370         319,058          561,535
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      31,272           54,718         359,317          813,100         865,736        3,231,946         303,535          436,862
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      38,199           33,096         407,361          452,177       1,524,174        2,106,438         756,961          258,118

      17,349           20,888          60,027          129,983         308,221          569,476         175,981          158,367
          --               --              (5)              (4)           (122)            (115)            (23)             (16)
     (34,720)         (27,829)       (476,938)        (655,397)     (2,670,478)      (2,353,743)       (717,748)        (450,779)

      (9,867)          (4,423)        (64,219)        (214,387)       (454,826)        (517,289)        (50,763)         (82,054)
          --               --          (5,007)            (579)        (11,571)          (4,222)             --               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      10,961           21,732         (78,781)        (288,207)     (1,304,602)        (199,455)        164,408         (116,364)
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

      42,233           76,450         280,536          524,893        (438,866)       3,032,491         467,943          320,498



     326,849          250,399       3,805,852        3,280,959      16,654,165       13,621,674       1,928,408        1,607,910
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$    369,082     $    326,849    $  4,086,388     $  3,805,852    $ 16,215,299     $ 16,654,165    $  2,396,351     $  1,928,408
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     MERRILL LYNCH LARGE             MFS EMERGING                MFS MID CAP
                                                     CAP CORE PORTFOLIO            GROWTH PORTFOLIO            GROWTH PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $     (3,301) $     (1,738) $     (1,198) $       (618) $    (54,497) $    (44,178)
  Realized gain (loss) ........................       (56,708)     (108,902)        2,453          (551)     (402,958)     (705,889)
  Change in unrealized gain (loss)
    on investments ............................       229,771       325,266        18,164        19,022     1,229,271     2,293,749
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............       169,762       214,626        19,419        17,853       771,816     1,543,682
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............       142,920       183,584        57,578        46,412       911,659     1,169,099
  Participant transfers from other
    funding options ...........................       146,744        10,838        21,286        17,507       367,631       389,307
  Administrative and asset allocation charges .           (17)          (15)           (9)           (4)          (82)          (68)
  Contract surrenders .........................      (206,505)     (268,959)      (14,757)         (439)     (728,360)   (1,076,211)
  Participant transfers to other
    funding options ...........................      (116,813)      (31,602)      (17,203)       (3,972)     (500,916)     (285,730)
  Other payments to participants ..............            --          (383)       (1,384)           --            --        (4,256)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       (33,671)     (106,537)       45,511        59,504        49,932       192,141
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....       136,091       108,089        64,930        77,357       821,748     1,735,823


NET ASSETS:
    Beginning of year .........................     1,167,584     1,059,495       120,467        43,110     5,852,090     4,116,267
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $  1,303,675  $  1,167,584  $    185,397  $    120,467  $  6,673,838  $  5,852,090
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                         SOCIAL AWARENESS                 TRAVELERS QUALITY
     MFS VALUE PORTFOLIO             PIONEER FUND PORTFOLIO              STOCK PORTFOLIO                   BOND PORTFOLIO
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$        894     $         --    $      3,155     $     19,230    $    (13,312)    $    (31,121)   $    216,203     $    231,429
         737               --        (197,544)        (230,869)       (157,929)        (425,591)         13,267           49,140

       1,545               --         523,867          825,130         673,891        2,759,789         (93,501)          80,196
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


       3,176               --         329,478          613,491         502,650        2,303,077         135,969          360,765
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


       4,301               --         439,134          582,763       1,189,211        1,389,399         639,986          843,233

      81,585               --         817,309          127,802       1,822,370          903,901       1,929,601          722,864
          --               --             (59)             (66)            (75)             (75)            (98)             (56)
          --               --        (609,142)        (396,115)     (1,330,603)      (1,739,042)       (898,822)      (1,232,983)

          --               --        (824,360)        (232,024)     (1,913,542)      (1,035,930)     (2,105,734)        (851,321)
          --               --         (11,303)          (1,685)         (7,190)          (8,875)        (17,834)          (5,443)
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      85,886               --        (188,421)          80,675        (239,829)        (490,622)       (452,901)        (523,706)
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

      89,062               --         141,057          694,166         262,821        1,812,455        (316,932)        (162,941)



          --               --       3,333,157        2,638,991      10,110,164        8,297,709       5,884,175        6,047,116
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$     89,062     $         --    $  3,474,214     $  3,333,157    $ 10,372,985     $ 10,110,164    $  5,567,243     $  5,884,175
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       U.S. GOVERNMENT              AIM CAPITAL                   MFS TOTAL
                                                     SECURITIES PORTFOLIO      APPRECIATION PORTFOLIO          RETURN PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    393,113  $    492,671  $    (14,725) $    (14,867) $    480,986  $    309,889
  Realized gain (loss) ........................        14,453       304,392        28,595        13,988       783,043      (147,713)
  Change in unrealized gain (loss)
    on investments ............................       167,527      (601,088)       98,329       449,071     1,231,459     2,862,370
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............       575,093       195,975       112,199       448,192     2,495,488     3,024,546
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............     1,829,305     2,809,318       235,281       307,457     3,745,107     3,689,383
  Participant transfers from other
    funding options ...........................     2,584,157     2,461,538       105,759        53,137     3,413,916     1,861,679
  Administrative and asset allocation charges .          (154)         (188)          (54)          (40)         (238)         (225)
  Contract surrenders .........................    (2,082,038)   (2,071,752)     (213,480)     (285,065)   (2,717,833)   (3,137,938)
  Participant transfers to other
    funding options ...........................    (3,438,327)   (3,040,331)      (31,538)      (28,806)   (3,219,463)   (1,465,271)
  Other payments to participants ..............       (65,929)           --            --          (703)       (5,089)         (329)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........    (1,172,986)      158,585        95,968        45,980     1,216,400       947,299
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....      (597,893)      354,560       208,167       494,172     3,711,888     3,971,845


NET ASSETS:
    Beginning of year .........................    11,703,487    11,348,927     2,027,637     1,533,465    22,689,310    18,717,465
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $ 11,105,594  $ 11,703,487  $  2,235,804  $  2,027,637  $ 26,401,198  $ 22,689,310
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                       SB ADJUSTABLE RATE                  SMITH BARNEY                     SMITH BARNEY
      PIONEER STRATEGIC                INCOME PORTFOLIO -               AGGRESSIVE GROWTH                    HIGH INCOME
      INCOME PORTFOLIO                   CLASS I SHARES                     PORTFOLIO                         PORTFOLIO
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$    145,107     $    177,813    $        175     $          1    $    (56,414)    $    (37,535)   $    126,547     $    101,013
     (17,264)         (25,707)             --               --         131,419          (48,412)         (9,841)         (25,708)

      94,061          191,496            (136)              --         547,936        1,437,954          35,955          242,384
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     221,904          343,602              39                1         622,941        1,352,007         152,661          317,689
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     250,502          221,363             909            1,000       1,662,058        1,753,123         187,920          199,520

     499,496          295,684          18,612               --         765,109        1,059,525         249,555          334,294
          (5)              (4)             --               --             (43)             (41)            (20)             (18)
    (318,164)        (191,741)             --               --        (926,259)        (891,045)       (176,695)        (274,180)

    (397,169)        (147,426)             --               --        (746,622)        (199,273)       (283,299)         (59,964)
     (18,649)              --              --               --              --           (1,233)             --               --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      16,011          177,876          19,521            1,000         754,243        1,721,056         (22,539)         199,652
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

     237,915          521,478          19,560            1,001       1,377,184        3,073,063         130,122          517,341



   2,277,138        1,755,660           1,001               --       6,345,099        3,272,036       1,640,222        1,122,881
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$  2,515,053     $  2,277,138    $     20,561     $      1,001    $  7,722,283     $  6,345,099    $  1,770,344     $  1,640,222
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                          SMITH BARNEY
                                                         INTERNATIONAL               SMITH BARNEY               SMITH BARNEY
                                                        ALL CAP GROWTH                LARGE CAP             LARGE CAPITALIZATION
                                                           PORTFOLIO               VALUE PORTFOLIO            GROWTH PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $      5,527  $      7,889  $    103,889  $     73,034  $    (35,489) $    (47,535)
  Realized gain (loss) ........................        27,628      (849,082)      (33,926)     (323,392)      (14,149)     (126,904)
  Change in unrealized gain (loss)
    on investments ............................       740,401     1,853,887       736,188     1,893,812       (25,376)    2,289,133
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............       773,556     1,012,694       806,151     1,643,454       (75,014)    2,114,694
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............     1,227,818       627,044       736,070       904,223       851,355       941,950
  Participant transfers from other
    funding options ...........................     1,709,683     2,970,363     1,280,032       755,717       851,111       950,393
  Administrative and asset allocation charges .           (94)          (87)          (13)          (27)          (45)          (37)
  Contract surrenders .........................    (1,275,594)     (869,711)     (523,551)     (631,811)   (1,111,927)   (1,443,579)
  Participant transfers to other
    funding options ...........................    (1,617,236)   (2,953,424)   (1,326,789)     (738,809)     (629,619)     (126,361)
  Other payments to participants ..............       (24,560)       (7,588)           --            --       (22,858)       (4,918)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........        20,017      (233,403)      165,749       289,293       (61,983)      317,448
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....       793,573       779,291       971,900     1,932,747      (136,997)    2,432,142


NET ASSETS:
    Beginning of year .........................     4,590,038     3,810,747     8,139,465     6,206,718     6,845,915     4,413,773
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $  5,383,611  $  4,590,038  $  9,111,365  $  8,139,465  $  6,708,918  $  6,845,915
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

         SMITH BARNEY                                                                                      EMERGING GROWTH
         MONEY MARKET                  STRATEGIC EQUITY                COMSTOCK PORTFOLIO -             PORTFOLIO - CLASS II
           PORTFOLIO                       PORTFOLIO                     CLASS II SHARES                       SHARES
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$     (2,264)    $    (16,518)   $    269,542     $   (328,392)   $     (1,133)    $       (230)   $     (3,697)    $     (2,778)
          --               --      (2,498,844)      (3,253,116)          1,763               43          11,016           (5,717)

          --               --       6,100,522       14,361,212          51,428           14,626          17,675           89,347
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      (2,264)         (16,518)      3,871,220       10,779,704          52,058           14,439          24,994           80,852
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


   1,045,188          929,042       3,411,810        4,411,880         103,513            6,261         121,849          177,274

   6,513,671        7,491,128      16,450,486          961,792         170,873          134,659          46,974           47,815
         (90)             (60)           (326)            (341)             --               --             (21)             (21)
  (1,113,663)      (1,937,129)     (5,045,017)      (5,417,930)        (24,167)              --         (90,820)         (88,286)

  (6,724,005)      (7,165,518)    (17,413,113)      (1,740,519)         (9,155)              --         (90,965)         (28,296)
      (3,662)              --        (101,466)         (73,078)             --               --            (655)              --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


    (282,561)        (682,537)     (2,697,626)      (1,858,196)        241,064          140,920         (13,638)         108,486
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

    (284,825)        (699,055)      1,173,594        8,921,508         293,122          155,359          11,356          189,338



   5,177,028        5,876,083      43,832,968       34,911,460         155,359               --         432,800          243,462
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$  4,892,203     $  5,177,028    $ 45,006,562     $ 43,832,968    $    448,481     $    155,359    $    444,156     $    432,800
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                     SMITH BARNEY
                                                   ENTERPRISE PORTFOLIO -          SMALL CAP GROWTH            EQUITY - INCOME
                                                       CLASS II SHARES         OPPORTUNITIES PORTFOLIO    PORTFOLIO - INITIAL CLASS
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $       (986) $       (619) $     (3,306) $     (2,158) $    193,110  $    198,371
  Realized gain (loss) ........................         2,487        (1,971)       25,340          (354)      115,649      (571,742)
  Change in unrealized gain (loss)
    on investments ............................         2,607        22,693        65,437       114,304     2,324,530     5,989,560
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............         4,108        20,103        87,471       111,792     2,633,289     5,616,189
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        35,784        28,977       153,151       107,985     2,091,903     1,725,087
  Participant transfers from other
    funding options ...........................        26,776        25,677        96,774        48,492    16,945,424       676,121
  Administrative and asset allocation charges .           (11)          (16)           (3)           (2)         (195)         (215)
  Contract surrenders .........................       (16,942)      (12,074)      (23,394)      (18,973)   (1,791,608)   (2,171,713)
  Participant transfers to other
    funding options ...........................       (37,102)      (27,135)      (48,320)      (34,855)  (17,331,805)     (999,395)
  Other payments to participants ..............            --            --            --        (1,333)      (63,124)      (35,199)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........         8,505        15,429       178,208       101,314      (149,405)     (805,314)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....        12,613        35,532       265,679       213,106     2,483,884     4,810,875


NET ASSETS:
    Beginning of year .........................        96,821        61,289       450,344       237,238    24,870,242    20,059,367
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $    109,434  $     96,821  $    716,023  $    450,344  $ 27,354,126  $ 24,870,242
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                           HIGH INCOME                    ASSET MANAGER
     GROWTH PORTFOLIO -                PORTFOLIO - INITIAL             PORTFOLIO - INITIAL            CONTRAFUND(R) PORTFOLIO -
        INITIAL CLASS                         CLASS                           CLASS                       SERVICE CLASS 2
-----------------------------    -----------------------------    -----------------------------    -----------------------------
     2004             2003            2004             2003            2004             2003            2004             2003
     ----             ----            ----             ----            ----             ----            ----             ----
$   (188,581)    $   (197,612)   $    198,432     $    151,861    $    255,694     $    333,520    $    (41,616)    $    (23,168)
  (1,925,715)      (2,245,207)        (53,658)        (122,748)       (121,719)        (287,264)         67,827            2,763

   3,026,714       11,936,328          85,973          522,202         461,911        1,889,271       1,123,115        1,275,653
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     912,418        9,493,509         230,747          551,315         595,886        1,935,527       1,149,326        1,255,248
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


   3,076,748        3,014,074         239,274          196,106         605,375          585,485       1,301,217          847,059

  24,503,548        1,269,537       1,790,529          126,992       8,452,461          108,553       1,407,056        1,371,427
        (142)            (136)            (11)             (12)            (28)             (61)            (89)             (50)
  (3,350,296)      (2,615,262)       (213,955)        (225,223)       (733,287)        (999,926)       (473,396)        (319,258)

 (26,167,162)      (1,661,012)     (1,766,567)        (160,269)     (8,735,218)        (368,011)       (220,935)        (316,376)
     (55,826)         (61,701)             --               --         (34,859)          (4,628)         (5,273)              --
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


  (1,993,130)         (54,500)         49,270          (62,406)       (445,556)        (678,588)      2,008,580        1,582,802
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

  (1,080,712)       9,439,009         280,017          488,909         150,330        1,256,939       3,157,906        2,838,050



  39,765,414       30,326,405       2,633,885        2,144,976      13,122,840       11,865,901       6,514,712        3,676,662
------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
$ 38,684,702     $ 39,765,414    $  2,913,902     $  2,633,885    $ 13,273,170     $ 13,122,840    $  9,672,618     $  6,514,712
============     ============    ============     ============    ============     ============    ============     ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       DYNAMIC CAPITAL
                                                  APPRECIATION PORTFOLIO -       MID CAP PORTFOLIO -
                                                       SERVICE CLASS 2             SERVICE CLASS 2                COMBINED
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $     (1,521) $     (1,246) $    (34,963) $    (11,215) $  6,032,886  $  5,227,153
  Realized gain (loss) ........................         9,508         2,180        52,159        20,423    (9,657,118)  (30,726,471)
  Change in unrealized gain (loss)
    on investments ............................        (7,182)       31,738     1,244,018       766,437    92,202,414   202,320,153
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations ...............           805        32,672     1,261,214       775,645    88,578,182   176,820,835
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        44,079        38,649     1,492,885       824,009   119,735,323   133,370,622
  Participant transfers from other
    funding options ...........................        51,124        24,071     2,181,165       833,599   279,071,739   113,927,654
  Administrative and asset allocation charges .            (2)           --           (99)          (53)   (2,508,057)   (2,344,226)
  Contract surrenders .........................       (58,057)      (13,227)     (325,183)     (229,513) (133,169,542) (144,672,574)
  Participant transfers to other
    funding options ...........................       (62,549)      (11,220)     (323,618)     (170,871) (274,106,050)  (97,398,262)
  Other payments to participants ..............            --            --        (1,982)           --    (1,232,565)     (747,509)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ........       (25,405)       38,273     3,023,168     1,257,171   (12,209,152)    2,135,705
                                                 ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets .....       (24,600)       70,945     4,284,382     2,032,816    76,369,030   178,956,540


NET ASSETS:
    Beginning of year .........................       180,666       109,721     3,336,316     1,303,500   920,301,443   741,344,903
                                                 ------------  ------------  ------------  ------------  ------------  ------------
    End of year ...............................  $    156,066  $    180,666  $  7,620,698  $  3,336,316  $996,670,473  $920,301,443
                                                 ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account QP for Variable Annuities ("Separate Account QP") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account QP is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund QP is comprised of the Gold Track and Gold Track Select products.

Participant purchase payments applied to Separate Account QP are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account QP were:

  Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
    Company
  Dreyfus Stock Index Fund - Intial Shares, Maryland business trust
  High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Managed Assets Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The Company AIM Variable Insurance Funds, Inc., Delaware business trust
      AIM V.I. Premier Equity Fund - Series I
  American Funds Insurance Series, Massachusetts business trust
      Global Growth Fund - Class 2 Shares
      Growth Fund - Class 2 Shares
      Growth-Income Fund - Class 2 Shares
  CitiStreet Funds, Inc., Massachusetts business trust, Affiliate of The Company
      CitiStreet Diversified Bond Fund - Class I
      CitiStreet International Stock Fund - Class I
      CitiStreet Large Company Stock Fund - Class I
      CitiStreet Small Company Stock Fund - Class I
  Credit Suisse Trust, Massachusetts business trust
      Credit Suisse Trust Emerging Markets Portfolio
  Delaware VIP Trust, Maryland business trust
      Delaware VIP REIT Series - Standard Class
      Delaware VIP Small Cap Value Series - Standard Class
  Dreyfus Variable Investment Fund, Maryland business trust
      Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial
        Shares
      Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
      Mutual Shares Securities Fund - Class 2 Shares
      Templeton Developing Markets Securities Fund - Class 2 Shares
      Templeton Foreign Securities Fund - Class 2 Shares
      Templeton Global Asset Allocation Fund - Class 1 Shares
      Templeton Growth Securities Fund - Class 1 Shares
      Templeton Growth Securities Fund - Class 2 Shares
  Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
    Company
      Appreciation Portfolio
      Equity Index Portfolio - Class II Shares
      Fundamental Value Portfolio
  Janus Aspen Series, Delaware business trust
      Balanced Portfolio - Service Shares
      Mid Cap Growth Portfolio - Service Shares
      Worldwide Growth Portfolio - Service Shares
  Lazard Retirement Series, Inc., Massachusetts business trust
      Lazard Retirement Small Cap Portfolio
  Lord Abbett Series Fund, Inc., Maryland business trust
      Growth and Income Portfolio
      Mid-Cap Value Portfolio

  Oppenheimer Variable Account Funds, Massachusetts business trust
      Oppenheimer Main Street Fund/VA - Service Shares
  PIMCO Variable Insurance Trust, Massachusetts business trust
      Total Return Portfolio - Administrative Class
  Putnam Variable Trust, Massachusetts business trust
      Putnam VT Discovery Growth Fund - Class IB Shares
      Putnam VT International Equity Fund - Class IB Shares
      Putnam VT Small Cap Value Fund - Class IB Shares
  Salomon Brothers Variable Series Funds Inc., Maryland business trust,
    Affiliate of The Company
      All Cap Fund - Class I
      Investors Fund - Class I
      Small Cap Growth Fund - Class I
      Total Return Fund - Class I
  Smith Barney Investment Series, Massachusetts business trust, Affiliate of The
    Company
      Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large Cap
        Core Portfolio)
      Smith Barney Premier Selections All Cap Growth Portfolio
  Strong Variable Insurance Funds, Inc., Wisconsin business trust
      Strong Multi Cap Value Fund II
  The Travelers Series Trust, Massachusetts business trust, Affiliate of The
    Company
      Convertible Securities Portfolio
      Disciplined Mid Cap Stock Portfolio
      Equity Income Portfolio
      Federated High Yield Portfolio
      Federated Stock Portfolio
      Large Cap Portfolio
      Lazard International Stock Portfolio
      Merrill Lynch Large Cap Core Portfolio
      MFS Emerging Growth Portfolio
      MFS Mid Cap Growth Portfolio
      MFS Value Portfolio
      Pioneer Fund Portfolio
      Social Awareness Stock Portfolio
      Travelers Quality Bond Portfolio
      U.S. Government Securities Portfolio
  Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
      AIM Capital Appreciation Portfolio
      MFS Total Return Portfolio
      Pioneer Strategic Income Portfolio
      SB Adjustable Rate Income Portfolio - Class I Shares
      Smith Barney Aggressive Growth Portfolio
      Smith Barney High Income Portfolio
      Smith Barney International All Cap Growth Portfolio
      Smith Barney Large Cap Value Portfolio
      Smith Barney Large Capitalization Growth Portfolio
      Smith Barney Money Market Portfolio
      Strategic Equity Portfolio
  Van Kampen Life Investment Trust, Delaware business trust
      Comstock Portfolio - Class II Shares
      Emerging Growth Portfolio - Class II Shares
      Enterprise Portfolio - Class II Shares
  Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
    Company
      Smith Barney Small Cap Growth Opportunities Portfolio

  Variable Insurance Products Fund, Massachusetts business trust
      Equity - Income Portfolio - Initial Class
      Growth Portfolio - Initial Class
      High Income Portfolio - Initial Class
  Variable Insurance Products Fund II, Massachusetts business trust
      Asset Manager Portfolio - Initial Class
      Contrafund(R) Portfolio - Service Class 2
  Variable Insurance Products Fund III, Massachusetts business trust
      Dynamic Capital Appreciation Portfolio - Service Class 2
      Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account QP in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account QP form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account QP. Separate Account QP is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account QP adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $127,585,931 and $130,957,760 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,031,726,440 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $45,837,128. Gross unrealized depreciation for all investments at December 31, 2004 was $80,908,106.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                               QP
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Asset-based Charges
                                                                                       ---------------------------------------------
          Separate Account Charge (1)                                                                                      Total
           (as identified in Note 5)           Product                                       M&E             ADM           Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.30%                  Gold Track Select                            0.30%                          0.30%

Separate Account Charge 0.60%                  Gold Track                                   0.60%                          0.60%
                                               Gold Track Select                            0.60%                          0.60%

Separate Account Charge 0.80%                  Gold Track                                   0.80%                          0.80%
                                               Gold Track Select                            0.80%                          0.80%

Separate Account Charge 0.90%                  Gold Track Select                            0.90%                          0.90%

Separate Account Charge 0.95%                  Gold Track                                   0.95%                          0.95%

Separate Account Charge 1.15%                  Gold Track                                   1.15%                          1.15%
                                               Gold Track Select                            1.15%                          1.15%

Separate Account Charge 1.30%                  Gold Track                                   1.20%           0.10%          1.30%
                                               Gold Track Select                            1.20%           0.10%          1.30%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5. These charges are negotiated on an individual contract basis.

No sales charge is deducted from participant purchase payments when they are received. However, as negotiated, The Company will deduct either a surrender charge or a contingent deferred sales charge, assessed through the redemption of units, as displayed below.

------------------------------------------------------------------------------------------------------------------------------------
Product                                         Charge (as a percentage of the amount withdrawn)
------------------------------------------------------------------------------------------------------------------------------------
                                                CONTINGENT DEFERRED SALES
Gold Track                                         5% for 5 years from the date the purchase payment is made and 0% thereafter
Gold Track Select                                  N/A

                                                SURRENDER CHARGE
Gold Track                                         Up to 5% decreasing to 0% in years 9 and later
Gold Track Select                                  Up to 5% decreasing to 0% in years 9 and later

------------------------------------------------------------------------------------------------------------------------------------

If the Variable Liquidity Benefit is selected, a surrender charge is assessed through the redemption of units in the annuity phase, as a percentage of the amount withdrawn. The charge is displayed below.

------------------------------------------------------------------------------------------------------------------------------------
Product                                         Variable Liquidity Charge
------------------------------------------------------------------------------------------------------------------------------------
                                                CONTINGENT DEFERRED SALES
Gold Track                                         5% for 5 years from the date the purchase payment is made and 0% thereafter
Gold Track Select                                  N/A

                                                SURRENDER CHARGE
Gold Track                                         Up to 5% decreasing to 0% in years 9 and later
Gold Track Select                                  Up to 5% decreasing to 0% in years 9 and later

------------------------------------------------------------------------------------------------------------------------------------

For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is assessed through the redemption of units, and paid to The Company to cover administrative charges.

Contract surrender payments include $141,508 and $399,731 of contingent deferred sales and surrender charges for the years ended December 31,2004 and 2003, respectively. These charges are included in contract surrenders and other payments to participants on the Statements of Charges in Net assets.

Participants in CitiStreet Funds Inc. ("The Funds"), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services LLC ("CitiStreet"), an affiliate of the Company. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee is 1.25%, which decreases as a participant's assets in the Funds increase. These fees totaled $2,500,387 and $2,336,783 for the years ended December 31, 2004 and 2003, respectively.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Capital Appreciation Fund
    Separate Account Charges 0.30% ..................            32,746,008          --    $ 1.196      $  39,165,722      $      --
    Separate Account Charges 0.60% ..................             3,007,532          --      1.982          5,961,570             --
    Separate Account Charges 0.80% ..................             5,510,261          --      1.950         10,744,189             --
    Separate Account Charges 0.90% ..................             7,119,040          --      1.934         13,767,384             --
    Separate Account Charges 0.95% ..................             1,842,364          --      1.926          3,548,247             --
    Separate Account Charges 1.15% ..................             1,739,170          --      1.894          3,294,828             --
    Separate Account Charges 1.30% ..................             2,228,849          --      1.871          4,170,685             --

Dreyfus Stock Index Fund, Inc.
    Separate Account Charges 0.30% ..................            13,025,077          --      1.100         14,330,371             --
    Separate Account Charges 0.60% ..................               493,699          --      1.855            915,970             --
    Separate Account Charges 0.80% ..................             1,690,996          --      1.825          3,085,996             --
    Separate Account Charges 0.90% ..................                    --          --      1.810                 --             --
    Separate Account Charges 0.95% ..................             1,854,057          --      1.803          3,341,978             --
    Separate Account Charges 1.15% ..................               874,253          --      1.773          1,550,071             --
    Separate Account Charges 1.30% ..................             2,117,372          --      1.751          3,707,971             --

High Yield Bond Trust
    Separate Account Charges 0.30% ..................             1,392,611          --      1.053          1,465,977             --
    Separate Account Charges 0.60% ..................               457,164          --      2.073            947,590             --
    Separate Account Charges 0.80% ..................               727,263          --      2.039          1,482,897             --
    Separate Account Charges 0.90% ..................             1,205,658          --      2.022          2,438,080             --
    Separate Account Charges 0.95% ..................                52,879          --      2.014            106,493             --
    Separate Account Charges 1.15% ..................               284,411          --      1.981            563,438             --
    Separate Account Charges 1.30% ..................               138,305          --      1.957            270,630             --

Managed Assets Trust
    Separate Account Charges 0.30% ..................             4,660,460          --      1.077          5,019,238             --
    Separate Account Charges 0.60% ..................             3,701,526          --      1.907          7,057,829             --
    Separate Account Charges 0.80% ..................             3,344,096          --      1.876          6,272,209             --
    Separate Account Charges 0.90% ..................             9,319,821          --      1.860         17,337,010             --
    Separate Account Charges 0.95% ..................               502,868          --      1.853            931,618             --
    Separate Account Charges 1.15% ..................               959,539          --      1.822          1,748,648             --
    Separate Account Charges 1.30% ..................               550,241          --      1.800            990,446             --

Money Market Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.004                 --             --
    Separate Account Charges 0.60% ..................             3,978,797          --      1.167          4,642,256             --
    Separate Account Charges 0.80% ..................             2,302,279          --      1.152          2,652,541             --
    Separate Account Charges 0.90% ..................             3,813,982          --      1.145          4,366,415             --
    Separate Account Charges 0.95% ..................                    --          --      1.141                 --             --
    Separate Account Charges 1.15% ..................               627,877          --      1.127            707,566             --
    Separate Account Charges 1.30% ..................                31,686          --      1.116             35,369             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 0.30% ..................                    --          --    $ 1.097      $          --      $      --
    Separate Account Charges 0.60% ..................               396,008          --      0.806            319,294             --
    Separate Account Charges 0.80% ..................                77,434          --      0.800             61,978             --
    Separate Account Charges 0.90% ..................               155,719          --      0.797            124,181             --
    Separate Account Charges 0.95% ..................                   926          --      0.796                737             --
    Separate Account Charges 1.15% ..................                 2,999          --      0.790              2,370             --
    Separate Account Charges 1.30% ..................                86,354          --      0.786             67,861             --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 0.30% ..................                    --          --      1.129                 --             --
    Separate Account Charges 0.60% ..................               554,952          --      1.110            615,999             --
    Separate Account Charges 0.80% ..................                 8,379          --      1.109              9,289             --
    Separate Account Charges 0.90% ..................                20,388          --      1.108             22,586             --
    Separate Account Charges 0.95% ..................                    --          --      1.107                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.106                 --             --
    Separate Account Charges 1.30% ..................                 4,183          --      1.105              4,621             --
  Growth Fund - Class 2 Shares
    Separate Account Charges 0.30% ..................                    --          --      1.136                 --             --
    Separate Account Charges 0.60% ..................             1,211,258          --      1.092          1,323,214             --
    Separate Account Charges 0.80% ..................                    --          --      1.091                 --             --
    Separate Account Charges 0.90% ..................               100,116          --      1.090            109,154             --
    Separate Account Charges 0.95% ..................                    --          --      1.090                 --             --
    Separate Account Charges 1.15% ..................                 2,690          --      1.088              2,928             --
    Separate Account Charges 1.30% ..................                 1,983          --      1.087              2,156             --
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 0.30% ..................                    --          --      1.096                 --             --
    Separate Account Charges 0.60% ..................               840,008          --      1.084            910,438             --
    Separate Account Charges 0.80% ..................                   373          --      1.082                404             --
    Separate Account Charges 0.90% ..................                43,157          --      1.082             46,682             --
    Separate Account Charges 0.95% ..................                    --          --      1.081                 --             --
    Separate Account Charges 1.15% ..................                 3,166          --      1.080              3,419             --
    Separate Account Charges 1.30% ..................                31,224          --      1.079             33,686             --

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I
    Separate Account Charges 0.30% ..................            11,539,699          --      1.012         11,676,576             --
    Separate Account Charges 0.60% ..................               742,031          --      1.675          1,243,071             --
    Separate Account Charges 0.80% ..................            22,087,466          --      1.648         36,397,041             --
    Separate Account Charges 0.90% ..................            33,214,138      72,199      1.634         54,284,370        118,000
    Separate Account Charges 0.95% ..................             2,008,155          --      1.628          3,268,570             --
    Separate Account Charges 1.15% ..................             2,991,212          --      1.601          4,789,212             --
    Separate Account Charges 1.30% ..................               387,341          --      1.581            612,557             --
  CitiStreet International Stock Fund - Class I
    Separate Account Charges 0.30% ..................            10,462,067          --      1.153         12,064,559             --
    Separate Account Charges 0.60% ..................             1,014,954          --      1.396          1,416,629             --
    Separate Account Charges 0.80% ..................            18,423,024          --      1.373         25,294,240             --
    Separate Account Charges 0.90% ..................            22,546,610      11,017      1.362         30,701,831         15,002
    Separate Account Charges 0.95% ..................             1,672,409          --      1.356          2,267,993             --
    Separate Account Charges 1.15% ..................             2,909,419          --      1.334          3,881,078             --
    Separate Account Charges 1.30% ..................               202,492          --      1.318            266,802             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
CitiStreet Funds, Inc. (continued)
  CitiStreet Large Company Stock Fund - Class I
    Separate Account Charges 0.30% ..................            17,674,137          --    $ 1.111      $  19,627,974      $      --
    Separate Account Charges 0.60% ..................               702,789          --      1.221            857,791             --
    Separate Account Charges 0.80% ..................            31,136,353          --      1.201         37,383,389             --
    Separate Account Charges 0.90% ..................            40,549,022      18,054      1.191         48,286,741         21,499
    Separate Account Charges 0.95% ..................             3,040,380          --      1.186          3,605,559             --
    Separate Account Charges 1.15% ..................             3,823,809          --      1.167          4,460,721             --
    Separate Account Charges 1.30% ..................               560,256          --      1.152            645,564             --
  CitiStreet Small Company Stock Fund - Class I
    Separate Account Charges 0.30% ..................            11,527,537          --      1.173         13,521,294             --
    Separate Account Charges 0.60% ..................             1,129,046          --      1.583          1,787,254             --
    Separate Account Charges 0.80% ..................            12,192,341          --      1.557         18,984,483             --
    Separate Account Charges 0.90% ..................            14,876,238      17,543      1.544         22,973,577         27,092
    Separate Account Charges 0.95% ..................             1,569,801          --      1.538          2,414,279             --
    Separate Account Charges 1.15% ..................             1,313,625          --      1.513          1,987,294             --
    Separate Account Charges 1.30% ..................               228,047          --      1.494            340,778             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.217                 --             --
    Separate Account Charges 0.60% ..................               101,326          --      1.845            186,896             --
    Separate Account Charges 0.80% ..................               247,725          --      1.822            451,319             --
    Separate Account Charges 0.90% ..................               439,086          --      1.811            795,036             --
    Separate Account Charges 0.95% ..................                 7,024          --      1.805             12,679             --
    Separate Account Charges 1.15% ..................                68,011          --      1.783            121,256             --
    Separate Account Charges 1.30% ..................                 9,802          --      1.766             17,315             --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 0.30% ..................                    --          --      1.143                 --             --
    Separate Account Charges 0.60% ..................               725,473          --      2.444          1,772,848             --
    Separate Account Charges 0.80% ..................               295,879          --      2.415            714,458             --
    Separate Account Charges 0.90% ..................               661,395          --      2.400          1,587,554             --
    Separate Account Charges 0.95% ..................                48,685          --      2.393            116,508             --
    Separate Account Charges 1.15% ..................                68,411          --      2.365            161,765             --
    Separate Account Charges 1.30% ..................               117,011          --      2.343            274,212             --
  Delaware VIP Small Cap Value Series - Standard Class
    Separate Account Charges 0.30% ..................                    --          --      1.186                 --             --
    Separate Account Charges 0.60% ..................               890,056          --      2.214          1,970,667             --
    Separate Account Charges 0.80% ..................               977,812          --      2.186          2,137,980             --
    Separate Account Charges 0.90% ..................             1,380,320          --      2.173          2,999,204             --
    Separate Account Charges 0.95% ..................                    --          --      2.166                 --             --
    Separate Account Charges 1.15% ..................               137,100          --      2.139            293,261             --
    Separate Account Charges 1.30% ..................                43,068          --      2.119             91,261             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Dreyfus Variable Investment Fund
  Dreyfus VIF -  Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 0.30% ..................             2,182,428          --    $ 1.123      $   2,451,795      $      --
    Separate Account Charges 0.60% ..................             1,353,337          --      1.797          2,431,281             --
    Separate Account Charges 0.80% ..................             2,350,402          --      1.774          4,169,803             --
    Separate Account Charges 0.90% ..................             3,672,426          --      1.763          6,474,363             --
    Separate Account Charges 0.95% ..................               149,484          --      1.757            262,710             --
    Separate Account Charges 1.15% ..................               520,898          --      1.736            904,026             --
    Separate Account Charges 1.30% ..................               308,645          --      1.719            530,641             --
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    Separate Account Charges 0.30% ..................                    --          --      1.051                 --             --
    Separate Account Charges 0.60% ..................               461,716          --      1.106            510,624             --
    Separate Account Charges 0.80% ..................             7,461,712          --      1.092          8,146,800             --
    Separate Account Charges 0.90% ..................             7,085,943          --      1.085          7,686,851             --
    Separate Account Charges 0.95% ..................                34,428          --      1.081             37,228             --
    Separate Account Charges 1.15% ..................               488,966          --      1.068            521,982             --
    Separate Account Charges 1.30% ..................               313,740          --      1.057            331,709             --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 0.30% ..................                    --          --      1.095                 --             --
    Separate Account Charges 0.60% ..................             1,066,543          --      1.350          1,439,325             --
    Separate Account Charges 0.80% ..................                35,258          --      1.345             47,423             --
    Separate Account Charges 0.90% ..................                63,881          --      1.343             85,780             --
    Separate Account Charges 0.95% ..................                    --          --      1.342                 --             --
    Separate Account Charges 1.15% ..................                25,753          --      1.337             34,437             --
    Separate Account Charges 1.30% ..................                 5,052          --      1.334              6,738             --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 0.30% ..................                    --          --      1.200                 --             --
    Separate Account Charges 0.60% ..................               100,959          --      1.235            124,708             --
    Separate Account Charges 0.80% ..................                    --          --      1.234                 --             --
    Separate Account Charges 0.90% ..................                14,935          --      1.233             18,412             --
    Separate Account Charges 0.95% ..................                    --          --      1.232                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.231                 --             --
    Separate Account Charges 1.30% ..................                 5,761          --      1.230              7,083             --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 0.30% ..................                    --          --      1.151                 --             --
    Separate Account Charges 0.60% ..................               272,617          --      1.158            315,664             --
    Separate Account Charges 0.80% ..................                 7,482          --      1.156              8,652             --
    Separate Account Charges 0.90% ..................                24,205          --      1.156             27,971             --
    Separate Account Charges 0.95% ..................                    --          --      1.155                 --             --
    Separate Account Charges 1.15% ..................               101,332          --      1.154            116,907             --
    Separate Account Charges 1.30% ..................                 6,608          --      1.153              7,616             --
Templeton Global Asset Allocation Fund - Class 1 Shares
    Separate Account Charges 0.30% ..................             5,197,684          --      1.152          5,989,918             --
    Separate Account Charges 0.60% ..................               121,205          --      2.046            247,962             --
    Separate Account Charges 0.80% ..................               356,823          --      2.012            718,078             --
    Separate Account Charges 0.90% ..................                 4,026          --      1.996              8,035             --
    Separate Account Charges 0.95% ..................               315,353          --      1.988            626,852             --
    Separate Account Charges 1.15% ..................               425,846          --      1.955            832,652             --
    Separate Account Charges 1.30% ..................               700,414          --      1.931          1,352,723             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Growth Securities Fund - Class 1 Shares
    Separate Account Charges 0.30% ..................            13,627,435          --    $ 1.130      $  15,392,820      $      --
    Separate Account Charges 0.60% ..................               515,737          --      2.017          1,040,345             --
    Separate Account Charges 0.80% ..................             1,180,397          --      1.984          2,342,235             --
    Separate Account Charges 0.90% ..................                    --          --      1.968                 --             --
    Separate Account Charges 0.95% ..................             1,298,956          --      1.960          2,545,806             --
    Separate Account Charges 1.15% ..................               445,332          --      1.928            858,557             --
    Separate Account Charges 1.30% ..................               891,046          --      1.904          1,696,754             --
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 0.30% ..................                    --          --      1.128                 --             --
    Separate Account Charges 0.60% ..................                94,386          --      1.127            106,418             --
    Separate Account Charges 0.80% ..................                12,517          --      1.126             14,093             --
    Separate Account Charges 0.90% ..................                13,087          --      1.125             14,726             --
    Separate Account Charges 0.95% ..................                    --          --      1.125                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.123                 --             --
    Separate Account Charges 1.30% ..................                 8,964          --      1.122             10,060             --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.079                 --             --
    Separate Account Charges 0.60% ..................               197,045          --      1.037            204,352             --
    Separate Account Charges 0.80% ..................               330,800          --      1.029            340,556             --
    Separate Account Charges 0.90% ..................               445,019          --      1.026            456,472             --
    Separate Account Charges 0.95% ..................                    --          --      1.024                 --             --
    Separate Account Charges 1.15% ..................                25,317          --      1.016             25,732             --
    Separate Account Charges 1.30% ..................                25,228          --      1.011             25,500             --
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 0.30% ..................                    --          --      1.099                 --             --
    Separate Account Charges 0.60% ..................             4,920,344          --      0.923          4,539,878             --
    Separate Account Charges 0.80% ..................             5,804,754          --      0.912          5,295,973             --
    Separate Account Charges 0.90% ..................            10,703,405          --      0.907          9,710,536             --
    Separate Account Charges 0.95% ..................                    --          --      0.905                 --             --
    Separate Account Charges 1.15% ..................             1,472,372          --      0.895          1,317,143             --
    Separate Account Charges 1.30% ..................               365,342          --      0.887            324,087             --
  Fundamental Value Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.095                 --             --
    Separate Account Charges 0.60% ..................               561,903          --      1.073            603,035             --
    Separate Account Charges 0.80% ..................             1,099,074          --      1.065          1,170,890             --
    Separate Account Charges 0.90% ..................             3,118,323          --      1.061          3,309,904             --
    Separate Account Charges 0.95% ..................                    --          --      1.059                 --             --
    Separate Account Charges 1.15% ..................                76,994          --      1.052             80,977             --
    Separate Account Charges 1.30% ..................                50,470          --      1.046             52,790             --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 0.30% ..................                    --          --      1.075                 --             --
    Separate Account Charges 0.60% ..................             2,094,227          --      1.088          2,278,399             --
    Separate Account Charges 0.80% ..................               228,247          --      1.080            246,499             --
    Separate Account Charges 0.90% ..................             1,459,758          --      1.076          1,570,726             --
    Separate Account Charges 0.95% ..................                 4,128          --      1.074              4,434             --
    Separate Account Charges 1.15% ..................                46,310          --      1.066             49,376             --
    Separate Account Charges 1.30% ..................                65,970          --      1.060             69,951             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Janus Aspen Series (continued)
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 0.30% ..................                    --          --    $ 1.185      $          --      $      --
    Separate Account Charges 0.60% ..................               775,607          --      0.887            687,632             --
    Separate Account Charges 0.80% ..................               134,271          --      0.880            118,168             --
    Separate Account Charges 0.90% ..................               253,070          --      0.877            221,904             --
    Separate Account Charges 0.95% ..................                 3,577          --      0.875              3,131             --
    Separate Account Charges 1.15% ..................                44,929          --      0.869             39,035             --
    Separate Account Charges 1.30% ..................                61,510          --      0.864             53,148             --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 0.30% ..................                    --          --      1.115                 --             --
    Separate Account Charges 0.60% ..................             1,355,881          --      0.793          1,075,224             --
    Separate Account Charges 0.80% ..................               201,672          --      0.787            158,757             --
    Separate Account Charges 0.90% ..................               532,525          --      0.784            417,675             --
    Separate Account Charges 0.95% ..................                 1,399          --      0.783              1,095             --
    Separate Account Charges 1.15% ..................                21,888          --      0.777             17,010             --
    Separate Account Charges 1.30% ..................                67,791          --      0.773             52,394             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.134                 --             --
    Separate Account Charges 0.60% ..................                53,428          --      1.128             60,279             --
    Separate Account Charges 0.80% ..................                   781          --      1.127                880             --
    Separate Account Charges 0.90% ..................                13,219          --      1.126             14,885             --
    Separate Account Charges 0.95% ..................                    --          --      1.126                 --             --
    Separate Account Charges 1.15% ..................                 1,039          --      1.124              1,167             --
    Separate Account Charges 1.30% ..................                    --          --      1.123                 --             --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.120                 --             --
    Separate Account Charges 0.60% ..................               118,943          --      1.112            132,277             --
    Separate Account Charges 0.80% ..................                22,529          --      1.111             25,021             --
    Separate Account Charges 0.90% ..................                17,490          --      1.110             19,412             --
    Separate Account Charges 0.95% ..................                    --          --      1.110                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.108                 --             --
    Separate Account Charges 1.30% ..................                    --          --      1.107                 --             --
  Mid-Cap Value Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.156                 --             --
    Separate Account Charges 0.60% ..................               145,040          --      1.166            169,174             --
    Separate Account Charges 0.80% ..................                 3,684          --      1.165              4,291             --
    Separate Account Charges 0.90% ..................                37,796          --      1.164             43,998             --
    Separate Account Charges 0.95% ..................                    --          --      1.164                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.162                 --             --
    Separate Account Charges 1.30% ..................                    --          --      1.161                 --             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 0.30% ..................                    --          --    $ 1.091      $          --     $       --
    Separate Account Charges 0.60% ..................                 5,160          --      1.080              5,570             --
    Separate Account Charges 0.80% ..................                    41          --      1.078                 44             --
    Separate Account Charges 0.90% ..................                 3,315          --      1.077              3,572             --
    Separate Account Charges 0.95% ..................                    --          --      1.077                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.076                 --             --
    Separate Account Charges 1.30% ..................                 1,172          --      1.075              1,260             --

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.30% ..................                    --          --      1.014                 --             --
    Separate Account Charges 0.60% ..................             1,808,655          --      1.249          2,259,834             --
    Separate Account Charges 0.80% ..................               584,319          --      1.240            724,726             --
    Separate Account Charges 0.90% ..................             1,382,613          --      1.236          1,708,581             --
    Separate Account Charges 0.95% ..................                20,674          --      1.233             25,502             --
    Separate Account Charges 1.15% ..................               137,113          --      1.224            167,888             --
    Separate Account Charges 1.30% ..................                99,924          --      1.218            121,679             --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 0.30% ..................                    --          --      1.155                 --             --
    Separate Account Charges 0.60% ..................                71,306          --      0.796             56,732             --
    Separate Account Charges 0.80% ..................                23,413          --      0.790             18,491             --
    Separate Account Charges 0.90% ..................                17,365          --      0.787             13,664             --
    Separate Account Charges 0.95% ..................                    50          --      0.785                 39             --
    Separate Account Charges 1.15% ..................                13,080          --      0.780             10,198             --
    Separate Account Charges 1.30% ..................                16,954          --      0.775             13,146             --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 0.30% ..................                    --          --      1.165                 --             --
    Separate Account Charges 0.60% ..................             1,206,751          --      1.041          1,256,257             --
    Separate Account Charges 0.80% ..................               327,039          --      1.033            337,973             --
    Separate Account Charges 0.90% ..................               422,443          --      1.030            434,968             --
    Separate Account Charges 0.95% ..................                 4,434          --      1.028              4,557             --
    Separate Account Charges 1.15% ..................                38,611          --      1.020             39,394             --
    Separate Account Charges 1.30% ..................                38,089          --      1.015             38,646             --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.30% ..................                    --          --      1.189                 --             --
    Separate Account Charges 0.60% ..................             1,856,242          --      1.659          3,079,801             --
    Separate Account Charges 0.80% ..................               264,688          --      1.647            435,942             --
    Separate Account Charges 0.90% ..................               585,757          --      1.641            961,218             --
    Separate Account Charges 0.95% ..................                 2,058          --      1.638              3,370             --
    Separate Account Charges 1.15% ..................                91,130          --      1.626            148,180             --
    Separate Account Charges 1.30% ..................                99,131          --      1.617            160,302             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 0.30% ..................                    --          --    $ 1.096      $          --      $      --
    Separate Account Charges 0.60% ..................             1,808,280          --      1.836          3,320,680             --
    Separate Account Charges 0.80% ..................               994,556          --      1.814          1,803,975             --
    Separate Account Charges 0.90% ..................             3,401,157          --      1.803          6,131,228             --
    Separate Account Charges 0.95% ..................                10,768          --      1.797             19,351             --
    Separate Account Charges 1.15% ..................               261,535          --      1.775            464,244             --
    Separate Account Charges 1.30% ..................               113,026          --      1.759            198,779             --
  Investors Fund - Class I
    Separate Account Charges 0.30% ..................                    --          --      1.091                 --             --
    Separate Account Charges 0.60% ..................               599,717          --      1.613            967,637             --
    Separate Account Charges 0.80% ..................               565,592          --      1.593            901,247             --
    Separate Account Charges 0.90% ..................               889,824          --      1.584          1,409,085             --
    Separate Account Charges 0.95% ..................                39,848          --      1.579             62,903             --
    Separate Account Charges 1.15% ..................               113,922          --      1.559            177,605             --
    Separate Account Charges 1.30% ..................               105,464          --      1.544            162,886             --
  Small Cap Growth Fund - Class I
    Separate Account Charges 0.30% ..................                    --          --      1.208                 --             --
    Separate Account Charges 0.60% ..................             1,020,306          --      1.072          1,093,452             --
    Separate Account Charges 0.80% ..................                42,130          --      1.064             44,820             --
    Separate Account Charges 0.90% ..................               228,170          --      1.060            241,851             --
    Separate Account Charges 0.95% ..................                14,966          --      1.058             15,835             --
    Separate Account Charges 1.15% ..................                44,057          --      1.050             46,273             --
    Separate Account Charges 1.30% ..................                15,275          --      1.045             15,955             --
  Total Return Fund - Class I
    Separate Account Charges 0.30% ..................                    --          --      1.062                 --             --
    Separate Account Charges 0.60% ..................                20,280          --      1.295             26,254             --
    Separate Account Charges 0.80% ..................                80,302          --      1.278            102,664             --
    Separate Account Charges 0.90% ..................               380,349          --      1.270            483,222             --
    Separate Account Charges 0.95% ..................                    --          --      1.266                 --             --
    Separate Account Charges 1.15% ..................                18,533          --      1.251             23,179             --
    Separate Account Charges 1.30% ..................                57,649          --      1.239             71,426             --

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.069                 --             --
    Separate Account Charges 0.60% ..................                61,928          --      0.834             51,625             --
    Separate Account Charges 0.80% ..................                37,131          --      0.828             30,727             --
    Separate Account Charges 0.90% ..................               118,865          --      0.825             98,006             --
    Separate Account Charges 0.95% ..................                    --          --      0.823                 --             --
    Separate Account Charges 1.15% ..................                74,501          --      0.817             60,866             --
    Separate Account Charges 1.30% ..................                59,784          --      0.813             48,575             --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.106                 --             --
    Separate Account Charges 0.60% ..................                25,633          --      0.893             22,892             --
    Separate Account Charges 0.80% ..................                53,043          --      0.887             47,023             --
    Separate Account Charges 0.90% ..................                10,798          --      0.883              9,537             --
    Separate Account Charges 0.95% ..................                    --          --      0.882                 --             --
    Separate Account Charges 1.15% ..................                   453          --      0.875                396             --
    Separate Account Charges 1.30% ..................                20,968          --      0.870             18,251             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Strong Variable Insurance Funds, Inc.
  Strong Multi Cap Value Fund II
    Separate Account Charges 0.30% ..................                    --          --    $ 1.194      $          --      $      --
    Separate Account Charges 0.60% ..................               194,987          --      1.687            328,994             --
    Separate Account Charges 0.80% ..................               155,798          --      1.666            259,594             --
    Separate Account Charges 0.90% ..................               363,799          --      1.656            602,368             --
    Separate Account Charges 0.95% ..................                    --          --      1.651                 --             --
    Separate Account Charges 1.15% ..................                30,327          --      1.630             49,434             --
    Separate Account Charges 1.30% ..................                12,301          --      1.615             19,862             --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.044                 --             --
    Separate Account Charges 0.60% ..................               473,032          --      1.486            703,021             --
    Separate Account Charges 0.80% ..................                    --          --      1.470                 --             --
    Separate Account Charges 0.90% ..................                    --          --      1.463                 --             --
    Separate Account Charges 0.95% ..................                77,339          --      1.459            112,811             --
    Separate Account Charges 1.15% ..................                16,992          --      1.443             24,521             --
    Separate Account Charges 1.30% ..................                 8,581          --      1.432             12,284             --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 0.30% ..................             2,900,688          --      1.143          3,315,178             --
    Separate Account Charges 0.60% ..................             2,198,287          --      2.108          4,634,133             --
    Separate Account Charges 0.80% ..................               608,550          --      2.082          1,266,860             --
    Separate Account Charges 0.90% ..................             1,060,803          --      2.069          2,194,549             --
    Separate Account Charges 0.95% ..................                99,649          --      2.062            205,505             --
    Separate Account Charges 1.15% ..................               101,002          --      2.037            205,698             --
    Separate Account Charges 1.30% ..................               188,652          --      2.017            380,602             --
  Equity Income Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.103                 --             --
    Separate Account Charges 0.60% ..................             2,075,369          --      1.519          3,153,204             --
    Separate Account Charges 0.80% ..................             3,648,618          --      1.497          5,461,592             --
    Separate Account Charges 0.90% ..................             7,766,609          --      1.486         11,539,493             --
    Separate Account Charges 0.95% ..................                    --          --      1.480                 --             --
    Separate Account Charges 1.15% ..................             1,272,888          --      1.458          1,856,419             --
    Separate Account Charges 1.30% ..................               303,955          --      1.442            438,364             --
  Federated High Yield Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.048                 --             --
    Separate Account Charges 0.60% ..................                   176          --      1.373                242             --
    Separate Account Charges 0.80% ..................               106,443          --      1.354            144,110             --
    Separate Account Charges 0.90% ..................               145,493          --      1.344            195,565             --
    Separate Account Charges 0.95% ..................                    --          --      1.339                 --             --
    Separate Account Charges 1.15% ..................                 7,239          --      1.320              9,558             --
    Separate Account Charges 1.30% ..................                15,012          --      1.306             19,607             --
  Federated Stock Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.106                 --             --
    Separate Account Charges 0.60% ..................               457,493          --      1.549            708,733             --
    Separate Account Charges 0.80% ..................               684,873          --      1.526          1,045,226             --
    Separate Account Charges 0.90% ..................             1,402,815          --      1.515          2,125,013             --
    Separate Account Charges 0.95% ..................                    --          --      1.509                 --             --
    Separate Account Charges 1.15% ..................               108,852          --      1.487            161,841             --
    Separate Account Charges 1.30% ..................                30,999          --      1.470             45,575             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
The Travelers Series Trust (continued)
  Large Cap Portfolio
    Separate Account Charges 0.30% ..................                    --          --    $ 1.102      $          --      $      --
    Separate Account Charges 0.60% ..................               795,132          --      1.253            996,584             --
    Separate Account Charges 0.80% ..................             5,245,117          --      1.235          6,476,834             --
    Separate Account Charges 0.90% ..................             6,291,689          --      1.226          7,711,616             --
    Separate Account Charges 0.95% ..................                    --          --      1.221                 --             --
    Separate Account Charges 1.15% ..................               668,030          --      1.203            803,702             --
    Separate Account Charges 1.30% ..................               190,428          --      1.190            226,563             --
  Lazard International Stock Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.155                 --             --
    Separate Account Charges 0.60% ..................               167,658          --      1.092            183,003             --
    Separate Account Charges 0.80% ..................               678,502          --      1.075            729,727             --
    Separate Account Charges 0.90% ..................             1,168,328          --      1.068          1,247,253             --
    Separate Account Charges 0.95% ..................                    --          --      1.064                 --             --
    Separate Account Charges 1.15% ..................               191,964          --      1.048            201,179             --
    Separate Account Charges 1.30% ..................                33,953          --      1.036             35,189             --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.162                 --             --
    Separate Account Charges 0.60% ..................               157,515          --      1.144            180,124             --
    Separate Account Charges 0.80% ..................               569,174          --      1.129            642,781             --
    Separate Account Charges 0.90% ..................               369,816          --      1.122            415,045             --
    Separate Account Charges 0.95% ..................                 8,315          --      1.119              9,303             --
    Separate Account Charges 1.15% ..................                25,111          --      1.105             27,746             --
    Separate Account Charges 1.30% ..................                26,198          --      1.095             28,676             --
  MFS Emerging Growth Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.170                 --             --
    Separate Account Charges 0.60% ..................                89,184          --      0.767             68,396             --
    Separate Account Charges 0.80% ..................                27,954          --      0.761             21,282             --
    Separate Account Charges 0.90% ..................                95,469          --      0.759             72,416             --
    Separate Account Charges 0.95% ..................                    --          --      0.757                 --             --
    Separate Account Charges 1.15% ..................                 7,979          --      0.752              5,997             --
    Separate Account Charges 1.30% ..................                23,153          --      0.747             17,306             --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.169                 --             --
    Separate Account Charges 0.60% ..................               405,733          --      1.283            520,564             --
    Separate Account Charges 0.80% ..................             1,727,825          --      1.267          2,189,187             --
    Separate Account Charges 0.90% ..................             2,446,747          --      1.259          3,080,714             --
    Separate Account Charges 0.95% ..................               111,924          --      1.255            140,482             --
    Separate Account Charges 1.15% ..................               372,161          --      1.239            461,285             --
    Separate Account Charges 1.30% ..................               229,344          --      1.228            281,606             --
  MFS Value Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.116                 --             --
    Separate Account Charges 0.60% ..................                75,453          --      1.128             85,118             --
    Separate Account Charges 0.80% ..................                    --          --      1.127                 --             --
    Separate Account Charges 0.90% ..................                 3,503          --      1.126              3,944             --
    Separate Account Charges 0.95% ..................                    --          --      1.125                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.124                 --             --
    Separate Account Charges 1.30% ..................                    --          --      1.123                 --             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
The Travelers Series Trust (continued)
  Pioneer Fund Portfolio
    Separate Account Charges 0.30% ..................               558,000          --    $ 1.110      $     619,497      $      --
    Separate Account Charges 0.60% ..................               303,851          --      1.340            407,228             --
    Separate Account Charges 0.80% ..................               468,411          --      1.318            617,519             --
    Separate Account Charges 0.90% ..................             1,089,065          --      1.308          1,424,006             --
    Separate Account Charges 0.95% ..................                74,373          --      1.302             96,845             --
    Separate Account Charges 1.15% ..................               160,136          --      1.281            205,121             --
    Separate Account Charges 1.30% ..................                82,200          --      1.265            103,998             --
Social Awareness Stock Portfolio
    Separate Account Charges 0.30% ..................             1,305,355          --      1.135          1,482,114             --
    Separate Account Charges 0.60% ..................               410,937          --      1.663            683,352             --
    Separate Account Charges 0.80% ..................               907,516          --      1.636          1,484,509             --
    Separate Account Charges 0.90% ..................             2,804,373          --      1.622          4,549,685             --
    Separate Account Charges 0.95% ..................               274,250          --      1.616            443,112             --
    Separate Account Charges 1.15% ..................               439,540          --      1.589            698,580             --
    Separate Account Charges 1.30% ..................               657,162          --      1.570          1,031,633             --
  Travelers Quality Bond Portfolio
    Separate Account Charges 0.30% ..................             1,546,414          --      1.008          1,558,935             --
    Separate Account Charges 0.60% ..................               316,329          --      1.440            455,392             --
    Separate Account Charges 0.80% ..................               583,093          --      1.419            827,318             --
    Separate Account Charges 0.90% ..................             1,257,867          --      1.409          1,771,798             --
    Separate Account Charges 0.95% ..................                82,834          --      1.404            116,258             --
    Separate Account Charges 1.15% ..................               344,205          --      1.383            476,116             --
    Separate Account Charges 1.30% ..................               264,155          --      1.368            361,426             --
  U.S. Government Securities Portfolio
    Separate Account Charges 0.30% ..................             1,851,528          --      1.016          1,881,754             --
    Separate Account Charges 0.60% ..................               754,697          --      1.746          1,317,911             --
    Separate Account Charges 0.80% ..................             1,163,642          --      1.718          1,998,830             --
    Separate Account Charges 0.90% ..................             2,433,134          --      1.704          4,145,247             --
    Separate Account Charges 0.95% ..................               215,844          --      1.697            366,218             --
    Separate Account Charges 1.15% ..................               496,882          --      1.669            829,292             --
    Separate Account Charges 1.30% ..................               343,548          --      1.649            566,342             --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.127                 --             --
    Separate Account Charges 0.60% ..................               145,832          --      0.894            130,416             --
    Separate Account Charges 0.80% ..................             1,177,150          --      0.888          1,045,027             --
    Separate Account Charges 0.90% ..................             1,104,994          --      0.885            977,373             --
    Separate Account Charges 0.95% ..................                   699          --      0.883                617             --
    Separate Account Charges 1.15% ..................                60,480          --      0.876             53,006             --
    Separate Account Charges 1.30% ..................                33,691          --      0.872             29,365             --
  MFS Total Return Portfolio
    Separate Account Charges 0.30% ..................             1,537,962          --      1.077          1,656,413             --
    Separate Account Charges 0.60% ..................             2,807,363          --      1.988          5,581,396             --
    Separate Account Charges 0.80% ..................             3,094,227          --      1.956          6,051,259             --
    Separate Account Charges 0.90% ..................             4,604,359          --      1.940          8,930,866             --
    Separate Account Charges 0.95% ..................                79,150          --      1.932            152,892             --
    Separate Account Charges 1.15% ..................             1,400,796          --      1.900          2,661,710             --
    Separate Account Charges 1.30% ..................               728,163          --      1.877          1,366,662             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Travelers Series Fund Inc. (continued)
  Pioneer Strategic Income Portfolio
    Separate Account Charges 0.30% ..................               331,071          --    $ 1.066      $     352,886      $      --
    Separate Account Charges 0.60% ..................               144,266          --      1.554            224,222             --
    Separate Account Charges 0.80% ..................               463,747          --      1.529            708,991             --
    Separate Account Charges 0.90% ..................               517,204          --      1.516            784,239             --
    Separate Account Charges 0.95% ..................                40,442          --      1.510             61,072             --
    Separate Account Charges 1.15% ..................               139,939          --      1.485            207,873             --
    Separate Account Charges 1.30% ..................               119,798          --      1.467            175,770             --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 0.30% ..................                    --          --      1.003                 --             --
    Separate Account Charges 0.60% ..................                20,413          --      1.007             20,561             --
    Separate Account Charges 0.80% ..................                    --          --      1.005                 --             --
    Separate Account Charges 0.90% ..................                    --          --      1.003                 --             --
    Separate Account Charges 0.95% ..................                    --          --      1.003                 --             --
    Separate Account Charges 1.15% ..................                    --          --      1.000                 --             --
    Separate Account Charges 1.30% ..................                    --          --      0.998                 --             --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.30% ..................                    --          --      1.119                 --             --
    Separate Account Charges 0.60% ..................             2,160,052          --      0.930          2,007,892             --
    Separate Account Charges 0.80% ..................             2,306,943          --      0.923          2,128,694             --
    Separate Account Charges 0.90% ..................             3,621,393          --      0.919          3,329,376             --
    Separate Account Charges 0.95% ..................                    --          --      0.918                 --             --
    Separate Account Charges 1.15% ..................               242,273          --      0.911            220,694             --
    Separate Account Charges 1.30% ..................                39,325          --      0.906             35,627             --
  Smith Barney High Income Portfolio
    Separate Account Charges 0.30% ..................               196,344          --      1.054            206,907             --
    Separate Account Charges 0.60% ..................                78,885          --      1.407            110,984             --
    Separate Account Charges 0.80% ..................               289,938          --      1.384            401,293             --
    Separate Account Charges 0.90% ..................               542,473          --      1.373            744,705             --
    Separate Account Charges 0.95% ..................                21,624          --      1.367             29,563             --
    Separate Account Charges 1.15% ..................               108,361          --      1.345            145,751             --
    Separate Account Charges 1.30% ..................                98,700          --      1.329            131,141             --
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 0.30% ..................               713,721          --      1.168            833,648             --
    Separate Account Charges 0.60% ..................               231,552          --      1.043            241,446             --
    Separate Account Charges 0.80% ..................             1,767,015          --      1.026          1,812,407             --
    Separate Account Charges 0.90% ..................             1,781,164          --      1.017          1,811,973             --
    Separate Account Charges 0.95% ..................               251,365          --      1.013            254,657             --
    Separate Account Charges 1.15% ..................               293,359          --      0.997            292,354             --
    Separate Account Charges 1.30% ..................               139,310          --      0.984            137,126             --
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 0.30% ..................               965,434          --      1.093          1,054,934             --
    Separate Account Charges 0.60% ..................             3,173,539          --      1.537          4,877,475             --
    Separate Account Charges 0.80% ..................               307,347          --      1.512            464,647             --
    Separate Account Charges 0.90% ..................               692,603          --      1.499          1,038,476             --
    Separate Account Charges 0.95% ..................               549,068          --      1.493            819,878             --
    Separate Account Charges 1.15% ..................               325,091          --      1.469            477,489             --
    Separate Account Charges 1.30% ..................               260,880          --      1.451            378,466             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.30% ..................                    --          --    $ 1.101      $          --      $      --
    Separate Account Charges 0.60% ..................               366,579          --      1.504            551,381             --
    Separate Account Charges 0.80% ..................             1,743,036          --      1.485          2,588,694             --
    Separate Account Charges 0.90% ..................             1,719,148          --      1.476          2,537,082             --
    Separate Account Charges 0.95% ..................               117,362          --      1.471            172,651             --
    Separate Account Charges 1.15% ..................               471,937          --      1.453            685,509             --
    Separate Account Charges 1.30% ..................               120,658          --      1.439            173,601             --
  Smith Barney Money Market Portfolio
    Separate Account Charges 0.30% ..................               866,201          --      1.004            869,395             --
    Separate Account Charges 0.60% ..................                35,778          --      1.260             45,086             --
    Separate Account Charges 0.80% ..................               467,624          --      1.239            579,613             --
    Separate Account Charges 0.90% ..................             1,343,408          --      1.229          1,651,481             --
    Separate Account Charges 0.95% ..................               284,339          --      1.224            348,105             --
    Separate Account Charges 1.15% ..................               548,407          --      1.204            660,397             --
    Separate Account Charges 1.30% ..................               620,599          --      1.189            738,126             --
  Strategic Equity Portfolio
    Separate Account Charges 0.30% ..................            15,242,832          --      1.108         16,889,571             --
    Separate Account Charges 0.60% ..................               669,603          --      1.538          1,029,898             --
    Separate Account Charges 0.80% ..................             8,657,478          --      1.513         13,098,478             --
    Separate Account Charges 0.90% ..................             7,455,295          --      1.501         11,187,003             --
    Separate Account Charges 0.95% ..................               432,539          --      1.494            646,378             --
    Separate Account Charges 1.15% ..................             1,025,980          --      1.470          1,508,189             --
    Separate Account Charges 1.30% ..................               445,637          --      1.452            647,045             --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.30% ..................                    --          --      1.118                 --             --
    Separate Account Charges 0.60% ..................                96,505          --      1.469            141,753             --
    Separate Account Charges 0.80% ..................                 5,458          --      1.464              7,990             --
    Separate Account Charges 0.90% ..................               103,873          --      1.462            151,814             --
    Separate Account Charges 0.95% ..................                    --          --      1.460                 --             --
    Separate Account Charges 1.15% ..................                77,925          --      1.455            113,415             --
    Separate Account Charges 1.30% ..................                23,081          --      1.452             33,509             --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 0.30% ..................                    --          --      1.123                 --             --
    Separate Account Charges 0.60% ..................               174,046          --      0.735            127,858             --
    Separate Account Charges 0.80% ..................                93,510          --      0.729             68,191             --
    Separate Account Charges 0.90% ..................               257,072          --      0.727            186,784             --
    Separate Account Charges 0.95% ..................                 1,289          --      0.725                935             --
    Separate Account Charges 1.15% ..................                31,707          --      0.720             22,827             --
    Separate Account Charges 1.30% ..................                52,461          --      0.716             37,561             --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 0.30% ..................                    --          --      1.106                 --             --
    Separate Account Charges 0.60% ..................                28,823          --      0.824             23,748             --
    Separate Account Charges 0.80% ..................                 5,962          --      0.818              4,876             --
    Separate Account Charges 0.90% ..................                43,549          --      0.815             35,490             --
    Separate Account Charges 0.95% ..................                   625          --      0.813                509             --
    Separate Account Charges 1.15% ..................                19,929          --      0.807             16,093             --
    Separate Account Charges 1.30% ..................                35,761          --      0.803             28,718             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 0.30% ..................                    --          --    $ 1.210      $          --      $      --
    Separate Account Charges 0.60% ..................               485,743          --      1.139            553,162             --
    Separate Account Charges 0.80% ..................                33,390          --      1.130             37,746             --
    Separate Account Charges 0.90% ..................                95,537          --      1.126            107,608             --
    Separate Account Charges 0.95% ..................                    --          --      1.124                 --             --
    Separate Account Charges 1.15% ..................                 5,571          --      1.116              6,217             --
    Separate Account Charges 1.30% ..................                10,172          --      1.110             11,290             --

Variable Insurance Products Fund
  Equity - Income Portfolio - Initial Class
    Separate Account Charges 0.30% ..................            15,832,603          --      1.098         17,378,843             --
    Separate Account Charges 0.60% ..................               149,510          --      1.882            281,437             --
    Separate Account Charges 0.80% ..................             2,302,232          --      1.852          4,262,882             --
    Separate Account Charges 0.90% ..................                 5,372          --      1.836              9,866             --
    Separate Account Charges 0.95% ..................             1,124,786          --      1.829          2,057,159             --
    Separate Account Charges 1.15% ..................               400,554          --      1.799            720,623             --
    Separate Account Charges 1.30% ..................             1,487,531          --      1.777          2,643,316             --
  Growth Portfolio - Initial Class
    Separate Account Charges 0.30% ..................            22,829,808          --      1.097         25,036,323             --
    Separate Account Charges 0.60% ..................               375,289          --      1.578            592,259             --
    Separate Account Charges 0.80% ..................             3,845,340          --      1.552          5,969,415             --
    Separate Account Charges 0.90% ..................                    --          --      1.540                 --             --
    Separate Account Charges 0.95% ..................             2,500,424          --      1.533          3,833,932             --
    Separate Account Charges 1.15% ..................               867,802          --      1.508          1,308,871             --
    Separate Account Charges 1.30% ..................             1,304,854          --      1.490          1,943,902             --
  High Income Portfolio - Initial Class
    Separate Account Charges 0.30% ..................             1,741,580          --      1.061          1,848,103             --
    Separate Account Charges 0.60% ..................                37,524          --      1.161             43,580             --
    Separate Account Charges 0.80% ..................               256,356          --      1.142            292,868             --
    Separate Account Charges 0.90% ..................                    --          --      1.133                 --             --
    Separate Account Charges 0.95% ..................               317,740          --      1.128            358,557             --
    Separate Account Charges 1.15% ..................               167,884          --      1.110            186,356             --
    Separate Account Charges 1.30% ..................               168,222          --      1.096            184,438             --

Variable Insurance Products Fund II
  Asset Manager Portfolio - Initial Class
    Separate Account Charges 0.30% ..................             8,060,351          --      1.053          8,486,790             --
    Separate Account Charges 0.60% ..................                71,906          --      1.613            116,007             --
    Separate Account Charges 0.80% ..................             1,480,269          --      1.587          2,349,036             --
    Separate Account Charges 0.90% ..................                    --          --      1.574                 --             --
    Separate Account Charges 0.95% ..................               431,583          --      1.567            676,475             --
    Separate Account Charges 1.15% ..................               572,513          --      1.542            882,698             --
    Separate Account Charges 1.30% ..................               500,491          --      1.523            762,164             --

                                                                                         DECEMBER 31, 2004
                                                               ---------------------------------------------------------------------

                                                               ACCUMULATION     ANNUITY     UNIT         ACCUMULATION       ANNUITY
                                                                   UNITS         UNITS      VALUE         NET ASSETS      NET ASSETS
                                                               ------------     -------    -------      -------------     ----------
Variable Insurance Products Fund II (continued)
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 0.30% ..................                    --          --    $ 1.130      $          --      $      --
    Separate Account Charges 0.60% ..................             5,358,276          --      1.247          6,681,104             --
    Separate Account Charges 0.80% ..................               840,729          --      1.238          1,040,591             --
    Separate Account Charges 0.90% ..................               633,884          --      1.233            781,715             --
    Separate Account Charges 0.95% ..................                 6,459          --      1.231              7,951             --
    Separate Account Charges 1.15% ..................               869,834          --      1.222          1,062,904             --
    Separate Account Charges 1.30% ..................                80,933          --      1.215             98,353             --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 0.30% ..................                    --          --      1.174                 --             --
    Separate Account Charges 0.60% ..................                54,968          --      0.974             53,545             --
    Separate Account Charges 0.80% ..................                39,094          --      0.967             37,804             --
    Separate Account Charges 0.90% ..................                48,368          --      0.963             46,600             --
    Separate Account Charges 0.95% ..................                 6,053          --      0.962              5,822             --
    Separate Account Charges 1.15% ..................                   545          --      0.955                520             --
    Separate Account Charges 1.30% ..................                12,403          --      0.949             11,775             --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 0.30% ..................                    --          --      1.195                 --             --
    Separate Account Charges 0.60% ..................             3,259,665          --      1.574          5,131,651             --
    Separate Account Charges 0.80% ..................               473,022          --      1.563            739,238             --
    Separate Account Charges 0.90% ..................               881,226          --      1.557          1,372,102             --
    Separate Account Charges 0.95% ..................                 2,603          --      1.554              4,045             --
    Separate Account Charges 1.15% ..................               151,955          --      1.543            234,445             --
    Separate Account Charges 1.30% ..................                90,732          --      1.534            139,217             --
                                                                                                        -------------      ---------

Net Contract Owners' Equity .........................                                                   $ 996,488,880      $ 181,593
                                                                                                        =============      =========

6. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET        COST OF      PROCEEDS
                                                                               SHARES        VALUE        PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (8.1%)
    Total (Cost $98,611,068)                                                   1,217,766  $ 80,652,625  $  4,608,843  $  8,140,553
                                                                            ------------  ------------  ------------  ------------

DREYFUS STOCK INDEX FUND, INC. (2.7%)
    Total (Cost $27,395,802)                                                     871,879    26,932,357     2,658,641     2,637,021
                                                                            ------------  ------------  ------------  ------------

HIGH YIELD BOND TRUST (0.7%)
    Total (Cost $6,864,059)                                                      734,118     7,275,105     1,693,804     1,535,557
                                                                            ------------  ------------  ------------  ------------

MANAGED ASSETS TRUST (4.0%)
    Total (Cost $41,398,779)                                                   2,360,948    39,356,998     2,900,027     4,340,110
                                                                            ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (1.2%)
    Total (Cost $12,393,094)                                                  12,393,094    12,393,094     7,539,219     8,717,873
                                                                            ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $538,724)                                                         27,062       576,421       138,375        55,514
                                                                            ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (0.3%)
  Global Growth Fund - Class 2 Shares (Cost $604,789)                             37,870       652,495       619,326        14,398
  Growth Fund - Class 2 Shares (Cost $1,314,309)                                  28,130     1,437,452     1,337,064        23,993
  Growth-Income Fund - Class 2 Shares (Cost $935,496)                             27,146       994,629       991,823        56,747
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $2,854,594)                                                       93,146     3,084,576     2,948,213        95,138
                                                                            ------------  ------------  ------------  ------------

CITISTREET FUNDS, INC. (36.6%)
  CitiStreet Diversified Bond Fund - Class I (Cost $105,153,058)               9,500,372   112,389,397    16,127,613    11,181,789
  CitiStreet International Stock Fund - Class I (Cost $78,889,172)             5,606,214    75,908,134     7,108,793    14,050,746
  CitiStreet Large Company Stock Fund - Class I (Cost $127,979,871)            9,861,737   114,889,238     7,039,179    11,385,292
  CitiStreet Small Company Stock Fund - Class I (Cost $54,921,259)             4,443,843    62,036,051     3,460,404     8,842,326
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $366,943,360)                                                 29,412,166   365,222,820    33,735,989    45,460,153
                                                                            ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.2%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $1,300,486)                                                      119,675     1,584,501       792,491       738,979
                                                                            ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (1.2%)
  Delaware VIP REIT Series - Standard Class (Cost $3,318,741)                    242,523     4,627,345     1,611,186       827,915
  Delaware VIP Small Cap Value Series - Standard Class (Cost $5,193,158)         246,055     7,492,373     1,596,265       597,779
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $8,511,899)                                                      488,578    12,119,718     3,207,451     1,425,694
                                                                            ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (3.5%)
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $16,707,754)                                                           414,552    17,224,619     1,835,510     1,941,761
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $18,107,680)       484,679    17,235,194       884,912     2,406,104
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $34,815,434)                                                     899,231    34,459,813     2,720,422     4,347,865
                                                                            ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (3.6%)
  Mutual Shares Securities Fund - Class 2 Shares (Cost $1,445,531)                96,977     1,613,703     1,099,761       125,038
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $131,989)                                                               17,324       150,203       136,130         4,589
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $421,776)              33,227       476,810       435,433        14,160
  Templeton Global Asset Allocation Fund - Class 1 Shares (Cost $8,577,942)      463,108     9,776,220       983,597       866,616
  Templeton Growth Securities Fund - Class 1 Shares (Cost $22,868,328)         1,839,485    23,876,517     1,706,418     1,762,649
  Templeton Growth Securities Fund - Class 2 Shares (Cost $132,013)               11,325       145,297       132,147           138
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $33,577,579)                                                   2,461,446    36,038,750     4,493,486     2,773,190
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2004 (CONTINUED)
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET        COST OF      PROCEEDS
                                                                               SHARES        VALUE        PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
  Greenwich Street Series Fund (2.8%)
  Appreciation Portfolio (Cost $902,046)                                          44,926  $  1,052,612  $    327,007  $     96,568
  Equity Index Portfolio - Class II Shares (Cost $20,053,599)                    717,738    21,187,617     2,647,468     2,056,201
  Fundamental Value Portfolio (Cost $4,434,496)                                  247,279     5,217,596     1,107,957       508,144
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $25,390,141)                                                   1,009,943    27,457,825     4,082,432     2,660,913
                                                                            ------------  ------------  ------------  ------------

JANUS ASPEN SERIES (0.7%)
  Balanced Portfolio - Service Shares (Cost $3,841,269)                          167,171     4,219,385       912,601       491,317
  Mid Cap Growth Portfolio - Service Shares (Cost $873,073)                       44,283     1,123,018       265,054        95,868
  Worldwide Growth Portfolio - Service Shares (Cost $1,622,479)                   64,694     1,722,155     1,032,049       929,317
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $6,336,821)                                                      276,148     7,064,558     2,209,704     1,516,502
                                                                            ------------  ------------  ------------  ------------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $69,205)                                                           4,569        77,211        69,281            79
                                                                            ------------  ------------  ------------  ------------

LORD ABBETT SERIES FUND, INC. (0.0%)
  Growth and Income Portfolio (Cost $160,348)                                      6,501       176,710       366,018       204,416
  Mid-Cap Value Portfolio (Cost $200,277)                                         10,460       217,463       200,401           130
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $360,625)                                                         16,961       394,173       566,419       204,546
                                                                            ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $9,750)                                                              505        10,446         9,762            13
                                                                            ------------  ------------  ------------  ------------

PIMCO VARIABLE INSURANCE TRUST (0.5%)
  Total Return Portfolio - Administrative Class
    Total (Cost $4,893,858)                                                      476,519     5,008,210     1,511,966       817,413
                                                                            ------------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (0.7%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $97,746)                22,590       112,270        47,885        32,619
  Putnam VT International Equity Fund - Class IB Shares (Cost $1,709,027)        143,562     2,111,795     1,213,349     1,143,336
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $3,403,773)             210,128     4,788,813     1,542,189       465,974
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $5,210,546)                                                      376,280     7,012,878     2,803,423     1,641,929
                                                                            ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.8%)
  All Cap Fund - Class I (Cost $10,219,534)                                      709,344    11,938,257     1,948,428     1,239,312
  Investors Fund - Class I (Cost $3,260,797)                                     266,572     3,681,363       631,442       621,471
  Small Cap Growth Fund - Class I (Cost $1,158,630)                              103,491     1,458,186       505,049       189,510
    Total Return Fund - Class I (Cost $654,187)                                   62,710       706,745       116,057       213,102
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $15,293,148)                                                   1,142,117    17,784,551     3,200,976     2,263,395
                                                                            ------------  ------------  ------------  ------------

SMITH BARNEY INVESTMENT SERIES (0.0%)
  Smith Barney Dividend Strategy Portfolio (Cost $267,617)                        32,635       289,799       101,119        43,462
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $90,711)          8,087        98,099        40,911        25,940
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $358,328)                                                         40,722       387,898       142,030        69,402
                                                                            ------------  ------------  ------------  ------------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.1%)
  Strong Multi Cap Value Fund II
    Total (Cost $992,229)                                                        107,073     1,260,252       217,973       269,854
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2004 (CONTINUED)
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
THE TRAVELERS SERIES TRUST (9.8%)
  Convertible Securities Portfolio (Cost $822,406)                                69,039  $    852,637  $    619,296  $     70,729
  Disciplined Mid Cap Stock Portfolio (Cost $9,864,513)                          617,537    12,202,525     2,719,207     1,121,112
  Equity Income Portfolio (Cost $19,805,193)                                   1,307,459    22,449,072     2,803,913     2,661,823
  Federated High Yield Portfolio (Cost $395,931)                                  42,817       369,082        77,269        43,050
  Federated Stock Portfolio (Cost $3,673,616)                                    246,763     4,086,388       406,544       461,926
  Large Cap Portfolio (Cost $19,564,304)                                       1,164,056    16,215,299     1,300,821     2,619,495
  Lazard International Stock Portfolio (Cost $2,317,012)                         209,838     2,396,351       852,836       672,760
  Merrill Lynch Large Cap Core Portfolio (Cost $1,397,705)                       144,053     1,303,675       247,610       284,724
  MFS Emerging Growth Portfolio (Cost $160,717)                                   17,590       185,397        75,408        31,108
  MFS Mid Cap Growth Portfolio (Cost $9,263,749)                                 850,170     6,673,838       750,254       755,535
  MFS Value Portfolio (Cost $87,517)                                               7,229        89,062        87,570            54
  Pioneer Fund Portfolio (Cost $4,078,998)                                       288,796     3,474,214       504,320       689,982
  Social Awareness Stock Portfolio (Cost $10,703,623)                            426,872    10,372,985     1,087,584     1,342,018
  Travelers Quality Bond Portfolio (Cost $5,662,604)                             504,736     5,567,243       907,131     1,144,540
  U.S. Government Securities Portfolio (Cost $11,212,614)                        871,027    11,105,594     1,861,242     2,621,848
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $99,010,502)                                                   6,767,982    97,343,362    14,301,005    14,520,704
                                                                            ------------  ------------  ------------  ------------

TRAVELERS SERIES FUND INC. (11.2%)
  AIM Capital Appreciation Portfolio (Cost $1,764,733)                           208,954     2,235,804       277,662       196,654
  MFS Total Return Portfolio (Cost $25,014,067)                                1,540,327    26,401,198     4,481,976     2,088,900
  Pioneer Strategic Income Portfolio (Cost $2,610,701)                           268,129     2,515,053       526,206       365,368
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $20,696)              2,054        20,561        19,735            40
  Smith Barney Aggressive Growth Portfolio (Cost $6,512,499)                     579,751     7,722,283     1,694,578       968,790
  Smith Barney High Income Portfolio (Cost $1,871,434)                           234,483     1,770,344       337,743       233,935
  Smith Barney International All Cap Growth Portfolio (Cost $4,819,788)          415,082     5,383,611     1,968,674     1,943,686
  Smith Barney Large Cap Value Portfolio (Cost $8,931,812)                       505,065     9,111,365     1,045,144       776,353
  Smith Barney Large Capitalization Growth Portfolio (Cost $6,456,335)           466,870     6,708,918     1,326,201     1,424,491
  Smith Barney Money Market Portfolio (Cost $4,888,245)                        4,888,245     4,888,245     5,269,087     5,557,396
  Strategic Equity Portfolio (Cost $65,354,809)                                2,565,939    45,006,562     1,901,590     4,334,753
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $128,245,119)                                                 11,674,899   111,763,944    18,848,596    17,890,366
                                                                            ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Comstock Portfolio - Class II Shares (Cost $382,428)                            32,760       448,481       269,630        29,714
  Emerging Growth Portfolio - Class II Shares (Cost $393,224)                     17,189       444,156       150,995       168,381
  Enterprise Portfolio - Class II Shares (Cost $101,354)                           8,047       109,434        50,822        43,317
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $877,006)                                                         57,996     1,002,071       471,447       241,412
                                                                            ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $564,029)                                                         62,809       716,023       251,814        61,946
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND (6.9%)
  Equity - Income Portfolio - Initial Class (Cost $24,929,765)                 1,078,208    27,354,126     2,347,972     2,214,430
  Growth Portfolio - Initial Class (Cost $53,056,970)                          1,208,519    38,684,702     2,105,062     4,291,347
  High Income Portfolio - Initial Class (Cost $3,319,252)                        416,272     2,913,902       476,028       228,640
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $81,305,987)                                                   2,702,999    68,952,730     4,929,062     6,734,417
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (2.3%)
  Asset Manager Portfolio - Initial Class (Cost $14,253,114)                     893,816    13,273,170       835,067     1,026,460
  Contrafund(R) Portfolio - Service Class 2 (Cost $7,524,973)                    367,082     9,672,618     2,357,739       391,419
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $21,778,087)                                                   1,260,898    22,945,788     3,192,806     1,417,879
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2004 (CONTINUED)
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF         MARKET      COST OF       PROCEEDS
                                                                               SHARES         VALUE      PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
VARIABLE INSURANCE PRODUCTS FUND III (0.8%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $137,960)        21,950  $    156,066  $     90,770  $    117,718
  Mid Cap Portfolio - Service Class 2 (Cost $5,688,221)                          255,043     7,620,698     3,249,504       261,625
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $5,826,181)                                                      276,993     7,776,764     3,340,274       379,343
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $1,031,726,440)                                                                   $996,655,462  $127,585,931  $130,957,760
                                                                                          ============  ============  ============

7. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
CAPITAL APPRECIATION FUND                     2004   54,193  1.196 - 1.982    80,653          --      0.30 - 1.30      17.14 - 18.82
                                              2003   43,261  1.586 - 1.668    70,888        0.05      0.60 - 1.30      23.33 - 24.11
                                              2002   44,681  1.286 - 1.344    59,102        1.58      0.60 - 1.30  (26.09) - (25.50)
                                              2001   45,401  1.740 - 1.804    80,894        0.47      0.60 - 1.30  (27.04) - (26.55)

DREYFUS STOCK INDEX FUND, INC.                2004   20,055  1.100 - 1.855    26,932        1.82      0.30 - 1.30        8.16 - 9.96
                                              2003   14,993  1.604 - 1.687    24,760        1.51      0.60 - 1.30      26.70 - 27.61
                                              2002   14,628  1.266 - 1.322    18,994        1.35      0.60 - 1.30  (23.32) - (22.83)
                                              2001   14,780  1.651 - 1.713    24,941        1.09      0.60 - 1.30  (13.33) - (12.74)

HIGH YIELD BOND TRUST                         2004    4,258  1.053 - 2.073     7,275        6.98      0.30 - 1.30        4.88 - 8.14
                                              2003    3,728  1.823 - 1.917     7,021        8.33      0.60 - 1.30      27.48 - 28.31
                                              2002    3,226  1.430 - 1.494     4,738       15.29      0.60 - 1.30        3.25 - 3.97
                                              2001    2,850  1.385 - 1.437     4,039        6.23      0.60 - 1.30        8.12 - 8.95

MANAGED ASSETS TRUST                          2004   23,039  1.077 - 1.907    39,357        2.34      0.30 - 1.30        6.42 - 8.78
                                              2003   22,393  1.666 - 1.753    38,557        2.64      0.60 - 1.30      20.38 - 21.23
                                              2002   23,202  1.384 - 1.446    33,016        6.44      0.60 - 1.30    (9.78) - (9.11)
                                              2001   22,664  1.534 - 1.591    35,590        2.65      0.60 - 1.30    (6.29) - (5.63)

MONEY MARKET PORTFOLIO                        2004   10,755  1.116 - 1.167    12,404        1.01      0.60 - 1.30      (0.27) - 0.43
                                              2003   11,805  1.119 - 1.162    13,574        0.78      0.60 - 1.30      (0.53) - 0.17
                                              2002   13,383  1.125 - 1.160    15,395        1.36      0.60 - 1.30        0.00 - 0.78
                                              2001    8,655  1.125 - 1.151     9,899        3.35      0.60 - 1.30        2.46 - 3.14
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I     2004      719  0.786 - 0.806       576        0.50      0.60 - 1.30        4.38 - 5.08
                                              2003      610  0.753 - 0.767       465        0.32      0.60 - 1.30       9.20 - 24.31
                                              2002      526  0.610 - 0.617       324        0.47      0.60 - 1.30  (31.15) - (30.67)
                                              2001      220  0.886 - 0.890       196        0.26      0.60 - 1.30    (11.10) - 13.88
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares         2004      588  1.105 - 1.110       652        0.16      0.60 - 1.30       2.69 - 12.26

  Growth Fund - Class 2 Shares                2004    1,316  1.087 - 1.092     1,437        0.27      0.60 - 1.30        0.09 - 9.44

  Growth-Income Fund - Class 2 Shares         2004      918  1.079 - 1.084       995        1.90      0.60 - 1.30       5.47 - 13.06

CITISTREET FUNDS, INC.
  CitiStreet Diversified Bond Fund - Class I  2004   73,042  1.012 - 1.675   112,389        3.36      0.30 - 1.30        1.30 - 4.04
                                              2003   67,200  1.531 - 1.610   106,132        4.10      0.60 - 1.30        4.22 - 4.95
                                              2002   70,560  1.469 - 1.534   106,454        4.25      0.60 - 1.30        7.54 - 8.26
                                              2001   63,795  1.366 - 1.417    89,094        4.24      0.60 - 1.30        5.48 - 6.22

  CitiStreet International Stock Fund -
    Class I                                   2004   57,242  1.153 - 1.396    75,908        1.35      0.30 - 1.30      13.43 - 14.15
                                              2003   61,503  1.162 - 1.223    73,769        0.78      0.60 - 1.30      28.40 - 29.28
                                              2002   69,771  0.905 - 0.946    64,893        0.63      0.60 - 1.30  (23.37) - (22.78)
                                              2001   57,697  1.181 - 1.225    69,699        1.39      0.60 - 1.30  (22.46) - (21.88)

  CitiStreet Large Company Stock Fund -
    Class I                                   2004   97,505  1.111 - 1.221   114,889        0.84      0.30 - 1.30        8.58 - 9.41
                                              2003  100,111  1.061 - 1.116   109,591        0.71      0.60 - 1.30      26.46 - 27.40
                                              2002   94,934  0.839 - 0.876    81,790        0.67      0.60 - 1.30  (23.80) - (23.29)
                                              2001   77,891  1.101 - 1.142    87,734        0.88      0.60 - 1.30  (16.84) - (16.28)

  CitiStreet Small Company Stock Fund -
    Class I                                   2004   42,854  1.173 - 1.583    62,036        0.11      0.30 - 1.30      13.44 - 14.21
                                              2003   43,585  1.317 - 1.386    59,272        0.13      0.60 - 1.30      41.16 - 42.30
                                              2002   39,742  0.933 - 0.974    38,097        0.53      0.60 - 1.30  (24.70) - (24.20)
                                              2001   35,967  1.239 - 1.285    45,585        0.04      0.60 - 1.30        0.24 - 0.94

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                                 2004      873  1.766 - 1.845     1,585        0.28      0.60 - 1.30      23.32 - 24.24
                                              2003      841  1.432 - 1.485     1,231          --      0.60 - 1.30      24.17 - 41.97
                                              2002      860  1.016 - 1.046       889        0.18      0.60 - 1.30  (12.64) - (12.10)
                                              2001      814  1.163 - 1.190       960          --      0.60 - 1.30   (10.88) - (9.30)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class   2004    1,917  2.343 - 2.444     4,627        1.97      0.60 - 1.30      29.66 - 30.63
                                              2003    1,612  1.807 - 1.871     2,989        2.30      0.60 - 1.30      32.28 - 33.17
                                              2002    1,255  1.366 - 1.405     1,748        1.72      0.60 - 1.30        3.17 - 3.92
                                              2001      446  1.324 - 1.352       598        1.51      0.60 - 1.30        7.38 - 8.16
  Delaware VIP Small Cap Value Series -
    Standard Class                            2004    3,428  2.119 - 2.214     7,492        0.19      0.60 - 1.30      19.92 - 20.72
                                              2003    2,943  1.767 - 1.834     5,334        0.36      0.60 - 1.30      40.13 - 41.19
                                              2002    2,374  1.261 - 1.299     3,054        0.43      0.60 - 1.30    (6.80) - (6.21)
                                              2001    1,211  1.353 - 1.385     1,665        0.77      0.60 - 1.30       2.97 - 13.03
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares                2004   10,538  1.123 - 1.797    17,225        0.20      0.30 - 1.30       9.14 - 10.72
                                              2003    9,736  1.564 - 1.623    15,601        0.03      0.60 - 1.30      30.01 - 30.89
                                              2002    9,248  1.203 - 1.240    11,350        0.04      0.60 - 1.30  (20.17) - (19.58)
                                              2001    7,243  1.507 - 1.542    11,085        0.48      0.60 - 1.30    (7.38) - (6.72)
  Dreyfus VIF - Appreciation Portfolio -
    Initial Shares                            2004   15,847  1.057 - 1.106    17,235        1.63      0.60 - 1.30        3.63 - 4.44
                                              2003   17,426  1.020 - 1.059    18,200        1.40      0.60 - 1.30      19.72 - 20.48
                                              2002   18,325  0.852 - 0.879    15,933        1.07      0.60 - 1.30  (17.84) - (17.23)
                                              2001   19,502  1.037 - 1.062    20,537        0.86      0.60 - 1.30   (10.53) - (9.85)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund - Class 2
    Shares                                    2004    1,196  1.334 - 1.350     1,614        0.66      0.60 - 1.30       8.79 - 12.03
                                              2003      410  1.200 - 1.205       494        0.04      0.60 - 1.30       7.60 - 20.50
  Templeton Developing Markets
    Securities Fund - Class 2 Shares          2004      122  1.230 - 1.235       150        0.31      0.60 - 1.30       3.19 - 24.92
  Templeton Foreign Securities Fund -
    Class 2 Shares                            2004      412  1.153 - 1.158       477        0.63      0.60 - 1.30      14.91 - 18.24
  Templeton Global Asset Allocation Fund
    - Class 1 Shares                          2004    7,121  1.152 - 2.046     9,776        2.94      0.30 - 1.30      13.61 - 15.27
                                              2003    4,937  1.688 - 1.775     8,578        2.78      0.60 - 1.30      30.65 - 31.48
                                              2002    4,883  1.292 - 1.350     6,472        1.98      0.60 - 1.30    (8.68) - (4.73)
                                              2001    5,204  1.366 - 1.417     7,265        1.43      0.60 - 1.30  (10.89) - (10.26)
  Templeton Growth Securities Fund -
    Class 1 Shares                            2004   17,959  1.130 - 2.017    23,877        1.26      0.30 - 1.30      11.44 - 15.52
                                              2003   12,172  1.660 - 1.746    20,856        1.69      0.60 - 1.30      30.91 - 31.87
                                              2002   12,453  1.268 - 1.324    16,228        2.40      0.60 - 1.30  (19.34) - (18.82)
                                              2001   13,096  1.572 - 1.631    21,077        2.04      0.60 - 1.30    (2.30) - (1.57)
  Templeton Growth Securities Fund -
    Class 2 Shares                            2004      129  1.122 - 1.127       145        0.24      0.60 - 1.30      10.43 - 15.15
GREENWICH STREET SERIES FUND

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
GREENWICH STREET SERIES FUND (CONTINUED)
  Appreciation Portfolio                      2004    1,023  1.011 - 1.037     1,053        1.26      0.60 - 1.30        7.44 - 8.13
                                              2003      792  0.941 - 0.959       755        0.84      0.60 - 1.30      23.01 - 23.74
                                              2002      455  0.765 - 0.775       351        2.50      0.60 - 1.30  (19.26) - (17.99)
                                              2001       80  0.940 - 0.945        75        0.12      0.60 - 1.30    (5.70) - (1.57)

  Equity Index Portfolio - Class II Shares    2004   23,266  0.887 - 0.923    21,188        1.39      0.60 - 1.30        8.83 - 9.62
                                              2003   22,712  0.815 - 0.842    18,912        1.09      0.60 - 1.30      25.97 - 27.00
                                              2002   19,638  0.647 - 0.663    12,900        2.06      0.60 - 1.30  (23.34) - (22.82)
                                              2001   13,716  0.844 - 0.859    11,713        0.74      0.60 - 1.30   (13.44) - (6.83)

  Fundamental Value Portfolio                 2004    4,907  1.046 - 1.073     5,218        0.70      0.60 - 1.30        6.84 - 7.52
                                              2003    4,424  0.979 - 0.998     4,385        0.69      0.60 - 1.30      36.73 - 37.85
                                              2002    3,352  0.716 - 0.724     2,417        1.54      0.60 - 1.30  (22.26) - (21.73)
                                              2001      810  0.921 - 0.925       748        0.12      0.60 - 1.30      (7.60) - 0.88
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares         2004    3,899  1.060 - 1.088     4,219        2.32      0.60 - 1.30        6.85 - 7.62
                                              2003    3,548  0.992 - 1.011     3,573        1.94      0.60 - 1.30      12.22 - 13.09
                                              2002    2,785  0.884 - 0.894     2,485        2.42      0.60 - 1.30    (7.82) - (6.54)
                                              2001    1,236  0.959 - 0.964     1,191        1.80      0.60 - 1.30      (3.80) - 6.67

  Mid Cap Growth Portfolio - Service Shares   2004    1,273  0.864 - 0.887     1,123          --      0.60 - 1.30      18.84 - 19.86
                                              2003    1,047  0.727 - 0.740       773          --      0.60 - 1.30      16.16 - 33.82
                                              2002      849  0.546 - 0.553       469          --      0.60 - 1.30  (29.09) - (28.46)
                                              2001      339  0.770 - 0.773       262          --      0.60 - 1.30     (22.80) - 2.80

  Worldwide Growth Portfolio - Service        2004    2,181  0.773 - 0.793     1,722        0.94      0.60 - 1.30        3.20 - 3.93
    Shares                                    2003    2,057  0.749 - 0.763     1,566        0.85      0.60 - 1.30      21.54 - 22.87
                                              2002    1,912  0.614 - 0.621     1,185        0.72      0.60 - 1.30  (26.64) - (26.16)
                                              2001      864  0.837 - 0.841       726        0.14      0.60 - 1.30     (16.00) - 8.83
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio       2004       68  1.124 - 1.128        77          --      0.60 - 1.15     (0.27) - 13.51

LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                 2004      159  1.110 - 1.112       177        1.03      0.60 - 0.90      11.20 - 16.47

  Mid-Cap Value Portfolio                     2004      187  1.164 - 1.166       217        0.76      0.60 - 0.90      16.60 - 20.75
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                            2004       10  1.075 - 1.080        10          --      0.60 - 1.30       0.00 - 13.01

PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative
    Class                                     2004    4,033  1.218 - 1.249     5,008        1.89      0.60 - 1.30        3.57 - 4.26
                                              2003    3,563  1.176 - 1.198     4,252        2.83      0.60 - 1.30        3.70 - 4.36
                                              2002    2,749  1.134 - 1.148     3,148        4.04      0.60 - 1.30        7.59 - 8.40
                                              2001      365  1.054 - 1.059       386        2.65      0.60 - 1.30      (1.95) - 5.70

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                           2004      142  0.775 - 0.796       112          --      0.60 - 1.30        6.16 - 7.09
                                              2003      120  0.730 - 0.744        89          --      0.60 - 1.30      30.36 - 31.22
                                              2002      166  0.560 - 0.567        94          --      0.60 - 1.30  (30.52) - (30.00)
                                              2001       58  0.806 - 0.810        47          --      0.60 - 1.30    (19.10) - 22.27
  Putnam VT International Equity Fund -
    Class IB Shares                           2004    2,037  1.015 - 1.041     2,112        1.54      0.60 - 1.30      14.69 - 15.54
                                              2003    1,973  0.885 - 0.901     1,773        0.76      0.60 - 1.30      26.97 - 27.80
                                              2002    1,440  0.697 - 0.705     1,014        0.55      0.60 - 1.30  (18.76) - (15.88)
                                              2001      424  0.858 - 0.862       365          --      0.60 - 1.30     (13.90) - 2.50
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                 2004    2,899  1.617 - 1.659     4,789        0.34      0.60 - 1.30      24.58 - 25.49
                                              2003    2,145  1.298 - 1.322     2,828        0.30      0.60 - 1.30      47.67 - 48.71
                                              2002    1,532  0.879 - 0.889     1,359        0.11      0.60 - 1.30  (19.28) - (18.00)
                                              2001      358  1.089 - 1.094       392          --      0.60 - 1.30       2.92 - 22.77
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                      2004    6,589  1.759 - 1.836    11,938        0.56      0.60 - 1.30        6.93 - 7.62
                                              2003    6,152  1.645 - 1.706    10,378        0.28      0.60 - 1.30      37.20 - 38.25
                                              2002    5,324  1.199 - 1.234     6,512        0.50      0.60 - 1.30  (25.99) - (25.53)
                                              2001    3,421  1.620 - 1.657     5,629        1.04      0.60 - 1.30        0.56 - 6.43

  Investors Fund - Class I                    2004    2,314  1.544 - 1.613     3,681        1.49      0.60 - 1.30        8.89 - 9.65
                                              2003    2,322  1.418 - 1.471     3,375        1.49      0.60 - 1.30      30.69 - 31.57
                                              2002    2,119  1.085 - 1.118     2,347        1.28      0.60 - 1.30  (24.07) - (23.53)
                                              2001    1,704  1.429 - 1.462     2,475        1.31      0.60 - 1.30    (5.36) - (4.69)

  Small Cap Growth Fund - Class I             2004    1,365  1.045 - 1.072     1,458          --      0.60 - 1.30      13.71 - 14.41
                                              2003    1,028  0.919 - 0.937       961          --      0.60 - 1.30      47.04 - 48.03
                                              2002      721  0.625 - 0.633       456          --      0.60 - 1.30  (35.57) - (34.21)
                                              2001      201  0.970 - 0.975       196          --      0.60 - 1.30     (2.60) - 28.14

  Total Return Fund - Class I                 2004      557  1.239 - 1.295       707        1.70      0.60 - 1.30        7.37 - 8.10
                                              2003      652  1.154 - 1.198       768        1.77      0.60 - 1.30      14.37 - 15.30
                                              2002      585  1.009 - 1.039       600        1.63      0.60 - 1.30    (8.02) - (7.48)
                                              2001      386  1.097 - 1.123       429        2.39      0.60 - 1.30      (1.96) - 6.40
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy Portfolio    2004      352  0.813 - 0.834       290        1.03      0.60 - 1.30        2.14 - 2.84
                                              2003      280  0.796 - 0.811       225        0.58      0.60 - 1.30      21.90 - 22.69
                                              2002      175  0.653 - 0.661       115        0.95      0.60 - 1.30  (26.96) - (26.47)
                                              2001       35  0.894 - 0.899        32          --      0.60 - 1.30    (10.30) - 12.31
  Smith Barney Premier Selections All
    Cap Growth Portfolio                      2004      111  0.870 - 0.893        98          --      0.60 - 1.30        1.52 - 2.29
                                              2003       92  0.857 - 0.873        80          --      0.60 - 1.30      32.46 - 33.49
                                              2002       68  0.647 - 0.654        44        0.06      0.60 - 1.30   (27.71) - (1.52)
                                              2001       44  0.895 - 0.899        40          --      0.60 - 1.30    (10.20) - 12.13
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II              2004      757  1.615 - 1.687     1,260          --      0.60 - 1.30      15.27 - 16.02
                                              2003      792  1.401 - 1.454     1,138        0.11      0.60 - 1.30      36.68 - 37.56
                                              2002      758  1.025 - 1.057       794        0.61      0.60 - 1.30  (24.19) - (23.57)
                                              2001      320  1.352 - 1.383       440        0.01      0.60 - 1.30     (1.14) - 13.23

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio            2004      576  1.432 - 1.486       853        3.79      0.60 - 1.30        4.99 - 5.61
                                              2003      203  1.364 - 1.407       283        4.17      0.60 - 1.30      24.57 - 25.51
                                              2002      124  1.095 - 1.121       137        6.17      0.60 - 1.30    (8.14) - (7.51)
                                              2001      179  1.192 - 1.212       216        1.69      0.60 - 1.30    (2.13) - (1.46)

  Disciplined Mid Cap Stock Portfolio         2004    7,158  1.143 - 2.108    12,203        0.30      0.30 - 1.30      12.83 - 15.76
                                              2003    5,146  1.755 - 1.821     9,287        0.35      0.60 - 1.30      32.05 - 32.92
                                              2002    4,090  1.329 - 1.370     5,557        0.65      0.60 - 1.30  (15.46) - (14.80)
                                              2001    2,490  1.572 - 1.608     3,975        0.31      0.60 - 1.30    (5.24) - (4.63)

  Equity Income Portfolio                     2004   15,067  1.442 - 1.519    22,449        1.33      0.60 - 1.30        8.42 - 9.20
                                              2003   15,784  1.330 - 1.391    21,579        0.94      0.60 - 1.30      29.50 - 30.37
                                              2002   16,107  1.027 - 1.067    16,926        1.16      0.60 - 1.30  (15.05) - (14.43)
                                              2001   14,182  1.209 - 1.247    17,480        1.15      0.60 - 1.30    (7.85) - (7.15)

  Federated High Yield Portfolio              2004      274  1.306 - 1.373       369        7.78      0.60 - 1.30        8.92 - 9.66
                                              2003      266  1.199 - 1.252       327        7.79      0.60 - 1.30      20.87 - 21.67
                                              2002      247  0.992 - 1.029       250       15.57      0.60 - 1.30        2.37 - 6.19
                                              2001      274  0.969 - 0.990       270       11.51      0.80 - 1.30        0.62 - 1.12

  Federated Stock Portfolio                   2004    2,685  1.470 - 1.549     4,086        1.45      0.60 - 1.30        9.13 - 9.86
                                              2003    2,743  1.347 - 1.410     3,806        1.47      0.60 - 1.30      25.89 - 26.91
                                              2002    2,993  1.070 - 1.111     3,281        3.03      0.60 - 1.30  (20.33) - (19.84)
                                              2001    2,206  1.343 - 1.386     3,019        1.19      0.60 - 1.30      (0.57) - 0.81

  Large Cap Portfolio                         2004   13,190  1.190 - 1.253    16,215        0.78      0.60 - 1.30        5.12 - 5.83
                                              2003   14,307  1.132 - 1.184    16,654        0.40      0.60 - 1.30      23.04 - 23.98
                                              2002   14,465  0.920 - 0.955    13,622        0.49      0.60 - 1.30  (23.78) - (23.29)
                                              2001   14,058  1.207 - 1.245    17,297        0.52      0.60 - 1.30  (18.39) - (17.82)

  Lazard International Stock Portfolio        2004    2,240  1.036 - 1.092     2,396        1.64      0.60 - 1.30      14.22 - 15.07
                                              2003    2,070  0.907 - 0.949     1,928        1.89      0.60 - 1.30      26.85 - 27.90
                                              2002    2,200  0.715 - 0.742     1,608        2.17      0.60 - 1.30  (14.06) - (13.52)
                                              2001    2,109  0.832 - 0.858     1,787        0.17      0.60 - 1.30  (27.15) - (14.29)

  Merrill Lynch Large Cap Core Portfolio      2004    1,156  1.095 - 1.144     1,304        0.56      0.60 - 1.30      14.42 - 15.21
                                              2003    1,191  0.957 - 0.993     1,168        0.69      0.60 - 1.30      19.63 - 20.51
                                              2002    1,299  0.800 - 0.824     1,059        0.56      0.60 - 1.30  (26.13) - (25.63)
                                              2001    1,385  1.083 - 1.108     1,524        0.04      0.60 - 1.30  (23.46) - (22.89)

  MFS Emerging Growth Portfolio               2004      244  0.747 - 0.767       185          --      0.60 - 1.30      11.16 - 12.13
                                              2003      177  0.672 - 0.684       120          --      0.60 - 1.30      27.51 - 28.33
                                              2002       81  0.527 - 0.533        43          --      0.60 - 1.30  (35.10) - (34.68)
                                              2001       21  0.812 - 0.816        17          --      0.60 - 1.30     (18.50) - 0.62

  MFS Mid Cap Growth Portfolio                2004    5,294  1.228 - 1.283     6,674          --      0.60 - 1.30      12.66 - 13.44
                                              2003    5,251  1.090 - 1.131     5,852          --      0.60 - 1.30      35.24 - 36.27
                                              2002    5,016  0.806 - 0.830     4,116          --      0.60 - 1.30  (49.50) - (49.17)
                                              2001    4,207  1.596 - 1.633     6,811          --      0.60 - 1.30  (24.65) - (24.12)

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Value Portfolio                         2004       79  1.126 - 1.128        89        5.77      0.60 - 0.90      12.80 - 15.72

  Pioneer Fund Portfolio                      2004    2,736  1.110 - 1.340     3,474        0.93      0.30 - 1.30       9.36 - 10.47
                                              2003    2,802  1.153 - 1.213     3,333        1.54      0.60 - 1.30      22.14 - 23.02
                                              2002    2,722  0.944 - 0.986     2,639        7.00      0.60 - 1.30  (31.09) - (30.61)
                                              2001    2,695  1.370 - 1.421     3,778        1.86      0.60 - 1.30  (24.02) - (23.48)

  Social Awareness Stock Portfolio            2004    6,799  1.135 - 1.663    10,373        0.75      0.30 - 1.30       4.88 - 11.38
                                              2003    6,563  1.497 - 1.575    10,110        0.56      0.60 - 1.30      27.19 - 28.05
                                              2002    6,876  1.177 - 1.230     8,298        0.89      0.60 - 1.30  (25.83) - (25.27)
                                              2001    6,733  1.587 - 1.646    10,913        0.42      0.60 - 1.30  (16.74) - (16.19)

  Travelers Quality Bond Portfolio            2004    4,395  1.008 - 1.440     5,567        4.67      0.30 - 1.30        0.90 - 2.71
                                              2003    4,269  1.342 - 1.402     5,884        4.64      0.60 - 1.30        5.59 - 6.37
                                              2002    4,653  1.271 - 1.318     6,047        7.81      0.60 - 1.30        4.44 - 5.10
                                              2001    3,953  1.217 - 1.254     4,901        3.43      0.60 - 1.30        5.73 - 6.54

  U.S. Government Securities Portfolio        2004    7,259  1.016 - 1.746    11,106        4.36      0.30 - 1.30        1.80 - 5.50
                                              2003    7,210  1.574 - 1.655    11,703        4.90      0.60 - 1.30        1.42 - 2.10
                                              2002    7,122  1.552 - 1.621    11,349        8.06      0.60 - 1.30      12.22 - 12.96
                                              2001    4,336  1.383 - 1.435     6,131        4.00      0.60 - 1.30        4.46 - 5.21
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio          2004    2,523  0.872 - 0.894     2,236        0.14      0.60 - 1.30        5.19 - 5.80
                                              2003    2,416  0.829 - 0.845     2,028          --      0.60 - 1.30       7.17 - 28.61
                                              2002    2,343  0.650 - 0.657     1,533          --      0.60 - 1.30  (24.77) - (24.40)
                                              2001       41  0.864 - 0.869        36          --      0.60 - 1.30    (13.30) - 16.89

  MFS Total Return Portfolio                  2004   14,252  1.077 - 1.988    26,401        2.82      0.30 - 1.30       6.63 - 10.81
                                              2003   12,880  1.706 - 1.794    22,689        2.38      0.60 - 1.30      15.04 - 15.82
                                              2002   12,280  1.483 - 1.549    18,717        6.90      0.60 - 1.30    (6.49) - (5.84)
                                              2001    8,720  1.586 - 1.645    14,173        2.65      0.60 - 1.30    (1.31) - (0.60)

  Pioneer Strategic Income Portfolio          2004    1,756  1.066 - 1.554     2,515        7.11      0.30 - 1.30       6.07 - 10.29
                                              2003    1,651  1.340 - 1.409     2,277        9.64      0.60 - 1.30      18.06 - 18.80
                                              2002    1,509  1.135 - 1.186     1,756       23.08      0.60 - 1.30        4.51 - 5.24
                                              2001    1,618  1.086 - 1.127     1,795        7.93      0.60 - 1.30        2.84 - 3.58
  SB Adjustable Rate Income Portfolio -
    Class I Shares                            2004       20          1.007        21        3.12             0.60               0.50
                                              2003        1          1.002         1        0.34             0.60               0.20

  Smith Barney Aggressive Growth Portfolio    2004    8,370  0.906 - 0.930     7,722          --      0.60 - 1.30        8.50 - 9.28
                                              2003    7,500  0.835 - 0.851     6,345          --      0.60 - 1.30      32.75 - 33.81
                                              2002    5,161  0.629 - 0.636     3,272          --      0.60 - 1.30  (33.51) - (33.05)
                                              2001    1,387  0.946 - 0.950     1,316          --      0.60 - 1.30     (8.83) - 20.97

  Smith Barney High Income Portfolio          2004    1,336  1.054 - 1.407     1,770        8.38      0.30 - 1.30        4.77 - 9.84
                                              2003    1,307  1.219 - 1.281     1,640        8.14      0.60 - 1.30      25.93 - 26.71
                                              2002    1,132  0.968 - 1.011     1,123       22.80      0.60 - 1.30    (4.54) - (3.81)
                                              2001    1,203  1.014 - 1.051     1,246       12.06      0.60 - 1.30    (4.97) - (4.37)

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney International All Cap
    Growth Portfolio                          2004    5,177  0.984 - 1.168     5,384        0.96      0.30 - 1.30      15.30 - 17.19
                                              2003    5,260  0.846 - 0.890     4,590        1.06      0.60 - 1.30      25.89 - 26.78
                                              2002    5,518  0.672 - 0.702     3,811        1.01      0.60 - 1.30  (26.72) - (26.18)
                                              2001    5,444  0.917 - 0.951     5,106          --      0.60 - 1.30  (32.07) - (31.58)

  Smith Barney Large Cap Value Portfolio      2004    6,274  1.093 - 1.537     9,111        1.98      0.30 - 1.30        7.58 - 9.94
                                              2003    5,894  1.328 - 1.398     8,139        1.85      0.60 - 1.30      25.88 - 26.86
                                              2002    5,695  1.055 - 1.102     6,207        4.12      0.60 - 1.30  (26.38) - (25.84)
                                              2001    5,358  1.433 - 1.486     7,881        1.35      0.60 - 1.30    (9.36) - (8.72)
  Smith Barney Large Capitalization
    Growth Portfolio                          2004    4,539  1.439 - 1.504     6,709        0.35      0.60 - 1.30    (0.90) - (0.27)
                                              2003    4,607  1.452 - 1.508     6,846        0.02      0.60 - 1.30      45.64 - 46.69
                                              2002    4,345  0.997 - 1.028     4,414        0.36      0.60 - 1.30  (25.76) - (25.24)
                                              2001    4,277  1.343 - 1.375     5,828          --      0.60 - 1.30  (13.63) - (13.03)

  Smith Barney Money Market Portfolio         2004    4,166  1.004 - 1.260     4,892        0.89      0.30 - 1.30      (0.42) - 0.40
                                              2003    4,222  1.194 - 1.257     5,177        0.66      0.60 - 1.30      (0.67) - 0.08
                                              2002    4,781  1.202 - 1.256     5,876        1.26      0.60 - 1.30        0.00 - 0.72
                                              2001    4,451  1.202 - 1.247     5,453        3.59      0.60 - 1.30        2.30 - 3.06

  Strategic Equity Portfolio                  2004   33,929  1.108 - 1.538    45,007        1.41      0.30 - 1.30        8.85 - 9.81
                                              2003   31,777  1.334 - 1.404    43,833          --      0.60 - 1.30      30.78 - 31.83
                                              2002   33,264  1.020 - 1.065    34,911        0.59      0.60 - 1.30  (34.45) - (34.01)
                                              2001   34,857  1.556 - 1.614    55,564        0.20      0.60 - 1.30  (14.46) - (13.87)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares        2004      307  1.452 - 1.469       448        0.49      0.60 - 1.30      12.70 - 16.77
                                              2003      124  1.256 - 1.258       155          --      0.60 - 0.90       9.12 - 25.80

  Emerging Growth Portfolio - Class II        2004      610  0.716 - 0.735       444          --      0.60 - 1.30        5.45 - 6.21
    Shares                                    2003      629  0.679 - 0.692       433          --      0.60 - 1.30       5.54 - 26.28
                                              2002      446  0.542 - 0.548       243        0.03      0.60 - 1.30  (33.50) - (33.09)
                                              2001       82  0.815 - 0.819        67          --      0.60 - 1.30    (18.20) - 11.48

  Enterprise Portfolio - Class II Shares      2004      135  0.803 - 0.824       109        0.13      0.60 - 1.30        2.42 - 3.13
                                              2003      123  0.784 - 0.799        97        0.24      0.60 - 1.30      11.57 - 25.04
                                              2002       97  0.632 - 0.639        61        0.05      0.60 - 1.30  (30.47) - (28.64)
                                              2001       15  0.909 - 0.913        14          --      0.60 - 1.30     (8.80) - 18.51
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                   2004      630  1.110 - 1.139       716        0.09      0.60 - 1.30      14.08 - 14.93
                                              2003      455  0.973 - 0.991       450          --      0.60 - 1.30      40.20 - 41.17
                                              2002      339  0.694 - 0.702       237          --      0.60 - 1.30  (26.64) - (25.96)
                                              2001       78  0.946 - 0.950        74          --      0.60 - 1.30     (5.66) - 22.38
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Initial Class   2004   21,303  1.098 - 1.882    27,354        1.53      0.30 - 1.30       8.18 - 10.84
                                              2003   14,930  1.614 - 1.698    24,870        1.80      0.60 - 1.30      28.61 - 29.52
                                              2002   15,555  1.255 - 1.311    20,059        1.79      0.60 - 1.30  (17.97) - (17.44)
                                              2001   17,148  1.530 - 1.588    26,859        1.73      0.60 - 1.30    (6.19) - (5.48)

                                                                                                       EXPENSE            TOTAL
                                              YEAR            UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)        RETURN (3)
                                             ENDED    UNITS    LOWEST TO      ASSETS     INCOME       LOWEST TO        LOWEST TO
                                             DEC 31  (000S)   HIGHEST ($)    ($000S)    RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                             ------  ------  -------------   -------  --------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
  Growth Portfolio - Initial Class            2004   31,724  1.097 - 1.578    38,685        0.26      0.30 - 1.30        2.05 - 7.44
                                              2003   26,360  1.460 - 1.536    39,765        0.26      0.60 - 1.30      31.18 - 32.07
                                              2002   26,480  1.113 - 1.163    30,326        0.26      0.60 - 1.30  (31.04) - (30.53)
                                              2001   28,726  1.614 - 1.674    47,480        0.08      0.60 - 1.30  (18.69) - (18.14)

  High Income Portfolio - Initial Class       2004    2,689  1.061 - 1.161     2,914        8.03      0.30 - 1.30        5.26 - 8.91
                                              2003    2,520  1.014 - 1.066     2,634        7.19      0.60 - 1.30      25.65 - 26.45
                                              2002    2,589  0.807 - 0.843     2,145       11.30      0.60 - 1.30        2.15 - 2.80
                                              2001    2,879  0.790 - 0.820     2,327       13.79      0.60 - 1.30  (12.90) - (12.21)
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio - Initial Class     2004   11,117  1.053 - 1.613    13,273        2.72      0.30 - 1.30        4.10 - 4.81
                                              2003    8,687  1.463 - 1.539    13,123        3.57      0.60 - 1.30      16.48 - 17.30
                                              2002    9,186  1.256 - 1.312    11,866        4.16      0.60 - 1.30    (9.90) - (9.27)
                                              2001   10,582  1.394 - 1.446    15,105        4.27      0.60 - 1.30    (5.36) - (4.68)

  Contrafund(R) Portfolio - Service Class 2   2004    7,790  1.215 - 1.247     9,673        0.19      0.60 - 1.30      13.66 - 14.51
                                              2003    6,001  1.069 - 1.089     6,515        0.26      0.60 - 1.30      26.51 - 27.37
                                              2002    4,314  0.845 - 0.855     3,677        0.50      0.60 - 1.30   (10.77) - (8.23)
                                              2001    1,537  0.947 - 0.951     1,462          --      0.60 - 1.30      (5.00) - 3.15
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                         2004      161  0.949 - 0.974       156          --      0.60 - 1.30      (0.11) - 0.62
                                              2003      188  0.950 - 0.968       181          --      0.60 - 1.30       2.58 - 24.26
                                              2002      141  0.770 - 0.779       110        0.28      0.60 - 1.30    (8.77) - (8.14)
                                              2001       15  0.844 - 0.848        12          --      0.60 - 1.30    (15.30) - 24.12

  Mid Cap Portfolio - Service Class 2         2004    4,859  1.534 - 1.574     7,621          --      0.60 - 1.30      23.02 - 23.94
                                              2003    2,634  1.247 - 1.270     3,336        0.20      0.60 - 1.30      36.43 - 49.70
                                              2002    1,414  0.914 - 0.924     1,304        0.38      0.60 - 1.30   (11.18) - (8.31)
                                              2001      261  1.029 - 1.034       269          --      0.60 - 1.30       2.58 - 12.95

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                               DREYFUS STOCK
                                                                           INDEX FUND - INITIAL
                                           CAPITAL APPRECIATION FUND               SHARES                   HIGH YIELD BOND TRUST
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................   43,261,222     44,681,198      14,993,496       14,628,241      3,728,037      3,226,065
Accumulation units purchased and
  transferred from other funding options   39,058,699      7,380,195      15,708,120        3,994,657      2,215,137      1,365,934
Accumulation units redeemed and
  transferred to other funding options .  (28,126,697)    (8,800,171)    (10,646,162)      (3,629,402)    (1,684,883)      (863,962)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................   54,193,224     43,261,222      20,055,454       14,993,496      4,258,291      3,728,037
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                                                             AIM V.I. PREMIER
                                             MANAGED ASSETS TRUST           MONEY MARKET PORTFOLIO         EQUITY FUND - SERIES I
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................   22,392,829     23,202,462      11,804,850       13,382,758        609,632        526,382
Accumulation units purchased and
  transferred from other funding options    6,979,288      2,864,277       8,166,947       15,357,362        208,210        223,745
Accumulation units redeemed and
  transferred to other funding options .   (6,333,566)    (3,673,910)     (9,217,176)     (16,935,270)       (98,402)      (140,495)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................   23,038,551     22,392,829      10,754,621       11,804,850        719,440        609,632
                                          ===========    ===========     ===========      ===========    ===========   ============

                                            GLOBAL GROWTH FUND -                GROWTH FUND -               GROWTH-INCOME FUND -
                                               CLASS 2 SHARES                  CLASS 2 SHARES                  CLASS 2 SHARES
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................           --             --              --               --             --             --
Accumulation units purchased and
  transferred from other funding options      591,647             --       1,330,545               --        924,752             --
Accumulation units redeemed and
  transferred to other funding options .       (3,745)            --         (14,498)              --         (6,824)            --
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................      587,902             --       1,316,047               --        917,928             --
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                                                             CITISTREET LARGE
                                           CITISTREET DIVERSIFIED         CITISTREET INTERNATIONAL            COMPANY STOCK
                                             BOND FUND - CLASS I            STOCK FUND - CLASS I              FUND - CLASS I
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................   67,200,067     70,559,839      61,503,146       69,771,282    100,110,726     94,933,719
Accumulation units purchased and
  transferred from other funding options   27,931,734     20,910,662      23,036,140       25,717,096     34,766,080     33,301,722
Accumulation units redeemed and
  transferred to other funding options .  (22,081,141)   (24,261,797)    (27,296,009)     (33,983,914)   (37,369,901)   (28,122,555)
Annuity units ..........................       (8,419)        (8,637)         (1,285)          (1,318)        (2,105)        (2,160)
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................   73,042,241     67,200,067      57,241,992       61,503,146     97,504,800    100,110,726
                                          ===========    ===========     ===========      ===========    ===========   ============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                              CITISTREET SMALL               CREDIT SUISSE TRUST
                                               COMPANY STOCK                  EMERGING MARKETS              DELAWARE VIP REIT
                                               FUND - CLASS I                     PORTFOLIO               SERIES - STANDARD CLASS
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................   43,585,351     39,741,839         841,123          859,590      1,611,960      1,255,100
Accumulation units purchased and
  transferred from other funding options   19,473,980     17,298,383         567,568          192,680        893,077        790,942
Accumulation units redeemed and
  transferred to other funding options .  (20,203,107)   (13,452,773)       (535,717)        (211,147)      (588,183)      (434,082)
Annuity units ..........................       (2,046)        (2,098)             --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................   42,854,178     43,585,351         872,974          841,123      1,916,854      1,611,960
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                 DELAWARE VIP                   DREYFUS VIF -
                                               SMALL CAP VALUE               DEVELOPING LEADERS                 DREYFUS VIF -
                                              SERIES - STANDARD              PORTFOLIO - INITIAL          APPRECIATION PORTFOLIO -
                                                    CLASS                          SHARES                      INITIAL SHARES
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    2,942,615      2,374,109       9,736,487        9,248,016     17,426,279     18,325,175
Accumulation units purchased and
  transferred from other funding options    1,063,752      1,080,651       4,603,883        2,939,834      1,578,251      2,729,707
Accumulation units redeemed and
  transferred to other funding options .     (578,011)      (512,145)     (3,802,750)      (2,451,363)    (3,158,025)    (3,628,603)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    3,428,356      2,942,615      10,537,620        9,736,487     15,846,505     17,426,279
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                MUTUAL SHARES               TEMPLETON DEVELOPING             TEMPLETON FOREIGN
                                              SECURITIES FUND -              MARKETS SECURITIES              SECURITIES FUND -
                                               CLASS 2 SHARES               FUND - CLASS 2 SHARES              CLASS 2 SHARES
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................      410,069             --              --               --             --             --
Accumulation units purchased and
  transferred from other funding options      890,545        557,233         126,416               --        425,155             --
Accumulation units redeemed and
  transferred to other funding options .     (104,127)      (147,164)         (4,761)              --        (12,911)            --
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    1,196,487        410,069         121,655               --        412,244             --
                                          ===========    ===========     ===========      ===========    ===========   ============

                                               TEMPLETON GLOBAL               TEMPLETON GROWTH               TEMPLETON GROWTH
                                            ASSET ALLOCATION FUND -           SECURITIES FUND -              SECURITIES FUND -
                                                CLASS 1 SHARES                 CLASS 1 SHARES                  CLASS 2 SHARES
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    4,937,045      4,882,745      12,172,284       12,453,182             --             --
Accumulation units purchased and
  transferred from other funding options    5,910,384        480,780      15,071,773        1,398,855        128,955             --
Accumulation units redeemed and
  transferred to other funding options .   (3,726,078)      (426,480)     (9,285,154)      (1,679,753)            (1)            --
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    7,121,351      4,937,045      17,958,903       12,172,284        128,954             --
                                          ===========    ===========     ===========      ===========    ===========   ============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                EQUITY INDEX
                                                                            PORTFOLIO - CLASS II                FUNDAMENTAL
                                            APPRECIATION PORTFOLIO                 SHARES                     VALUE PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................      791,590        454,923      22,712,367       19,637,662      4,424,197      3,352,186
Accumulation units purchased and
  transferred from other funding options      325,473        596,259       4,804,383        7,260,706      1,281,516      1,630,376
Accumulation units redeemed and
  transferred to other funding options .      (93,654)      (259,592)     (4,250,533)      (4,186,001)      (798,949)      (558,365)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    1,023,409        791,590      23,266,217       22,712,367      4,906,764      4,424,197
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                               MID CAP GROWTH                WORLDWIDE GROWTH
                                            BALANCED PORTFOLIO -            PORTFOLIO - SERVICE            PORTFOLIO - SERVICE
                                                SERVICE SHARES                     SHARES                          SHARES
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    3,547,661      2,784,729       1,046,541          849,265      2,057,178      1,911,749
Accumulation units purchased and
  transferred from other funding options    1,158,172      1,273,693         384,541          442,033      1,489,900        606,697
Accumulation units redeemed and
  transferred to other funding options .     (807,193)      (510,761)       (158,118)        (244,757)    (1,365,922)      (461,268)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    3,898,640      3,547,661       1,272,964        1,046,541      2,181,156      2,057,178
                                          ===========    ===========     ===========      ===========    ===========   ============

                                              LAZARD RETIREMENT              GROWTH AND INCOME                MID-CAP VALUE
                                             SMALL CAP PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................           --             --              --               --             --             --
Accumulation units purchased and
  transferred from other funding options       68,682             --         363,292               --        186,520             --
Accumulation units redeemed and
  transferred to other funding options .         (215)            --        (204,330)              --             --             --
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................       68,467             --         158,962               --        186,520             --
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                 OPPENHEIMER                                                PUTNAM VT DISCOVERY
                                            MAIN STREET FUND/VA -          TOTAL RETURN PORTFOLIO -        GROWTH FUND - CLASS IB
                                                SERVICE SHARES              ADMINISTRATIVE CLASS                  SHARES
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................           --             --       3,563,248        2,749,155        119,751        165,677
Accumulation units purchased and
  transferred from other funding options        9,689             --       1,553,335        1,932,525         69,470        176,532
Accumulation units redeemed and
  transferred to other funding options .           (1)            --      (1,083,285)      (1,118,432)       (47,053)      (222,458)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................        9,688             --       4,033,298        3,563,248        142,168        119,751
                                          ===========    ===========     ===========      ===========    ===========   ============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                  PUTNAM VT                      PUTNAM VT
                                            INTERNATIONAL EQUITY                 SMALL CAP
                                              FUND - CLASS IB                  VALUE FUND -                   ALL CAP FUND -
                                                   SHARES                     CLASS IB SHARES                    CLASS I
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    1,972,857      1,440,437       2,145,351        1,531,568      6,152,452      5,324,154
Accumulation units purchased and
  transferred from other funding options    1,494,996      4,226,400       1,221,803        1,120,768      1,529,132      2,337,779
Accumulation units redeemed and
  transferred to other funding options .   (1,430,486)    (3,693,980)       (468,148)        (506,985)    (1,092,262)    (1,509,481)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    2,037,367      1,972,857       2,899,006        2,145,351      6,589,322      6,152,452
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                                 SMALL CAP
                                                                                GROWTH FUND -                  TOTAL RETURN
                                           INVESTORS FUND - CLASS I                CLASS I                    FUND - CLASS I
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    2,322,027      2,119,049       1,027,530          720,621        652,355        584,840
Accumulation units purchased and
  transferred from other funding options      485,772        670,978         602,021          465,831         88,942        132,008
Accumulation units redeemed and
  transferred to other funding options .     (493,432)      (468,000)       (264,647)        (158,922)      (184,184)       (64,493)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    2,314,367      2,322,027       1,364,904        1,027,530        557,113        652,355
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                                SMITH BARNEY
                                                SMITH BARNEY                 PREMIER SELECTIONS
                                             DIVIDEND STRATEGY                ALL CAP GROWTH                  STRONG MULTI
                                                 PORTFOLIO                        PORTFOLIO                 CAP VALUE FUND II
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................      280,179        174,915          91,892           67,996        791,652        757,672
Accumulation units purchased and
  transferred from other funding options      128,086        157,490          48,560           55,212        177,511        245,319
Accumulation units redeemed and
  transferred to other funding options .      (56,056)       (52,226)        (29,557)         (31,316)      (211,951)      (211,339)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................      352,209        280,179         110,895           91,892        757,212        791,652
                                          ===========    ===========     ===========      ===========    ===========   ============

                                            CONVERTIBLE SECURITIES           DISCIPLINED MID CAP
                                                  PORTFOLIO                    STOCK PORTFOLIO             EQUITY INCOME PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................      202,700        123,822       5,145,709        4,090,294     15,783,588     16,107,301
Accumulation units purchased and
  transferred from other funding options      420,587         88,606       4,734,402        2,183,585      2,126,306      3,268,539
Accumulation units redeemed and
  transferred to other funding options .      (47,343)        (9,728)     (2,722,480)      (1,128,170)    (2,842,455)    (3,592,252)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................      575,944        202,700       7,157,631        5,145,709     15,067,439     15,783,588
                                          ===========    ===========     ===========      ===========    ===========   ============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                               FEDERATED HIGH                 FEDERATED STOCK
                                              YIELD PORTFOLIO                    PORTFOLIO                  LARGE CAP PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................      265,898        247,093       2,742,591        2,992,630     14,306,949     14,464,628
Accumulation units purchased and
  transferred from other funding options       43,567         47,283         329,984          493,174      1,577,312      2,637,132
Accumulation units redeemed and
  transferred to other funding options .      (35,102)       (28,478)       (387,543)        (743,213)    (2,693,865)    (2,794,811)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................      274,363        265,898       2,685,032        2,742,591     13,190,396     14,306,949
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                               MERRILL LYNCH
                                            LAZARD INTERNATIONAL              LARGE CAP CORE                   MFS EMERGING
                                              STOCK PORTFOLIO                    PORTFOLIO                   GROWTH PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    2,069,720      2,200,072       1,190,966        1,298,602        177,162         81,218
Accumulation units purchased and
  transferred from other funding options      957,279        532,355         283,499          221,233        113,907        103,616
Accumulation units redeemed and
  transferred to other funding options .     (786,594)      (662,707)       (318,336)        (328,869)       (47,330)        (7,672)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    2,240,405      2,069,720       1,156,129        1,190,966        243,739        177,162
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                 MFS MID CAP
                                              GROWTH PORTFOLIO              MFS VALUE PORTFOLIO           PIONEER FUND PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    5,250,828      5,016,084              --               --      2,801,867      2,722,018
Accumulation units purchased and
  transferred from other funding options    1,102,069      1,621,369          78,956               --      1,135,503        693,121
Accumulation units redeemed and
  transferred to other funding options .   (1,059,163)    (1,386,625)             --               --     (1,201,334)      (613,272)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    5,293,734      5,250,828          78,956               --      2,736,036      2,801,867
                                          ===========    ===========     ===========      ===========    ===========   ============

                                              SOCIAL AWARENESS               TRAVELERS QUALITY                U.S. GOVERNMENT
                                              STOCK PORTFOLIO                 BOND PORTFOLIO               SECURITIES PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    6,563,046      6,876,125       4,269,190        4,653,139      7,210,019      7,121,510
Accumulation units purchased and
  transferred from other funding options    2,434,533      1,713,716       2,312,082        1,163,130      3,472,391      3,259,117
Accumulation units redeemed and
  transferred to other funding options .   (2,198,446)    (2,026,795)     (2,186,375)      (1,547,079)    (3,423,135)    (3,170,608)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    6,799,133      6,563,046       4,394,897        4,269,190      7,259,275      7,210,019
                                          ===========    ===========     ===========      ===========    ===========   ============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                 AIM CAPITAL                     MFS TOTAL                   PIONEER STRATEGIC
                                           APPRECIATION PORTFOLIO            RETURN PORTFOLIO                INCOME PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    2,416,132      2,342,947      12,880,061       12,280,023      1,650,737      1,509,285
Accumulation units purchased and
  transferred from other funding options      407,478        501,434       4,702,580        3,466,875        627,223        405,788
Accumulation units redeemed and
  transferred to other funding options .     (300,764)      (428,249)     (3,330,621)      (2,866,837)      (521,493)      (264,336)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    2,522,846      2,416,132      14,252,020       12,880,061      1,756,467      1,650,737
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                SB ADJUSTABLE
                                                 RATE INCOME                     SMITH BARNEY                   SMITH BARNEY
                                             PORTFOLIO - CLASS I              AGGRESSIVE GROWTH                 HIGH INCOME
                                                   SHARES                         PORTFOLIO                      PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................        1,000             --       7,500,302        5,160,853      1,307,485      1,131,866
Accumulation units purchased and
  transferred from other funding options       19,413          1,000       2,809,471        3,863,047        380,890        468,367
Accumulation units redeemed and
  transferred to other funding options .           --             --      (1,939,787)      (1,523,598)      (352,050)      (292,748)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................       20,413          1,000       8,369,986        7,500,302      1,336,325      1,307,485
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                SMITH BARNEY
                                               INTERNATIONAL                    SMITH BARNEY                   SMITH BARNEY
                                               ALL CAP GROWTH                 LARGE CAP VALUE              LARGE CAPITALIZATION
                                                 PORTFOLIO                       PORTFOLIO                   GROWTH PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    5,260,026      5,517,864       5,893,751        5,694,600      4,606,855      4,345,230
Accumulation units purchased and
  transferred from other funding options    3,115,292      4,895,505       1,706,898        1,380,151      1,166,222      1,495,268
Accumulation units redeemed and
  transferred to other funding options .   (3,197,832)    (5,153,343)     (1,326,687)      (1,181,000)    (1,234,357)    (1,233,643)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    5,177,486      5,260,026       6,273,962        5,893,751      4,538,720      4,606,855
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                SMITH BARNEY
                                                MONEY MARKET                  STRATEGIC EQUITY             COMSTOCK PORTFOLIO -
                                                 PORTFOLIO                       PORTFOLIO                   CLASS II SHARES
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    4,222,384      4,780,512      31,776,625       33,264,199        123,584             --
Accumulation units purchased and
  transferred from other funding options    6,333,918      6,787,668      18,668,821        4,551,450        209,196        123,584
Accumulation units redeemed and
  transferred to other funding options .   (6,389,946)    (7,345,796)    (16,516,082)      (6,039,024)       (25,938)            --
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................    4,166,356      4,222,384      33,929,364       31,776,625        306,842        123,584
                                          ===========    ===========     ===========      ===========    ===========   ============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                               EMERGING GROWTH                                                 SMITH BARNEY
                                             PORTFOLIO - CLASS II           ENTERPRISE PORTFOLIO -            SMALL CAP GROWTH
                                                   SHARES                      CLASS II SHARES            OPPORTUNITIES PORTFOLIO
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................      628,820        445,834         122,526           96,511        455,455        338,553
Accumulation units purchased and
  transferred from other funding options      246,114        374,296          79,964           80,412        246,049        188,270
Accumulation units redeemed and
  transferred to other funding options .     (264,849)      (191,310)        (67,841)         (54,397)       (71,091)       (71,368)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................      610,085        628,820         134,649          122,526        630,413        455,455
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                                                                HIGH INCOME
                                               EQUITY - INCOME               GROWTH PORTFOLIO -            PORTFOLIO - INITIAL
                                          PORTFOLIO - INITIAL CLASS             INITIAL CLASS                      CLASS
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................   14,930,474     15,555,104      26,359,793       26,480,283      2,519,953      2,588,920
Accumulation units purchased and
  transferred from other funding options   17,776,282      1,712,192      26,080,145        3,309,664      2,001,693        343,569
Accumulation units redeemed and
  transferred to other funding options .  (11,404,168)    (2,336,822)    (20,716,421)      (3,430,154)    (1,832,340)      (412,536)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................   21,302,588     14,930,474      31,723,517       26,359,793      2,689,306      2,519,953
                                          ===========    ===========     ===========      ===========    ===========   ============

                                                                                                              DYNAMIC CAPITAL
                                                ASSET MANAGER             CONTRAFUND(R) PORTFOLIO -        APPRECIATION PORTFOLIO -
                                          PORTFOLIO - INITIAL CLASS            SERVICE CLASS 2                SERVICE CLASS 2
                                          --------------------------     ----------------------------    --------------------------
                                             2004           2003            2004             2003           2004          2003
                                             ----           ----            ----             ----           ----          ----
Accumulation and annuity units
  beginning of year ....................    8,687,131      9,186,353       6,001,359        4,313,614        187,943        141,374
Accumulation units purchased and
  transferred from other funding options    8,786,013        508,124       2,402,261        2,377,696        103,921         73,636
Accumulation units redeemed and
  transferred to other funding options .   (6,356,031)    (1,007,346)       (613,505)        (689,951)      (130,433)       (27,067)
Annuity units ..........................           --             --              --               --             --             --
                                          -----------    -----------     -----------      -----------    -----------   ------------
Accumulation and annuity units
  end of year ..........................   11,117,113      8,687,131       7,790,115        6,001,359        161,431        187,943
                                          ===========    ===========     ===========      ===========    ===========   ============

                                             MID CAP PORTFOLIO -
                                                   SERVICE
                                                   CLASS 2                         COMBINED
                                          --------------------------    -----------------------------
                                             2004           2003            2004             2003
                                             ----           ----            ----             ----
Accumulation and annuity units
  beginning of year ....................    2,634,488      1,413,656     681,113,163      673,260,417
Accumulation units purchased and
  transferred from other funding options    2,710,979      1,612,695     350,826,034      218,461,988
Accumulation units redeemed and
  transferred to other funding options .     (486,264)      (391,863)   (294,945,806)    (210,595,029)
Annuity units ..........................           --             --         (13,855)         (14,213)
                                          -----------    -----------    ------------     ------------
Accumulation and annuity units
  end of year ..........................    4,859,203      2,634,488     736,979,536      681,113,163
                                          ===========    ===========    ============     ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and Owners of Variable Annuity Contracts of The Travelers Separate Account QP for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account QP for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account QP for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 25, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account QP for Variable Annuities or shares of Separate Account QP's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account QP for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expeneses.


VG-QP (Annual) (12-04) Printed in U.S.A.



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                                    GOLDTRACK
                                GOLDTRACK SELECT



                       STATEMENT OF ADDITIONAL INFORMATION



            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415













L-12549S                                                                May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002
       Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
       Notes to Consolidated Financial Statements

(b)    Exhibits

      EXHIBIT
      NUMBER       DESCRIPTION

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-00165, filed January 11, 1996.)

       2.          Exempt.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b) Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-00165, filed August 27, 1996.)

       5.          None.

       6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

       6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-00165, filed April 30, 1997.)

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

      11.          Not Applicable.

      12.          Not Applicable.

      15.          Powers of Attorney authorizing Ernest J. Wright or Kathleen
                   A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form N-4, File No. 333-00165, filed April 13, 2000.)

                   Powers of Attorney authorizing Ernest J. Wright or Kathleen
                   A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William H. Hogan. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, File No. 333-00165, filed April 11, 2001.)

                   Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. Incorporated herein by reference to Exhibit 15 to Post Effective Amendment No. 7 to the Registration Statement onf Form N-4, File No. 333-00165, filed April 24, 2002.)

                   Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William P. Krivoshik. Filed herewith.

                   Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
----------------             ----------------------

George C. Kokulis            Director, Chairman, President and Chief Executive
                             Officer

Glenn D. Lammey              Director, Senior Executive Vice President, Chief
                             Financial Officer, Chief Accounting Officer

Kathleen L. Preston          Director and Executive Vice President

Edward W. Cassidy            Director and Executive Vice President

Brendan M. Lynch             Executive Vice President

David P. Marks               Executive Vice President and Chief Investment
                             Officer

Winnifred Grimaldi           Senior Vice President

Marla Berman Lewitus         Director, Senior Vice President and General Counsel

William P. Krivoshik         Director, Senior Vice President and Chief
                             Information Officer

David A. Golino              Vice President and Controller

Donald R. Munson, Jr.        Vice President

Mark Remington               Vice President

Tim W. Still                 Vice President

Bennett Kleinberg            Vice President

Dawn Fredette                Vice President

George E. Eknaian            Vice President and Chief Actuary

Linn K. Richardson           Second Vice President and Actuary

Paul Weissman                Second Vice President and Actuary

Ernest J.Wright              Vice President and Secretary

Kathleen A. McGah            Assistant Secretary and Deputy General Counsel

Principal Business Address:


         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 43,080 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)       NAME AND PRINCIPAL               POSITIONS AND OFFICES
          BUSINESS ADDRESS                 WITH UNDERWRITER
          ----------------                 ----------------

          Kathleen L. Preston              Board of Manager

          Glenn D. Lammey                  Board of Manager

          William F. Scully III            Board of Manager

          Donald R. Munson, Jr.            Board of Manager, President, Chief
                                           Executive Officer and Chief Operating
                                           Officer

          Tim W. Still                     Vice President

          Anthony Cocolla                  Vice President

          John M. Laverty                  Treasurer and Chief Financial Officer

          Stephen E. Abbey                 Chief Compliance Officer

          Alison K. George                 Director and Chief Advertising
                                           Compliance Officer

          Stephen T. Mullin                Chief Compliance Officer

          Ernest J. Wright                 Secretary

          Kathleen A. McGah                Assistant Secretary

          William D. Wilcox                Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

       The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(d) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 26th day of April, 2005.




            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)


                             By: *GLENN D. LAMMEY
                                 -----------------------------------------------
                                 Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2005.


*GEORGE C. KOKULIS               Director, President and Chief Executive Officer
------------------------         (Principal Executive Officer)
  (George C. Kokulis)


*GLENN D. LAMMEY                 Director, Chief Financial Officer, Chief
------------------------         Accounting Officer (Principal Financial
(Glenn D. Lammey)                Officer)


*MARLA BERMAN LEWITUS            Director, Senior Vice President and General
------------------------         Counsel
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON             Director and Executive Vice President
------------------------
(Kathleen L. Preston)


*EDWARD W. CASSIDY               Director and Executive Vice President
------------------------
(Edward W. Cassidy)


*WILLIAM P. KRIVOSHIK            Director, Senior Vice President and Chief
------------------------         Information Officer
(William P. Krivoshik)




*By:     /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

 EXHIBIT NO.    DESCRIPTION
 -----------    -----------

     10.        Consent of KPMG LLP, Independent Registered Public Accounting
                Firm.

     15.        Power of Attorney authorizing Ernest J. Wright or Kathleen A.
                McGah as signatory for William Krivoshik. Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy.